    As filed with the Securities and Exchange Commission on February 27, 2003
                                                      1933 Act File No. 02-90946
                                                      1940 Act File No. 811-4015
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933      [ ]
                        POST-EFFECTIVE AMENDMENT NO. 86   [x]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940  [ ]
                               AMENDMENT NO. 89           [x]

                         EATON VANCE MUTUAL FUNDS TRUST
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)


     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
                           ---------------------------
                    (Address of Principal Executive Offices)


                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)


                                 ALAN R. DYNNER
                                 --------------
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (a)(1)
[x] on March 1, 2003 pursuant to paragraph (b)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.


Floating Rate Portfolio,  High Income  Portfolio,  Strategic  Income  Portfolio,
Tax-Managed Growth Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio have also executed this Registration Statement.

================================================================================

  LOGO



                           EATON VANCE EQUITY RESEARCH
                                      FUND

               A diversified fund seeking long-term capital growth


                                Prospectus Dated
                                  March 1, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus

                                      Page                               Page
-------------------------------------------------------------------------------
 Fund Summary                            2   Sales Charges                 6
 Investment Objective & Principal            Redeeming Shares              7
  Policies and Risks                     4   Shareholder Account Features  8
 Management and Organization             5   Tax Information               9
 Valuing Shares                          5
 Purchasing Shares                       6

-------------------------------------------------------------------------------

 THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND AND THE SERVICES
            AVAILABLE TO SHAREHOLDERS. PLEASE SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The investment objective of the Fund is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the Standard & Poor's 500 Index (the "S&P 500"). Although it invests primarily in domestic securities, the Fund may invest up to 25% of its assets in foreign securities.

The portfolio securities of the Fund are selected by a team of equity research analysts, with each analyst responsible for Fund investments in his or her area of research coverage. Allocations among market sectors will be determined by the analysts under the direction of the portfolio coordinator, using the weightings of the S&P 500 as a benchmark.

PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund seeks to minimize stock-specific risk by diversifying its holdings among many companies and industries.

Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and other developments abroad.

The Fund is not a complete investment program and you may lose money by investing. Shareholders should invest for the long-term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance for each calendar year through December 31, 2002. During this period, the expenses of the Fund were subsidized. Absent the subsidy, Fund performance would have been lower. The returns in the bar chart do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains the returns for a Fund share and a comparison to the performance of a broad-based index of domestic equity stocks. Returns in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

                                     -20.80%
                                     -------
                                      2002

The highest quarterly total return for the Fund was 6.79% for the quarter ended December 31, 2002, and the lowest quarterly return was -16.29% for the quarter ended September 30, 2002.

                                                            One        Life of
 Average Annual Total Return as of December 31, 2002        Year        Fund
--------------------------------------------------------------------------------
 Return Before Taxes                                      -25.34%     -23.06%
 Return After Taxes on Distributions                      -25.34%     -23.06%
 Return After Taxes on Distributions and the Sale of
  Fund Shares                                             -15.56%     -18.41%
 S&P 500 Index (reflects no deduction for fees,
  expenses or taxes)                                      -22.09%     -19.83%

These returns reflect the maximum sales charge (5.75%) for the Fund. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions and the Sale of Fund Shares is higher than Return After Taxes on Distributions because of realized losses. The Fund commenced operations November 1, 2001. Life of Fund returns are calculated from November 30, 2001. The S&P 500 Index is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. (Source for the S&P 500 Index returns: Thomson Financial.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees
 (fees paid directly from your investment)
--------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)          5.75%

 Maximum Deferred Sales Charge (Load)(as a percentage of the lower of
  net asset value at time of purchase or time of redemption)              None

 Maximum Sales Charge (Load)Imposed on Reinvested Distributions           None

 Exchange Fee                                                             None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
 Management Fees                                                       0.80%

 Distribution and Service (12b-1) Fees*                                0.25%

 Other Expenses                                                        6.17%
                                                                       -----
 Total Annual Fund Operating Expenses**                                7.22%

*    Service Fees are paid pursuant to a Service Plan.
**   During the  fiscal  year  ended  October  31,  2002,  Total Fund  Operating
     Expenses incurred by the Fund were 1.45% due to fee waivers by the investment adviser and administrator, and an expense allocation to the investment adviser. These fee waivers and expense allocations could be terminated at any tine.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
  Fund shares                            $1,248   $2,549    $3,794     $6,670

INVESTMENT OBJECTIVE & Principal Policies and Risks

The Fund's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Fund's investment objective may not be changed without shareholder approval. Certain of the Fund's policies may be changed by the Trustees without shareholder approval.

Under normal market conditions, the Fund will invest at least 65% of its total assets in a broadly diversified selection of common stocks. The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500. Particular stocks owned by the Fund will not mirror the S&P 500. The Fund may also invest up to 10% of its assets in unaffiliated investment companies.

The portfolio securities of the Fund are selected by a team of investment research analysts in the investment adviser's equity research group. Each analyst will maintain responsibility for Fund investments in his or her area of research coverage. Allocations among market sectors will be determined by the analysts under the direction of the portfolio coordinator, using as a benchmark the market sector weightings of the S&P 500. In selecting and managing the Fund's securities portfolio, the team of equity research analysts makes investment judgments primarily on the basis of fundamental research analysis. Fundamental research involves consideration of the various company-specific and general business, economic and market factors that influence the future performance of individual companies and equity investments therein.

Derivative instruments, such as the purchase of put options, the sale of call options and stock index futures, may be used by the Fund to enhance returns or as a substitute for the purchase or sale of securities. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Fund. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. Derivative hedging transactions may not be effective because of imperfect correlation and other factors.

Derivative instruments (such as futures contracts and options thereon and options on securities, currencies and securities indices) may be used by the Fund to enhance returns, to protect against price declines or as a substitute for the purchase or sale of securities. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Fund. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. Derivative hedging transactions may not be effective because of imperfect correlation and other factors.

The Fund may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to the Fund's 25% limitation on investing in foreign securities.

The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While at times the Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

The Fund's investment policies include a fundamental investment provision allowing the Fund to invest its assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund's investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in one or more investment companies at any time without shareholder approval.

MANAGEMENT AND ORGANIZATIOn

MANAGEMENT. The Fund's investment adviser is Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund. Under its investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2002, absent a fee reduction, Eaton Vance would have earned advisory fees equivalent to 0.65% of the Fund's average daily net assets.

The day-to-day management of the Fund's portfolio is the responsibility of a team of analysts supervised by Walter A. Row, III, who acts as the investment team leader. The team meets to discuss Fund holdings, prospective investments and portfolio composition and manages and provides research for the Fund. Mr. Row is a senior analyst and Vice President of Eaton Vance.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. In return, Eaton Vance receives a monthly administrative fee equal to 0.15% annually of the average daily net assets of the Fund. For the fiscal year ended October 31, 2002, absent a fee reduction, Eaton Vance would have earned 0.15% of the Fund's average daily net assets.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval).

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value plus a sales charge.
Exchange-listed securities are valued at closing sale prices. The investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase Fund shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Fund shares is the net asset value plus a sales charge.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Fund shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                 Sales Charge   Sales Charge   Dealer Commission
                                 as Percentage  as Percentage   as a Percentage
                                  of Offering   of Net Amount     of Offering
 Amount of Purchase                  Price        Invested           Price
--------------------------------------------------------------------------------
Less than $50,000                    5.75%          6.10%            5.00%
$50,000 but less than $100,000       4.75%          4.99%            4.00%
$100,000 but less than $250,000      3.75%          3.90%            3.00%
$250,000 but less than $500,000      3.00%          3.09%            2.50%
$500,000 but less than $1,000,000    2.00%          2.04%            1.75%
$1,000,000 or more                   0.00*          0.00*          See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.


The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Fund share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Fund shares made at net asset value to certain tax-deferred retirement plans.

Fund shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% contingent deferred sales charge ("CDSC") if redeemed within 12 months of purchase. Investors who purchase shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares which are not subject to a CDSC.

REDUCING OR ELIMINATING SALES CHARGES. Front-end sales charges on purchases of Fund shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A, Class B, Class C and/or Class D shares of Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Fund shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Fund shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Fund shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in shares of the Fund (or in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

SERVICE FEES. The Fund pays service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers receive them based on the value of shares sold by such dealers.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone           You can redeem  up to $100,000 by  calling the transfer
                         agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an Investment  Your  investment dealer is responsible for transmitting
  Dealer the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     *Full Reinvest Option     Dividends  and capital gains  are  reinvested  in
                               additional shares. This option will be assigned if you do not specify an option.

     *Partial Reinvest Option  Dividends are paid in cash  and capital gains are reinvested in additional shares.

     *Cash Option              Dividends and capital gains are paid in cash.

     *Exchange Option          Dividends and/or capital gains are reinvested  in
                               additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     * Annual and Semi-Annual Reports, containing performance information and financial statements.

     * Periodic account statements, showing recent activity and total share balance.

     * Form 1099 and tax information needed to prepare your income tax returns.

     *    Proxy materials, in the event a shareholder vote is required.

     *    Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Fund shares are generally subject to an initial sales charge, Fund shareholders should not make withdrawals from their accounts while also making purchases.

TAX-SHELTERED RETIREMENT PLANS. Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for Class A shares of another Eaton Vance fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a

"street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund intends to pay dividends semiannually and to distribute any net realized capital gains annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions are expected to be taxable primarily as long-term capital gains. A portion of the Fund's distributions may be eligible for the dividends-received deduction for corporations. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's income on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past year. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                        YEAR ENDED OCTOBER 31,
                                                     ---------------------------
                                                               2002(1)
--------------------------------------------------------------------------------
Net asset value - Beginning of year                            $10.000
                                                               --------
Income (loss) from operations
Net investment loss                                            $(0.001)
Net realized and unrealized loss                                (1.599)
                                                               --------
Total loss from operations                                     $(1.600)
                                                               --------
Net asset value - End of year                                  $ 8.400
                                                               --------
Total Return(2)                                                 (16.00)%

Ratios/Supplemental Data+:
Net assets, end of year (000's omitted)                        $  686
Ratios (As a percentage of average daily net assets):
  Net expenses                                                   1.45%
  Net expenses after custodian fee reduction                     1.40%
  Net investment loss                                           (0.01)%
Portfolio Turnover                                                 90%

+ The operating expenses of the Fund reflect a waiver of the investment adviser fee, a waiver of the administration fee, and an allocation of expenses to the Adviser. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses                                                       7.22%
  Expenses after custodian fee reduction                         7.17%
  Net investment loss                                           (5.78)%
  Net investment loss per share                               $(0.552)

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

  LOGO



MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-4015.                                         ERP


N/A-3/03                                    (C) 2003 Eaton Vance Management

LOGO






                                   EATON VANCE
                               FLOATING-RATE FUND

                    A mutual fund seeking high current income



                                Prospectus Dated
                                  March 1, 2003



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Information in this prospectus

                                           Page                            Page
--------------------------------------------------------------------------------
Fund Summary                                2     Sales Charges              8
Investment Objective & Principal Policies         Redeeming Shares           9
  and Risks                                 5     Shareholder Account
Management and Organization                 6       Features                 9
Valuing Shares                              7     Tax Information           11
Purchasing Shares                           7     Financial Highlights      12
--------------------------------------------------------------------------------



            THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE
             FUND AND THE SERVICES AVAILABLE TO SHAREHOLDERS. PLEASE
                             SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to provide a high level of current income. To do so, the Fund invests primarily in senior floating rate loans.

The Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Fund may also purchase investment grade fixed income debt securities and money market instruments. The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging transactions.

Investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment adviser's staff monitors the credit quality of Fund holdings, as well as other investments that are available. Preservation of capital is considered when consistent with the Fund's objective.

The Fund currently seeks its objective by investing its assets in another registered investment company.

PRINCIPAL RISK FACTORS. The Fund invests primarily in below investment grade debt obligations, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

Economic and other events (whether real or perceived) can reduce the demand for certain senior floating rate loans or senior floating rate loans generally, which may reduce market prices and cause the Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.

Loans and other debt securities are also subject to the risk of increases in prevailing interest rates, although floating rate securities reduce this risk. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. No active trading market may exist for many loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Foreign securities are subject to adverse changes in currency exchange rates and economic and political developments abroad. Hedging transactions involve a risk of loss due to unanticipated changes in exchange or interest rates, as well as the risk of counterparty default.

As a non-diversified fund, the Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes the Fund more susceptible to adverse economic, business or other developments affecting such issuers. The Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. Government securities.

THE FUND IS NOT A MONEY MARKET FUND AND ITS NET ASSET VALUE WILL FLUCTUATE. The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class C shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains the returns for each Class of shares and a comparison to the performance of an index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. Returns in the table for Class C shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

0.75%
-----
2002

During the period from the Fund's inception through December 31, 2002, the highest quarterly total return for Class C was 0.70% for the quarter ended March 31, 2002, and the lowest quarterly return was -0.61% for the quarter ended September 30, 2002.

                                                             One       Life of
Average Annual Total Return as of December 31, 2002          Year        Fund
--------------------------------------------------------------------------------
Advisers Class Return Before Taxes                          1.41%       2.73%
Class B Return Before Taxes                                -4.12%      -0.62%
Class C Return Before Taxes                                -0.23%       1.98%
Class C Return After Taxes on Distributions                -1.55%       0.36%
Class C Return After Taxes on Distributions and the
  Sale of Class C Shares                                   -0.14%       0.80%
CSFB Leveraged Loan Index (reflects no deduction for
  fees, expenses or taxes)                                  1.11%       1.23%

These returns reflect any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for Advisers Class and Class B shares will vary from the after-tax returns presented for Class C shares. Class C Return After Taxes on Distributions and the Sale of Class C Shares is higher than Class C Return After Taxes on Distributions because of realized losses. Advisers Class commenced operations February 7, 2001, Class B commenced operations February 5, 2001 and Class C commenced operations on February 1, 2001. Life of Fund returns are calculated from February 28, 2001. The CSFB Leveraged Loan Index is an index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. Investors cannot invest directly in an index. (Source for the CSFB Leveraged Loan Index returns: Thomson Financial.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees                                                    Advisers
(fees paid directly from your investment)                            Class       Class B     Class C
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None        None        None
Maximum Deferred Sales Charge(Load) (as a percentage of the lower
  of net asset value at time of purchase or time of redemption)       None        5.00%       5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions       None        None        None
Redemption Fee (as a percentage of amount redeemed)*                  1.00%       None        None
Exchange Fee                                                          None        None        None

Annual Fund Operating Expenses                                      Advisers
(expenses that are deducted from Fund and Portfolio assets)          Class      Class B     Class C
-----------------------------------------------------------------------------------------------------
Management Fees                                                       0.56%       0.56%       0.56%
Distribution and Service (12b-1) Fees**                               0.25%       1.00%       1.00%
Other Expenses                                                        0.32%       0.33%       0.33%
                                                                      ----        ----        ----
Total Annual Fund Operating Expenses                                  1.13%       1.89%       1.89%

 * For Advisers Class shares redeemed or exchanged within three months of the settlement of the purchase.
**   Advisers Class Service Fees are paid pursuant to a Service Plan.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                    1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Advisers Class shares                $115*     $359      $  622      $1,375
Class B shares**                     $692      $994      $1,221      $2,212
Class C shares                       $292      $594      $1,021      $2,212

You would pay the following expenses if you did not redeem your shares:

                                    1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Advisers Class shares                $115      $359      $  622      $1,375
Class B shares**                     $192      $594      $1,021      $2,212
Class C shares                       $192      $594      $1,021      $2,212

 * Due to the redemption fee, the cost of investing in Advisers Class shares for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.


** Reflects the expenses of Advisers Class after 8 years because Class B shares generally convert to Advisers Class after 8 years.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to provide a high level of current income. The Fund's investment objective and most policies may be changed by the Trustees without shareholder approval. The Trustees have no present intention to make a change and intend to submit any material change in the objective to shareholders for approval. The Fund currently invests its assets in Floating Rate Portfolio (the "Portfolio"), which has the same investment objective as the Fund.

The Portfolio normally invests primarily in interests in senior floating rate loans ("Senior Loans"). Senior Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured with specific collateral and have a claim on the assets and/or stock of the
Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders. The Senior Loans held by the Portfolio will have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. In the experience of the investment adviser over the last decade, because of prepayments the average life of Senior Loans has been two to four years.

The Portfolio may also purchase unsecured loans, other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), investment grade fixed income debt obligations and money market instruments, such as commercial paper. Those money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund's performance.

Many loans in which the Portfolio will invest may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. A high percentage of Senior Loans in the Portfolio have been assigned ratings below investment grade by independent rating agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Debt securities which are unsecured and rated below investment grade (i.e. Baa and below by Moody's Investors Service, Inc. ("Moody's") or BBB and below by Standard & Poor's Ratings Group ("S&P")) and comparable unrated bonds, are viewed by the rating agencies as having speculative characteristics and are commonly known as "junk bonds". A description of the ratings of corporate bonds by Moody's and S&P is included as Appendix A to the Statement of Additional Information. Because of the protective features of Senior Loans, the investment adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The investment adviser does not view ratings as the determinative factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

No active trading market may exist for many loans and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund's net asset value. During periods of limited supply and liquidity of Senior Loans, the Fund's yield may be lower. The Portfolio may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. The Portfolio may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of illiquidity if eligible buyers become uninterested in purchasing them.

When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although the Fund's net asset value will vary, the Fund's management expects the Portfolio's policy of acquiring interests in floating rate Senior Loans to minimize fluctuations in net asset value as a result of changes in market interest rates. However, because floating rates on Senior Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in the Fund's net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund's net asset value. Other economic factors (such as a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can also adversely impact the markets for debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings.

The Portfolio may invest up to 25% of total assets in foreign securities, predominantly in developed countries. The value of foreign securities is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. The Portfolio may use forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Portfolio's holdings. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the investment adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense and, while they are outstanding, magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which is not consistent with the Fund's investment objective. While temporarily invested, the Fund may not achieve its investment objective.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equivalent to 0.575% annually of the average daily net assets of the Portfolio up to $1 billion, which fee is reduced on assets of $1 billion and more. For the fiscal year ended October 31, 2002, the Portfolio paid BMR advisory fees equivalent to 0.56% of its average daily net assets.

Scott H. Page and Payson F. Swaffield, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of the Portfolio (since inception) and of other Eaton Vance floating rate loan portfolios (since August 1, 1996).

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. In return, Eaton Vance receives a monthly administrative fee equal to 0.15% annually of the average daily net assets of the Fund. For the fiscal year ended October 31, 2002, Eaton Vance earned administration fees of 0.15% of the Fund's average daily net assets.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of shares is their net asset value, which is derived from Portfolio holdings. The investment adviser uses an independent pricing service to value most loans and other debt securities at their market value. The investment adviser may use the fair value method to value loans or other securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Portfolio values it assets would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of each Class of shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

Advisers Class shares are offered to: clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance and certain Eaton Vance and fund service providers; and persons investing redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Ask your investment dealer for details.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGE. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

  Year of Redemption After Purchase       CDSC
-------------------------------------------------
  First or Second                          5%
  Third                                    4%
  Fourth                                   3%
  Fifth                                    2%
  Sixth                                    1%
  Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

Advisers Class shares acquired with proceeds from a redemption from a non-Eaton Vance mutual fund as described under "Purchasing Shares" above will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CLASS B CONVERSION FEATURE. After eight years, Class B shares will automatically convert to Advisers Class shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

No Class C CDSC will be imposed if an account is established with $5 million or more; in such cases investment dealers will receive compensation from the principal underwriter in monthly payments during the first year. Additional purchases in the same account will be treated similarly. Redemptions or exchanges of these accounts within three months of the settlement of the purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Accordingly, the cost of investing in Class C shares of the Fund with a $5 million account would be $50,000 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same Class of shares of the Fund provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

DISTRIBUTION AND SERVICE FEES. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

The principal underwriter may pay up to 1.00% to investment dealers on sales of Advisers Class shares to certain tax-deferred retirement plans.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone   You can redeem up to $100,000 by calling  the  transfer  agent at
               1-800-262-1122  on Monday through Friday,  9:00 a.m. to 4:00 p.m.
               (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an     Your investment  dealer is responsible for transmitting the order
Investment     promptly. An investment dealer may charge a fee for this service.
Dealer

Advisers Class shares are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

..Full Reinvest      Dividends  and capital  gains are  reinvested  in additional
 Option shares. This option will be assigned if you do not specify an option.

..Partial Reinvest   Dividends are paid in cash and capital gains are  reinvested
 Option             in additional shares.

..Cash Option        Dividends and capital gains are paid in cash.

..Exchange Option    Dividends  and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

Information from the Fund.  From time to time, you may be mailed the following:

..Annual  and  Semi-Annual  Reports,   containing  performance   information  and
 financial statements.
..Periodic account statements, showing recent activity and total share balance. ..Form 1099 and tax information needed to prepare your income tax returns. ..Proxy materials, in the event a shareholder vote is required.
..Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan.

TAX-SHELTERED RETIREMENT PLANS. Advisers Class shares and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund declares dividends daily and ordinarily pays distributions monthly. Any net realized capital gains will be distributed annually. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. The Fund expects that its distributions will consist primarily of taxable ordinary income.

Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. A portion of the Fund's distributions may be eligible for the dividends-received deduction for corporations. The Fund's distributions are taxable as described above whether they are paid in cash or reinvested in additional shares.


Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past two years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                   YEAR ENDED OCTOBER 31,
                                     -----------------------------------------------------------------------------------------------
                                                      2002(5)                                       2001(1)
                                     -----------------------------------------------------------------------------------------------
                                        ADVISERS                                     ADVISERS
                                         CLASS        CLASS B      CLASS C            CLASS        CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year     $ 9.820      $  9.810      $  9.820          $10.000       $ 10.000       $ 10.000
                                        -------      --------      --------          -------       --------       --------
Income (loss) from operations
Net investment income                   $ 0.413      $  0.339      $  0.339          $ 0.441       $  0.398       $  0.405
Net realized and unrealized loss         (0.256)       (0.246)       (0.256)          (0.181)        (0.191)        (0.181)
                                        -------      --------      --------          -------       --------       --------
Total income from operations            $ 0.157      $  0.093      $  0.083          $ 0.260       $  0.207       $  0.224
                                        -------      --------      --------          -------       --------       --------
Less distributions
From net investment income              $(0.415)     $ (0.341)     $ (0.341)         $(0.440)      $ (0.397)      $ (0.404)
From net realized gain                   (0.002)       (0.002)       (0.002)             ---            ---            ---
                                        -------      --------      --------          -------       --------       --------
Total distributions                     $(0.417)     $ (0.343)     $ (0.343)         $(0.440)      $ (0.397)      $ (0.404)
                                        -------      --------      --------          -------       --------       --------
Net asset value - End of year           $ 9.560      $  9.560      $  9.560          $ 9.820       $  9.810       $  9.820
                                        -------      --------      --------          -------       --------       --------
Total return(2)                            1.56%         0.91%         0.80%            2.62%          2.08%          2.25%

Ratios/Supplemental Data+:
Net assets, end of year
  (000's omitted)                       $70,694      $203,683      $521,312          $54,425       $196,237       $526,520
Ratios (as a percentage of average
  daily net assets):
    Net expenses(3)                        1.13%         1.89%         1.89%            1.14%(4)       1.84(4)        1.87%(4)
    Net investment income                  4.22%         3.47%         3.46%            5.37%(4)       4.86%(4)       4.77%(4)
Portfolio Turnover of the Portfolio          76%           76%           76%              52%            52%            52%


+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution fees, and an allocation of expenses to the investment adviser and/administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (as a percentage of average daily net assets):
  Expenses(3)                                                                           1.23%(4)       1.97%(4)       1.97%(4)
  Net investment income                                                                 5.28%(4)       4.73%(4)       4.67%(4)
Net investment income per share                                                      $ 0.434       $ 0.0387       $  0.397

(1) For Advisers Class, for the period from the start of business, February 7, 2001, to October 30, 2001, for Class B, for the period from the start of business, February 5, 2001, to October 31, 2001 and for Class C, for the period from the start of business, February 1, 2001, to October 31, 2001.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5) Net investment income per share was computed using the average shares method.

LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------


                                    PFPC INC.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-4015.                                         FRP


791-3/03                                         (C) 2003 Eaton Vance Management

LOGO






                                   EATON VANCE
                               FLOATING-RATE FUND
                              Institutional Shares

                    A mutual fund seeking high current income

                                Prospectus Dated

                                 March 1, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Information in this prospectus
                                           Page                           Page
-------------------------------------------------------------------------------
Fund Summary                          2      Redeeming Shares               7
Investment Objective & Principal             Shareholder Account Features   7
  Policies and Risks                  4      Tax Information                8
Management and Organization           5      Financial Highlights           9
Valuing Shares                        6
Purchasing Shares                     6
--------------------------------------------------------------------------------


            THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE
             FUND AND THE SERVICES AVAILABLE TO SHAREHOLDERS. PLEASE
                             SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to provide a high level of current income. To do so, the Fund invests primarily in senior floating rate loans.

The Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Fund may also purchase investment grade fixed income debt securities and money market instruments. The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging transactions.

Investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment adviser's staff monitors the credit quality of Fund holdings, as well as other investments that are available. Preservation of capital is considered when consistent with the Fund's objective.

The Fund currently seeks its objective by investing its assets in another registered investment company.


PRINCIPAL RISK FACTORS. The Fund invests primarily in below investment grade debt obligations, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.


Economic and other events (whether real or perceived) can reduce the demand for certain senior floating rate loans or senior floating rate loans generally, which may reduce market prices and cause the Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.


Loans and other debt securities are also subject to the risk of increases in prevailing interest rates, although floating rate securities reduce this risk. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. No active trading market may exist for many loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Foreign securities are subject to adverse changes in currency exchange rates and economic and political developments abroad. Hedging transactions involve a risk of loss due to unanticipated changes in exchange or interest rates, as well as the risk of counterparty default.


As a non-diversified fund, the Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes the Fund more susceptible to adverse economic, business or other developments affecting such issuers. The Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. Government securities.

THE FUND IS NOT A MONEY MARKET FUND AND ITS NET ASSET VALUE WILL FLUCTUATE. The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the performance of the Fund's Class I shares for each calendar year through December 31, 2002. The returns in the table are shown before and after the reduction of taxes and include a comparison to the performance of an index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

1.76%
-----
2002

During the period from the Fund's inception through December 31, 2002, the highest quarterly total return for Class I was 0.95% for the quarter ended March 31, 2002, and the lowest quarterly return was -0.36% for the quarter ended September 30, 2002.

                                                             One      Life of
Average Annual Total Return as of December 31, 2002          Year       Fund
-------------------------------------------------------------------------------

Class I Return Before Taxes                                  1.76%      3.24%
Class I Return After Taxes on Distributions                  0.05%      1.17%
Class I Return After Taxes on Distributions and the Sale
  of Class I Shares                                          1.08%      1.58%
CSFB Leveraged Loan Index (reflects no deduction for
  fees, expenses or taxes)                                   1.11%      1.23%

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Class I Return After Taxes on Distributions and the Sale of Class I Shares is higher than Class I Return After Taxes on Distributions because of realized losses. Class I shares commenced operations on January 30, 2001. Life of Fund returns are calculated from January 31, 2001. The CSFB Leveraged Loan Index is an index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. Investors cannot invest directly in an index. (Source for the CSFB Leveraged Loan Index returns: Thomson Financial.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)           None
Maximum Deferred Sales Charge (Load) (as a percentage of the
  lower of net asset value at time of purchase or time of redemption)     None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions           None
Redemption Fee (as a percentage of amount redeemed)*                      1.00%
Exchange Fee                                                              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)
--------------------------------------------------------------------------------
Management Fees                                                           0.56%
Other Expenses                                                            0.33%
                                                                          -----
Total Annual Fund Operating Expenses                                      0.89%

* Effective for shares redeemed or exchanged within three months of the settlement of the purchase.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Institutional Shares                 $91*       $284       $493       $1,096

*Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to provide a high level of current income. The Fund's investment objective and most policies may be changed by the Trustees without shareholder approval. The Trustees have no present intention to make a change and intend to submit any material change in the objective to shareholders for approval. The Fund currently invests its assets in Floating Rate Portfolio (the "Portfolio"), which has the same investment objective as the Fund.

The Portfolio normally invests primarily in interests in senior floating rate loans ("Senior Loans"). Senior Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured with specific collateral and have a claim on the assets and/or stock of the
Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders. The Senior Loans held by the Portfolio will have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. In the experience of the investment adviser over the last decade, because of prepayments the average life of Senior Loans has been two to four years.

The Portfolio may also purchase unsecured loans, other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), investment grade fixed income debt obligations and money market instruments, such as commercial paper. Those money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund's performance.

Many loans in which the Portfolio will invest may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. A high percentage of Senior Loans in the Portfolio have been assigned ratings below investment grade by independent rating agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Debt securities which are unsecured and rated below investment grade (i.e. Baa and below by Moody's Investors Service, Inc. ("Moody's") or BBB and below by Standard & Poor's Ratings Group ("S&P")) and comparable unrated bonds, are viewed by the rating agencies as having speculative characteristics and are commonly known as "junk bonds". A description of the ratings of corporate bonds by Moody's and S&P is included as Appendix A to the Statement of Additional Information. Because of the protective features of Senior Loans, the investment adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The investment adviser does not view ratings as the determinative factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

No active trading market may exist for many loans and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund's net asset value. During periods of limited supply and liquidity of Senior Loans, the Fund's yield may be lower. The Portfolio may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. The Portfolio may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of illiquidity if eligible buyers become uninterested in purchasing them.

When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although the Fund's net asset value will vary, the Fund's management expects the Portfolio's policy of acquiring interests in floating rate Senior Loans to minimize fluctuations in net asset value as a result of changes in market interest rates. However, because floating rates on Senior Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in the Fund's net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund's net asset value. Other economic factors (such as a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can also adversely impact the markets for debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings.

The Portfolio may invest up to 25% of total assets in foreign securities, predominantly in developed countries. The value of foreign securities is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. The Portfolio may use forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Portfolio's holdings. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the investment adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense and, while they are outstanding, magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which is not consistent with the Fund's investment objective. While temporarily invested, the Fund may not achieve its investment objective.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equivalent to 0.575% annually of the average daily net assets of the Portfolio up to $1 billion, which fee is reduced on assets of $1 billion and more. For the fiscal year ended October 31, 2002, the Portfolio paid BMR advisory fees equivalent to 0.56% of its average daily net assets.

Scott H. Page and Payson F. Swaffield, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of the Portfolio (since inception) and of other Eaton Vance floating rate loan portfolios (since August 1, 1996).

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. In return, Eaton Vance receives a monthly administrative fee equal to 0.15% annually of the average daily net assets of the Fund. For the fiscal year ended October 31, 2002, Eaton Vance earned administration fees of 0.15% of the Fund's average daily net assets.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights.

The Fund shares offered by, and referred to in, this prospectus are Institutional Shares. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.


VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of shares is their net asset value, which is derived from Portfolio holdings. The investment adviser uses an independent pricing service to value most loans and other debt securities at their market value. The investment adviser may use the fair value method to value loans or other securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Portfolio values its assets would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

Institutional Shares are offered to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Institutional Shares also are offered to pension plans, endowments and corporations. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The investment minimum is waived for persons affiliated with Eaton Vance and its service providers.

The Fund provides shareholders ease of investment by allowing same day wire purchases. You may purchase Institutional Shares through your investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. To make an initial investment by wire, you must first telephone the Fund Order Department at 800-225-6265 (extension 7604) to advise of your action and to be assigned an account number. Failure to call will delay the order. The account application form which accompanies this prospectus must be promptly forwarded to the transfer agent. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission. Wire funds to:

Boston Safe Deposit & Trust Co.
ABA #811001234
Account #080411
Further Credit Eaton Vance Floating-Rate Fund - Institutional Shares - Fund #924 A/C # [Insert your account number]

Purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you.

From time to time the Fund may suspend the continuous offering of its shares. During any such suspension, shareholders who reinvest their distributions in additional shares will be permitted to continue such reinvestments, and the Fund may permit tax-sheltered retirement plans which own shares to purchase additional shares of the Fund. The Fund may also refuse any order for the purchase of shares.

REDEEMING SHARES

You can redeem shares in one of two ways:

By Wire If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The redemption request may be made by calling the Eaton Vance Fund Order Department at 800-225-6265 (extension 7604) or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay the costs of redeeming by wire; however, no costs are currently charged. The Fund may suspend or terminate this expedited payment procedure upon at least 30 days notice.

Through an     Your investment  dealer is responsible for transmitting the order
Investment     promptly. An investment dealer may charge a fee for this service.
Dealer


Redemptions or exchanges made within three months of the settlement of a purchase are subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as a result of reinvesting distributions, are not subject to the redemption fee.


If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any federal income tax required to be withheld and any applicable redemption fee. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

SHAREHOLDER ACCOUNT FEATURES

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

..Full Reinvest      Dividends  and capital  gains are  reinvested  in additional
 Option shares. This option will be assigned if you do not specify an option.

..Partial Reinvest   Dividends are paid in cash and capital gains are  reinvested
 Option             in additional shares.

..Cash Option        Dividends and capital gains are paid in cash.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

..Annual  and  Semi-Annual  Reports,   containing  performance   information  and
financial statements.

..Periodic account statements, showing recent activity and total share balance.

..Form 1099 and tax information needed to prepare your income tax returns.

..Proxy materials, in the event a shareholder vote is required.

..Special notices about significant events affecting your Fund.

EXCHANGE PRIVILEGE. You may exchange your Institutional Shares for other Eaton Vance fund Institutional Shares. Exchanges are made at net asset value. Before exchanging, you should read the prospectus of the new fund carefully. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within twelve months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX-SHELTERED RETIREMENT PLANS. Institutional Shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

TAX INFORMATION

The Fund declares dividends daily and ordinarily pays distributions monthly. Any net realized capital gains will be distributed annually. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. The Fund expects that its distributions will consist primarily of taxable ordinary income.

Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. A portion of the Fund's distributions may be eligible for the dividends-received deduction for corporations. The Fund's distributions are taxable as described above whether they are paid in cash or reinvested in additional shares.


Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the financial performance of the Fund's Institutional Shares for the past two years. Certain information in the table the financial results for a single Fund share. The total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                       YEAR ENDED OCTOBER 31,
                                                     --------------------------
                                                        2002(5)     2001(1)
-------------------------------------------------------------------------------

  Net asset value - Beginning of year                  $ 9.820     $10.000
                                                       -------     -------
  Income (loss) from operations
  Net investment income                                $ 0.437     $ 0.480
  Net realized and unrealized loss                      (0.255)     (0.181)
                                                       -------     -------
  Total income from operations                         $ 0.182     $ 0.299
                                                       -------     -------
  Less distributions
  From net investment income                           $(0.440)    $(0.479)
  From net realized gain                                (0.002)         --
                                                       -------     -------
  Total distributions                                  $(0.442)    $(0.479)
                                                       -------     -------
  Net asset value - End of year                        $ 9.560     $ 9.820
                                                       -------     -------
  Total return(2)                                         1.82%       3.02%

  Ratios/Supplemental Data+:
  Net assets, end of period (000's omitted)            $31,661     $20,833
  Ratios (As a percentage of average daily net
    assets):
    Net expenses(3)                                       0.89%       0.87%(4)
    Net investment income                                 4.46%       5.98%(4)
  Portfolio Turnover of the Portfolio                       76%         52%

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee and an allocation of expenses to the investment adviser and/administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

  Ratios (As a percentage of average daily net assets):
    Expenses(3)                                                       0.96%(4)
    Net investment income                                             5.89%(4)
  Net investment income per share                                   $0.473

(1) For the period from the start of business, January 30, 2001, to October 31, 2001.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3) Includes the Fund's share of the Portfolio's allocated expenses.

(4) Annualized.

(5) Net investment income per share was computed using the average shares method.

LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------


                                    PFPC INC.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-4015.                                        IFRP


790-3/03                                         (C) 2003 Eaton Vance Management

LOGO






                            EATON VANCE FLOATING-RATE
                                HIGH INCOME FUND

                    A mutual fund seeking high current income



                                Prospectus Dated
                                  March 1, 2003



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Information in this prospectus

                                     Page                                  Page
--------------------------------------------------------------------------------
Fund Summary                          2    Sales Charges                     9
Investment Objective & Principal           Redeeming Shares                 10
  and Risks                           5    Shareholder Account Features     10
Management and Organization           7    Tax Information                  12
Valuing Shares                        8    Financial Highlights             13
Purchasing Shares                     8
--------------------------------------------------------------------------------


            THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE
             FUND AND THE SERVICES AVAILABLE TO SHAREHOLDERS. PLEASE
                             SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to provide a high level of current income. To do so, the Fund invests primarily in senior floating rate loans and secondarily in high yield, high risk corporate bonds (so called "junk bonds").

The Fund invests at least 80% of its total assets in a combination of income producing floating rate loans and other floating rate debt securities and high yield bonds. The Fund shall not invest more than 20% of its total assets in high yield bonds. The Fund may also purchase fixed income debt securities, preferred stocks (many of which have fixed maturities), convertible securities, securities that make "in-kind" interest payments, bonds not paying current income, bonds that do not make regular interest payments and money market instruments. The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging transactions.

Investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment adviser's staff monitors the credit quality of Fund holdings, as well as other investments that are available. Preservation of capital is considered when consistent with the Fund's objective.

The Fund currently seeks its objective by investing its assets in two other registered investment companies.

PRINCIPAL RISK FACTORS. The Fund invests primarily in below investment grade debt obligations, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

Economic and other events (whether real or perceived) can reduce the demand for certain senior floating rate loans or senior floating rate loans generally, which may reduce market prices and cause the Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.

Loans and other debt securities are also subject to the risk of increases in prevailing interest rates, although floating rate securities reduce this risk. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. No active trading market may exist for many loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Foreign securities are subject to adverse changes in currency exchange rates and economic and political developments abroad. Bonds that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. Hedging transactions involve a risk of loss due to unanticipated changes in exchange or interest rates, as well as the risk of counterparty default.

As a non-diversified fund, the Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes the Fund more susceptible to adverse economic, business or other developments affecting such issuers. The Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. Government securities.

THE FUND IS NOT APPROPRIATE FOR INVESTORS WHO CANNOT ASSUME THE GREATER RISK OF CAPITAL DEPRECIATION OR LOSS INHERENT IN SEEKING HIGHER YIELDS. The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class C shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains the returns for each Class of shares and a comparison to the performance of an index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. Returns in the table for Class C shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

3.22%   0.29%
----    ----
2001    2002

During the period from the Fund's inception through December 31, 2002, the highest quarterly total return for Class C was 1.98% for the quarter ended March 31, 2001, and the lowest quarterly return was -0.93% for the quarter ended September 30, 2001.
                                                             One       Life of
Average Annual Total Return as of December 31, 2002          Year        Fund
--------------------------------------------------------------------------------
Advisers Class Return Before Taxes                          1.05%       3.07%
Class B Return Before Taxes                                -4.51%       0.82%
Class C Return Before Taxes                                -0.67%       2.45%
Class C Return After Taxes on Distributions                -2.29%       0.17%
Class C Return After Taxes on Distributions and the Sale
  of Class C Shares                                        -0.41%       0.85%
CSFB Leveraged Loan Index (reflects no deduction for
  fees, expenses or taxes)                                  1.11%       2.10%

These returns reflect any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for Advisers Class and Class B shares will vary from the after-tax returns presented for Class C shares. Class C Return After Taxes on Distributions and the Sale of Class C Shares is higher than Class C Return After Taxes on Distributions because of realized losses. Advisers Class commenced operations September 7, 2000 and Class B and Class C commenced operations on September 5, 2000. Life of Fund returns are calculated from September 30, 2000. The CSFB Leveraged Loan Index is an index of tradable, senior, secured, U.S.
dollar-denominated leveraged loans. Investors cannot invest directly in an index. (Source for the CSFB Leveraged Loan Index returns: Thomson Financial.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees                                                    Advisers
(fees paid directly from your investment)                            Class       Class B     Class C
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None        None        None
Maximum Deferred Sales Charge(Load) (as a percentage of the lower
  of net asset value at time of purchase or time of redemption)       None        5.00%       1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions       None        None        None
Redemption Fee (as a percentage of amount redeemed)*                  1.00%       None        None
Exchange Fee                                                          None        None        None

Annual Fund Operating Expenses                                      Advisers
(expenses that are deducted from Fund and Portfolio assets)          Class      Class B     Class C
-----------------------------------------------------------------------------------------------------
Management Fees                                                       0.56%       0.56%       0.56%
Distribution and Service (12b-1) Fees**                               0.25%       1.00%       1.00%
Other Expenses                                                        0.34%       0.34%       0.35%
                                                                      ----        ----        ----
Total Annual Fund Operating Expenses                                  1.15%       1.90%       1.91%

* For Advisers Class shares redeemed or exchanged within three months of the settlement of the purchase.
**   Advisers Class Service Fees are paid pursuant to a Service Plan.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------

Advisers Class shares                  $117*     $365      $  633      $1,398
Class B shares**                       $693      $997      $1,226      $2,222
Class C shares                         $294      $600      $1,032      $2,233

You would pay the following expenses if you did not redeem your shares:

                                      1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Advisers Class shares                  $117      $365      $  633      $1,398
Class B shares**                       $193      $597      $1,026      $2,222
Class C shares                         $194      $600      $1,032      $2,233

 * Due to the redemption fee, the cost of investing in Advisers Class shares for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.
** Reflects the expenses of Advisers Class after 8 years because Class B shares generally convert to Advisers Class after 8 years.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to provide a high level of current income. The Fund's investment objective and most policies may be changed by the Trustees without shareholder approval. The Trustees have no present intention to make a change and intend to submit any material change in the objective to shareholders for approval. The Fund currently invests its assets in Floating Rate Portfolio and High Income Portfolio, each of which has the same investment objective as the Fund.

The Fund will allocate at least 65% of its total assets to Floating Rate Portfolio, and not more than 20% of its assets to High Income Portfolio, so that no more than 20% of total assets is invested in high yield bonds. During the most recent fiscal year, an average of 13.4% of the Fund's net assets was invested in High Income Portfolio.

Floating Rate Portfolio normally invests primarily in interests in senior floating rate loans ("Senior Loans"). Senior Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders. The Senior Loans held by Floating Rate Portfolio will have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. In the experience of the investment adviser over the last decade, because of prepayments the average life of Senior Loans has been two to four years.

Floating Rate Portfolio may also purchase unsecured loans, other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), investment grade fixed income debt obligations and money market instruments, such as commercial paper. Those money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

High Income Portfolio normally invests primarily in bonds rated in the lowest investment grade category or below (i.e., bonds rated Baa and below by Moody's Investors Service, Inc. ("Moody's") or BBB and below by Standard & Poor's Ratings Group ("S&P")), and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. High Income Portfolio invests at least 80% of its net assets in fixed-income securities, including preferred stocks, senior floating rate loans and convertible securities.

High Income Portfolio may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates. High Income Portfolio accrues income on these investments and is required to distribute its share of income each year. High Income Portfolio may be required to sell securities to obtain cash needed for income distributions.

Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, Floating Rate Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund's performance.

Many loans in which Floating Rate Portfolio will invest may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. A high percentage of Senior Loans in Floating Rate Portfolio have been assigned ratings below investment grade by independent rating agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Debt securities which are unsecured and rated below investment grade are viewed by the rating agencies as having speculative characteristics and are commonly known as "junk bonds". A description of the ratings of corporate bonds by Moody's and S&P is included as Appendix A to the Statement of Additional Information. Because of the protective features of Senior Loans, the investment adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The investment adviser does not view ratings as the determinative factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

High Income Portfolio may hold securities that are unrated or in the lowest rating categories (rated C by Moody's or D by S&P). Bonds rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. In order to enforce its rights with defaulted securities, High Income Portfolio may be required to retain legal counsel and/or a financial adviser. This may increase operating expenses and adversely affect net asset value.

The credit quality of most securities held by High Income Portfolio reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities more volatile and could limit the ability to sell securities at favorable prices. In the absence of a liquid trading market for securities held by it, High Income Portfolio may have difficulties determining the fair market value of such securities.

Although the investment adviser of High Income Portfolio considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of High Income Portfolio's objective depends more on the investment adviser's judgment and analytical abilities than would be the case if it invested primarily in securities in the higher rating categories.

No active trading market may exist for many loans and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund's net asset value. During periods of limited supply and liquidity of Senior Loans, the Fund's yield may be lower, or, if the Fund increases its investment in High Income Portfolio, the Fund's yield may be higher. Each Portfolio may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of illiquidity if eligible buyers become uninterested in purchasing them.

When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although the Fund's net asset value will vary, the Fund's management expects Floating Rate Portfolio's policy of acquiring interests in floating rate Senior Loans to minimize fluctuations in net asset value as a result of changes in market interest rates. However, because floating rates on Senior Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in the Fund's net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund's net asset value. Other economic factors (such as a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can also adversely impact the markets for debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings.

Each Portfolio may invest up to 25% of total assets in foreign securities, predominantly in developed countries. The value of foreign securities is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Each Portfolio may use forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

Floating Rate Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Portfolio's holdings. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the investment adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

Floating Rate Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings) and High Income Portfolio may borrow up to 25% of its net assets, but neither will borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense and, while they are outstanding, magnify increases or decreases in the value of Fund shares. Neither Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, Floating Rate Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which is not consistent with the Fund's investment objective. While temporarily invested, the Fund may not achieve its investment objective.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio. Under its investment advisory agreement with Floating Rate Portfolio, BMR receives a monthly advisory fee equivalent to 0.575% annually of the average daily net assets of Floating Rate Portfolio up to $1 billion, which fee is reduced on assets of $1 billion and more. Under its investment advisory agreement with High Income Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                         Annual         Daily
Category       Daily Net Assets                        Asset Rate    Income Rate
--------------------------------------------------------------------------------
    1          up to $500 million                         0.300%        3.00%
    2          $500 million but less than $1 billion      0.275%        2.75%
    3          $1 billion but less than $1.5 billion      0.250%        2.50%
    4          $1.5 billion but less than $2 billion      0.225%        2.25%
    5          $2 billion but less than $3 billion        0.200%        2.00%
    6          $3 billion and over                        0.175%        1.75%

For the fiscal year ended October 31, 2002, Floating Rate Portfolio paid BMR advisory fees equivalent to 0.56% of Floating Rate Portfolio's average daily net assets. For the fiscal year ended October 31, 2002, High Income Portfolio paid BMR advisory fees equivalent to 0.60% of High Income Portfolio's average daily net assets. The portion of the Fund's assets invested in High Income Portfolio will be subject to such Portfolio's advisory fee, but will not be subject to Floating Rate Portfolio's advisory fee.

Scott H. Page and Payson F. Swaffield, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of Floating Rate Portfolio (since inception) and of other Eaton Vance floating rate loan portfolios (since August 1, 1996).

Michael Weilheimer and Thomas Huggins co-manage the High Income Portfolio. Mr. Weilheimer has managed the High Income Portfolio since January 1, 1996. He also manages other Eaton Vance portfolios, and is a Vice President of Eaton Vance and BMR. Thomas Huggins has co-managed the High Income Portfolio since January 1, 2000. Mr. Huggins is a Vice President of Eaton Vance and BMR.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. In return, Eaton Vance receives a monthly administrative fee equal to 0.15% annually of the average daily net assets of the Fund. For the fiscal year ended October 31, 2002, Eaton Vance earned administration fees of 0.15% of the Fund's average daily net assets.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolios, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider a Portfolio matter and then vote its interest in a Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from either Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of shares is their net asset value, which is derived from Portfolio holdings. The investment adviser uses an independent pricing service to value most loans and other debt securities at their market value. The investment adviser may use the fair value method to value loans or other securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Portfolio values its assets would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of each Class of shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

Advisers Class shares are offered to: clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance and certain Eaton Vance and fund service providers; and persons investing redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Ask your investment dealer for details.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGE. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

Advisers Class shares acquired with proceeds from a redemption from a non-Eaton Vance mutual fund as described under "Purchasing Shares" above will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CLASS B CONVERSION FEATURE. After eight years, Class B shares will automatically convert to Advisers Class shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

No Class C CDSC will be imposed if an account is established with $5 million or more; in such cases investment dealers will receive compensation from the principal underwriter in monthly payments during the first year. Additional purchases in the same account will be treated similarly. Redemptions or exchanges of these accounts within three months of the settlement of the purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Accordingly, the cost of investing in Class C shares of the Fund with a $5 million account would be $50,000 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same Class of shares of the Fund provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

DISTRIBUTION AND SERVICE FEES. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

The principal underwriter may pay up to 1.00% to investment dealers on sales of Advisers Class shares to certain tax-deferred retirement plans.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone   You can redeem up to $100,000 by calling  the  transfer  agent at
               1-800-262-1122  on Monday through Friday,  9:00 a.m. to 4:00 p.m.
               (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an     Your investment  dealer is responsible for transmitting the order
Investment     promptly. An investment dealer may charge a fee for this service.
Dealer

Advisers Class shares are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:


..Full Reinvest      Dividends  and capital  gains are  reinvested  in additional
 Option shares. This option will be assigned if you do not specify an option.

..Partial Reinvest   Dividends are paid in cash and capital gains are  reinvested
 Option             in additional shares.

..Cash Option        Dividends and capital gains are paid in cash.

..Exchange Option    Dividends  and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

INFORMATION FROM THE FUND.  From time to time, you may be mailed the following:

..Annual  and  Semi-Annual  Reports,   containing  performance   information  and
 financial statements.

..Periodic account statements, showing recent activity and total share balance.

..Form 1099 and tax information needed to prepare your income tax returns.

..Proxy materials, in the event a shareholder vote is required.

..Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan.

TAX-SHELTERED RETIREMENT PLANS. Advisers Class shares and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund declares dividends daily and ordinarily pays distributions monthly. Any net realized capital gains will be distributed annually. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. The Fund expects that its distributions will consist primarily of taxable ordinary income.

Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. A portion of the Fund's distributions may be eligible for the dividends-received deduction for corporations. The Fund's distributions are taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past three years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                         YEAR ENDED OCTOBER 31,
                                   -------------------------------------------------------------------------------------------------
                                                 2002(1)(2)                       2001                          2000(2)(3)
                                   -------------------------------------------------------------------------------------------------
                                       ADVISERS                        ADVISERS                      ADVISERS
                                        CLASS     CLASS B   CLASS C     CLASS   CLASS B    CLASS C    CLASS     CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year    $ 9.550   $  9.550  $  9.540   $ 9.930  $  9.930  $  9.930   $10.000    $10.000   $10.000
                                       -------   --------  --------   -------  --------  --------   -------    -------   -------
Income (loss) from operations
Net investment income                  $ 0.472   $  0.400  $  0.401   $ 0.725  $  0.664  $  0.665   $ 0.115    $ 0.125   $ 0.126
Net realized and unrealized loss        (0.408)    (0.407)   (0.398)   (0.383)   (0.382)   (0.393)   (0.070)    (0.070)   (0.069)
                                       -------   --------  --------   -------  --------  --------   -------    -------   -------
Total income loss from operations      $ 0.064   $  0.007  $  0.003   $ 0.342  $  0.282  $  0.272   $ 0.045    $ 0.055   $ 0.057
                                       -------   --------  --------   -------  --------  ---------  --------   -------   -------
Less distributions(7)
From net investment income             $(0.474)  $ (0.403) $ (0.403)  $(0.722) $ (0.662) $ (0.662)  $(0.115)   $(0.125)  $(0.127)
                                       -------   --------  --------   -------  --------  --------   -------    -------   -------
Total distributions                    $(0.474)  $ (0.403) $ (0.403)  $(0.722) $ (0.662) $ (0.662)  $(0.115)   $(0.125)  $(0.127)
                                       -------   --------  --------   -------  --------  --------   -------    -------   -------
Net asset value - End of year          $ 9.140   $  9.140  $  9.140   $ 9.550  $  9.550  $  9.540   $ 9.930    $ 9.930   $ 9.930
                                       -------   --------  --------   -------  --------  --------   -------    -------   -------
Total Return(4)                           0.62%     (0.13)%   (0.03)%    3.49%     2.86%     2.75%     0.44%      0.55%     0.57%

Ratios/Supplemental Data+
Net assets, end of year
  (000's omitted)                      $30,960   $165,834  $279,061   $33,773  $202,557  $376,884   $ 7,074    $20,008   $84,092
Ratios (As a percentage of average
  daily net assets):
  Net expenses(5)                         1.15%      1.90%     1.91%     1.03%     1.71%     1.66%     0.08%(6)   0.12%(6)  0.10%(6)
  Net investment income                   4.98%      4.22%     4.23%     6.94%     6.18%     6.35%     7.31%(6)   7.29%(6)  8.16%(6)
Portfolio Turnover of the Floating
  Rate Portfolio                            76%        76%       76%       52%       52%       52%        3%         3%        3%
Portfolio Turnover of the High Income
  Portfolio                                 88%        88%       88%       83%       83%       83%       41%        41%       41%

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the investment adviser and/administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average
  daily net assets):
  Expenses(5)                                                            1.16%     1.92%     1.89%     1.68%(6)   2.41%(6)  2.41%(6)
  Net investment income                                                  6.81%     5.97%     6.12%     5.71%(6)   4.99%(6)  5.85%(6)
Net investment income per share                                       $ 0.711  $  0.641  $  0.641   $ 0.090    $0.086    $ 0.090

(1) The Fund, through its investment in High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 for each Class follows. Advisers Class: decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 5.01% to 4.98%; Class B: decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 4.25% to 4.22%. Class C: decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 4.26% to 4.23%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(3) For Advisers Class, for the period from the start of business, September 7, 2000, to October 31, 2000 and for Class B and Class C, for the period from the start of business, September 5, 2000, to October 31, 2000.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

(7) Certain prior year amounts have been reclassified to confirm to current year presentation.

LOGO


MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolios' investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------


                                    PFPC INC.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 1-800-262-1122



The Fund's SEC File No. is 811-4015.                                       FRHIP

647-3/03                                         (C) 2003 Eaton Vance Management

LOGO






                            EATON VANCE FLOATING-RATE
                                HIGH INCOME FUND

                              INSTITUTIONAL SHARES

                    A mutual fund seeking high current income


                                Prospectus Dated
                                  March 1, 2003



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Information in this prospectus

                                           Page                           Page
--------------------------------------------------------------------------------
Fund Summary                                2      Redeeming Shares        8
Investment Objective & Principal Policies          Shareholder Account
  and Risks                                 4        Features              8
Management and Organization                 6      Tax Information         9
Valuing Shares                              7      Financial Highlights    10
Purchasing Shares                           7
--------------------------------------------------------------------------------




            THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND AND THE SERVICES AVAILABLE TO SHAREHOLDERS. PLEASE
                             SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to provide a high level of current income. To do so, the Fund invests primarily in senior floating rate loans and secondarily in high yield, high risk corporate bonds (so called "junk bonds").

The Fund invests at least 80% of its total assets in a combination of income producing floating rate loans and other floating rate debt securities and high yield bonds. The Fund shall not invest more than 20% of its total assets in high yield bonds. The Fund may also purchase fixed income debt securities, preferred stocks (many of which have fixed maturities), convertible securities, securities that make "in-kind" interest payments, bonds not paying current income, bonds that do not make regular interest payments and money market instruments. The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging transactions.

Investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment adviser's staff monitors the credit quality of Fund holdings, as well as other investments that are available. Preservation of capital is considered when consistent with the Fund's objective.

The Fund currently seeks its objective by investing its assets in two other registered investment companies.

PRINCIPAL RISK FACTORS. The Fund invests primarily in below investment grade debt obligations, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

Economic and other events (whether real or perceived) can reduce the demand for certain senior floating rate loans or senior floating rate loans generally, which may reduce market prices and cause the Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.

Loans and other debt securities are also subject to the risk of increases in prevailing interest rates, although floating rate securities reduce this risk. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. No active trading market may exist for many loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Foreign securities are subject to adverse changes in currency exchange rates and economic and political developments abroad. Bonds that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. Hedging transactions involve a risk of loss due to unanticipated changes in exchange or interest rates, as well as the risk of counterparty default.

As a non-diversified fund, the Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes the Fund more susceptible to adverse economic, business or other developments affecting such issuers. The Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. Government securities.

THE FUND IS NOT APPROPRIATE FOR INVESTORS WHO CANNOT ASSUME THE GREATER RISK OF CAPITAL DEPRECIATION OR LOSS INHERENT IN SEEKING HIGHER YIELDS. The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the performance of the Fund's Class I shares for each calendar year through December 31, 2002. The returns in the table are shown before and after the reduction of taxes and include a comparison to the performance of an index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

4.23%   1.30%
-----   -----
2001    2002

During the period from the Fund's inception through December 31, 2002, the highest quarterly total return for Class I was 2.21% for the quarter ended March 31, 2001, and the lowest quarterly return was -0.67% for the quarter ended September 30, 2001.

                                                            One       Life of
Average Annual Total Return as of December 31, 2002         Year        Fund
--------------------------------------------------------------------------------
Class I Return Before Taxes                                 1.30%       3.21%
Class I Return After Taxes on Distributions                -0.72%       0.63%
Class I Return After Taxes on Distributions and the
   Sale of Class I Shares                                   0.79%       1.30%
CSFB Leveraged Loan Index (reflects no deduction for
   fees, expenses or taxes)                                 1.11%       2.11%

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Class I Return After Taxes on Distributions and the Sale of Class I Shares is higher than Class I Return After Taxes on Distributions because of realized losses. Class I shares commenced operations on September 15, 2000. Life of Fund returns are calculated from September 30, 2000. The CSFB Leveraged Loan Index is an index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. Investors cannot invest directly in an index. (Source for the CSFB Leveraged Loan Index returns: Thomson Financial.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)           None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of
  net asset value at time of purchase or time of redemption)              None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions           None
Redemption Fee (as a percentage of amount redeemed)*                      1.00%
Exchange Fee                                                              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)
--------------------------------------------------------------------------------
Management Fees                                                           0.56%
Other Expenses                                                            0.38%
                                                                          -----
Total Annual Fund Operating Expenses                                      0.94%

* Effective for shares redeemed or exchanged within three months of the settlement of the purchase.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Institutional Shares                   $96*       $300       $520       $1,155

*Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to provide a high level of current income. The Fund's investment objective and most policies may be changed by the Trustees without shareholder approval. The Trustees have no present intention to make a change and intend to submit any material change in the objective to shareholders for approval. The Fund currently invests its assets in Floating Rate Portfolio and High Income Portfolio, each of which has the same investment objective as the Fund.

The Fund will allocate at least 65% of its total assets to Floating Rate Portfolio, and not more than 20% of its assets to High Income Portfolio, so that no more than 20% of total assets is invested in high yield bonds. During the most recent fiscal year, an average of 13.4% of the Fund's net assets was invested in High Income Portfolio.

Floating Rate Portfolio normally invests primarily in interests in senior floating rate loans ("Senior Loans"). Senior Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders. The Senior Loans held by Floating Rate Portfolio will have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. In the experience of the investment adviser over the last decade, because of prepayments the average life of Senior Loans has been two to four years.

Floating Rate Portfolio may also purchase unsecured loans, other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), investment grade fixed income debt obligations and money market instruments, such as commercial paper. Those money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

High Income Portfolio normally invests primarily in bonds rated in the lowest investment grade category or below (i.e., bonds rated Baa and below by Moody's Investors Service, Inc. ("Moody's") or BBB and below by Standard & Poor's Ratings Group ("S&P")), and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. High Income Portfolio invests at least 80% of its net assets in fixed-income securities, including preferred stocks, senior floating rate loans and convertible securities.

High Income Portfolio may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates. High Income Portfolio accrues income on these investments and is required to distribute its share of income each year. High Income Portfolio may be required to sell securities to obtain cash needed for income distributions.

Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, Floating Rate Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund's performance.

Many loans in which Floating Rate Portfolio will invest may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. A high percentage of Senior Loans in Floating Rate Portfolio have been assigned ratings below investment grade by independent rating agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Debt securities which are unsecured and rated below investment grade are viewed by the rating agencies as having speculative characteristics and are commonly known as "junk bonds". A description of the ratings of corporate bonds by Moody's and S&P is included as Appendix A to the Statement of Additional Information. Because of the protective features of Senior Loans, the investment adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The investment adviser does not view ratings as the determinative factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

High Income Portfolio may hold securities that are unrated or in the lowest rating categories (rated C by Moody's or D by S&P). Bonds rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. In order to enforce its rights with defaulted securities, High Income Portfolio may be required to retain legal counsel and/or a financial adviser. This may increase operating expenses and adversely affect net asset value.

The credit quality of most securities held by High Income Portfolio reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities more volatile and could limit the ability to sell securities at favorable prices. In the absence of a liquid trading market for securities held by it, High Income Portfolio may have difficulties determining the fair market value of such securities.

Although the investment adviser of High Income Portfolio considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of High Income Portfolio's objective depends more on the investment adviser's judgment and analytical abilities than would be the case if it invested primarily in securities in the higher rating categories.

No active trading market may exist for many loans and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund's net asset value. During periods of limited supply and liquidity of Senior Loans, the Fund's yield may be lower, or, if the Fund increases its investment in High Income Portfolio, the Fund's yield may be higher. Each Portfolio may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of illiquidity if eligible buyers become uninterested in purchasing them.

When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although the Fund's net asset value will vary, the Fund's management expects Floating Rate Portfolio's policy of acquiring interests in floating rate Senior Loans to minimize fluctuations in net asset value as a result of changes in market interest rates. However, because floating rates on Senior Loans only reset periodically, changes in prevailing interest rates can be expected to cause some fluctuation in the Fund's net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund's net asset value. Other economic factors (such as a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can also adversely impact the markets for debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings.

Each Portfolio may invest up to 25% of total assets in foreign securities, predominantly in developed countries. The value of foreign securities is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Each Portfolio may use forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

Floating Rate Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Portfolio's holdings. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the investment adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

Floating Rate Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings) and High Income Portfolio may borrow up to 25% of its net assets, but neither will borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense and, while they are outstanding, magnify increases or decreases in the value of Fund shares. Neither Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, Floating Rate Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which is not consistent with the Fund's investment objective. While temporarily invested, the Fund may not achieve its investment objective.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio. Under its investment advisory agreement with Floating Rate Portfolio, BMR receives a monthly advisory fee equivalent to 0.575% annually of the average daily net assets of Floating Rate Portfolio up to $1 billion, which fee is reduced on assets of $1 billion and more. Under its investment advisory agreement with High Income Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                        Annual          Daily
Category     Daily Net Assets                         Asset Rate     Income Rate
--------------------------------------------------------------------------------
    1        up to $500 million                         0.300%          3.00%
    2        $500 million but less than $1 billion      0.275%          2.75%
    3        $1 billion but less than $1.5 billion      0.250%          2.50%
    4        $1.5 billion but less than $2 billion      0.225%          2.25%
    5        $2 billion but less than $3 billion        0.200%          2.00%
    6        $3 billion and over                        0.175%          1.75%

For the fiscal year ended October 31, 2002, Floating Rate Portfolio paid BMR advisory fees equivalent to 0.56% of Floating Rate Portfolio's average daily net assets. For the fiscal year ended October 31, 2002, High Income Portfolio paid BMR advisory fees equivalent to 0.60% of High Income Portfolio's average daily net assets. The portion of the Fund's assets invested in High Income Portfolio will be subject to such Portfolio's advisory fee, but will not be subject to Floating Rate Portfolio's advisory fee.

Scott H. Page and Payson F. Swaffield, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of Floating Rate Portfolio (since inception) and of other Eaton Vance floating rate loan portfolios (since August 1, 1996).

Michael Weilheimer and Thomas Huggins co-manage the High Income Portfolio. Mr. Weilheimer has managed the High Income Portfolio since January 1, 1996. He also manages other Eaton Vance portfolios, and is a Vice President of Eaton Vance and BMR. Thomas Huggins has co-managed the High Income Portfolio since January 1, 2000. Mr. Huggins is a Vice President of Eaton Vance and BMR.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. In return, Eaton Vance receives a monthly administrative fee equal to 0.15% annually of the average daily net assets of the Fund. For the fiscal year ended October 31, 2002, Eaton Vance earned administration fees of 0.15% of the Fund's average daily net assets.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights.

The Fund shares offered by, and referred to in, this prospectus are Institutional Shares. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolios, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider a Portfolio matter and then vote its interest in a Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from either Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of shares is their net asset value, which is derived from Portfolio holdings. The investment adviser uses an independent pricing service to value most loans and other debt securities at their market value. The investment adviser may use the fair value method to value loans or other securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Portfolio values its assets would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

Institutional Shares are offered to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Institutional Shares also are offered to pension plans, endowments and corporations. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The investment minimum is waived for persons affiliated with Eaton Vance and its service providers.

The Fund provides shareholders ease of investment by allowing same day wire purchases. You may purchase Institutional Shares through your investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. To make an initial investment by wire, you must first telephone the Fund Order Department at 800-225-6265 (extension 7604) to advise of your action and to be assigned an account number. Failure to call will delay the order. The account application form which accompanies this prospectus must be promptly forwarded to the transfer agent. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission. Wire funds to:

Boston Safe Deposit & Trust Co.
ABA #811001234
Account #080411
Further Credit Eaton Vance Floating-Rate High Income Fund - Institutional Shares
   - Fund #904
A/C # [Insert your account number]

Purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you.

From time to time the Fund may suspend the continuous offering of its shares. During any such suspension, shareholders who reinvest their distributions in additional shares will be permitted to continue such reinvestments, and the Fund may permit tax-sheltered retirement plans which own shares to purchase additional shares of the Fund. The Fund may also refuse any order for the purchase of shares.

REDEEMING SHARES

You can redeem shares in one of two ways:
  By Wire If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The redemption request may be made by calling the Eaton Vance Fund Order Department at 800-225-6265 (extension 7604) or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay the costs of redeeming by wire; however, no costs are currently charged. The Fund may suspend or terminate this expedited payment procedure upon at least 30 days notice.

Through an     Your investment  dealer is responsible for transmitting the order
Investment     promptly. An investment dealer may charge a fee for this service.
Dealer

Redemptions or exchanges made within three months of the settlement of a purchase are subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as a result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any federal income tax required to be withheld and any applicable redemption fee. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

SHAREHOLDER ACCOUNT FEATURES

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

..Full Reinvest      Dividends  and capital  gains are  reinvested  in additional
 Option shares. This option will be assigned if you do not specify an option.


..Partial Reinvest   Dividends are paid in cash and capital gains are  reinvested
 Option             in additional shares

..Cash Option        Dividends and capital gains are paid in cash.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

..Annual  and  Semi-Annual  Reports,   containing  performance   information  and
financial statements.

..Periodic account statements, showing recent activity and total share balance.

..Form 1099 and tax information needed to prepare your income tax returns.

..Proxy materials, in the event a shareholder vote is required.

..Special notices about significant events affecting your Fund.

EXCHANGE PRIVILEGE. You may exchange your Institutional Shares for other Eaton Vance fund Institutional Shares. Exchanges are made at net asset value. Before exchanging, you should read the prospectus of the new fund carefully. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within twelve months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX-SHELTERED RETIREMENT PLANS. Institutional Shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

TAX INFORMATION

The Fund declares dividends daily and ordinarily pays distributions monthly. Any net realized capital gains will be distributed annually. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. The Fund expects that its distributions will consist primarily of taxable ordinary income.

Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. A portion of the Fund's distributions may be eligible for the dividends-received deduction for corporations. The Fund's distributions are taxable as described above whether they are paid in cash or reinvested in additional shares.


Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the financial performance of the Fund's Institutional Shares for the past three years. Certain information in the table reflects the financial results for a single Fund share. The total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                YEAR ENDED OCTOBER 31,
                                     -------------------------------------------
                                        2002(1)(2)      2001        2000(2)(3)
--------------------------------------------------------------------------------
Net asset value - Beginning of year      $ 9.550      $ 9.940        $10.000
                                         -------      -------        -------
Income (loss) from operations
Net investment income                    $ 0.500      $ 0.750        $ 0.097
Net realized and unrealized loss          (0.402)      (0.398)        (0.061)
                                         -------      -------        -------
Total income from operations             $ 0.098      $ 0.352        $ 0.036
                                         -------      -------        -------
Less distributions
From net investment income               $(0.498)     $(0.742)       $(0.096)
                                         -------      -------        -------
Total distributions                      $(0.498)     $(0.742)       $(0.096)
                                         -------      -------        -------
Net asset value - End of year            $ 9.150      $ 9.550        $ 9.940
                                         -------      -------        -------
Total return(4)                             0.98%        3.58%          0.36%

Ratios/Supplemental Data+:
Net assets, end of year (000's omitted)  $ 1,681      $ 7,440        $45,852
Ratios (As a percentage of average
  daily net assets):
    Net expenses(5)                         0.94%        0.58%          0.08%(6)
    Net investment income                   5.24%        7.95%          8.87%(6)
Portfolio Turnover of the Floating Rate
  Portfolio                                   76%          52%             3%
Portfolio Turnover of the High Income
  Portfolio                                   88%          83%            41%

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee and an allocation of expenses to the investment adviser and/administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average
  daily net assets):
    Expenses(5)                                          0.71%          1.45%(6)
    Net investment income                                7.82%          7.50%(6)
Net investment income per share                        $0.738         $0.082

(1) The Fund, through its investment in High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 5.27% to 5.24%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(3) For the period from the start of business, September 15, 2000, to October 31, 2000.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolios' investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC INC.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-4015.                                      IFRHIP


648-3/03                                         (C) 2003 Eaton Vance Management

   LOGO


                                   EATON VANCE
                                   HIGH INCOME
                                      FUND


              A diversified mutual fund seeking high current income


                                Prospectus Dated

                                  March 1, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus

                                   Page                                   Page
--------------------------------------------------------------------------------
 Fund Summary                        2     Sales Charges                    8
 Investment Objective & Principal          Redeeming Shares                 9
  Policies and Risks                 5     Shareholder Account Features     9
 Management and Organization         6     Tax Information                 11
 Valuing Shares                      7     Financial Highlights            12
 Purchasing Shares                   7
--------------------------------------------------------------------------------

 THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND AND THE SERVICES
            AVAILABLE TO SHAREHOLDERS. PLEASE SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to provide a high level of current income. To do so, the Fund invests primarily in high yield, high risk corporate bonds (so-called "junk bonds"). The Fund will invest a substantial portion of assets in bonds issued in connection with mergers, acquisitions and other highly- leveraged transactions.

The Fund normally invests primarily in bonds rated in the lowest investment grade category or below and in comparable unrated bonds. The Fund invests at least 80% of its net assets in fixed-income securities, including preferred stocks (many of which have fixed maturities), senior floating rate loans and convertible securities. The Fund may also purchase securities that make "in-kind" interest payments, bonds not paying current income and bonds that do not make regular interest payments. The Fund may invest up to 25% of its total assets in foreign securities, which are predominantly U.S. dollar denominated. With respect to non-dollar denominated securities, the Fund may hedge currency fluctuations by entering into forward foreign currency exchange contracts. The Fund will generally hold well in excess of 100 securities, which may help reduce investment risk.

Investments are actively managed, and securities may be bought or sold on a daily basis. The investment adviser's staff monitors the credit quality and price of securities held by the Fund, as well as other securities that are available to the Fund. The portfolio manager attempts to improve yield through timely trading. The portfolio manager also considers the relative value of securities in the marketplace in making investment decisions, and attempts to preserve capital and enhance return when consistent with the Fund's objective.

The Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as the Fund.

PRINCIPAL RISK FACTORS. The Fund invests primarily in below investment grade bonds, which are predominantly speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults will reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a security may lose significant value before a default occurs.

The value of Fund shares may also decline when interest rates rise, when the supply of suitable bonds exceeds market demand, or in response to a significant drop in the stock market. Bonds that make "in-kind" interest payments, as well as bonds that do not pay income currently or do not make regular interest payments may experience greater volatility in response to interest rate changes. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares could be adversely affected by changes in currency exchange rates and by political and economic developments abroad. Forward foreign currency contracts also involve a risk of loss due to imperfect correlation. The Fund is not appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for Class B and Class C shares and a comparison to the performance of a broad-based, unmanaged market index of high yield corporate bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


 16.92%  -1.80%  13.86%  13.78%  15.35%  1.77%  10.99%  -14.04%  -2.36%  -1.90%
--------------------------------------------------------------------------------
  1993    1994    1995    1996    1997   1998    1999     2000    2001    2002


The highest quarterly total return for Class B was 6.75%, for the quarter ended December 31, 2001, and the lowest quarterly total return was -10.84%, for the quarter ended December 31, 2000. For the 30 days ended October 31, 2002, the SEC yield for Class B shares was 12.26% and for Class C shares was 12.26%. For current yield information call 1-800-225-6265.

                                                         One      Five      Ten
Average Annual Total Return as of December 31, 2002      Year     Years    Years
--------------------------------------------------------------------------------
Class B Return Before Taxes                             -6.34%   -1.68%    4.78%
Class B Return After Taxes on Distributions             -9.71%   -5.44%    0.89%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                 -3.58%   -2.90%    2.04%
Class C Return Before Taxes                             -2.89%   -1.42%    4.61%
Merrill Lynch U.S. High Yield Master II Index
 (reflects no deduction for fees, expenses or taxes) -1.89% 0.52% 6.05% CSFB High Yield Index (reflects no deduction for fees,
 expenses or taxes)                                      3.10%    1.44%    6.52%

These returns reflect any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for Class C shares will vary from the after-tax returns presented for Class B shares. Class B Return After Taxes on Distributions and the Sale of Class B Shares is higher than Class B Return After Taxes on Distributions because of realized losses. The Class C performance shown above for the period prior to June 8, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the classes). Effective November 30, 2002, the Fund's primary benchmark index has been changed from the CSFB High Yield Index to the Merrill Lynch U.S. High Yield Master II Index. The Merrill Lynch U.S. High Yield Master II Index is unmanaged and tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market. The CSFB High Yield Index is a market index of high yield corporate bonds. The CSFB High Yield Index has altered the methodology by which the composition and weighting of the Index is determined. Accordingly, the Merrill Lynch U.S. High Yield Master II Index now more accurately reflects the Fund's high-yield investment universe. Investors cannot invest directly in an index. (Source for Merrill Lynch U.S. High Yield Master II Index returns:
Bloomberg L.P. Source for CSFB High Yield Index returns: Credit Suisse First Boston, Inc.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                    Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering
 price)                                                       None        None
Maximum Deferred Sales Charge (Load) (as a percentage of the
 lower of net asset value at time of purchase or redemption)  5.00%       1.00%
Maximum Sales Charge (Load) Imposed on Reinvested
 Distributions                                                None        None
Exchange Fee                                                  None        None


Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)  Class B     Class C
--------------------------------------------------------------------------------
Management Fees                                               0.60%       0.60%

Distribution and Service (12b-1) Fees                         1.00%       1.00%
Other Expenses                                                0.19%       0.19%
                                                              -----       -----
Total Annual Fund Operating Expenses                          1.79%       1.79%


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class B shares                      $  682    $   963    $ 1,170     $ 2,105
  Class C shares                      $  282    $   563    $   970     $ 2,105

You would pay the following expenses if you did not redeem your shares:

                                      1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class B shares                      $  182    $   563    $   970     $ 2,105
  Class C shares                      $  182    $   563    $   970     $ 2,105

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's  investment  objective is to provide a high level of current  income.
The Fund's investment objective and certain policies may be changed by the Trustees without shareholder approval. The Trustees have no present intention to make any such change and intend to submit any material change in the investment objective to shareholders in advance for their approval. The Fund currently seeks to meet its investment objective by investing in High Income Portfolio (the "Portfolio"), a separate open-ended management company that has the same objective and policies as the Fund.

The Portfolio normally invests primarily in bonds rated in the lowest investment grade category or below (i.e. bonds rated Baa and below by Moody's Investors Service, Inc. ("Moody's") or BBB and below by Standard & Poor's Ratings Group ("S&P"), and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. The Portfolio invests at least 80% of its net assets in fixed-income securities, including preferred stocks, senior floating rate loans and convertible securities.

The Portfolio may hold securities that are unrated or in the lowest rating categories (rated C by Moody's or D by S&P). Bonds rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. In order to enforce its rights with defaulted securities, the Portfolio may be required to retain legal counsel and/or a financial adviser. This may increase the Portfolio's operating expenses and adversely affect net asset value.

The credit quality of most securities held by the Portfolio reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Portfolio more volatile and could limit the Portfolio's ability to sell its securities at favorable prices. In the absence of a liquid trading market for securities held by it, the Portfolio may have difficulties determining the fair market value of such securities.

Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of the Fund's objective depends more on the investment adviser's judgment and analytical abilities than would be the case if the Portfolio invested primarily in securities in the higher rating categories. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such securities would substantially lessen the risks of defaults brought about by an economic downturn or recession. Moreover, the Portfolio may invest up to 25% of its assets in any one industry, which may expose the Fund to unique risks of that industry. The Portfolio's investments may have significant exposure to certain sectors of the economy and thus may react differently to political or economic developments than the market as a whole.

The Portfolio may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind ("PIK securities"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities. Such investments may experience greater volatility in market value due to changes in interest rates. The Portfolio accrues income on these investments and is required to distribute its share of Portfolio income each year. The Portfolio may be required to sell securities to obtain cash needed for income distributions.

The Portfolio may invest in interests in senior floating rate loans. These loans are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. The risks associated with these loans are similar to the risks of high yield corporate bonds, although interest rate risk is reduced.

The Portfolio may invest up to 25% of total assets in foreign securities, which are predominantly U.S. dollar denominated. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. With respect to non-dollar denominated securities, the portfolio manager may use forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations. These contracts allow the Portfolio to establish a currency exchange rate with payment and delivery at a future date. They are subject to a risk of loss due to unanticipated changes in currency exchange rates and default by the counterparty to the contract. There can be no assurance that this hedging strategy will be advantageous to the Portfolio.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The value of Fund shares will usually change in response to interest rate fluctuations. When interest rates decline, the value of securities already held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of existing portfolio securities can be expected to decline. Other economic factors (such as a large downward movement in stock prices or a poor economic environment) can also adversely impact the high yield bond market. Rating downgrades of securities held by the Portfolio may reduce their value.

The Portfolio may borrow amounts up to one-third of its net assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 50% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While temporarily invested, the Portfolio may not achieve its investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

The annual portfolio turnover rate may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Portfolio and provides related office facilities and personnel. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                         Annual        Daily
 Category   Daily Net Assets                           Asset Rate   Income Rate
--------------------------------------------------------------------------------
    1       up to $500 million                           0.300%        3.00%
    2       $500 million but less than $1 billion        0.275%        2.75%
    3       $1 billion but less than $1.5 billion        0.250%        2.50%
    4       $1.5 billion but less than $2 billion        0.225%        2.25%
    5       $2 billion but less than $3 billion          0.200%        2.00%
    6       $3 billion and over                          0.175%        1.75%

On October 31, 2002, the Portfolio had net assets of $889,653,072. For the fiscal year ended October 31, 2002, the Portfolio paid BMR advisory fees equivalent to 0.60% of the Portfolio's average net assets for such year.

Michael Weilheimer and Thomas Huggins co-manage the Portfolio. Mr. Weilheimer has managed the Portfolio since January 1, 1996. He also manages other Eaton Vance portfolios, and is a Vice President of Eaton Vance and BMR. Thomas Huggins has managed the Portfolio since January 1, 2000. Mr. Huggins is a Vice President of Eaton Vance and BMR.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of shares is their net asset value, which is derived from Portfolio holdings. The investment adviser uses an independent pricing service to value most debt securities at their market value. The pricing service considers various factors relating to bonds and market transactions to determine value. The investment adviser may use a fair value method to value securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Portfolio values its assets would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of each Class of shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGE. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

  Year of Redemption After Purchase     CDSC
----------------------------------------------
  First or Second                        5%
  Third                                  4%
  Fourth                                 3%
  Fifth                                  2%
  Sixth                                  1%
  Seventh or following                   0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same Class of shares of the Fund provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

DISTRIBUTION AND SERVICE FEES. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone            You can redeem up  to $100,000 by calling the transfer
                          agent at 1-800-262-1122 on Monday through Friday, 9:00
                          a.m.  to  4:00 p.m.  (eastern time).   Proceeds  of  a
                          telephone redemption can be mailed only to the account
                          address.   Shares  held  by  corporations,  trusts  or
                          certain other entities and shares  that are subject to
                          fiduciary   arrangements   cannot    be   redeemed  by
                          telephone.

  Through an Investment   Your investment dealer is responsible for transmitting
  Dealer                  the order promptly.  An investment dealer may charge a
                          fee for this service.


If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

  *Full Reinvest Option      Dividends  and  capital  gains  are  reinvested  in
                             additional shares. This option will be assigned if you do not specify an option.

  *Partial Reinvest Option   Dividends are  paid in cash  and capital  gains are
                             reinvested in additional shares.

  *Cash Option               Dividends and capital gains are paid in cash.

  *Exchange Option           Dividends and/or  capital gains  are  reinvested in
                             additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.


INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     * Annual and Semi-Annual Reports, containing performance information and financial statements.
     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.
     *    Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan.

TAX-SHELTERED RETIREMENT PLANS. Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Class B and Class C shares for shares of the same class of another Eaton Vance fund or Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund declares dividends daily and ordinarily pays distributions monthly. Any net realized capital gains will be distributed annually. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. The Fund expects that its distributions will consist primarily of taxable ordinary income.

Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. A portion of the Fund's distributions may be eligible for the dividends-received deduction for corporations. The Fund's distributions are taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                            YEAR ENDED OCTOBER 31,                                    YEAR ENDED MARCH 31,
                        ------------------------------------------------------------------------------------------------------------
                              2002(1)              2001             2000(2)(3)            2000(2)              1999          1998
                        ------------------------------------------------------------------------------------------------------------
                         CLASS B  CLASS C   CLASS B   CLASS C   CLASS B   CLASS C    CLASS B  CLASS C    CLASS B  CLASS C   CLASS B
                        ------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of period    $  4.860  $ 6.410  $  6.180  $  8.130  $  7.270  $  9.560   $  7.510  $ 9.880   $  8.030  $10.560  $  7.220
                        --------- -------- --------- --------- --------- ---------  --------- --------  --------- -------- ---------
Income (loss) from
 operations
Net investment income   $  0.431  $ 0.567  $  0.601  $  0.796  $  0.418  $  0.551   $  0.702  $ 0.915   $  0.685  $ 0.901  $  0.658
Net realized and
 unrealized gain (loss)   (0.672)  (0.878)   (1.206)   (1.590)   (1.090)   (1.435)    (0.242)  (0.321)    (0.543)  (0.715)   (0.774)
                        --------- -------- --------- --------- --------- ---------  --------- --------  --------- -------- ---------
Total income (loss)
 from operations        $ (0.241) $(0.311) $ (0.605) $ (0.794) $ (0.672) $ (0.884)  $ (0.460) $ 0.594   $  0.142  $ 0.186  $  1.432
                        --------- -------- --------- --------- --------- ---------  --------- -------   --------  -------  --------
Less distributions*
From net investment
 income                 $ (0.429) $(0.572) $ (0.670) $ (0.864) $ (0.418) $ (0.546)  $ (0.700) $(0.914)  $ (0.662) $(0.866) $ (0.622)
From tax return of
 capital                  (0.040)  (0.047)   (0.045)   (0.062)       --        --         --       --         --       --        --
                        --------- -------- --------- --------- --------- ---------  --------- --------  --------- -------- ---------
Total distributions     $ (0.469) $(0.619) $ (0.715) $ (0.926) $ (0.418) % (0.546)  $ (0.700) $(0.914)  $ (0.662) $(0.866) $ (0.622)
                        --------- -------- --------- --------- --------- ---------  --------- --------  --------- -------- ---------
Net asset value -
 End of period          $  4.150  $ 5.480  $  4.860  $  6.410  $  6.180  $  8.130   $  7.270  $ 9.560   $  7.510  $ 9.880  $  8.030
                        --------- -------- --------- --------- --------- ---------  --------- --------  --------- -------- ---------
Total Return(4)            (5.46)%  (5.37)%  (10.39)%  (10.31)%   (9.70)%   (9.70%)     6.36%    6.26%      2.08%    2.08%    20.59%

Ratios/Supplemental
 Data:
Net assets, end of
 period (000's omitted) $530,326  $95,037  $648,544  $202,906  $721,339  $191,027   $758,686  $36,851   $689,140  $61,660  $693,818
Ratios (As a percentage
 of average daily net
 assets):
  Expenses(5)               1.79%    1.79%     1.83%     1.82%     1.78%(6)   1.82%(6)  1.74%    1.78%      1.75%    1.79%     1.73%
  Net investment income     9.30%    9.28%    10.91%    10.85%    10.37%(6)  10.40%(6)  9.49%    9.42%      9.13%    9.18%     8.58%
Portfolio Turnover of
 the Portfolio                88%      88%       83%       83%       41%        41%      113%     113%       150%     150%      137%

(1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 for each Class follows. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation. Class B: decrease net investment income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.52% to 9.30%; Class C: decrease net investment income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.50% to 9.28%.
(2)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(3)  For the seven-month period ended October 31, 2000.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5)  Includes the Fund's share of the Portfolio's allocated expenses.
(6)  Annualized.
* Certain prior year amounts have been reclassified to conform to the current year presentation.

  LOGO


MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the
     transfer                                                             agent:
--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122



The Fund's SEC File No. is 811-4015                                         HIP


362-3/03                                      (C) 2003 Eaton Vance Management

  LOGO


                                   EATON VANCE
                                STRATEGIC INCOME
                                      FUND


            A mutual fund seeking high income and total return


                                Prospectus Dated
                                  March 1, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus

                                   Page                                    Page
--------------------------------------------------------------------------------
Fund Summary                         2        Sales Charges                  9
Investment Objective & Principal              Redeeming Shares              10
 Policies and Risks                  5        Shareholder Account Features  11
Management and Organization          7        Tax Information               12
Valuing Shares                       8        Financial Highlights          13
Purchasing Shares                    8
--------------------------------------------------------------------------------


 THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND AND THE SERVICES
            AVAILABLE TO SHAREHOLDERS. PLEASE SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to provide a high level of income and total return by investing in a global portfolio consisting primarily of high grade debt securities. The Fund will also invest in income-producing securities and derivative instruments in different countries and currencies, and with various credit ratings including those of below investment grade quality.

The Fund will invest principally (over 50% of net assets) in high grade debt securities. The Fund may invest the remainder of its assets in lower-rated debt securities (so-called "junk bonds") and other securities that are expected to produce income. The Fund may invest in U.S. and foreign securities, such as U.S. Government mortgage-backed debt obligations, high yield corporate bonds and sovereign debt of foreign countries, including emerging market countries. The Fund may engage in derivative transactions to protect against price decline, to enhance returns or as a substitute for purchasing or selling securities. The use of these techniques is subject to certain limitations and may expose the Fund to increased risk of principal loss.

The Fund currently seeks its objective by investing its assets in two other registered investment companies.

PRINCIPAL RISK FACTORS. The Fund invests its assets in markets that are subject to speculative trading and volatility. Because the Fund can invest a significant portion of assets in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less-developed countries, these risks can be significant. Accordingly, the purchase of Fund shares should be viewed as a long-term investment.

Lower-rated securities generally offer higher current yields and appreciation potential than do higher-rated securities, but are subject to greater risks. Securities in the lower categories are considered to be of poor standing and are predominantly speculative. Securities in the lowest rating categories may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. Because lower quality obligations are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in high quality obligations.

Changes in prevailing interest rates in the U.S. or abroad may affect the value of Fund shares, depending upon the currency denomination of security holdings, whether derivative transactions had magnified or reduced sensitivity to a change, overall portfolio composition and other factors. The effect of economic and other events on the interrelationships of portfolio holdings can be complex and not entirely predictable.

As a non-diversified fund, the Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes the Fund more susceptible to adverse economic, business or other developments affecting such issuers. The Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. Government securities.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for Class A, Class B and Class C shares and a comparison to the performance of a broad-based index of domestic investment grade fixed-income securities. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

10.83%  -5.27%   14.44%  18.19%   8.52%   1.93%   5.41%   -1.11%   6.66%   2.70%
--------------------------------------------------------------------------------
 1993    1994     1995    1996    1997    1998    1999     2000    2001    2002

The highest quarterly total return for Class B was 7.37% for the quarter ended June 30, 1995, and the lowest quarterly total return was -6.59% for the quarter ended March 31, 1994. For the 30 days ended October 31, 2002, the SEC yields for Class A, Class B and Class C shares were 6.32%, 5.83% and 5.81%, respectively. For current yield information call 1-800-225-6265.


Average Annual Total Return as of                One        Five         Ten
December 31, 2002                                Year       Years       Years
--------------------------------------------------------------------------------
 Class A Return Before Taxes                    -1.20%      2.86%       5.90%
 Class B Return Before Taxes                    -2.04%      2.81%       6.02%
 Class B Return After Taxes on Distributions    -5.01%     -0.41%       3.10%
 Class B Return After Taxes on Distributions
  and the Sale of Class B Shares                -1.14%      0.69%       3.54%
 Class C Return Before Taxes                     1.79%      3.07%       6.14%
 Lehman Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)        10.26%      7.55%       7.51%
 Composite of Lipper Fund Classification
  Averages (reflects no deduction for fees,
  expenses or taxes)                             6.66%      2.72%       3.55%


These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Class B Return After Taxes on Distributions and the Sale of Class B Shares is higher than Class B Return After Taxes on Distributions because of realized losses. The Class A and Class C performance shown above for the periods prior to January 23, 1998 and May 25, 1994, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A or Class C shares (but not adjusted for any other differences in the expenses of the classes).

The Lehman Aggregate Bond Index is an unmanaged, broad-based index containing only investment grade fixed-income securities traded in the United States. Securities are included in this Index without regard to their duration; however, the duration of the Fund's portfolio was restricted to a maximum effective dollar weighted average maturity of not more than three years until March 1, 1997. The Composite of Lipper Fund Classification Averages reflects the average of the total returns of mutual funds included in the same fund classification as this Fund. The fund classifications are established by Lipper Inc., an organization that compiles mutual fund performance. Funds within a classification have similar investment policies. The Composite is provided because the Fund changed its policies on March 1, 1997 to eliminate the requirement that the Fund invest in a portfolio with an effective dollar weighted average maturity of not more than three years. In connection with this policy change, the Fund's Lipper classification also changed. The Composite is based on the average total returns of funds in the Lipper Short World Multi-Market Income Funds classification from January 1, 1993 until March 1, 1997 (when the Fund's duration policy changed) and is based on the average total returns of funds in the Lipper Multi-Sector Income Funds category thereafter. Investors cannot invest directly in an index or Lipper Classification. (Source:
Lipper Inc.)

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)      Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage
 of offering price)                             4.75%       None        None
Maximum Deferred Sales Charge (Load) (as a
 percentage of the lower of net asset value
 at time of purchase or redemption)             None        5.00%       1.00%
Maximum Sales Charge (Load) Imposed on
 Reinvested Distributions                       None        None        None
Exchange Fee                                    None        None        None


Annual Fund Operating Expenses
(expenses that are deducted from Fund and
Portfolio assets)                              Class A     Class B     Class C
--------------------------------------------------------------------------------
Management Fees                                 0.67%       0.67%       0.67%

Distribution and Service (12b-1) Fees*          0.25%       1.00%       1.00%
Other Expenses                                  0.25%       0.26%       0.26%
                                                -----       -----       -----
Total Annual Fund Operating Expenses            1.17%       1.93%       1.93%

*    Class A Service Fees are paid pursuant to a Service Plan.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class A shares                       $ 589     $  829     $1,088      $1,828
  Class B shares                       $ 696     $1,006     $1,242      $2,254
  Class C shares                       $ 296     $  606     $1,042      $2,254


You would pay the following expenses if you did not redeem your shares:

                                       1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class A shares                       $ 589      $ 829     $ 1,088    $ 1,828
  Class B shares                       $ 196      $ 606     $ 1,042    $ 2,254
  Class C shares                       $ 196      $ 606     $ 1,042    $ 2,254

INVESTMENT OBJECTIVE & Principal Policies and Risks

The Fund's investment objective is to provide a high level of income and total return by investing in a global portfolio consisting primarily of high grade debt securities. The Fund's objective may be changed by the Trustees without shareholder approval. The Fund currently seeks its objective by investing in Strategic Income Portfolio, a separate investment company having the same investment objective and policies as the Fund. The Fund may also invest in High Income Portfolio, another registered investment company advised by the investment adviser.

The investment adviser adjusts Strategic Income Portfolio's investments (buys and sells securities) and engages in active management techniques in an effort to take advantage of differences in securities, countries, currencies and credits based on its perception of various factors, including the most favorable markets, interest rates and issuers, the relative yield and appreciation potential of a particular country's securities, and the relationship of a country's currency to the U.S. dollar. Investment strategy may change frequently. Strategic Income Portfolio will normally invest in securities of issuers located in at least three different countries (which may include the United States), and will not normally invest more than 25% of its assets in securities of issuers located in a single foreign country or denominated in any single foreign currency, except the U.S. dollar and the Euro. This strategy requires the investment adviser to identify countries and currencies where Strategic Income Portfolio's investments will out-perform comparable investments in other countries and currencies and in many cases to predict changes in economies, markets, political conditions, and other factors. The success of this strategy will, of course, involve the risk that the investment adviser's predictions may be untimely or incorrect.

Strategic Income Portfolio will invest primarily (over 50% of net assets) in high grade debt securities. "High grade" debt securities include securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities and debt securities of foreign governmental and private issuers rated at least A by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"). High grade securities may also include commercial paper or other short-term debt instruments rated in one of the two highest short-term rating categories by any of those rating services, (or by Fitch Ratings). An unrated security will be considered to be a high grade security if the investment adviser determines that it is of comparable quality.

Strategic Income Portfolio may invest the remainder of its assets in lower-rated securities, including those rated below BBB or Baa and comparable unrated securities. Lower-rated debt securities are subject to the risk that the issuer will not meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The prices of lower-rated and comparable unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are prices of higher-rated securities, which react primarily to movements in the general level of interest rates.

Strategic Income Portfolio may invest a substantial portion of its assets (subject to the percentage limitations stated above) in lower-rated securities issued in connection with mergers, acquisitions, leveraged buy-outs, recapitalizations and other highly leveraged transactions, which pose a higher risk of default or bankruptcy of the issuer than other fixed-income securities particularly during periods of deteriorating economic conditions and contraction in the credit markets. Strategic Income Portfolio may also invest in debt securities not paying current income in anticipation of possible future income or capital appreciation, which may be rated in the C or D rating categories. The issuer of such securities may be in bankruptcy or undergoing a debt restructuring or reorganization. Defaulted securities may be retained. In the case of a defaulted security, Strategic Income Portfolio may be required to retain legal counsel and/or a financial adviser. This may increase Strategic Income Portfolio's operating expenses and adversely affect Strategic Income Portfolio's net asset value. In the event the rating of a security held by Strategic Income Portfolio is downgraded, causing the Fund to have indirectly 50% or more of its total assets in securities rated below investment grade, the investment adviser will not be compelled to dispose of such security or other asset.

In lieu of having Strategic Income Portfolio invest in lower-rated debt securities, the Fund may invest up to 50% of its net assets in High Income Portfolio, a separate registered investment company advised by the investment adviser. During the most recent fiscal year, an average of 21% of the Fund's net assets was invested in the High Income Portfolio. The investment objective of High Income Portfolio is to provide a high level of current income, and it may invest in the same types of debt securities (with the same risks) as Strategic Income Portfolio. High Income Portfolio normally invests primarily in bonds rated in the lowest investment grade category or below (i.e. bonds rated Baa and below by Moody's or BBB and below by S&P), and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. High Income Portfolio invests at least 80% of its net assets in fixed-income securities, including preferred stocks, senior floating rate loans and convertible securities.

High Income Portfolio may hold securities that are unrated or in the lowest rating categories (rated C by Moody's or D by S&P). Bonds rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. In order to enforce its rights with defaulted securities, High Income Portfolio may be required to retain legal counsel and/or a financial adviser. This may increase operating expenses and adversely affect net asset value.

The credit quality of most securities held by High Income Portfolio reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities more volatile and could limit the ability to sell securities at favorable prices. In the absence of a liquid trading market for securities held by it, the High Income Portfolio may have difficulties determining the fair market value of such securities.

Although the investment adviser of High Income Portfolio considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of High Income Portfolio's objective depends more on the investment adviser's judgment and analytical abilities than would be the case if it invested primarily in securities in the higher rating categories.

High Income Portfolio may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates. High Income Portfolio accrues income on these investments and is required to distribute its share of income each year. High Income Portfolio may be required to sell securities to obtain cash needed for income distributions.

The Fund will only invest in the High Income Portfolio when it invests as stated in this paragraph. Foreign investments of High Income Portfolio may not exceed 25% of total assets. High Income Portfolio may purchase and sell derivative instruments similar to those described in this prospectus. At January 31, 2003, High Income Portfolio had 95.01% of its assets invested in high yield, high risk securities, with 0.41% of assets in default.

Strategic Income Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded options on securities, indices or currencies; warrants; forward foreign currency exchange contracts; interest rate, total return, default and currency swaps; and short sales. Transactions in derivative instruments involve a risk of loss due to unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the initial investment therein. In addition, Strategic Income Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Exchange rates may fluctuate significantly over short periods of time causing a Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but neither will borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. Neither Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Strategic Income Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio. Under its investment advisory agreement with Strategic Income Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                        Annual          Daily
Category     Daily Net Assets                         Asset Rate     Income Rate
--------------------------------------------------------------------------------
   1         up to $500 million                         0.275%         2.75%
   2         $500 million but less than $1 billion      0.250%         2.50%
   3         $1 billion but less than $1.5 billion      0.225%         2.25%
   4         $1.5 billion but less than $2 billion      0.200%         2.00%
   5         $2 billion but less than $3 billion        0.175%         1.75%
   6         $3 billion and over                        0.150%         1.50%


For the fiscal year ended October 31, 2002, Strategic Income Portfolio paid BMR advisory fees equivalent to 0.52% of Strategic Income Portfolio's average daily net assets for such year.

For the fiscal year ended October 31, 2002, High Income Portfolio paid BMR advisory fees equivalent to 0.60% of High Income Portfolio's average daily net assets for such year. The portion of the Fund's assets invested in High Income Portfolio will be subject to that Portfolio's advisory fee, but will not be subject to Strategic Income Portfolio's advisory or administration fee, or a Fund advisory fee.

Mark Venezia is the portfolio manager of Strategic Income Portfolio (since it commenced operations). He has been an employee of Eaton Vance for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Michael Weilheimer and Thomas Huggins co-manage High Income Portfolio. Mr. Weilheimer has managed the High Income Portfolio since January 1, 1996. He also manages other Eaton Vance portfolios, and is a Vice President of Eaton Vance and BMR. Thomas Huggins has co-managed the High Income Portfolio since January 1, 2000. Mr. Huggins is a Vice President of Eaton Vance and BMR.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

BMR administers the business affairs of the Strategic Income Portfolio and receives an administration fee of 0.15% of the Portfolio's average daily net assets annually. For the fiscal year ended October 31, 2002, Strategic Income Portfolio paid BMR adminstration fees equal to 0.15% of Strategic Income Portfolio's average daily net assets.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolios, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider a Portfolio matter and then vote its interest in a Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from either Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of shares is their net asset value (plus a sales charge for Class A), which is derived from the Portfolios' holdings. Most debt securities are valued by an independent pricing source; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market and before the Portfolio values its assets would materially affect net asset value or market prices are unavailable or deemed unreliable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

Sales Charges

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                                                      Dealer
                                     Sales        Sales Charge      Commission
                                   Charge as      as Percentage       as a
                                 Percentage of       of Net       Percentage of
Amount of Purchase               Offering Price  Amount Invested  Offering Price
--------------------------------------------------------------------------------
Less than $25,000                    4.75%            4.99%           4.50%
$25,000 but less than $100,000       4.50%            4.71%           4.25%
$100,000 but less than $250,000      3.75%            3.90%           3.50%
$250,000 but less than $500,000      3.00%            3.09%           2.75%
$500,000 but less than $1,000,000    2.00%            2.04%           2.00%
$1,000,000 or more                   0.00*            0.00*         See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase. Sales Charge as Percentage of Net Amount of Purchase Amount Invested

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totaling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first twelve months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


REDUCING OR ELIMINATING  SALES CHARGES.  Front-end sales charges on purchases of
Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $25,000 or more. Class A, Class B, Class C and/or Class D shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225- 6265 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

DISTRIBUTION AND SERVICE FEES. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:
  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone           You can  redeem up to  $100,000 by calling the transfer
                         agent at 1-800-262-1122 on Monday  through Friday, 9:00
                         a.m.  to  4:00 p.m.  (eastern  time).   Proceeds  of  a
                         telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an Investment  Your investment dealer  is responsible for transmitting
  Dealer the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     *Full Reinvest Option     Dividends  and capital  gains  are  reinvested in
                               additional shares. This option will be assigned if you do not specify an option.

     *Partial Reinvest Option  Dividends are paid  in cash and capital gains are reinvested in additional shares.

     *Cash Option              Dividends and capital gains are paid in cash.

     *Exchange Option          Dividends and/or capital gains are  reinvested in
                               additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     *Annual and Semi-Annual  Reports,  containing  performance  information and financial statements.
     *Periodic  account  statements,  showing  recent activity  and total  share balance.
     *Form 1099 and tax information needed to prepare your income tax returns. *Proxy materials, in the event a shareholder vote is required.
     *Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same class of another Eaton Vance fund, or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund intends to pay dividends monthly and to distribute any net realized capital gains annually. Different classes will distribute different dividend amounts. A portion of the Fund's distributions may be eligible for the dividends-received deduction for corporations. Distributions of income and net gains from investments that a Portfolio held for one year or less will be taxable as ordinary income. Distributions of any net gains from investments held by a Portfolio for more than one year are taxable as long-term capital gains (generally at a rate of up to 20% for noncorporate shareholders). The Fund expects that its distributions will consist primarily of taxable ordinary income. The Fund's distributions are taxable whether they are paid in cash or reinvested in additional shares.

The Portfolios' investments in foreign securities may be subject to foreign withholding taxes, which may decrease the Portfolios' yield on those securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Portfolio. In addition, the Portfolios' investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                            YEAR ENDED OCTOBER 31,
                                           -----------------------------------------------------------------------------------------
                                                    2002(1)(2)                      2001(2)                         2000
                                           -----------------------------------------------------------------------------------------
                                           CLASS A   CLASS B   CLASS C    CLASS A   CLASS B   CLASS C    CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year        $ 8.030  $  7.600   $ 9.610    $ 8.360  $  7.910   $ 9.990    $ 9.110  $  8.610  $10.870
                                           -------- --------  --------    -------- ---------  --------   -------- --------- --------
Income (loss) from operations
Net investment income                      $ 0.504  $  0.425   $ 0.538    $ 0.705  $  0.607   $ 0.773    $ 0.795  $  0.674  $ 0.850
Net realized and unrealized gain (loss)     (0.286)   (0.272)   (0.346)    (0.250)   (0.241)   (0.304)    (0.698)    0.651   (0.826)
                                           -------- ---------  --------   -------- ---------  --------   -------- --------  --------
Total income (loss) from operations        $ 0.218  $  0.153   $ 0.192    $ 0.455  $  0.366   $0.469     $ 0.097  $  0.023  $ 0.024
                                           -------- ---------  --------   -------- ---------  --------   -------- --------  --------
Less distributions*
From net investment income                 $(0.670) $ (0.575)  $(0.734)   $(0.723) $ (0.614)  $(0.787)   $(0.847) $ (0.723) $ 0.904)
Tax return of capital                       (0.028)   (0.028)   (0.028)    (0.062)   (0.062)  (0.062)        --       --       --
                                           -------- ---------  --------   -------- ---------  --------   -------- --------  --------
Total distributions                        $(0.698) $ (0.603)  $(0.762)   $(0.785) $ (0.676)  $(0.849)   $(0.847) $ (0.723) $(0.904)
                                           -------- ---------  --------   -------- ---------  --------   -------- --------  --------
Net asset value - End of year              $ 7.550  $  7.150   $ 9.040    $ 8.030  $  7.600   $ 9.610    $ 8.260  $  7.910  $ 9.990
                                           -------- ---------  --------   -------- ---------  --------   -------- --------  --------
Total Return (4)                              2.68%     1.96%     1.95%      5.69%     4.82%     4.90%      0.88%     0.07%    0.02%

Ratios/Supplemental Data:
Net assets, end of year (000's omitted)    $17,418  $173,780   $45,414    $12,352  $163,261   $44,603    $10,350  $152,535  $40,023
Ratios (as a percentage of average
 daily net assets):
  Expenses(5)                                 1.17%     1.93%     1.93%      1.21%     1.96%     1.96%      1.19%     1.98%    2.00%
  Net investment income                       6.39%     5.68%     5.69%      8.63%     7.83%     7.89%      8.83%     7.99%    7.94%
Portfolio Turnover of
 Strategic Income Portfolio                     63%       63%       63%        54%       54%       54%        49%       49%      49%
 High Income Portfolio                          88%       88%       88%        --        --        --         --        --       --

                                                    (see footnotes on last page)

                                                                            YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------------
                                                           1999(2)                                    1998
                                              ----------------------------------------------------------------------------
                                               CLASS A     CLASS B     CLASS C        CLASS A(3)     CLASS B     CLASS C
--------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year            $ 9.220     $  8.720    $11.010        $10.000        $  9.470    $11.950
                                               --------    ---------   --------       --------       ---------   --------
Income (loss) from operations
Net investment income                          $ 0.852     $  0.731    $ 0.912        $ 0.668        $  0.684    $ 0.869
Net realized and unrealized gain (loss)         (0.095)      (0.105)    (0.132)        (0.767)         (0.686)    (0.872)
                                               --------    ---------   --------       --------       ---------   --------
Total income (loss) from operations            $ 0.757     $  0.626    $ 0.780        $(0.099)       $ (0.002)   $(0.003)
                                               --------    --------    --------       --------       ---------   --------
Less distributions *
From net investment income                     $(0.819)    $ (0.688)   $(0.872)       $(0.681)       $ (0.748)   $(0.937)
Tax return of capital                           (0.048)      (0.048)    (0.048)          --              --         --
                                               --------    ---------   --------       --------       ---------   --------
Total distributions                            $(0.867)    $ (0.736)   $(0.920)       $(0.681)       $ (0.748)   $(0.937)
                                               --------    ---------   --------       --------       ---------   --------
Net asset value - End of year                  $ 9.110     $  8.610    $10.870        $ 9.220        $  8.720    $11.010
                                               -------     --------    --------       --------       ---------   --------
Total Return(4)                                   8.40%        7.32%      7.23%         (1.29)%         (0.20)%    (0.15)%

Ratios/Supplemental Data:
Net assets, end of year (000's omitted)        $ 6,050     $155,768    $30,882       $  2,009        $138,495    $19,518
Ratios (as a percentage of average
 daily net assets):
  Expenses(5)                                     1.08%        1.96%      2.03%          1.03%(6)        1.96%      2.03%
  Net investment income                           9.20%        8.31%      8.22%          8.44%(6)        7.40%      7.37%
Portfolio Turnover of
 Strategic Income Portfolio                         47%          47%        47%            71%             71%        71%
 High Income Portfolio                              --           --         --             --              --         --

(1) The Fund, through its investment in the Portfolios, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 for each Class follows. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation. Class
     A: decrease net investment income per share by $0.095, decrease net realized and unrealized loss per share by $0.095 and decrease the ratio of net investment income to average net assets from 7.58% to 6.39%; Class B: decrease net investment income per share by $0.090, decrease net realized and unrealized loss per share by $0.090 and decrease the ratio of net investment income to average net assets from 6.86% to 5.68%; Class C: decrease net investment income per share by $0.113, decrease net realized and unrealized loss per share by $0.113 and decrease the ratio of net investment income to average net assets from 6.88% to 5.69%.

(2)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(3) For the period from the commencement of offering of Class A shares, January 23, 1998, to October 31, 1998.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

* Certain prior year amounts have been reclassified to conform to the current year presentation.

  LOGO



MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolios' investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the
     transfer                                                             agent:
     ---------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122



The Fund's SEC File No. is 811-4015                                          SIP


350-3/03                                    (C) 2003 Eaton Vance Management

  LOGO




              EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
               EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                   EATON VANCE TAX-MANAGED MID-CAP CORE FUND
               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
               EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
                  EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                       EATON VANCE TAX-MANAGED VALUE FUND


               Mutual funds seeking long-term, after-tax returns
                                for shareholders


                                Prospectus Dated
                                  March 1, 2003



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


 THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS AND THE SERVICES
            AVAILABLE TO SHAREHOLDERS. PLEASE SAVE IT FOR REFERENCE.

TABLE OF CONTENTS

Fund Summaries.......................................................3

  Performance Information:...........................................5

    Tax-Managed International Growth Fund............................5
    Tax-Managed Multi-Cap Opportunity Fund...........................6
    Tax-Managed Small-Cap Growth Fund 1.2 ...........................7
    Tax-Managed Value Fund...........................................8

  Fund Fees and Expenses.............................................9

Investment Objectives & Principal Policies and Risks................12

Management and Organization.........................................16

Valuing Shares......................................................18

Purchasing Shares...................................................18

Sales Charges.......................................................18

Redeeming Shares....................................................20

Shareholder Account Features........................................21

Tax Information.....................................................22

Financial Highlights................................................23

  Tax-Managed Equity Asset Allocation Fund..........................23
  Tax-Managed International Growth Fund.............................24
  Tax-Managed Mid-Cap Core Fund.....................................26
  Tax-Managed Multi-Cap Opportunity Fund............................27
  Tax-Managed Small-Cap Growth Fund 1.2 ............................28
  Tax-Managed Small-Cap Value Fund..................................29
  Tax-Managed Value Fund............................................30

FUND SUMMARIES

This page summarizes the investment objective, and principal strategies and risks of each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow. Because Eaton Vance Tax-Managed Equity Asset Allocation Fund, Eaton Vance Tax-Managed Mid-Cap Core Fund and Eaton Vance Tax-Managed Small-Cap Value Fund do not have a full calendar year of operations, no performance information is provided for those Funds.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND. Tax-Managed Equity Asset Allocation Fund's investment objective is to achieve long-term, after tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios managed by Eaton Vance or its affiliates (the "Eaton Vance Tax-Managed Portfolios"). The Fund normally will invest at least 75% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of small or emerging companies and up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund will at all times allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios and normally intends to invest in all seven Tax-Managed Portfolios.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND. Tax-Managed International Growth Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities. The Fund invests primarily in common stocks of companies included in the Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index. The EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty countries.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND. Tax-Managed Mid-Cap Core Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the Standard & Poor's MidCap 400 Index. The Fund normally will invest at least 80% of its net assets in stocks of mid-cap companies. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its assets in foreign securities.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND. Tax-Managed Multi-Cap Opportunity Fund's investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Fund invests primarily in common stocks of growth companies that are attractive in their long-term investment prospects. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its assets in foreign securities.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2. The investment objective of Tax-Managed Small-Cap Growth Fund 1.2 is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities of emerging growth companies. Emerging growth companies are small-cap companies with market capitalizations comparable to those of companies included in the Standard & Poor's SmallCap 600 Index and that have expected growth rates over the long-term that substantially exceed U.S. market averages. The Fund normally will invest at least 80% of its net assets in equity securities of small-cap emerging growth companies. Although it invests primarily in domestic companies, the Fund may invest up to 25% of its total assets in foreign securities.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND. Tax-Managed Small-Cap Value Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market. Small-cap companies are companies with market capitalizations comparable to those of companies included in the Standard & Poor's SmallCap 600 Index. The Fund normally will invest at least 80% of its net assets in small-cap companies. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its assets in foreign securities.

EATON VANCE TAX-MANAGED VALUE FUND. Tax-Managed Value Fund's investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund invests in a diversified portfolio of value stocks. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive relative to the overall stock market. Although it invests primarily in common stocks of U.S. companies, the Fund may invest up to 25% of its assets in foreign securities.

Each Fund may engage in derivative transactions (such as purchased puts, equity collars, equity swaps, covered short sales and stock index futures) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Each Fund pursues its investment objective by investing its assets in one or more separate registered investment companies with the same investment objective and policies as the Fund.

TAX-MANAGED INVESTING

Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, each Fund approaches its investments from the perspective of a taxpaying shareholder. Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with Fund distributions of investment income and net realized capital gains. Among the techniques and strategies used in the tax-efficient management of the Funds are the following:

     *investing primarily in lower-yielding stocks;

     *purchasing stocks primarily from a long-term perspective;

     *generally maintaining low portfolio turnover of stocks with appreciated gains;

     *attempting to avoid net realized short-term gains;

     *when appropriate, selling stocks trading below cost to realize losses;

     *in  selling appreciated stocks, selecting the most tax-favored share lots;
      and

     *selectively using tax-advantaged hedging techniques as an alternative to taxable sales.

Each Fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax). The Funds seek to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income), as well as distributions of realized long-term gains (taxed as long-term capital gains). Each Fund can generally be expected to distribute a smaller percentage of returns each year than equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.

PRINCIPAL RISK FACTORS

Each Fund's shares are sensitive to stock market volatility. If there is a general decline in the value of publicly-traded stocks, the value of a Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Each Fund seeks to minimize stock-specific risk by diversifying its holdings among many companies and industries.

In addition to general stock market risk, shares of Tax-Managed Small-Cap Growth Fund 1.2, Tax-Managed Small-Cap Value Fund and (to a lesser extent) Tax-Managed Mid-Cap Core Fund, Tax-Managed Mutli-Cap Opportunity Fund and Tax-Managed Equity Asset Allocation Fund are also sensitive to factors affecting smaller and emerging companies. The securities of such companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

Because each Fund invests in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and other developments abroad. The use of derivative transactions is subject to certain limitations and may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or market movements.

No Fund is a complete investment program and you may lose money by investing. Shareholders should invest for the long-term. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

PERFORMANCE INFORMATION. The following bar chart and table provide information about the performance of Tax-Managed International Growth Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, 2002 and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table contains the Class A, Class B, Class C and Class D performance and a comparison to the performance of a broad-based, unmanaged market index of international stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


               45.24%     -18.62%     -31.32%     -30.88%
               ------------------------------------------
                1999        2000        2001        2002


During the period from the Fund's inception through December 31, 2002, the highest quarterly total return for Class A was 20.37% for the quarter ended December 31, 2001, and the lowest quarterly return was -30.71% for the quarter ended September 30, 2001.

 Average Annual Total Return as of                            One       Life of
 December 31, 2002                                            Year       Fund
--------------------------------------------------------------------------------
 Class A Return Before Taxes                                 -34.84%    -13.19%
 Class A Return After Taxes on Distributions                 -34.74%    -13.14%
 Class A Return After Taxes on Distributions and the
  Sale of Class A Shares                                     -21.29%    - 9.85%
 Class B Return Before Taxes                                 -34.78%    -13.12%
 Class C Return Before Taxes                                 -32.08%    -12.80%
 Class D Return Before Taxes                                 -34.83%    -12.57%
 Morgan Stanley Capital International Europe, Australasia,
 and Far East Index (reflects no deduction for fees,
 expenses or taxes)                                          -15.94%    - 6.06%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B, Class C and Class D. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B, Class C and Class D shares will vary from after-tax returns presented for Class A shares. After-tax returns reflect foreign tax credits passed by the Fund to shareholders during the periods. Class A Return After Taxes on Distributions and the Sale of Class A Shares is higher than Class A Return After Taxes on Distributions because of realized losses. The Class D performance shown above for the period prior to March 15, 2001, is the performance of Class B shares (with no adjustment for any differences in the expenses of the classes). Class A, Class B and Class C commenced operations on April 22, 1998. Class D commenced operations on March 15, 2001. Life of Fund returns are calculated from April 30, 1998. The Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index is a broad-based, unmanaged index of international stocks. Investors cannot invest directly in an Index. (Source for the EAFE Index: Lipper Inc.)

               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

PERFORMANCE INFORMATION. The following bar chart and table provide information about the performance of Tax-Managed Multi-Cap Opportunity Fund. The returns in the bar chart are for Class A shares for the calendar years through December 31, 2002 and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table below contains the Class A, Class B and Class C performance and a comparison to the performance of a broad-based, unmanaged market index of common stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


                      -8.78%             -25.26%
                      --------------------------
                       2001                2002


During the period from the Fund's inception through December 31, 2002, the highest quarterly total return for Class A was 24.00% for the quarter ended December 31, 2001, and the lowest quarterly return was -23.02% for the quarter ended September 30, 2001.

 Average Annual Total Return as of                            One       Life of
 December 31, 2002                                            Year       Fund
--------------------------------------------------------------------------------
 Class A Return Before Taxes                                 -29.56%    -14.27%
 Class A Return After Taxes on Distributions                 -29.56%    -14.27%
 Class A Return After Taxes on Distributions and the
  Sale of Class A Shares                                     -18.15%    -11.14%
 Class B Return Before Taxes                                 -29.60%    -16.97%
 Class C Return Before Taxes                                 -26.61%    -15.51%
 Standard & Poor's 500 composite Index
 (reflects no deduction for fees, expenses or taxes)         -22.09%    -16.98%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B and Class C shares will vary from after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions is the same as Class A Return Before Taxes because no distributions were paid on Class A shares. Class A Return After Taxes on Distributions and the Sale of Class A Shares is higher than the Class A Return After Taxes on Distributions because of realized losses. Class A commenced operations on June 30, 2000, Class B and Class C commenced operations on July 10, 2000. Life of Fund returns are calculated from June 30, 2000 for Class A and from July 31, 2000 for Class B and Class C. The Standard & Poor's 500 Composite Index is a broad-based, unmanaged index of common stocks. Investors cannot invest directly in an Index. (Source for the S&P 500 Composite
Index: Lipper Inc.)

               EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2

PERFORMANCE INFORMATION. The following bar chart and table provide information about the performance of Tax-Managed Small-Cap Growth Fund 1.2. The returns in the bar chart are for Class A shares and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table below contains the Class A, Class B and Class C performance and a comparison to the performance of two indices of domestic small capitalization stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

The returns in the bar chart and the table are for each calendar year through December 31, 2002. The performance for the period prior to March 1, 2001 is that of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 ("TMSG1.1"), another mutual fund that, like the Fund, invests in Tax-Managed Small-Cap Growth Portfolio. The returns are not adjusted to reflect differences in expenses between TMSG1.1 and the Fund. If such an adjustment were made, the returns would be lower.


            11.91%     46.42%     -10.87%     -23.93%     -31.46%
            -----------------------------------------------------
             1998       1999        2000        2001        2002


During the period from the Fund's inception through December 31, 2002, the highest quarterly total return was 32.66% for the quarter ended December 31, 1999 and the lowest quarterly return was -28.77% for the quarter ended September 30, 2001.

Average Annual Total Return as of               One        Five        Life of
 December 31, 2002                              Year       Years        Fund
--------------------------------------------------------------------------------
Class A Return Before Taxes                    -35.38%     -6.41%       -6.24%
Class A Return After Taxes on Distributions    -35.38%     -6.41%       -6.24%
Class A Return After Taxes on Distributions
 and the Sale of Class A Shares                -21.72%     -4.99%       -4.85%
Class B Return Before Taxes                    -35.54%     -6.42%       -6.11%
Class C Return Before Taxes                    -32.83%     -6.09%       -6.00%
Standard & Poor's SmallCap 600 Index
 (reflects no deduction for fees, expenses
 or taxes)                                     -14.63%      2.44%        1.71%
Russell 2000 Growth Index (reflects no
 deduction for fees, expenses or taxes)        -20.48%     -1.36%       -1.93%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B and Class C shares will vary from after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions is the same as Class A Return Before Taxes because no distributions were paid on Class A shares. Class A Return After Taxes on Distributions and the Sale of Class A Shares is higher than Class A Return After Taxes on Distributions because of realized losses. Class A of TMSG1.1 comenced operations on September 25, 1997 and Class B and Class C commenced operations on September 29, 1997. Life of Fund returns are calculated from September 30, 1997. The Standard & Poor's SmallCap 600 Index is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. The Russell 2000 Growth Index is an unmanaged market capitalization weighted index of 2,000 small company stocks. Investors cannot invest directly in an Index. (Source for the S&P SmallCap 600 Index: Lipper Inc.; Source for the Russell 2000 Growth Index: Thomson Financial)

                       EATON VANCE TAX-MANAGED VALUE FUND

PERFORMANCE INFORMATION. The following bar chart and table provide information about the performance of Tax-Managed Value Fund. The returns in the bar chart are for Class A shares for the calendar years through December 31, 2002 and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table below contains the Class A, Class B, Class C and Class D performance and a comparison to the performance of two broad-based, unmanaged indices of domestic equity stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


                    24.73%        0.95%        -16.16%
                    ---------------------------------
                     2000         2001           2002


During the period from the Fund's inception through December 31, 2002, the highest quarterly total return for Class A was 11.87% for the quarter ended September 30, 2000, and the lowest quarterly return was -15.99% for the quarter ended September 30, 2002.

 Average Annual Total Return as of                            One       Life of
 December 31, 2002                                            Year       Fund
--------------------------------------------------------------------------------
 Class A Return Before Taxes                                 -20.99%    - 0.17%
 Class A Return After Taxes on Distributions                 -21.00%    - 0.18%
 Class A Return After Taxes on Distributions and the
  Sale of Class A Shares                                     -12.88%    - 0.14%
 Class B Return Before Taxes                                 -20.96%      1.04%
 Class C Return Before Taxes                                 -17.68%      2.20%
 Class D Return Before Taxes                                 -20.99%      1.01%
 Standard & Poor's 500 Composite Index
  (reflects no deduction for fees, expenses or taxes)        -22.09%    -13.40%
 Russell 1000 Value Index (reflects no deduction for
  fees, expenses or taxes)                                   -15.52%    - 4.20%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B, Class C and Class D. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B, Class C and Class D shares will vary from after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions and the Sale of Class A Shares is higher than Class A Return After Taxes on Distributions for because of realized losses. The Class D performance shown above for the period prior to March 15, 2001, is the performance of Class B shares (with no adjustment for any differences in the expenses of the classes). Class A commenced operations on December 27, 1999, Class B commenced operations on January 17, 2000, Class C commenced operations on January 24, 2000 and Class D commenced operation on March 15, 2001. Life of Fund returns are calculated from December 31, 1999 for Class A and from January 31, 2000 for Class B, Class C and Class D. The Standard & Poor's 500 Composite Index is a broad-based unmanaged market index of common stocks. The Russell 1000 Value Index is a broad-based, unmanaged index of value stocks. Investors cannot invest directly in an Index. (Source for the S&P 500 Composite Index and the Russell 1000 Value
Index: Lipper Inc.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

                                              Class A  Class B  Class C  Class D
--------------------------------------------------------------------------------

Maximum Sales Charge (Load) (as a percentage
 of offering price)                            5.75%    None     None     None
Maximum Deferred Sales Charge (Load) (as a
 percentage of the lower of net asset value
 at time of purchase or time of redemption)    None     5.00%    1.00%    5.00%
Maximum Sales Charge (Load) Imposed on
 Reinvested Distributions                      None     None     None     None
Redemption Fee (as a percentage of amount
 redeemed)(1)                                  1.00%    None     None     None
Exchange Fee                                   None     None     None     None

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

                                                                 Management     Distribution and        Other     Total Annual Fund
                                                                    Fees     Service (12b-1) Fees(2)   Expenses   Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Equity Asset Allocation Fund(3)     Class A Shares     0.95%             0.25%              0.57%           1.77%
                                                Class B Shares     0.95%             1.00%              0.57%           2.52%
                                                Class C Shares     0.95%             1.00%              0.57%           2.52%
Tax-Managed International Growth Fund           Class A Shares     1.00%             0.25%              0.57%           1.82%
                                                Class B Shares     1.00%             1.00%              0.57%           2.57%
                                                Class C Shares     1.00%             1.00%              0.57%           2.57%
                                                Class D Shares     1.00%             1.00%              0.57%           2.57%
Tax-Managed Mid-Cap Core Fund(4)                Class A Shares     0.95%             0.25%              3.58%           4.78%
                                                Class B Shares     0.95%             1.00%              3.58%           5.53%
                                                Class C Shares     0.95%             1.00%              3.58%           5.53%
Tax-Managed Multi-Cap Opportunity Fund          Class A Shares     0.80%             0.25%              0.62%           1.67%
                                                Class B Shares     0.80%             1.00%              0.62%           2.42%
                                                Class C Shares     0.80%             1.00%              0.62%           2.42%
Tax-Managed Small-Cap Growth Fund 1.2(5)        Class A Shares     0.775%            0.25%              0.635%          1.66%
                                                Class B Shares     0.775%            1.00%              0.635%          2.41%
                                                Class C Shares     0.775%            1.00%              0.635%          2.41%
Tax-Managed Small-Cap Value Fund(6)             Class A Shares     1.15%             0.25%              3.01%           4.41%
                                                Class B Shares     1.15%             1.00%              3.01%           5.16%
                                                Class C Shares     1.15%             1.00%              3.01%           5.16%
Tax-Managed Value Fund                          Class A Shares     0.80%             0.25%              0.21%           1.26%
                                                Class B Shares     0.80%             1.00%              0.21%           2.01%
                                                Class C Shares     0.80%             1.00%              0.21%           2.01%
                                                Class D Shares     0.80%             1.00%              0.21%           2.01%

(1) Class A shares of Tax-Managed International Growth Fund purchased on or after February 1, 2003, are subject to a redemption fee if they are redeemed or exchanged within three months of the settlement of the purchase.

(2)  Class A service fees are paid pursuant to a Service Plan.

(3) During the period from the start of business, March 4, 2002, to October 31, 2002, Total Annual Fund Operating Expenses were 1.55% for Class A and 2.30% for Class B and Class C because certain Fund expenses were allocated to the Administrator. These allocations could be terminated at any time.

(4) During the period from the start of business, March 4, 2002, to October 31, 2002, Total Annual Fund Operating Expenses were 1.65% for Class A and 2.40% for Class B and Class C because certain Fund expenses were allocated to the Administrator. These allocations could be terminated at any time.

(5) During the fiscal year ended October 31, 2002, Total Annual Fund Operating Expenses were 1.39% for Class A and 2.14% for Class B and Class C because certain Fund expenses were allocated to the Administrator. These allocations could be terminated at any time.

(6) During the period from the start of business, March 4, 2002, to October 31, 2002, Total Annual Fund Operating Expenses were 1.75% for Class A and 2.50% for Class B and Class C because certain Fund expenses were allocated to the Administrator. These allocations could be terminated at any time.

EXAMPLE. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                   1 Year      3 Years     5 Years     10 Years
---------------------------------------------------------------------------------------------------------------
Tax-Managed Equity Asset Allocation Fund        Class A shares     $  745      $1,100      $1,479      $2,539
                                                Class B shares*    $  755      $1,185      $1,540      $2,672
                                                Class C shares     $  355      $  785      $1,340      $2,856
Tax-Managed International Growth Fund           Class A shares     $  749**    $1,115      $1,504      $2,589
                                                Class B shares     $  760      $1,199      $1,565      $2,905
                                                Class C shares     $  360      $  799      $1,365      $2,905
                                                Class D shares*    $  760      $1,199      $1,565      $2,722
Tax-Managed Mid-Cap Core Fund                   Class A shares     $1,026      $1,931      $2,840      $5,130
                                                Class B shares*    $1,052      $2,046      $2,929      $5,250
                                                Class C shares     $  652      $1,646      $2,729      $5,386
Tax-Managed Multi-Cap Opportunity Fund          Class A shares     $  735      $1,071      $1,430      $2,438
                                                Class B shares*    $  745      $1,155      $1,491      $2,571
                                                Class C shares     $  345      $  755      $1,291      $2,756
Tax-Managed Small-Cap Growth Fund 1.2           Class A shares     %  734      $1,068      $1,425      $2,427
                                                Class B shares*    $  744      $1,151      $1,485      $2,561
                                                Class C shares     $  344      $  751      $1,285      $2,746
Tax-Managed Small-Cap Value Fund                Class A shares     $  992      $1,833      $2,684      $4,856
                                                Class B shares*    $1,016      $1,944      $2,770      $4,978
                                                Class C shares     $  616      $1,544      $2,570      $5,119
Tax-Managed Value Fund                          Class A shares     $  696      $  952      $1,227      $2,010
                                                Class B shares     $  704      $1,030      $1,283      $2,338
                                                Class C shares     $  304      $  630      $1,083      $2,338
                                                Class D shares*    $  704      $1,030      $1,283      $2,144

* Reflects the expenses of Class A after 8 years because these shares generally convert to Class A after 8 years.
** Due to the redemption fee, the cost of investing for one year would be $100 higher for Tax-Managed International Growth Fund shares redeemed or exchanged within three months of the settlement of the purchase.

You would pay the following expenses if you did not redeem your shares:

                                                                   1 Year      3 Years     5 Years     10 Years
---------------------------------------------------------------------------------------------------------------
Tax-Managed Equity Asset Allocation Fund        Class A shares     $  745      $1,100      $1,479      $2,539
                                                Class B shares*    $  255      $  785      $1,340      $2,672
                                                Class C shares     $  255      $  785      $1,340      $2,856
Tax-Managed International Growth Fund           Class A shares     $  749      $1,115      $1,504      $2,589
                                                Class B shares     $  260      $  799      $1,365      $2,905
                                                Class C shares     $  260      $  799      $1,365      $2,905
                                                Class D shares*    $  260      $  799      $1,365      $2,722
Tax-Managed Mid-Cap Core Fund                   Class A shares     $1,026      $1,931      $2,840      $5,130
                                                Class B shares*    $  552      $1,646      $2,729      $5,250
                                                Class C shares     $  552      $1,646      $2,729      $5,386
Tax-Managed Multi-Cap Opportunity Fund          Class A shares     $  735      $1,071      $1,430      $2,438
                                                Class B shares*    $  245      $  755      $1,291      $2,571
                                                Class C shares     $  245      $  755      $1,291      $2,756
Tax-Managed Small-Cap Growth Fund 1.2           Class A shares     %  734      $1,068      $1,425      $2,427
                                                Class B shares*    $  244      $  751      $1,285      $2,561
                                                Class C shares     $  244      $  751      $1,285      $2,746
Tax-Managed Small-Cap Value Fund                Class A shares     $  992      $1,833      $2,684      $4,856
                                                Class B shares*    $  516      $1,544      $2,570      $4,978
                                                Class C shares     $  516      $1,544      $2,570      $5,119
Tax-Managed Value Fund                          Class A shares     $  696      $  952      $1,227      $2,010
                                                Class B shares     $  204      $  630      $1,083      $2,338
                                                Class C shares     $  204      $  630      $1,083      $2,338
                                                Class D shares*    $  204      $  630      $1,083      $2,144

* Reflects the expenses of Class A after 8 years because these shares generally convert to Class A after 8 years.

INVESTMENT OBJECTIVES & Principal Policies and Risks

TAX-MANAGED EQUITY ASSET ALLOCATION FUND. The investment objective of Tax-Managed Equity Asset Allocation Fund is to achieve long-term, after tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios managed by Eaton Vance or its affiliates (the "Eaton Vance Tax-Managed Portfolios"). The Eaton Vance Tax-Managed Portfolios are described below. The Fund also may invest in other Eaton Vance Tax-Managed Portfolios that may be established in the future.

The Fund normally will invest at least 75% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund will at all times allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios and normally intends to invest in all seven Tax-Managed Portfolios. Of the seven Eaton Vance Tax-Managed Portfolios, Tax-Managed International Growth Portfolio invests primarily in foreign securities and the other six Portfolios invest primarily in securities of U.S. companies. The Eaton Vance Tax-Managed Portfolios that invest primarily in small or emerging companies are Tax-Managed Small-Cap Value Portfolio and Tax-Managed Small-Cap Growth Portfolio.

In allocating the Fund's assets among the Eaton Vance Tax-Managed Portfolios, the portfolio manager seeks to maintain broad diversification and to emphasize market sectors that Eaton Vance believes offer relatively attractive risk-adjusted return prospects, based on its assessment of current and future market trends and conditions. To the extent possible, adjustments in allocations among the Eaton Vance Tax-Managed Portfolios will be made in a tax-efficient manner, generally by investing Fund cash inflows into underweighted Portfolios and by withdrawing cash from overweighted Portfolios to reinvest in underweighted Portfolios. There can be no assurance that there will always be sufficient Fund cash inflows or available Portfolio cash to alter the Fund's asset allocation without tax consequences to shareholders. Eaton Vance has broad discretion to allocate and reallocate Tax-Managed Equity Asset Allocation Fund's assets among the Eaton Vance Tax-Managed Portfolios consistent with the Fund's investment objective and policies. Eaton Vance may be subject to certain conflicts of interest in fulfilling its duties to Tax-Managed Equity Asset Allocation Fund and each Portfolio. Whenever such conflicts arise, Eaton Vance intends to act in a manner it believes to be equitable to all interested parties under the circumstances.

TAX-MANAGED INTERNATIONAL GROWTH FUND. Tax-Managed International Growth Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities. The Fund seeks to meet its objective by investing in Tax-Managed International Growth Portfolio ("International Growth Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. International Growth Portfolio is described below.

TAX-MANAGED MID-CAP CORE FUND. Tax-Managed Mid-Cap Core Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. The Fund seeks to meet its objective by investing in Tax-Managed Mid-Cap Core Portfolio ("Mid-Cap Core Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. Mid-Cap Core Portfolio is described below.

TAX-MANAGED MULTI-CAP OPPORTUNITY FUND. Tax-Managed Multi-Cap Opportunity Fund's investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Fund seeks to meet its objective by investing in Tax-Managed Multi-Cap Opportunity Portfolio ("Multi-Cap Opportunity Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. Multi-Cap Opportunity Portfolio is described below.

TAX-MANAGED SMALL-CAP GROWTH FUND 1.2. The investment objective of Tax-Managed Small-Cap Growth Fund 1.2 is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities of emerging growth companies. The Fund seeks to meet its objective by investing in Tax-Managed Small-Cap Growth Portfolio ("Small-Cap Growth Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. Small-Cap Growth Portfolio is described below.

TAX-MANAGED SMALL-CAP VALUE FUND. Tax-Managed Small-Cap Value Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small-cap companies. The Fund seeks to meet its objective by investing in Tax-Managed Small-Cap Value Portfolio ("Small-Cap Value Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. Small-Cap Value Portfolio is described below.

TAX-MANAGED VALUE FUND. Tax-Managed Value Fund's investment objective is to achieve long-term, after-tax returns for its shareholders. The investment adviser seeks to achieve this objective by investing in a diversified portfolio of value stocks. The Fund seeks to meet its objective by investing in Tax-Managed Value Portfolio ("Value Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. Value Portfolio is described below.Each Fund's investment objective may not be changed without shareholder approval. Certain of a Fund's policies may be changed by the Trustees without shareholder approval.

THE EATON VANCE TAX-MANAGED PORTFOLIOS

International Growth Portfolio normally invests primarily in foreign equity securities. The portfolio manager expects to invest primarily in companies included in the EAFE Index. The International Growth Portfolio seeks to outperform the EAFE Index on both a pre-tax and after-tax basis. International Growth Portfolio maintains investments in not less than five different countries and less than 25% of its total assets will be invested in any one industry.

The portfolio manager uses fundamental research in managing the Portfolio. The portfolio manager utilizes information provided by, and the expertise of, the investment adviser's research staff in making investment decisions. In selecting companies for investment, the investment adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The International Growth Portfolio generally acquires securities with the expectation of holding them for the long-term.

Mid-Cap Core Portfolio normally will invest at least 80% of its net assets in stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the Standard & Poor's MidCap 400 Index. In making investment decisions, the portfolio managers use a combination of growth and value disciplines and seek stocks that in their opinion have attractive relative valuations and/or the potential for above-average sustainable growth. The portfolio managers consider both a company's fundamentals and economic conditions in constructing the Portfolio. Management of the Portfolio involves consideration of numerous factors (such as long term earnings growth, a strong balance sheet, cash flow generation, sustainable competitive advantages, quality of management, and opportunities for improving profitability). Many of these considerations are subjective. The portfolio managers seek to build and maintain an investment portfolio of mid-cap stocks that will perform well over the long term on an after-tax basis. Mid-Cap Core Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Multi-Cap Opportunity Portfolio invests in a broadly diversified selection of equity securities, emphasizing common stocks of growth companies. In the view of the investment adviser, "growth companies" are companies that are expected, over the long term, to have earnings growth that is faster than the growth rates of the U.S. economy and the U.S. stock market as a whole. Growth companies owned by Multi-Cap Opportunity Portfolio may include both large and established market leaders, as well as smaller, less seasoned companies. Multi-Cap Opportunity Portfolio may also invest a substantial portion of its assets in securities of companies in the technology industry that could be adversely affected by factors such as highly cyclical markets, intense competition and rapid product obsolescence due to technological advances. The Portfolio may also invest in pooled investment vehicles, such as exchange-traded funds. When so invested, a Fund investing in the Portfolio will bear its allocable share of expenses of the investment in addition to Portfolio expenses.

The portfolio manager seeks to purchase stocks that are reasonably priced in relation to their fundamental value, and which will grow in value over time. In making investment decisions, the portfolio manager utilizes the information provided by, and the expertise of, the investment adviser's research staff. Management of the Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return, and the mix of securities held by the Portfolio). Many of these considerations are subjective. Stocks generally are acquired with the expectation of being held for the long term. Under normal market conditions, the Portfolio primarily invests in common stocks. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Small-Cap Growth Portfolio invests in a broadly diversified selection of publicly-traded equity securities of emerging growth companies. The investment adviser considers "emerging growth companies" to be small-cap companies with market capitalizations comparable to those of companies included in the Standard & Poor's SmallCap 600 Index and that are expected to demonstrate earnings growth over the long-term that substantially exceeds the average earnings growth rates of all publicly-traded companies in the United States. Small-Cap Growth
Portfolio normally will invest at least 80% of its net assets in equity securities of small-cap emerging growth companies.

The portfolio manager seeks to purchase securities that are reasonably priced in relation to their fundamental value. In making investment decisions, the portfolio manager relies on the investment adviser's research staff. In selecting companies for investment, the investment adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Small-Cap Value Portfolio normally will invest primarily in value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market based on one or more measures of value. Small-cap companies are companies with market capitalizations comparable to those of companies included in the Standard & Poor's SmallCap 600 Index. Normally at least 80% of net assets will be invested in small-cap companies. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Value stocks may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. Investment decisions are made primarily on the basis of fundamental research. In selecting stocks, the portfolio manager considers (among other factors) a company's earnings or cash flow capabilities, the strength of the company's business franchises, the strength of management and estimates of the company's net value. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company's fundamentals deteriorate or to realize tax losses.

Tax-Managed Growth Portfolio ("Growth Portfolio") invests in a broadly diversified selection of equity securities, emphasizing common stocks of growth companies that are considered to be high in quality and attractive in their long-term investment prospects. The portfolio manager seeks to purchase stocks that are favorably priced in relation to their fundamental value, and which will grow in value over time. In making investment decisions, the portfolio manager relies on the investment adviser's research staff. Management of Growth Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return, and the mix of securities held by the Portfolio). Many of these considerations are subjective. Stocks generally are acquired with the expectation of being held for the long-term. Under normal market conditions, the Portfolio primarily invests in common stocks. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's total assets will be invested in any one industry. Some of the securities held by Growth Portfolio may be subject to restrictions on resale, making them less liquid and more difficult to value.

Value Portfolio normally will invest primarily in value stocks. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. In selecting stocks, the portfolio manager considers (among other factors) a company's earnings or cash flow capabilities, dividend prospects, the strength of the company's business franchises and estimates of the company's net value. Value stocks may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. The Value Portfolio's holdings will represent a number of different industries, and no more than 25% of the Portfolio's total assets will be invested in any one industry.

The portfolio manager seeks to build and maintain an investment portfolio of value stocks that will perform well over the long term on an after-tax basis. Investment decisions are made primarily on the basis of fundamental research. The portfolio manager utilizes information provided by, and the expertise of, the investment adviser's research staff in making investment decisions. Management of the portfolio involves consideration of numerous factors (such as earnings and cash flow capabilities). Many of these considerations are subjective. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company's fundamentals deteriorate or to realize tax losses.

COMMON INVESTMENT PRACTICES

Each Portfolio seeks to achieve long-term, after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Portfolio's investment income and realized capital gains. Fund distributions that are taxed as ordinary income are minimized by investing principally in stocks and by generally avoiding net realized short-term capital gains. Fund distributions taxed as long-term capital gains are minimized by avoiding or minimizing the sale of securities with large accumulated capital gains. When a decision is made to sell a particular appreciated security, the portfolio manager will select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis. The portfolio manager may sell securities to realize capital losses that can be used to offset realized gains.

To protect against price declines in securities holdings with large accumulated gains, each Portfolio may use various hedging techniques (such as purchased exchange-traded and over-the-counter put options, equity collars (combining the purchase of a put option and the sale of a call option), the purchase of call options on securities, equity swaps, covered short sales, and the purchase or sale of stock index futures contracts. By using these techniques rather than selling appreciated securities, a Portfolio can, with certain limitations, reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by a Portfolio to enhance returns or as a substitute for the purchase or sale of securities.

The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by a Portfolio. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a counterparty's default. In a covered short sale, a Portfolio may be forced to deliver appreciated stock to close the short position, causing a recognition of gain. A Portfolio normally intends to deliver newly acquired stock to close a short position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. Derivative hedging transactions may not be effective because of imperfect correlation and other factors.

International Growth Portfolio primarily invests in foreign securities and the other Eaton Vance Tax-Managed Portfolios may invest up to 25% of assets in foreign securities. Foreign securities may be located in established or emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, each Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to a Portfolio's 25% limitation on investing in foreign securities (if applicable).

Many emerging and small companies may be in the early stages of their development, may be more dependent on fewer products, services, markets or financial resources or may depend upon a more limited management group than more established companies, may lack substantial capital reserves and do not have established performance records. Stocks of these companies frequently have less trading volume than stocks of more established companies making them more volatile and potentially more difficult to value. Stocks of emerging and small companies are more vulnerable to adverse developments than stocks of larger companies.

Each Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. Each Portfolio may purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% (65% in the case of Growth Portfolio) of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

As noted above a portfolio mananger may sell securities to realize capital losses that can be used to offset capital gains. Use of this tax management strategy will increase portfolio turnover rate and the trading costs incurred. Higher trading costs may reduce return.

Benefits of Investing in a Portfolio. Investing in an established Portfolio enables a Fund to participate in a larger and more diversified investment portfolio than if the Fund pursued its investment program on a standalone basis. Securities with large accumulated gains may constitute a substantial portion of the assets of a Portfolio. Investing in a Portfolio does not expose a Fund to potential tax liability either for unrealized Portfolio gains accrued prior to the Fund's investment or for precontribution gains on securities contributed to the Portfolio. If securities purchased by a Portfolio prior to a Fund's initial investment therein are sold, gains attributable to the period before the Fund's initial investment in the Portfolio will be allocated to other investors in the Portfolio, and not to the Fund. If securities contributed to a Portfolio (either before or after a Fund's initial investment therein) are sold, gains accumulated prior to their contribution will be allocated to the contributing investor, and not to the Fund or other investors in the Portfolio. Growth Portfolio follows the practice of distributing securities to meet redemptions by investors in the Portfolio that contributed securities. Growth Portfolio's ability to select the securities used to meet redemptions generally is limited. These limitations could affect the performance of Growth Portfolio, and, indirectly, Equity Asset Allocation Fund. Other Portfolios may, in the future, use distributions of securities to meet redemptions by investors in the Portfolio that contributed securities.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Tax-Managed Equity Asset Allocation Fund's investment adviser is Eaton Vance. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals. Each investment adviser manages investments pursuant to an investment advisory agreement. Information about advisory fees and portfolio managers is set forth below.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, each Fund (except Tax-Managed International Growth Fund) is authorized to pay Eaton Vance a fee of 0.15% of average daily net assets. For the fiscal year ended October 31, 2002, Tax-Managed Multi-Cap Opportunity Fund, Tax-Managed Small-Cap Growth Fund 1.2 and Tax-Managed Value Fund each paid Eaton Vance administration fees of 0.15% of average daily net assets. For the period from the start of business, March 4, 2002, to October 31, 2002, absent a fee reduction, Tax-Managed Equity Asset Allocation Fund, Tax-Managed Mid-Cap Core Fund and Tax-Managed Small-Cap Value Fund would have paid Eaton Vance administration fees of 0.15% of average daily net assets (annualized).

TAX-MANAGED EQUITY ASSET ALLOCATION FUND. Under Tax-Managed Equity Asset Allocation Fund's investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million and over the annual fee is reduced. The advisory fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios in which it invests. For the period from the start of business, March 4, 2002, to October 31, 2002, the Fund paid advisory fees (including its allocable portion of Portfolio advisory fees) equivialent to 0.80% (annualized) of its average daily net assets.

Duncan W. Richardson has served as portfolio manager of the Tax-Managed Equity Asset Allocation Fund since operations commenced. He has been an Eaton Vance portfolio manager for more than five years, is Senior Vice President and Chief Equity Investment Officer of Eaton Vance and BMR, and also manages Growth Portfolio and other Eaton Vance portfolios.

INTERNATIONAL GROWTH PORTFOLIO. Under International Growth Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2002, International Growth Portfolio paid BMR advisory fees equivalent to 1.00% of its average daily net assets.

Kiersten Christensen is the portfolio manager of International Growth Portfolio (since November 2002). She has been an Eaton Vance equity analyst since August 2000 and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Ms. Christensen was a portfolio manager and equity analyst at Lloyd George Investment Management (Bermuda) Limited.

MID-CAP CORE PORTFOLIO. Under Mid-Cap Core Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC, a majority-owned subsidiary of Eaton Vance ("Atlanta Capital"). BMR pays Atlanta Capital a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the period from the start of business, March 1, 2002, to October 31, 2002, Mid-Cap Core Portfolio paid BMR advisory fees equivalent to 0.80% (annualized) of its average daily net assets. For the same period, BMR paid Atlanta Capital sub-advisory fees equivalent to 0.55% (annualized) of Mid-Cap Core Portfolio's average daily net assets.

The day-to-day management of Mid-Cap Core Portfolio is the responsibility of a team of Atlanta Capital investment professionals, that meet to discuss investment holdings, prospective investments and portfolio composition and manage and provide research. The team consists of William R. Hackney, III, Paul
J. Marshall and Charles B. Reed. Mr. Hackney, Managing Partner of Atlanta Capital, has been managing investments for more than five years. Mr. Marshall has been Vice President of Atlanta Capital since 2000. Prior to joining Atlanta Capital, he was a portfolio manager with Bank of America Capital Management. Mr. Reed has been a Vice President of Atlanta Capital since 1998. Prior to joining Atlanta Capital, he was a portfolio manager with the Florida State Board of Administration.

MULTI-CAP OPPORTUNITY PORTFOLIO. Under Multi-Cap Opportunity Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2002, Multi-Cap Opportunity Portfolio paid BMR advisory fees equivalent to 0.650% of its average daily net assets.

Arieh Coll has served as portfolio manager of Multi-Cap Opportunity Portfolio since operations commenced. He has been a Vice President of Eaton Vance and BMR since joining Eaton Vance in January, 2000. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager and investment analyst.

SMALL-CAP GROWTH PORTFOLIO. Under Small-Cap Growth Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2002, Small-Cap Growth Portfolio paid BMR advisory fees equivalent to 0.625% of its average daily net assets.

Edward E. Smiley, Jr. has served as portfolio manager of Small-Cap Growth Portfolio (and its predecessor) since operations commenced. He has been a Vice President of Eaton Vance and BMR for more than five years and also manages other Eaton Vance portfolios.

SMALL-CAP VALUE PORTFOLIO. Under Small-Cap Value Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC, a majority-owned subsidiary of Eaton Vance ("Fox"). BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the period from the start of business, March 1, 2002, to October 31, 2002, Small-Cap Value Portfolio paid BMR advisory fees equivalent to 1.00% (annualized) of its average daily net assets. For the same period, BMR paid Fox sub-advisory fees equivalent to 0.75% (annualized) of Small-Cap Value Portfolio's average daily net assets.

George C. Pierides has served as the portfolio manager of Small-Cap Value Portfolio since operations commenced. He is a Managing Director of Fox, manages other Fox investment portfolios and has been employed by Fox for more than five years.

VALUE PORTFOLIO. Under Value Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2002, the Value Portfolio paid BMR advisory fees equivalent to 0.650% of its average daily net assets.

Michael R. Mach has served as the portfolio manager of Value Portfolio since operations commenced. He has been a Vice President of Eaton Vance and BMR since joining Eaton Vance in December 1999. Prior to joining Eaton Vance, Mr. Mach was a Managing Director and Senior Analyst for Robertson Stephens (1998-1999); and Managing Director and Senior Analyst for Piper Jaffray(1996-1998).

Eaton Vance also serves as the sub-transfer agent for each Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices. The investment adviser may use the fair value of a security if market prices are unavailable or if events occurring after the close of a securities market and before the Tax-Managed Equity Asset Allocation Fund or a Portfolio values its assets would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B, Class C and Class D shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B or Class D shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                                                      Dealer
                                   Sales Charge    Sales Charge    Commission as
                                   as Percentage   as Percentage   a Percentage
                                    of Offering    of Net Amount    of Offering
Amount of Purchase                     Price         Invested          Price
--------------------------------------------------------------------------------
Less than $50,000                      5.75%           6.10%           5.00%
$50,000 but less than $100,000         4.75%           4.99%           4.00%
$100,000 but less than $250,000        3.75%           3.90%           3.00%
$250,000 but less than $500,000        3.00%           3.09%           2.50%
$500,000 but less than $1,000,000      2.00%           2.04%           1.75%
$1,000,000 or more                     0.00*           0.00*         See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund; however, Class A shares of Tax-Managed International Growth Fund that are redeemed or exchanged within the first three months after the settlement of the purchase will be subject to a 1.00% redemption fee. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B and Class D shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------

 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

CONVERSION FEATURE. After eight years, Class B shares of the Tax-Managed Equity Asset Allocation, Tax-Managed Mid-Cap Core, Tax-Managed Multi-Cap Opportunity, Tax-Managed Small-Cap Growth and Tax-Managed Small-Cap Value Funds and Class D shares of the Tax-Managed International Growth and Tax-Managed Value Funds will automatically convert to Class A shares. Class B and/or Class D shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

REDUCING OR ELIMINATING SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more.
 Class A, Class B, Class C and/or Class D shares of Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B, Class C and Class D shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B and Class D CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

DISTRIBUTION AND SERVICE FEES. Class B, Class C and Class D shares have in effect plans under Rule 12b-1 that allow the Funds to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B, Class C and Class D shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B, Class C and Class D shares (except exchange transactions and reinvestments) in an amount equal to 4%, 1% and 5.5%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees to the principal underwriter for personal and/or account services equal to 0.25% of average daily net assets annually. For Class A and Class B shares (except those converted from Class D shares), and Class C shares, the principal underwriter generally pays service fees to investment dealers commencing one year after the sale of shares based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:
  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone           You can  redeem up to  $100,000 by calling the transfer
                         agent at 1-800-262-1122  on Monday through Friday, 9:00
                         a.m.  to  4:00  p.m.  (eastern time).   Proceeds  of  a
                         telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an Investment  Your investment dealer  is responsible for transmitting
  Dealer the order promptly. An investment dealer may charge a fee for this service.

Class A shares of Tax-Managed International Growth Fund purchased on or after February 1, 2003 are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

MEETING REDEMPTIONS BY DISTRIBUTING PORTFOLIO SECURITIES. Each Fund currently meets shareholder redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing portfolio securities chosen by the investment adviser. Each Fund would only distribute readily marketable securities, which would be valued pursuant to a Fund's valuation procedures. Redeeming shareholders who receive securities could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities. If a Fund adopts a policy of distributing securities to meet redemptions, it may continue to meet redemptions in whole or in part with cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     *Full Reinvest Option     Dividends and capital  gains  are  reinvested  in
                               additional shares. This option will be assigned if you do not specify an option.

     *Partial Reinvest Option  Dividends  are paid in cash and capital gains are reinvested in additional shares.

     *Cash Option              Dividends and capital gains are paid in cash.

     *Exchange Option          Dividends  and/or capital gains are reinvested in
                               additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     *Annual and Semi-Annual  Reports,  containing  performance  information and financial statements.
     *Periodic  account  statements,  showing  recent  activity  and total share balance.
     *Form 1099 and tax information needed to prepare your income tax returns. *Proxy materials, in the event a shareholder vote is required.
     *Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular quarterly basis by establishing a systematic withdrawal plan. Withdrawal amounts must be at least $200 per year, or a specified percentage of net asset value of at least 4% but not more than 12% annually of the greater of either the initial account balance or the current account balance. These withdrawals will not be subject to a CDSC. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B, Class C and Class D shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

While each Fund attempts to minimize taxable distributions, there can be no assurance that taxable distributions can be avoided. Distributions of income and net realized short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains. Different classes will generally distribute different distribution amounts. Each Fund expects to pay any required distributions annually. Distributions are taxable whether paid in cash or in additional Fund shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed, will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January (if any) will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Each Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund's return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the the Portfolios (other than International Growth Portfolio as described below). Investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

International Growth Portfolio intends to file an election each year which would require Fund shareholders to include in gross income their pro rata share of qualified foreign income taxes paid by the Portfolio (even though such amounts are not received by the shareholders) and could allow Fund shareholders to use their pro rata portion of such foreign income taxes as a foreign tax credit against their federal income taxes or, alternatively, for shareholders who itemize their tax deductions, to deduct their portion of the Portfolio's foreign taxes paid in computing their taxable federal income.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the periods indicated. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.


                                       TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                                       -----------------------------------------
                                                PERIOD ENDED OCTOBER, 31,
                                       -----------------------------------------
                                                        2002(1)
                                       -----------------------------------------
                                          CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------

Net asset value - Beginning of period     $10.000      $10.000      $10.000
Income (loss) from operations
Net investment (loss)(3)                  $(0.024)     $(0.065)     $(0.065)
Net realized and unrealized (loss)         (1.786)      (1.765)      (1.785)
                                          --------     --------     --------
Total (loss) from operations              $(1.810)     $(1.830)     $(1.850)
                                          --------     --------     --------
Net asset value - End of period           $ 8.190      $ 8.170      $ 8.150
                                          ========     ========     ========
Total Return(4)                            (18.10)%     (18.30)%     (18.50)%

Ratios/Supplemental Data+
Net assets, end of period
 (000's omitted)                          $38,528      $31,101      $31,903
Ratios (as a percentage of
 average daily net assets):
  Net expenses(5)                            1.55%(6)     2.30%(6)     2.30%(6)
  Net investment (loss)                     (0.43)%(6)   (1.17)%(6)   (1.17)%(6)
Portfolio Turnover of
 Tax-Managed Value Portfolio                   213%         213%        213%
Portfolio Turnover of
 Tax-Managed Growth Portfolio                   21%          21%         21%
Portfolio Turnover of Tax-Managed
 International Growth Portfolio                128%         128%        128%
Portfolio Turnover of Tax-Managed
 Small-Cap Value Portfolio                       5%           5%          5%
Portfolio Turnover of Tax-Managed
 Multi-Cap Opportunity Portfolio               225%         225%        225%
Portfolio Turnover of Tax-Managed
 Mid-Cap Core Portfolio                         13%          13%         13%
Portfolio Turnover of Tax-Managed
 Small-Cap Growth Portfolio                    131%         131%        131%

+ The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average
daily net assets):
 Expenses(5)                                 1.77%(6)      2.52%(6)    2.52%(6)
 Net investment loss                        (0.65)%(6)    (1.39)%(6)  (1.39)%(6)
Net investment loss per share(3)          $(0.036)      $(0.077)    $(0.077)

                                                   (See footnotes on last page.)

                                                               TAX-MANAGED INTERNATIONAL GROWTH FUND
                             -------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER, 31
                             -------------------------------------------------------------------------------------------------------
                                           2002(3)                             2001(3)                            2000(3)
                             -------------------------------------------------------------------------------------------------------
                             CLASS A  CLASS B  CLASS C  CLASS D   CLASS A  CLASS B  CLASS C  CLASS D(2)  CLASS A  CLASS B  CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year          $ 7.350   $ 7.190  $ 7.180  $ 7.870   $12.070  $11.880  $11.860  $10.000     $12.160  $12.030  $12.000
                            --------  -------- -------- --------  -------- -------- -------- --------    -------- -------- --------
Income (loss) from
 operations
Net investment income
 (loss)                     $(0.044)  $(0.092) $(0.091) $(0.088)  $(0.045) $(0.115) $(0.113) $(0.077)    $ 0.025  $(0.073) $(0.077)
Net realized and
 unrealized gain (loss)      (1.976)   (1.928)  (1.929)  (2.122)   (4.656)  (4.575)  (4.567)  (2.053)     (0.045)  (0.051)  (0.047)
                            --------  -------- -------- --------  -------- -------- -------- --------    -------- -------- --------
Total income (loss) from
 operations                 $(2.020)  $(2.020) $(2.020) $(2.210)  $(4.701) $(4.690) $(4.680) $(2.130)    $(0.020)% (0.124) $(0.124)
                            --------  -------- -------- --------  -------- -------- -------- --------    -------- -------- --------
Less distributions
From net investment income  $    --   $    --  $    --  $    --   $(0.019) $    --  $    --  $    --     $(0.070) $(0.026) $(0.016)
                            --------  -------- -------- --------  -------- -------- -------- --------    -------- -------- --------
Total distributions         $    --   $    --  $    --  $    --   $(0.019) $    --  $    --  $    --     $(0.070) $(0.026) $(0.016)
                            --------  -------- -------- --------  -------- -------- -------- --------    -------- -------- --------
Net asset value -
 End of year                $ 5.330   $ 5.170  $ 5.160  $ 5.660   $ 7.350  $ 7.190  $ 7.180  $ 7.870     $12.070  $11.880  $11.860
                            ========  ========= ======= ========  ======== ======== ======== ========    ======== ======== ========
Total Return(4)              (27.48)%  (28.10)% (28.13)% (28.08)%  (39.01)% (39.48)% (39.46)% (21.30)%     (0.21)%  (1.05)%  (1.05)%

  Ratios/Supplemental Data
Net assets, end of year
 (000's omitted)            $27,929   $29,610  $21,919  $   468   $51,419  $50,444  $37,263  $   346     $84,136  $79,099  $54,635
Ratios (as a percentage of
 average daily net assets):
  Net expenses(5)              1.82%     2.57%    2.57%    2.57%     1.70%    2.45%    2.45%    2.45%(6)    1.62%    2.38%    2.40%
  Net expenses after
   custodian fee
   reduction(5)                1.82%     2.57%    2.57%      --      1.70%    2.45%    2.45%    2.45%(6)    1.62%    2.38%    2.40%
  Net investment income
   (loss)                     (0.64)%   (1.38)%  (1.38)%  (1.24)%   (0.46)%  (1.21)%  (1.20)%  (1.42)%(6)   0.19%   (0.56)%  (0.59)%
Portfolio Turnover of the
 Fund(7)                         --        --       --       --        90%      90%      90%      90%         40%      40%      40%
Portfolio Turnover of the
 Portfolio(8)                   128%      128%     128%     128%       31%      31%      31%      31%         --       --       --

                                                   (See footnotes on last page.)

                                                                           TAX-MANAGED INTERNATIONAL GROWTH FUND
                                                     -------------------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                     -------------------------------------------------------------------------------
                                                              1999(3)                                             1998(1)(3)
                                                     -------------------------------------------------------------------------------
                                                        Class A      Class B      Class C      Class A      Class B     Class C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                     $ 8.40       $ 8.810      $ 8.800      $10.000      $10.000     $10.000
                                                        -------      --------     --------     --------     --------    --------
Income (loss) from operations
Net investment income (loss)                            $ 0.016      $(0.055)     $(0.080)     $ 0.012      $(0.039)    $(0.055)
Net realized and unrealized gain  (loss)                  3.304        3.275        3.280       (1.172)      (1.151)     (1.145)
                                                        --------     --------     --------     --------     --------    --------
Total income (loss) from operations                     $ 3.320      $ 3.220      $ 3.200      $(1.160)     $(1.190)    $(1.200)
                                                        --------     --------     --------     --------     --------    --------
Net asset value - End of year                           $12.160      $12.030      $12.000      $ 8.840      $ 8.810     $ 8.800
                                                        ========     ========     ========     ========     ========    ========
Total Return(4)                                           37.56%       36.55%       36.36%      (11.60)%     (11.90)%    (12.00)%

Ratios/Supplemental Data/+/
Net assets, end of year (000's omitted)                 $27,833      $26,498      $14,470      $ 6,659      $ 9,808     $ 4,416
Ratios (as a percentage of average daily net assets):
 Net expenses(5)                                           1.73%        2.53%        2.71%        1.97%(6)     2.72%(6)    2.97%(6)
 Net expenses after custodian fee reduction(5)             1.73%        2.53%        2.71%        1.95%(6)     2.70%(6)    2.95%(6)
 Net investment income                                     0.15%       (0.53)%      (0.78)%       0.25%(6)    (0.80)%(6)  (1.15)%(6)
Portfolio turnover of the Fund                               60%          60%          60%          14%          14%         14%

+ The operating expenses of the Fund may reflect a waiver of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both.
     Had such actions not been taken, the ratios and investment income (loss) per share would have been as follows:

Ratios (as a percentage of average net assets):
 Expenses                                                                                         2.20%(6)     2.95%(6)    2.30%(6)
 Expenses after custodian fee reduction                                                           2.18%(6)     2.93%(6)    3.18%(6)
 Net investment income                                                                            0.02%(6)    (1.03)%(6)  (1.38)%(6)
Net investment income per share                                                                $ 0.001      $(0.050)    $(0.066)

                                                   (See footnotes on last page.)

                                             TAX-MANAGED MID-CAP CORE FUND
                                                PERIOD ENDED OCTOBER, 31,
                                       -----------------------------------------
                                                        2002(1)
                                       -----------------------------------------
                                          CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------

Net asset value - Beginning of period     $10.000      $10.000      $10.000
Income (loss) from operations
Net investment (loss)(3)                  $(0.047)     $(0.089)     $(0.090)
Net realized and unrealized (loss)         (1.423)      (1.421)      (1.420)
                                          --------     --------     --------
Total (loss) from operations              $(1.470)     $(1.510)     $(1.510)
                                          --------     --------     --------
Net asset value - End of period           $ 8.530      $ 8.490      $ 8.490
                                          ========     ========     ========
Total Return(4)                            (14.70)%     (15.10)%     (15.10)%

Ratios/Supplemental Data+
Net assets, end of period
 (000's omitted)                          $ 4,394      $ 1,254      $ 1,575
Ratios (as a percentage of
 average daily net assets):
  Net expenses(5)                            1.65%(6)     2.40%(6)     2.40%(6)
  Net investment (loss)                     (0.80)%(6)   (1.52)%(6)   (1.52)%(6)
Portfolio Turnover of Portfolio                13%          13%         13%

+ The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average
daily net assets):
 Expenses(5)                                 4.78%(6)      5.53%(6)    5.53%(6)
 Net investment loss                        (3.93)%(6)    (4.65)%(6)  (4.65)%(6)
Net investment loss per share(3)          $(0.231)      $(0.272)    $(0.275)

                                                   (See footnotes on last page.)
                                       26

                                                                 TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
                                   -------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                   -------------------------------------------------------------------------------------------------
                                                  2002(3)                       2001(3)                     2000(1)(3)
                                   -------------------------------------------------------------------------------------------------
                                       CLASS A   CLASS B    CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year    $ 8.380   $  8.260   $ 8.270   $11.340   $11.260   $11.260   $10.000   $10.000    $10.000
                                       -------   --------   -------   -------   -------   -------   -------   -------    -------
Income (loss) from operations
Net investment income                  $(0.114)  $ (0.175)  $(0.175)  $(0.065)  $(0.131)  $(0.133)  $(0.016)  $(0.027)   $(0.025)
Net realized and unrealized loss        (1.016)    (1.005)   (1.005)   (2.895)   (2.869)   (2.857)    1.356     1.287      1.285
                                       -------   --------   -------   -------   -------   -------   -------   -------    -------
Total income loss from operations      $(1.130)  $ (1.180)  $(1.180)  $(2.960)  $(3.000)  $(2.990)  $ 1.340   $ 1.260    $ 1.260
                                       -------   --------   -------   -------   -------   --------  --------  -------    -------
Net asset value - End of year          $ 7.250   $  7.080   $ 7.090   $ 8.380   $ 8.260   $ 8.270   $ 11.34   $ 11.26    $ 11.26
                                       -------   --------   -------   -------   -------   -------   -------   -------    -------
                                       -------   --------   -------   -------   -------   -------   -------   -------    -------
Total Return(4)                         (13.48)%   (14.29)%  (14.27)%  (26.10)% (26.64)%   (26.55)%   13.40%    12.60%     12.60%

Ratios/Supplemental Data+
Net assets, end of year
  (000's omitted)                      $14,289    $11,939   $11,432   $10,637   $ 8,931   $ 8,670   $   674   $   714     $  308
Ratios (As a percentage of average
  daily net assets):
  Net expenses(5)                         1.60%      2.35%     2.35%     1.40%     2.15%     2.15%     1.48%(6)  2.23%(6)   2.23%(6)
  Net expenses after custodian fee
    reduction(5)                          1.60%      2.35%     2.35%     1.40%     2.15%     2.15%     1.40%(6)  2.15%(6)   2.15%(6)
  Net investment loss                    (1.35)%    (2.10)%   (2.10)%   (0.69)%   (1.43)%   (1.46)%   (0.43)%   (0.78)%    (0.72)%
Portfolio Turnover of the Portfolio        225%       225%      225%      324%      324%      324%       90%       90%        90%

+ The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net ivnestment loss per share would have been as follows:

                                                                 TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
                                   -------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                   -------------------------------------------------------------------------------------------------
                                                  2002(3)                       2001(3)                     2000(1)(3)
                                   -------------------------------------------------------------------------------------------------
                                    CLASS A    CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
  average daily net assets):
  Expenses(5)                        1.67%     2.42%    2.42%     2.40%     3.15%     3.15%      12.00%(6)    12.75%(6)   12.75%(6)
  Expenses after custodian
    fee reduction(5)                 1.67%     2.42%    2.42%     2.40%     3.15%     3.15%      11.92%(6)    12.67%(6)   12.67%(6)
  Net investment loss               (1.42)%   (2.17)%  (2.17)%   (1.69)%   (2.43)%   (2.46)%    (10.96)%(6)  (11.30)%(6) (11.24)%(6)
Net investment loss per share     $(0.120)  $(0.181) $(0.181)  $(0.159)  $(0.223)  $(0.224)    $(0.408)     $(0.391)    $(0.390)

                                                   (See footnotes on last page.)

                                                                             TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
                                                     -------------------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                     -------------------------------------------------------------------------------
                                                                      2002                                   2001(1)
                                                     -------------------------------------------------------------------------------
                                                        CLASS A      CLASS B      CLASS C      CLASS A      CLASS B     CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                     $ 8.010      $ 7.970      $ 7.980      $10.000      $10.000     $10.000
                                                        -------      -------      -------      -------      -------     -------
Income (loss) from operations
Net investment income (loss)                            $(0.087)     $(0.142)     $(0.143)     $(0.066)     $(0.110)    $(0.111)
Net realized and unrealized gain  (loss)                 (1.723)      (1.708)      (1.717)      (1.924)      (1.920)     (1.909)
                                                        -------      -------      -------      -------      -------     -------
Total income (loss) from operations                     $(1.810)     $(1.850)     $(1.860)     $(1.990)     $(2.030)    $(2.020)
                                                        -------      -------      -------      -------      -------     -------
Net asset value - End of year                           $ 6.200      $ 6.120      $ 6.120      $ 8.010      $ 7.970     $ 7.980
                                                        =======      =======      =======      =======      =======     =======
Total Return(4)                                          (22.60)%     (23.21)%     (23.31)%     (19.90)%     (20.30)%    (20.20)%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)                 $13,750      $ 9,550      $12,152      $ 9,419      $ 7,125     $ 9,747
Ratios (as a percentage of average daily net assets):
 Net expenses(5)                                           1.39%        2.14%        2.14%        1.35%(6)     2.10%(6)    2.10%(6)
 Net expenses after custodian fee reduction(5)             1.39%        2.14%        2.14%        1.33%(6)     2.08%(6)    2.08%(6)
 Net investment loss                                      (1.15)%      (1.90)%      (1.90)%      (1.13)%(6)   (1.89)%(6)  (1.88)%(6)
Portfolio Turnover of the Portfolio                         131%         131%         131%          38%          38%         38%

+ The operating expenses of the Fund may reflect a waiver of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both.
     Had such actions not been taken, the ratios and investment income (loss) per share would have been as follows:

Ratios (as a percentage of average net assets):
 Expenses(5)                                               1.66%        2.41%        2.41%        2.35%(6)     3.10%(6)    3.10%(6)
 Expenses after custodian fee reduction(5)                 1.66%        2.41%        2.41%        2.33%(6)     3.08%(6)    3.08%(6)
 Net investment loss                                      (1.42)%      (2.17)%      (2.17)%      (2.13)%(6)   (2.89)%(6)  (2.88)%(6)
Net investment loss per share                           $(0.107)     $(0.162)     $(0.163)     $(0.124)     $(0.168)    $(0.170)

                                                   (See footnotes on last page.)

                                             TAX-MANAGED SMALL-CAP VALUE FUND
                                       -----------------------------------------
                                                PERIOD ENDED OCTOBER, 31,
                                       -----------------------------------------
                                                        2002(1)
                                       -----------------------------------------
                                          CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------

Net asset value - Beginning of period     $10.000      $10.000      $10.000
Income (loss) from operations
Net investment loss(3)                    $(0.046)     $(0.091)     $(0.092)
Net realized and unrealized loss           (1.094)      (1.089)      (1.088)
                                          --------     --------     --------
Total loss from operations                $(1.140)     $(1.180)     $(1.180)
                                          --------     --------     --------
Net asset value - End of period           $ 8.860      $ 8.820      $ 8.820
                                          ========     ========     ========
Total Return(4)                            (11.40)%     (11.80)%     (11.80)%

Ratios/Supplemental Data+
Net assets, end of period
 (000's omitted)                          $ 3,105      $ 2,323      $ 1,862
Ratios (as a percentage of
 average daily net assets):
  Net expenses(5)                            1.75%(6)     2.50%(6)     2.50%(6)
  Net investment (loss)                     (0.74)%(6)   (1.47)%(6)   (1.48)%(6)
Portfolio Turnover of Portfolio                 5%           5%           5%

+ The operating expesnes of the Fund reflect a reimbursement of expenses by the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average
daily net assets):
 Expenses(5)                                 4.41%(6)      5.16%(6)    5.16%(6)
 Net investment loss                        (3.40)%(6)    (4.13)%(6)  (4.15)%(6)
Net investment loss per share             $(0.211)      $(0.256)    $(0.258)

                                                   (See footnotes on last page.)

                                                                      TAX-MANAGED VALUE FUND
                             -------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER, 31
                             -------------------------------------------------------------------------------------------------------
                                            2002                                 2001                             2000(1)
                             -------------------------------------------------------------------------------------------------------
                             CLASS A  CLASS B  CLASS C  CLASS D   CLASS A  CLASS B  CLASS C  CLASS D(2)  CLASS A  CLASS B  CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year          $11.770   $11.250  $11.550  $ 9.480   $12.150  $11.710  $12.020  $10.000     $10.000  $10.000  $10.000
                            -------   -------  -------  -------   -------  -------  -------  -------     -------  -------  -------
Income (loss) from
 operations
Net investment income
 (loss)                     $ 0.051   $(0.034) $(0.034) $(0.028)  $ 0.012  $(0.039) $(0.041) $(0.021)    $(0.002) $(0.029) $(0.027)
Net realized and
 unrealized gain (loss)      (1.051)   (0.996)  (1.026)  (0.842)   (0.392)  (0.421)  (0.429)  (0.499)      2.152    1.739    2.047
                            -------   -------  -------  -------   -------  -------  -------  -------     -------  -------  -------
Total income (loss) from
 operations                 $(1.000)  $(1.030) $(1.060) $(0.870)  $(0.380) $(0.460) $(0.470) $(0.520)    $ 2.150  $ 1.710  $ 2.020
                            -------   -------  -------  -------   -------  -------  -------  -------     -------  -------  -------
Net asset value - End of
 year                       $10.770   $10.220  $10.490  $ 8.610   $11.770  $11.250  $11.550  $ 9.480     $12.150  $11.710  $12.020
                            ========  ========= ======= ========  ======== ======== ======== ========    ======== ======== ========
Total Return(4)               (8.50)%   (9.16)%  (9.18)%  (9.18)%   (3.13)%  (3.93)%  (3.91)%  (5.20)%     21.50%   17.10%   20.20%



                                                                      TAX-MANAGED VALUE FUND
                             -------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER, 31
                             -------------------------------------------------------------------------------------------------------
                                            2002                                 2001                             2000(1)
                             -------------------------------------------------------------------------------------------------------
                  CLASS A  CLASS B  CLASS C  CLASS D CLASS A CLASS B   CLASS C   CLASS D(2)   CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of
 year (000's
 omitted)         $181,588 $174,951 $173,306 $7,263 $152,849 $147,570  $139,653     $5,154    $30,140    $20,690    $18,494
Ratios (as a
 percentage of
 average daily
 net assets):
  Expenses(5)         1.26%   2.01%    2.01%   2.01%    1.29%    2.04%     2.04%      2.03%(6)   1.71%(6)   2.45%(6)   2.46%(6)
  Net investment
    income (loss)     0.44%  (0.31)%  (0.31)% (0.30)%   0.17%   (0.59)%   (0.59)%    (0.65)%(6) (0.06)%(6) (0.78)%(6) (0.81)%(6)
Portfolio Turnover
 of the Fund(7)         --      --       --      --       83%      83%       83%        83%       128%       128%       128%
Portfolio Turnoer
 of the Portfolio(8)   213%    213%     213%    213%      45%      45%       45%        45         --         --         --

(1) For Tax-Managed Equity Asset Allocation Fund, Tax-Managed Mid-Cap Core Fund and Tax-Managed Small-Cap Value Fund (all classes) for the period from the start of business, March 4, 2002, to October 31, 2002; for Tax-Managed International Growth Fund (Class A, Class B and Class C) for the period from the start of business, April 22, 1998, to October 31, 1998; for Tax-Managed Multi-Cap Opportunity Fund for the period from the start of business (June 30, 2000 for Class A and July 10, 2000 for Class B and Class
     C) to October 31, 2000; for Tax-Managed Small-Cap Growth Fund 1.2 (all classes) for the period from the start of business, March 1, 2001, to October 31, 2001; and for Tax-Managed Value Fund for the period from the start of business (December 27, 1999 for Class A, January 18, 2000 for Class B and January 24, 2000 for Class C) to October 31, 2000.

(2) For Class D of Tax-Managed International Growth Fund and Tax-Managed Value Fund for the period from the start of business, March 15, 2001, to October 31, 2001.

(3) Net investment income (loss) per share was computed using average shares outstanding.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

(7) Represents the rate of portfolio activity for the period during which the Tax-Managed International Growth and Tax-Managed Value Funds were making investments directly in securities.

(8) For the period from the Tax-Managed International Growth Portfolio's and Tax-Managed Value Portfolio's start of business, July 23, 2001, to October 31, 2001.

LOGO




MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC INC.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 1-800-262-1122




The Fund's SEC File No. is 811-4015.                                     TMCOMBP




1243-3/03                                        (C) 2002 Eaton Vance Management

LOGO




                             EATON VANCE TAX-MANAGED
                            SMALL-CAP GROWTH FUND 1.1

             A diversified fund seeking long-term, after-tax returns
                    by investing in emerging growth companies


                                Prospectus Dated
                                  March 1, 2003



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Information in this prospectus
                                    Page                                  Page
--------------------------------------------------------------------------------
Fund Summary                         2     Sales Charge                     7
Investment Objective & Principal           Redeeming Shares                 9
  Policies and Risks                 5     Shareholder Account Features    10
Management and Organization          6     Tax Information                 11
Valuing Shares                       7     Financial Highlights            12
Purchasing Shares                    7
--------------------------------------------------------------------------------


            THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE
             FUND AND THE SERVICES AVAILABLE TO SHAREHOLDERS. PLEASE
                             SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The investment objective of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities of emerging growth companies. Emerging growth companies are small-cap companies with market capitalizations comparable to those of companies included in the Standard & Poor's SmallCap 600 Index and that have expected growth rates over the long-term that substantially exceed U.S. market averages. The Fund normally will invest at least 80% of its net assets in equity securities of small-cap emerging growth companies. Although it invests primarily in domestic companies, the Fund may invest up to 25% of its total assets in foreign securities. The Fund may engage in derivative transactions (such as purchased puts, equity swaps, covered short sales and stock index futures) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

The Fund pursues its investment objective by investing its assets in a separate registered investment company with the same investment objective and policies as the Fund. Fund shares are no longer available for sale to new investors.

TAX-MANAGED INVESTING.

Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund approaches its investments from the perspective of a taxpaying shareholder. Buy and sell decisions are made by balancing investment considerations and tax considerations, taking into account the taxes payable by shareholders in connection with Fund distributions of investment income and net realized capital gains. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

  .  investing primarily in lower-yielding growth stocks;

  .  purchasing stocks primarily from a long-term perspective;

  . generally maintaining low portfolio turnover of stocks with appreciated gains;

  .  attempting to avoid net realized short-term gains;

  .  when appropriate, selling stocks trading below cost to realize losses;

  .  in selling appreciated  stocks,  selecting the most tax-favored share lots;
     and

  . selectively using tax-advantaged hedging techniques as an alternative to taxable sales.

The Fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax). The Fund seeks to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income), as well as distributions of realized long-term gains (taxed as long-term capital gains). The Fund can generally be expected to distribute a smaller percentage of returns each year than equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.

PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of publicly-traded stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund seeks to minimize stock-specific risk by diversifying its holdings among many companies and industries.

In addition to general stock market risk, Fund shares are also sensitive to factors affecting emerging growth companies. The securities of emerging growth companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and other developments abroad. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or market movements. Securities subject to restrictions on resale are often less liquid and more difficult to value.

The Fund is not a complete investment program and you may lose money by investing. Shareholders should invest for the long term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance. The returns in the bar chart are for Class A shares for each calendar year through December 31, 2002 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower. The table contains the returns for each Class of shares and a comparison to the performance of two broad-based, unmanaged market indexes of small capitalization stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

11.91%  46.42%  -10.87% -23.44% -31.60%
-----   -----   ------  ------  ------
1998    1999    2000    2001    2002

During the period from the Fund's inception through December 31, 2002, the highest quarterly total return for Class A was 32.66% for the quarter ended December 31, 1999, and the lowest quarterly return was -29.29% for the quarter ended September 30, 2001.

Average Annual Total Return as of December 31, 2002                               One Year   Five Years   Life of Fund
----------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                         -35.53%     -6.34%       -6.16%
Class A Return After Taxes on Distributions                                         -35.53%     -6.34%       -6.16%
Class A Return After Taxes on Distributions and the Sale of Class A Shares          -21.81%     -4.93%       -4.79%
Class B Return Before Taxes                                                         -35.50%     -6.34%       -6.03%
Class C Return Before Taxes                                                         -32.80%     -6.00%       -5.92%
Standard & Poor's SmallCap 600 Index (reflects no deduction for fees, expenses
  or taxes)                                                                         -14.63%      2.44%        1.71%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)       -20.48%     -1.36%       -1.93%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions is the same as Class A Return Before Taxes because no distributions were paid on Class A shares. Class A Return After Taxes on Distributions and the Sale of Class A Shares for is higher than Class A Return After Taxes on Distributions for because of realized losses. Class A commenced operations on September 25, 1997 and Class B and Class C commenced operations on September 29, 1997. Life of Fund returns are calculated from September 30, 1997. The Standard & Poor's SmallCap 600 Index is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. The Russell 2000 Growth Index is an unmanaged market capitalization weighted index of 2,000 small company stocks. Investors cannot invest directly in an Index. (Source for Standard & Poor's SmallCap 600 Index: Lipper Inc.; Source for Russell 2000 Growth Index: Thomson Financial)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                                                    Class A      Class B     Class C
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)                                5.75%       None        None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value
  at time of purchase or time of redemptoin)                                                   None        None        None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                                None        None        None
Exchange Fee                                                                                   None        None        None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)                                  Class A      Class B     Class C
------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                              0.625%       0.625%      0.625%
Distribution and Service (12b-1) Fees*                                                       0.250%       1.000%      1.000%
Other Expenses                                                                               0.365%       0.365%      0.365%
                                                                                             -----        -----       -----
Total Annual Fund Operating Expenses                                                         1.240%       1.990%      1.990%

* Class A Service Fees are paid pursuant to a Service Plan.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                      $694      $  946     $1,217      $1,989
Class B shares                      $702      $1,024     $1,273      $2,317
Class C shares                      $302      $  624     $1,073      $2,317

You would pay the following expenses if you did not redeem your shares:

                                   1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                      $694       $946      $1,217      $1,989
Class B shares                      $202       $624      $1,073      $2,317
Class C shares                      $202       $624      $1,073      $2,317

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities of emerging growth companies. The Fund currently seeks to meet its objective by investing in Tax-Managed Small-Cap Growth Portfolio (the "Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. The Fund's investment objective may not be changed without shareholder approval. Certain of the Fund's policies may be changed by the Trustees without shareholder approval.

The Portfolio invests in a broadly diversified selection of publicly-traded equity securities of emerging growth companies. The investment adviser considers "emerging growth companies" to be small-cap companies with market capitalizations comparable to those of companies included in the Standard & Poor's SmallCap 600 Index and that are expected to demonstrate earnings growth over the long-term that substantially exceeds the average earnings growth rates of all publicly-traded companies in the United States.

The Portfolio normally will invest at least 80% of its net assets in equity securities of small-cap emerging growth companies. Many small-cap emerging growth companies are in the early stages of their development, are more dependent on fewer products, services, markets or financial resources or may depend upon a more limited management group than more established companies, may lack substantial capital reserves and do not have established performance records. Small-cap emerging growth stocks frequently have less trading volume than stocks of more established companies making them more volatile and difficult to value.

The portfolio manager seeks to purchase securities that are reasonably priced in relation to their fundamental value. In making investment decisions, the portfolio manager relies on the investment adviser's research staff. In selecting companies for investment, the investment adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

The Portfolio seeks to achieve long-term, after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Portfolio's investment income and realized capital gains. Fund distributions that are taxed as ordinary income are minimized by investing principally in stocks and by generally avoiding net realized short-term capital gains. Fund distributions taxed as long-term capital gains are minimized by avoiding or minimizing the sale of securities with large accumulated capital gains. When a decision is made to sell a particular appreciated security, the portfolio manager will select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis. The portfolio manager may sell securities to realize capital losses that can be used to offset realized gains.

To protect against price declines in securities holdings with large accumulated gains, the Portfolio may use various hedging techniques (such as purchased exchange-traded and over-the-counter put options, equity collars (combining the purchase of a put option and the sale of a call option), the purchase of call options on securities, equity swaps, covered short sales, and the purchase or sale of stock index futures contracts. By using these techniques rather than selling appreciated securities, the Portfolio can, with certain limitations, reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by the Portfolio to enhance returns or as a substitute for the purchase or sale of securities.

The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a counterparty's default. In a covered short sale, the Portfolio may be forced to deliver appreciated stock to close the short position, causing a recognition of gain. The Portfolio normally intends to deliver newly acquired stock to close a short position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. Derivative hedging transactions may not be effective because of imperfect correlation and other factors.

The Portfolio may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States.

Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to the Portfolio's 25% limitation on investing in foreign securities.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

As noted above the portfolio manager may sell securities to realize capital losses that can be used to offset capital gains. Use of this tax management strategy will increase Portfolio turnover rate and the trading costs incurred. Higher trading costs may reduce return.

Benefits of Investing in the Portfolio. Investing in the Portfolio enables the Fund to participate in an established investment portfolio without being exposed to potential tax liability for unrealized gains accrued prior to the Fund's inception. Securities with accumulated gains constitute a substantial portion of the assets of the Portfolio. If these securities are sold, the gains accumulated prior to the Fund's inception are not allocated to the Fund or its shareholders.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2002, the Portfolio paid BMR advisory fees equivalent to 0.625% (annualized) of its average daily net assets.

Edward E. Smiley, Jr. has served as portfolio manager of the Portfolio (and its predecessor) since operations commenced. He has been a Vice President of Eaton Vance and BMR for more than five years, and also manages other Eaton Vance portfolios.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices. The investment adviser may use the fair value of a security if market prices are unavailable or if events occurring after the close of a securities market and before the Portfolio values its assets would materially affect net asset value. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase and Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                             Sales Charge         Sales Charge           Dealer Commission
                                           as Percentage of    as Percentage of Net     as a Percentage of
Amount of Purchase                         Offering Price        Amount Invested          Offering Price
-------------------------------------------------------------------------------------------------------------
Less than $50,000                               5.75%                 6.10%                    5.00%
$50,000 but less than $100,000                  4.75%                 4.99%                    4.00%
$100,000 but less than $250,000                 3.75%                 3.90%                    3.00%
$250,000 but less than $500,000                 3.00%                 3.09%                    2.50%
$500,000 but less than $1,000,000               2.00%                 2.04%                    1.75%
$1,000,000 or more                              0.00*                 0.00*                  See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


Year of Redemption After Purchase       CDSC
--------------------------------------------
First or Second                          5%
Third                                    4%
Fourth                                   3%
Fifth                                    2%
Sixth                                    1%
Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A, Class B, Class C and/or Class D shares of Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone   You can redeem up to $100,000 b y calling the  transfer  agent at
               1-800-262-1122  on Monday through Friday,  9:00 a.m. to 4:00 p.m.
               (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an     Your investment  dealer is responsible for transmitting the order
Investment     promptly. An investment dealer may charge a fee for this service.
Dealer

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

MEETING REDEMPTIONS BY DISTRIBUTING PORTFOLIO SECURITIES. The Fund currently meets shareholder redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing portfolio securities chosen by the investment adviser. The Fund would only distribute readily marketable securities, which would be valued pursuant to the Portfolio's valuation procedures. Redeeming shareholders who receive securities could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities. If the Fund adopts a policy of distributing securities to meet redemptions, it may continue to meet redemptions in whole or in part with cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

..Full Reinvest      Dividends  and capital  gains are  reinvested  in additional
 Option shares. This option will be assigned if you do not specify an option.

..Partial Reinvest   Dividends are paid in cash and capital gains are  reinvested
 Option             in additional shares.

..Cash Option        Dividends and capital gains are paid in cash.

..Exchange Option    Dividends  and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

  . Annual and Semi-Annual Reports, containing performance information and financial statements.
  . Periodic account statements, showing recent activity and total share balance.
  .  Form 1099 and tax information needed to prepare your income tax returns.
  .  Proxy materials, in the event a shareholder vote is required.
  .  Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular quarterly basis by establishing a systematic withdrawal plan. Withdrawal amounts must be at least $200 per year, or a specified percentage of net asset value of at least 4% but not more than 12% annually of the greater of either the initial account balance or the current account balance. These withdrawals will not be subject to a CDSC. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

While the Fund attempts to minimize taxable distributions, there can be no assurance that taxable distributions can be avoided. Distributions of income and net realized short-term capital gains are taxable as ordinary income.
Distributions of long-term capital gains are taxable as long-term gains. Different Classes will generally distribute different distribution amounts. The Fund expects to pay any required distributions annually. Distributions are taxable whether paid in cash or in additional Fund shares.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed, will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January (if any) will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. Investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                                 YEAR ENDED OCTOBER 31,
                                                      ------------------------------------------------------------------------------
                                                                      2002(1)                           (2001)
                                                      ------------------------------------------------------------------------------
                                                         CLASS A     CLASS B     CLASS C    CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                      $9.840       $9.540      $9.500    $16.490     $16.120     $16.050
                                                         ------       ------      ------    -------     -------     -------
Income (loss) from operations
Net investment income (loss)                            $(0.095)     $(0.161)    $(0.161)   $(0.110)    $(0.197)    $(0.198)
Net realized and unrealized gain (loss)                  (2.125)      (2.049)     (2.029)    (6.540)     (6.383)     (6.352)
                                                        -------      -------     -------    -------    --------     -------
Total income (loss) from operations                     $(2.220)     $(2.210)    $(2.190)   $(6.650)    $(6.580)    $(6.550)
                                                        -------      -------     -------    -------    --------     -------
Net asset value - End of year                            $7.620       $7.330      $7.310     $9.840      $9.540      $9.500
                                                        =======      =======     =======    =======    ========     =======
Total Return(2)                                          (22.56)%     (23.16)%    (23.05)%   (40.33)%    (40.82)%    (40.81)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)                 $44,208      $81,353     $36,789    $81,608     $132,892    $66,550
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                              1.24%        1.99%       1.99%      1.16%        1.92%      1.92%
  Expenses after custodian fee reduction(3)                1.24%        1.99%       1.99%      1.14%        1.90%      1.90%
  Net investment income (loss)                            (1.00)%      (1.75)%     (1.75)%    (0.83)%      (1.58)%    (1.58)%
Portfolio Turnover of the Fund(4)                            --           --          --         22%          22%        22%
Portfolio Turnover of the Portfolio                         131%         131%        131%        38%(5)       38%(5)     38%(5)

                                                   (See footnotes on last page.)

                                                                   YEAR ENDED OCTOBER 31,
                            -------------------------------------------------------------------------------------------------------
                                           2000                               1999                             1998
                            -------------------------------------------------------------------------------------------------------
                             CLASS A     CLASS B     CLASS C     CLASS A    CLASS B     CLASS C    CLASS A    CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -
  Beginning of year          $13.110     $12.910     $12.860    $ 9.460     $ 9.390    $ 9.370    $ 9.740    $ 9.740    % 9.720
                             -------     -------     -------    -------     -------    -------    -------    -------    -------
Income (loss) from
  operations
Net investment income
  (loss)                     $(0.062)    $(0.167)    $(0.154)   $(0.053)    $(0.128)   $(0.135)   $(0.040)   $(0.090)   $(0.092)
Net realized and unrealized
  gain (loss)                  3.442       3.377       3.344      3.703       3.648      3.625     (0.240)    (0.260)    (0.258)
                             -------     -------     -------    -------     -------    -------    -------    -------    -------
Total income (loss) from
  operations                 $ 3.380     $ 3.210     $ 3.190    $ 3.650     $ 3.520    $ 3.490    $(0.280)   $(0.350)   $(0.350)
                             -------     -------     -------    -------     -------    -------    -------    -------    -------
Net asset value - End of
  year                       $16.490     $16.120     $16.050    $13.110     $12.910    $12.860     $9.460    % 9.390    $ 9.370
                             =======     =======     =======    =======     =======    =======    =======    =======    =======
Total Return(2)                25.78%      24.86%      24.80%     38.58%      37.49%     37.25%     (2.87)%    (3.59)%   (3.60)%

Ratios/Supplemental Data
Net assets, end of year
  (000's omitted)           $145,852    $228,177    $111,731    $57,518    $105,949    $39,487    $28,035    $52,641    $18,455
Ratios (as a percentage
  of average daily net
  assets):
    Expenses(3)                 1.07%       1.82%       1.85%      1.04%       1.81%      1.95%      1.21%      2.04%      2.21%
    Expenses after custodian
     fee reduction(3)           1.07%       1.82%       1.85%      1.04%       1.81%      1.95%      1.21%      2.04%      2.21%
    Net investment income
     (loss)                    (0.49)%     (1.24)%     (1.27)%    (0.55)%     (1.33)%    (1.47)%    (0.57)%    (1.41)%    (1.58)%
Portfolio turnover of the
  Fund(4)                         77%         77%         77%        80%         80%        80%       110%       110%       110%

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.

(5) For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------


                                    PFPC INC.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-4015.                                      MG1.1P

904-3/03                                         (C) 2003 Eaton Vance Management

                                             STATEMENT OF
                                             ADDITIONAL INFORMATION
                                             March 1, 2003




                        EATON VANCE EQUITY RESEARCH FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund. The Fund is a series of Eaton Vance Mutual Funds Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                     Page                                  Page

 Strategies and Risks                  2     Purchasing and Redeeming
 Investment Restrictions               4      Shares                        12
 Management and Organization           5     Sales Charges                  13
 Investment Advisory and                     Performance                    15
  Administrative Services             10     Taxes                          16
 Other Service Providers              11     Portfolio Securities
 Calculation of Net Asset Value       11      Transactions                  17
                                             Financial Statements           19

            Appendix A: Fund Fees, Performance and Ownership   20


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MARCH 1, 2003, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

EQUITY INVESTMENTS. The Fund invests primarily in common stocks. The Fund also may invest in investment-grade preferred stocks, debt securities (normally limited to securities convertible into common stocks), warrants and other equity securities and instruments, including equity interests in pooled investment vehicles, such as exchange-traded funds. When invested in pooled investment vehicles the Fund will bear any expenses of the investment in addition to its own expenses.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indices and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps, the purchase and sale of currency futures, and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option on an offsetting option.

ASSET COVERAGE. To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

SHORT SALES. The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. The Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

LENDING PORTFOLIO SECURITIES. The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.






REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

TEMPORARY INVESTMENTS. The Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be less than 100%. Securities transactions increase the Fund's trading costs and recognition of taxable gain. During the fiscal year ended October 31, 2002, the portfolio turnover rate of the Fund was 90%

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;
     (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;
     (3)  Engage in the underwriting of securities;
     (4) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;
     (5) Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;
     (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
     (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in another open-end management investment company (a portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

The following nonfundamental investment policies have been adopted by the Fund. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders. The Fund will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION


FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           the Trust      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees

JESSICA M. BIBLIOWICZ  Trustee         Since 1998          President and Chief Executive           186           None
11/28/59                                                   Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee         Since 1991          Chairman, President and Chief           191           Director of EVC
11/9/41                                                    Executive Officer of BMR, Eaton
                                                           Vance, EVC and EV; Director of EV;
                                                           Vice President and Director of EVD.
                                                           Trustee and/or officer of 191
                                                           registered investment companies
                                                           in the Eaton Vance Fund Complex. Mr.
                                                           Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance and EVC and EV, which are
                                                           affiliates of the Trust and
                                                           Portfolio.

Noninterested Trustees

DONALD R. DWIGHT       Trustee         Since 1986          President of Dwight Partners, Inc.      191           Trustee/Director of
3/26/31                                                    (corporate relations and                              the Royce Funds
                                                           communications company).                              (consisting of 17
                                                                                                                 portfolios)

SAMUEL L. HAYES, III   Trustee         Since 1986          Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                                    Investment Banking Emeritus,                          & Co. (specialty
                                                           Harvard University Graduate                           retailer) and
                                                           School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunications
                                                                                                                 services company)






NORTON H. REAMER       Trustee         Since 1986          President, Unicorn Corporation           191           None
9/21/35                                                    (an investment and financial
                                                           advisory services company) since
                                                           September 2000).  Chairman,
                                                           Hellman, Jordan Management Co.,
                                                           Inc. (an investment management
                                                           company) (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

                                       5

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           the Trust      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
LYNN A. STOUT          Trustee         Since 1998          Professor Law, University of            186           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001).  Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee         Since 1984          Investment Adviser and Consultant.      171           None
2/21/30

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees.

Name and               Postitions(s) with the          Term of Office
Date of Birth                  Trust                and Length of Service       Principal Occupation(s) During Past Five Years
-------------          ----------------------       ---------------------       ----------------------------------------------
WILLIAM H. AHERN, JR.  Vice President               Since 1995                  Vice President of Eaton Vance and BMR. Officer of 35
7/28/59                                                                         registered  investment  companies managed  by  Eaton
                                                                                Vance or BMR.

THOMAS E. FAUST JR.    President                    Since 2002                  Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV; Chief Investment  Officer of Eaton Vance and
                                                                                BMR and Director  of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest  Capital Fund LLC,
                                                                                Belmar  Capital Fund  LLC and  Belport  Capital Fund
                                                                                LLC (private investment companies sponsored by Eaton
                                                                                Vance).  Officer   of   51   registered   investment
                                                                                companies managed by Eaton Vance or BMR.

THOMAS J. FETTER       Vice President               Since 1997                  Vice  President of Eaton Vance and BMR.  Officer  of
8/20/43                                                                         127 registered investment companies managed by Eaton
                                                                                Vance or BMR.

MICHAEL R. MACH        Vice President               Since 1999                  Vice President of  Eaton Vance and  BMR. Previously,
7/15/47                                                                         Managing Director  and Senior Analyst  for Robertson
                                                                                Stephens  (1998-1999).   Officer  of  24  registered
                                                                                investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH    Vice President               Since 1998                  Vice  President of  Eaton Vance and  BMR. Officer of
1/22/57                                                                         126 registered investment companies managed by Eaton
                                                                                Vance or BMR.

WALTER A. ROW, III     Vice President               Since 2001                  Director of Equity Research and a Vice  President of
7/20/57                                                                         Eaton  Vance  and  BMR.  Officer  of  22  registered
                                                                                investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN       Vice President               Since 2003                  Vice  President of  Eaton Vance and BMR. Previously,
8/21/54                                                                         Portfolio  Manager  and  Equity  Analyst  for  State
                                                                                Street  Global Advisors  (1980-1999).  Officer of 23
                                                                                registered  investment  companies  managed  by Eaton
                                                                                Vance or BMR.

SUSAN SCHIFF           Vice President               Since 2002                  Vice  President of  Eaton Vance and  BMR. Officer of
3/13/61                                                                         25 registered investment companies  managed by Eaton
                                                                                Vance or BMR.

EDWARD E. SMILEY, JR.  Vice President               Since 1999                  Vice  President of  Eaton Vance and  BMR. Officer of
10/5/44                                                                         37 registered investment companies  managed by Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR      Treasurer                    Since 1989                  Vice President of BMR,  Eaton Vance and EVD. Officer
4/1/45                                                                          of 113  investment companies  managed by Eaton Vance
                                                                                or BMR.

ALAN R. DYNNER         Secretary                    Since 1997                  Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton  Vance, EVD, EV and EVC.  Officer  of 191
                                                                                registered  investment  companies  managed by  Eaton
                                                                                Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust is comprised of the Trustees who are not "interested persons" of the Trust as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust. In the fiscal year ended October 31, 2002, the Nominating Committee convened seven times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust, and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or investors therein. In the fiscal year ended October 31, 2002, the Special Committee convened four times.

In considering the approval of the investment advisory agreement(s) between the Fund and the investment adviser, the Special Committee considered, among other things, the following:

     *    An independent report comparing fees (in the case of a renewal);
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Eaton Vance's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;
     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;
     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;
     *    Investment management staffing;
     * Operating expenses (including transfer agency expenses) paid to third parties; and
     *    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Fund. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the approval of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                      Aggregate Dollar Range of
                                                       Equity Securities Owned
                            Dollar Range of            in All Registered Funds
                           Equity Securities          Overseen by Trustee in the
  Name of Trustee          Owned in the Fund           Eaton Vance Fund Complex
  ---------------          -----------------          --------------------------
INTERESTED TRUSTEES
 Jessica M. Bibliowicz           None                     $10,001 - $50,000
 James B. Hawkes                 None                       over $100,000

NONINTERESTED TRUSTEES
 Donald R. Dwight                None                       over $100,000
 Samuel L. Hayes, III            None                       over $100,000
 Norton H. Reamer                None                       over $100,000
 Lynn A. Stout                   None                     $10,001 - $50,000
 Jack L. Treynor                 None                       $1 - $10,000

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Fund or any of their immediate family members served as an officer.

Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. Neither the Trust nor the Fund has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust). During the fiscal year ended October 31, 2002, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex/(1)/:

     Source of
    Compensation          Jessica M. Bibliowicz  Donald R. Dwight  Samuel L. Hayes  Norton H. Reamer  Lynn A. Stout  Jack L. Treynor
    ------------          ---------------------  ----------------  ---------------  ----------------  -------------  -------------
       Trust(2)                 $ 11,366           $  9,973           $ 11,254          $  9,882       $ 10,780         $ 11,305
Trust and Fund Complex           160,000            162,500(3)         180,000           160,000        160,000(4)       170,000

(1) As of March 1, 2003, the Eaton Vance fund complex consists of 190 registered investment companies or series thereof.
(2)  The Trust consisted of 21 Funds as of October 31, 2002.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.

ORGANIZATION

The Fund is a series of the Trust, which was established under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Fund and provides related office facilities and personnel subject to the supervision of the Trust's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Fund pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

                                            Annual Fee Rate
 Average Daily Net Assets for the Month     (for each level)
 --------------------------------------     ----------------
 $500 million but less than $1 billion           0.625%
 $1 billion but less than $2.5 billion           0.600%
 $2.5 billion and over                           0.575%

As of October 31, 2002 the Fund had net assets of $686,147. For the fiscal year ended October 31, 2002, the advisory fee was equivalent to 0.65% of the Fund's average daily net assets and amounted to $4,449. Eaton Vance waived $1,077 of the investment adviser fee. In addition, Eaton Vance was allocated $38,352 of the Fund's operating expenses.

The Investment Advisory Agreement with the investment adviser continues in effect until March 31, 2003 and then from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, and the Fund is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

For the fiscal year ended October 31, 2002, Eaton Vance earned administration fees in the amount of $1,029. Eaton Vance waived $251 of this fee.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended October 31, 2002, Eaton Vance was paid $268 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is an indirect, wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. IBT has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, are the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is computed by IBT (as agent and custodian for the Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trustees of the Fund have established the following procedures for the fair valuation of the Fund's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Fund will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Fund shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Fund shares pursuant to a written Statement of Intention; or (2) purchases of Fund shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Fund. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Fund shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Fund shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Fund shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

TAX-SHELTERED RETIREMENT PLANS. Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

SERVICE PLAN

The Trust has in effect a Service Plan (the "Fund Plan") for the Fund's shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Fund Plan provides that shares of the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Fund service fees are paid quarterly in arrears. For the service fees paid by Fund shares, see Appendix A.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plan was initially approved by the Trustees, including the Plan Trustees, on August 13, 2001. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Present and prospective investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended October 31, 2002.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for Massachusetts and federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Fund's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

The Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Fund will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance, the Fund's investment adviser. The Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Fund and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the Fund during the periods specified in the table, as well as the amount of the Fund's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                          Amount of         Commissions Paid on
                                         Transactions      Transactions Directed
 Fiscal Year     Brokerage Commission  Directed to Firms     Directed to Firms
     End                Paid           Providing Research   Providing Research
 -----------     --------------------   ------------------   -------------------
October 31, 2002       $1,399               $1,638,078              $1,399


                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Fund, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant  incorporates by reference the audited financial  information for the
Fund  for  the  fiscal  year  ended  October  31,  2002,  as  previously   filed
electronically with the SEC (Accession No. 0000928816-03-000008).

                                                                    APPENDIX A

                       FUND FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by the Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

Total Sales     Sales Charges to      Sales Charges to      Total Service      Service Fees Paid       Repurchase Transaction Fees
Charges Paid   Investment Dealers   Principal Underwriter     Fees Paid      to Investment Dealers    Paid to Principal Underwriter
------------   ------------------   ---------------------   -------------    ---------------------    -----------------------------
    $0               $0                    $0                  $1,567                 $0                          $0

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Because the Fund does not have a full year of performance, no after-tax return is provided.

                                     Length of Period Ended October 31, 2002
Average Annual Total Return:                         Life of Fund*
----------------------------                        --------------
Before Taxes and Excluding Maximum Sales Charge           -16.00%
Before Taxes and Including Maximum Sales Charge           -20.83%

 Fund commenced operations on November 1, 2001


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:



Eaton Vance Management                          Boston, MA          58.10%
Eaton Vance Master Trust for Retirement Plans   Glastonbury, CT     21.68%
D. Richardson & E.B. Richardson, JTWROS         Waban, MA            5.81%
Judith A. Steul                                 Brookline, MA        5.50%

Beneficial owners of 25% or more of the Fund are presumed to be in control of the Fund for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of the Fund as of such date.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          March 1, 2003








                         EATON VANCE FLOATING-RATE FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Mutual Funds Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                  Page                                      Page
Strategies and Risks                2     Purchasing and Redeeming Shares    18
Investment Restrictions             7     Sales Charges                      19
Management and Organization         8     Performance                        20
Investment Advisory and            14     Taxes                              22
    Administrative Services               Portfolio Securities Transactions  24
Other Service Providers            16     Financial Statements               26
Calculation of Net Asset Value     17

Appendix A: Advisers Class Fees, Performance and Ownership                   27
Appendix B: Class B Fees, Performance and Ownership                          28
Appendix C: Class C Fees, Performance and Ownership                          30
Appendix D: Class I Fees, Performance and Ownership                          32
Appendix E: Ratings                                                          33

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's relevant prospectus dated March 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.



(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of the Portfolio's policy of investing at least 80% of total assets in income producing floating rate loans and other floating rate debt securities, "total assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

STRUCTURE OF SENIOR LOANS. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily institutionally traded senior floating rate debt obligations issued by an asset-backed pool, and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

The Portfolio typically purchases "Assignments" from the Agent or other Loan Investors. The purchase of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

The Portfolio also may invest in "Participations". Participations by the Portfolio in a Loan Investor's portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, the Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, the Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and the Portfolio with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and concerning capital
raising   activities   generally  and  fluctuations  in  the  financial  markets
generally.

The Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor's Ratings Group ("S&P") or Baa or P-3 or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by another nationally recognized rating agency (each a "Rating Agency")) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody's have speculative characteristics. Similarly, the Portfolio will purchase an Assignment or

Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody's is regarded by Moody's as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody's are considered by Moody's to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

LOAN COLLATERAL. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company's shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Senior Loan.

CERTAIN FEES PAID TO THE PORTFOLIO. In the process of buying, selling and holding Senior Loans, the Portfolio may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Portfolio buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by the Portfolio may include covenant waiver fees and covenant modification fees.

BORROWER COVENANTS. A Borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the "Loan Agreement"). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

ADMINISTRATION OF LOANS. In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Portfolio has direct recourse against the Borrower, the Portfolio will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the Borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Portfolio were determined to be subject to the claims of the Agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

PREPAYMENTS. Senior Loans will usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolio derives interest income will be reduced. However, the Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Fund's performance because the Portfolio should be able to reinvest prepayments in other Senior Loans that have similar or identical yields and because receipt of such fees may mitigate any adverse impact on the Fund's yield.

OTHER INFORMATION REGARDING SENIOR LOANS. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Portfolio or may be intermediate participants with respect to Senior Loans in which the Portfolio owns interests. Such banks may also act as Agents for Senior Loans held by the Portfolio.

The Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

The Portfolio may acquire interests in Senior Loans which are designed to provide temporary or "bridge" financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. The Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. A Borrower's use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower's perceived creditworthiness.

The Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower's ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.

If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate the Portfolio's security interest in the loan collateral or subordinate the Portfolio's rights under the Senior Loan to the interests of the Borrower's unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect the Fund's performance. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolio's security interest in loan collateral. If the Portfolio's security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan.

The Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Portfolio's purchase of a Senior Loan. The Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolio's investment policies.

REGULATORY CHANGES. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance income (in the case of written options), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, to change the duration of the overall portfolio, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits and economic indices); options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; interest rate swaps; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security.

ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

INVESTMENT COMPANY SECURITIES. The Portfolio may invest in closed-end investment companies which invest in floating rate instruments. The value of common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the demand for the underlying portfolio assets. These companies bear fees and expenses that the Portfolio will incur indirectly, so investors in the Fund will be subject to duplication of fees.

ILLIQUID SECURITIES. The Portfolio may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

LENDING PORTFOLIO SECURITIES. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1) Purchase any security if, as a result of such purchase, 25% or more of the Fund's total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

(2)  Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(5) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(6) Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities; or

(7) Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements,
     (c) lending portfolio securities and (d) lending cash consistent with applicable law.

For the purpose of investment restriction (1), the Fund will consider all relevant factors in determining who is the issuer of the loan interest, including: the credit quality of the Borrower, the amount and quality of the collateral, the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest rate environment, and general economic conditions applicable to the Borrower and such interpositioned person.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest in one or more open-end management investment companies (a Portfolio) with substantially the same investment objective, policies and restrictions as the Fund. The Portfolio may invest in other investment companies to the extent permitted by Section 12(d)(1)(G) of the Investment Company Act of 1940.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI,

"EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JESSICA M. BIBLIOWICZ  Trustee         Trustee of the      President and Chief Executive           186           None
11/28/59                               Trust since 1998;   Officer of National Financial
                                       of the Portfolio    Partners (financial services
                                       since 2000          company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee         Trustee of the      Chairman, President and Chief           191           Director of EVC
11/9/41                                Trust since 1991;   Executive Officer of BMR, Eaton
                                       of the Portfolio    Vance, EVC and EV; Director of EV;
                                       since 2000          Vice President and Director of EVD.
                                                           Trustee and/or officer of 191
                                                           registered investment companies in
                                                           the Eaton Vance Fund Complex.  Mr.
                                                           Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance and EVC, which are
                                                           affiliates of the Trust and
                                                           Portfolio.

NONINTERESTED TRUSTEES

DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      191           Trustee/Director of
3/26/31                                Trust since 1986;   (corporate relations and                              the Royce Funds
                                       of the Portfolio    communications company).                              (mutual funds)
                                       since 2000                                                                consisting of 17
                                                                                                                 portfolios

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                Trust since 1986;   Investment Banking Emeritus,                          & Co. (specialty
                                       of the Portfolio    Harvard University Graduate                           retailer) and
                                       since 2000          School of Business                                    Telect, Inc.
                                       Portfolio since     Administration.                                       (telecommunication
                                                                                                                 services company)

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation           191           None
9/21/35                                Trust since 1986;   (an investment and financial
                                       of the Portfolio    advisory services company) (since
                                       since 2000          September 2000).  Chairman,
                                                           Hellman, Jordan Management Co.,
                                                           Inc. (an investment management
                                                           company) (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Trustee of the      Professor Law, University of            186           None
9/14/57                                Trust since 1998;   California at Los Angeles School
                                       of the Portfolio    of Law (since July 2001).  Formerly,
                                       since 2000          Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      171           None
2/21/30                                Trust since 1984;
                                       of the Portfolio
                                       since 2000

(1)  Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

  Name and Date          Position(s) with the           Term of Office
    of Birth                Trust/Portfolio         and Length of Service       Principal Occupation(s) During Past Five Years
    --------                ---------------         ---------------------       ----------------------------------------------
WILLIAM H. AHERN, JR.   Vice President of           Since 1995                  Vice President of Eaton Vance and BMR. Officer of 35
7/28/59                 the Trust                                               registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS E. FAUST, JR.    President of the Trust      Since 2002                  Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV; Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC.  Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC and Belport Capital Fund LLC
                                                                                (private investment companies sponsored by Eaton
                                                                                Vance).  Officer of 51 registered investment
                                                                                companies managed by Eaton Vance or BMR.

THOMAS J. FETTER        Vice President of the       Since 1997                  Vice  President of Eaton Vance and BMR.  Officer  of
8/20/43                 Trust                                                   127 registered investment companies managed by Eaton
                                                                                Vance or BMR.

MICHAEL R. MACH         Vice President of the       Since 1999                  Vice President of Eaton Vance and BMR.  Previously,
7/15/47                 Trust                                                   Managing Director and Senior Analyst for Robertson
                                                                                Stephens (1998-1999).  Officer of 24 registered
                                                                                investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH     Vice President of the       Since 1998                  Vice President of  Eaton Vance and  BMR.  Officer of
1/22/57                 Trust                                                   126 registered investment companies managed by Eaton
                                                                                Vance or BMR.

SCOTT H. PAGE           Vice President of the       Since 2000                  Vice President of Eaton Vance and BMR.  Officer of
11/30/59                Portfolio                                               11 registered investment companies managed by Eaton
                                                                                Vance or BMR.

DUNCAN W. RICHARDSON    Vice President of the       Since 2001                  Senior Vice President and Chief Equity Investment
10/26/57                Trust                                                   Officer of Eaton Vance and BMR.  Officer of 41
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

WALTER A. ROW, III      Vice President of the       Since 2001                  Director of Equity Research and a Vice President of
7/20/57                 Trust                                                   Eaton Vance and BMR.  Officer of 22 registered
                                                                                investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN        Vice President of the       Since 2003                  Vice President of Eaton Vance and BMR.  Previously,
8/21/54                 Trust                                                   Portfolio Manager and Equity Analyst for State
                                                                                Street Global Advisors (1980-1999).  Officer of 23
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

SUSAN SCHIFF            Vice President of the       Since 2002                  Vice President of Eaton Vance and BMR.  Officer of
3/13/61                 Trust                                                   25 registered investment companies managed by Eaton
                                                                                Vance or BMR.

EDWARD E. SMILEY, JR.   Vice President of the       Since 1999                  Vice President of Eaton Vance and BMR.  Officer of
10/5/44                 Trust                                                   37 registered investment companies managed by Eaton
                                                                                Vance or BMR.

PAYSON F. SWAFFIELD     President of the Portfolio  Since 2002*                 Vice President of Eaton Vance and BMR.  Officer of
8/13/56                                                                         11 registered investment companies managed by Eaton
                                                                                Vance or BMR.

BARBARA E. CAMPBELL     Treasurer of the Portfolio  Since 2002*                 Vice President of Eaton Vance and BMR.  Officer of
6/19/57                                                                         190 registered investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES L. O'CONNOR       Treasurer of the Trust      Since 1989                  Vice President of BMR, Eaton Vance and EVD.  Officer
4/1/45                                                                          of 113 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                   For the Trust since         Vice President, Secretary and Chief Legal Officer of
10/10/40                                            1997; of the Portfolio      BMR, Eaton Vance, EVD, EV and EVC.  Officer of 191
                                                    since 2000                  registered investment companies managed by Eaton
                                                                                Vance or BMR.

* Prior to 2002, Mr. Swaffield served as Vice President of the portfolio since 2000 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 2000.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolio. In the fiscal year ended October 31, 2002, the Nominating Committee convened five times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. In the fiscal year ended October 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

  .  An independent report comparing fees (in the case of a renewal);

  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;

  . Sales and redemption data in respect of the Fund (in the case of a renewal);

  . The economic outlook and the general investment outlook in the relevant investment markets;

  . Eaton Vance's results and financial condition and the overall organization of the investment adviser;

  .  Arrangements regarding the distribution of Fund shares;

  .  The procedures used to determine the fair value of the Fund's assets;

  . The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

  .  Eaton  Vance's   management  of  the   relationship   with  the  custodian,
     subcustodians and fund accountants;

  . The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  .  The quality,  nature,  cost and character of the  administrative  and other
     non-investment   management  services  provided  by  Eaton  Vance  and  its affiliates;

  .  Investment management staffing;

  . Operating expenses (including transfer agency expenses) paid to third parties; and

  .  Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                                      Aggregate Dollar Range of Equity
                                                                     Securities Owned in All Registered
                             Dollar Range of Equity Services          Funds Overseen by Trustee in the
   Name of Trustee                 Owned in the Fund                       Eaton Vance Fund Complex
   ---------------                 -----------------                       ------------------------
Interested Trustees
  Jessica M. Bibliowicz                 None                                    $10,001 - $50,000
  James B. Hawkes                       None                                      over $100,000
Noninterested Trustees
  Donald R. Dwight                      None                                      over $100,000
  Samuel L. Hayes, III                  None                                      over $100,000
  Norton H. Reamer                      None                                      over $100,000
  Lynn A. Stout                         None                                    $10,001 - $50,000
  Jack L. Treynor                       None                                       $1 - $10,000

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:


 1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

 2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

 3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended October 31, 2002, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation  Jessica M. Bibliowicz  Donald R. Dwight  Samuel L. Hayes  Norton H. Reamer  Lynn A. Stout   Jack L. Treynor
----------------------  ---------------------  ----------------  ---------------  ----------------  -------------   ---------------
      Trust(2)              $ 11,366             $  9,973           $ 11,254         $  9,882       $ 10,780           $ 11,305
     Portfolio                 5,108                4,749(3)           5,311            4,692          5,045(4)           5,229
       Total                 160,000              162,500(5)         180,000          160,000        160,000(6)         170,000

(1) As of March 1, 2003, the Eaton Vance fund complex consists of 192 registered investment companies or series thereof.
(2)  The Trust consisted of 21 Funds as of October 31, 2002.
(3)  Includes $2,613 of deferred compensation.
(4)  Includes $755 of deferred compensation.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

ORGANIZATION

The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on June 19, 2000 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $1 billion, see the prospectus. On net assets of $1 billion and over the annual fee is reduced and the advisory fee is computed as follows:

Average Daily Net Assets for the Month                          Annual Fee Rate
--------------------------------------                          ---------------
$1 billion, but less than $2 billion                                0.525%
$2 billion, but less than $5 billion                                0.500%
$5 billion and over                                                 0.480%

The following table sets forth the net assets of Portfolio and the advisory fees earned during the three fiscal years ended October 31, 2002.

                                        Advisory Fee Paid for Fiscal Years Ended
                                        ----------------------------------------

Net Assets at 10/31/02                  10/31/02      10/31/01        10/31/00*
----------------------                  --------      --------       -----------
$1,326,128,221                         $7,990,283   $4,641,792(1)    $64,976(2)

* For the period from the start of business September 5, 2000, to October 31, 2000.

(1) To enhance the net income of the Portfolio, the investment adviser made a reduction of the investment adviser fee of $214,781. In addition, the investment adviser was allocated $115,307 of the Portfolio's operating expenses.

(2) To enhance the net income of the Portfolio, the investment adviser made a reduction of the investment adviser fee of $60,740. In addition, the investment adviser was allocated $27,282 of the Portfolio's operating expenses.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, and the Fund is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

The following table sets forth the net assets of the Fund at October 31, 2002 and the administration fees paid during the two fiscal years ended October 31, 2002.

                                  Administration Fee Paid for Fiscal Years Ended
                                  ----------------------------------------------

Net Assets at 10/31/02                     10/31/02            10/31/01*
----------------------                     --------            ---------
    $827,349,672                          $1,295,713          $549,855(1)

* For the period from the start of business January 30, 2001, to October 31, 2001.

(1) To enhance the net income of the Fund, the administrator waived $41,737 of the administration fee. In addition, the administrator was allocated $131,950 of the Fund's operating expenses.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended October 31, 2002, Eaton Vance was paid $11,319 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.


EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Advisers Class and Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.


CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees have approved and monitor the procedures under which Senior Loans are valued. The investment adviser and the Valuation Committee may implement new pricing methodologies or expand or reduce mark-to-market valuation of Senior Loans in the future, which may result in a change in the Fund's net asset value per share. The Fund's net asset value per share will also be affected by fair value pricing decisions and by changes in the market for Senior Loans. In determining the fair value of a Senior Loan, the investment adviser will consider relevant factors, data, and information, including: (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. The fair value of each Senior Loan is reviewed and approved by the investment adviser's Valuation Committee and by the Portfolio's Trustees.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of a foreign security may occur between the time trading is completed abroad and the close of the Exchange will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made).

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers.

PURCHASES AT NET ASSET VALUE. Advisers Class and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value
(1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Advisers

Class shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

CONVERSION FEATURE. Class B shares held for eight years (the "holding period") will automatically convert to Advisers Class shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Advisers Class shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. Advisers Class and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Advisers Class Plan") for the Fund's Advisers Class shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Advisers Class Plan provides that Advisers Class shares of the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Advisers Class service fees are paid quarterly in arrears. For the service fees paid by Advisers Class shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 6.25% of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on August 14, 2000. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Present and prospective investors may be provided with information on investing in other fixed-income securities, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;

  .  funding a college education (including its actual and estimated cost);

  .  health care expenses (including actual and projected expenses);

  .  long-term  disabilities   (including  the  availability  of,  and  coverage
     provided by, disability insurance); and

  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

Advertisements and communications about the Fund may include a comparison of loan interests and other corporate debt instruments. These may describe the credit agreements used in connection with loan interests. Moreover, the markets for loan interests may be described.

BMR was one of the first investment management firms to manage a portfolio of Senior Loans. BMR has former commercial bank lending officers and investment bank corporate finance officers dedicated to this investment discipline. The services of leading law and accounting firms are used as well.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended October 31, 2002.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Investments in lower-rated or unrated securities may present special tax issues for the Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Portfolio's taking certain positions in connection with ownership of such distressed securities.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

The Portfolio will acquire Senior Loans from major international banks, selected domestic regional banks, insurance companies, finance companies and other financial institutions. In selecting financial institutions from which Senior Loans may be acquired, BMR, the Portfolio's investment adviser will consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. While these financial institutions are generally not required to repurchase Senior Loans which they have sold, they may act as principal or on an agency basis in connection with their sale by the Portfolio.

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the Portfolio during the two fiscal years ended October 30, 2002 and for the period from the start of business, September 5, 2000, to October 31, 2000, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):


                                    Amount of Transactions      Commissions Paid on
  Fiscal Year        Brokerage        Directed to Firms      Transactions Directed to
       End        Commission Paid     Providing Research     Firms Providing Research
  -----------     ---------------   ----------------------  -------------------------
October 31, 2002      $    -0-              $-0-                      $-0-
October 31, 2001      $ 1,750
October 31, 2000      $29,590


                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended October 31, 2002, as previously filed electronically with the SEC (Accession No. 0000950156-03-000007).

                                                                      APPENDIX A

                  ADVISERS CLASS FEES, PERFORMANCE & OWNERSHIP

SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the Advisers Class paid service fees of $156,879, of which $2 was paid to investment dealers. Service fees that were not paid to investment dealers were retained by the principal underwriter. For the fiscal year ended October 31, 2002, repurchase transaction fees in the amount of $4,077.50 were paid to the principal underwriter.


PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.


                                                                                    Length of Period Ended October 31, 2002
Average Annual Total Return:                                                          One Year             Life of Fund*
----------------------------                                                          --------             -------------
Before Taxes and Excluding Maximum Sales Charge                                         1.56%                   2.42%
Before Taxes and Including Maximum Sales Charge                                         1.56%                   2.42%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -0.09%                   0.46%
After Taxes on Distributions and Including Maximum Sales Charge                        -0.09%                   0.46%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          0.96%                   0.99%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          0.96%                   0.99%
  Class commenced operations February 7, 2001.

For the 30 days ended October 31, 2002, the SEC yield for the Class was 4.37%.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 3, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Charles Schwab & Co., Inc.                        San Francisco, CA       27.5%
Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL         7.3%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid    Distribution     CDSC          Uncovered
   by Principal     Fee Paid to     Paid to       Distribution                   Service Fees       Repurchase Transaction
  Underwriter to     Principal     Principal   Charges (as a % of   Service        Paid to             Fees Paid to
Investment Dealers  Underwriter   Underwriter  Class Net Assets)      Fees     Investment Dealers   Princial Underwriter
------------------  ------------  -----------  ------------------   -------   ------------------   ----------------------
   $1,722,440        $1,558,955   $1,006,000   $9,930,000 (4.9%)    $517,175       $270,468              $7,027.50


PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.


                                                                                    Length of Period Ended October 31, 2002
Average Annual Total Return:                                                          One Year             Life of Fund*
----------------------------                                                          --------             -------------
Before Taxes and Excluding Maximum Sales Charge                                         0.91%                   1.72%
Before Taxes and Including Maximum Sales Charge                                        -3.97%                  -1.02%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -0.44%                   0.04%
After Taxes on Distributions and Including Maximum Sales Charge                        -5.31%                  -2.75%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          0.56%                   0.57%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -2.43%                  -1.65%
  Class commenced operations February 5, 2001.

For the 30 days ended October 31, 2002, the SEC yield for the Class was 3.61%.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 3, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL         8.9%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                     CLASS C FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid    Distribution     CDSC          Uncovered
   by Principal     Fee Paid to     Paid to       Distribution                   Service Fees       Repurchase Transaction
  Underwriter to     Principal     Principal   Charges (as a % of   Service        Paid to             Fees Paid to
Investment Dealers  Underwriter   Underwriter  Class Net Assets)      Fees     Investment Dealers   Princial Underwriter
------------------  ------------  -----------  ------------------   -------   ------------------   ----------------------
   $2,406,799        $4,211,819    $618,000    $32,745,000 (6.3%)  $1,403,940      $601,210             $17,512.50


PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.


                                                                                    Length of Period Ended October 31, 2002
Average Annual Total Return:                                                          One Year             Life of Fund*
----------------------------                                                          --------             -------------
Before Taxes and Excluding Maximum Sales Charge                                         0.80%                  1.74%
Before Taxes and Including Maximum Sales Charge                                        -0.17%                  1.74%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -0.55%                  0.06%
After Taxes on Distributions and Including Maximum Sales Charge                        -1.52%                  0.06%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          0.49%                  0.58%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -0.10%                  0.58%
  Class commenced operations February 1, 2001.

For the 30 days ended October 31, 2002, the SEC yield for the Class was 3.61%.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 3, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        13.1%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX D

                     CLASS I FEES, PERFORMANCE & OWNERSHIP

REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, repurchase transaction fees in the amount of $470 were paid to the principal underwriter.


PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.


                                         Length of Period Ended October 31, 2002
Average Annual Total Return:                    One Year       Life of Fund*
----------------------------                    ---------      --------------
Before Taxes                                      1.82%            2.77%
After Taxes                                       0.07%            0.67%
After Taxes on Distributions and Redemption       1.11%            1.20%
  Class commenced operations January 30, 2001.

For the 30 days ended October 31, 2002, the SEC yield for the Class was 4.62%.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 3, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Alerus Financial                        Grand Forks, ND                 28.1%
Eaton Vance Management Master Trust
  for Retirement Plans                  Glastonbury, CT                 17.1%
Charles Schwab & Co., Inc.              San Francisco, CA               12.7%
National Investor Services              New York, NY                     6.2%


The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX E

                      DESCRIPTION OF CORPORATE BOND RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser's judgment, analysis and experience.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

  1. An application for rating was not received or accepted.

  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

  3. There is a lack of essential data pertaining to the issue or issuer.

  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred - and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Notes: An obligation which is unrated exposes the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. Evaluation of such debt is dependent on the investment adviser's judgment, analysis and experience.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          March 1, 2003








                         EATON VANCE FLOATING-RATE HIGH
                                   INCOME FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund, Floating Rate Portfolio("FR Portfolio") and High Income Portfolio ("HI Portfolio"). The Fund is a series of Eaton Vance Mutual Funds Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                Page                               Page
Strategies and Risks              2     Purchasing and Redeeming Shares      19
Investment Restrictions           8     Sales Charges                        20
Management and Organization      10     Performance                          22
Investment Advisory and                 Taxes                                24
  Administration                 16     Portfolio Securities Transactions    25
Other Service Providers          18     Financial Statements                 28
Calculation of Net Asset Value   18

Appendix A: Advisers Class Fees, Performance and Ownership                   29
Appendix B: Class B Fees, Performance and Ownership                          30
Appendix C: Class C Fees, Performance and Ownership                          32
Appendix D: Class I Fees, Performance and Ownership                          34
Appendix E: Ratings                                                          35

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's relevant prospectus dated March 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.






(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of FR Portfolio's policy of investing at least 80% of total assets in income producing floating rate loans and other floating rate debt securities, "total assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

Unless otherwise specified, references to "the Portfolio" in this SAI refer to both FR Portfolio and HI Portfolio.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

STRUCTURE OF SENIOR LOANS. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily institutionally traded senior floating rate debt obligations issued by an asset-backed pool, and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

The Portfolio typically purchases "Assignments" from the Agent or other Loan Investors. The purchase of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

The Portfolio also may invest in "Participations". Participations by the Portfolio in a Loan Investor's portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, the Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, the Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and the Portfolio with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and concerning capital
raising   activities   generally  and  fluctuations  in  the  financial  markets
generally.

The Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor's Ratings Group ("S&P") or Baa or P-3 or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by another nationally recognized rating agency (each a "Rating Agency")) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody's have speculative characteristics. Similarly, the Portfolio will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody's is regarded by Moody's as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody's are considered by Moody's to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

LOAN COLLATERAL. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company's shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Senior Loan.

CERTAIN FEES PAID TO THE PORTFOLIO. In the process of buying, selling and holding Senior Loans, the Portfolio may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Portfolio buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Portfolio may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by the Portfolio may include covenant waiver fees and covenant modification fees.

BORROWER COVENANTS. A Borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the "Loan Agreement"). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

ADMINISTRATION OF LOANS. In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Portfolio has direct recourse against the Borrower, the Portfolio will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the Borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Portfolio were determined to be subject to the claims of the Agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

PREPAYMENTS. Senior Loans will usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolio derives interest income will be reduced. However, the Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Fund's performance because the Portfolio should be able to reinvest prepayments in other Senior Loans that have similar or identical yields and because receipt of such fees may mitigate any adverse impact on the Fund's yield.

OTHER INFORMATION REGARDING SENIOR LOANS. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Portfolio or may be intermediate participants with respect to Senior Loans in which the Portfolio owns interests. Such banks may also act as Agents for Senior Loans held by the Portfolio.

The Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

The Portfolio may acquire interests in Senior Loans which are designed to provide temporary or "bridge" financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. The Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. A Borrower's use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower's perceived creditworthiness.

The Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower's ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.

If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate the Portfolio's security interest in the loan collateral or subordinate the Portfolio's rights under the Senior Loan to the interests of the Borrower's unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect the Fund's performance. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolio's security interest in loan collateral. If the Portfolio's security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan.

The Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Portfolio's purchase of a Senior Loan. The Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolio's investment policies.

REGULATORY CHANGES. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

REPURCHASE AGREEMENTS. The FR Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

FIXED-INCOME SECURITIES FOR HI PORTFOLIO. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

Certain securities may permit the issuer at its option to "call," or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, the HI Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security's market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, the HI Portfolio also may invest in higher rated securities. For a description of corporate bond ratings, see Appendix E.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance income (in the case of written options), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, to change the duration of the overall portfolio, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits and economic indices); options on futures contracts;

exchange-traded and over-the-counter options on securities, indices or currencies; interest rate swaps; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security.

From time to time, HI Portfolio may use credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. In a credit default swap, the buyer of credit protection agrees to pay the seller a periodic premium payment in return for the seller paying the amount under par at which a bond is trading if an event occurs that impacts the payment ability of the issuer of the underlying bonds. If such a transaction is to be physically settled, the buyer of the protection delivers to the seller a credit instrument that satisfies the delivery conditions outlined in the trade confirmation. The seller of the credit protection then pays the buyer the par value of the delivered instrument. In a cash settled transaction, the buyer of protection receives from the seller the difference between the market value of the credit instrument and the par value. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

INVESTMENT COMPANY SECURITIES. The FR Portfolio may invest in closed-end investment companies which invest in floating rate instruments. The value of common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the demand for the underlying portfolio assets. These companies bear fees and expenses that the Portfolio will incur indirectly, so investors in the Fund will be subject to duplication of fees.

WARRANTS. The HI Portfolio may from time to time invest a portion of its assets in warrants. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio's investment restrictions).

ILLIQUID SECURITIES. The Portfolio may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

DIVERSIFIED STATUS. The HI Portfolio is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities).

PORTFOLIO TURNOVER. The HI Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in a realization of net short-term capital gains. During the fiscal year ended October 31, 2002, the portfolio turnover rate of the HI Portfolio was 88%.

LENDING PORTFOLIO SECURITIES. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1) Purchase any security if, as a result of such purchase, 25% or more of the Fund's total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

(2)  Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(5) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(6) Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities; or

(7) Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements,
     (c) lending portfolio securities and (d) lending cash consistent with applicable law.

For the purpose of investment restriction (1), the Fund will consider all relevant factors in determining who is the issuer of the loan interest, including: the credit quality of the Borrower, the amount and quality of the collateral, the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest rate environment, and general economic conditions applicable to the Borrower and such interpositioned person.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest in two or more open-end management investment companies (a Portfolio) which together have substantially the same investment objective, policies and restrictions as the Fund. Each Portfolio may invest in other investment companies to the extent permitted by Section 12(d)(1)(G) of the Investment Company Act of 1940.

The Portfolios have adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, except in lieu of restriction
(1) HI Portfolio may not:

(8) With respect to 75% of total assets of the Portfolio, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Portfolio (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(9) Purchase any security if such purchase, at the time thereof would cause 25% or more of the Portfolio's total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for the purpose of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

 . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

 . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.


Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund and Portfolio to dispose of such security or other asset.

                          MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JESSICA M. BIBLIOWICZ  Trustee         Trustee of the      President and Chief Executive           186           None
11/28/59                               Trust since 1998;   Officer of National Financial
                                       of the FR           Partners (financial services
                                       Portfolio since     company) (since April 1999).
                                       2000; of the HI     President and Chief Operating
                                       Portfolio since     Officer of John A. Levin & Co.
                                       1998                (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee         Trustee of the      Chairman, President and Chief           191           Director of EVC
11/9/41                                Trust since 1991;   Executive Officer of BMR, Eaton
                                       of the FR           Vance, EVC and EV; Director of EV;
                                       Portfolio since     Vice President and Director of EVD.
                                       2000; of the HI     Trustee and/or officer of 191
                                       Portfolio since     registered investment companies in
                                       1998                the Eaton Vance Fund Complex.  Mr.
                                                           Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance and EVC, which are
                                                           affiliates of the Trust and
                                                           Portfolios.

NONINTERESTED TRUSTEES

DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      191           Trustee/Director of
3/26/31                                Trust since 1986;   (corporate relations and                              the Royce Funds
                                       of the FR           communications company).                              (mutual funds)
                                       Portfolio since                                                           consisting of 17
                                       2000; of the HI                                                           portfolios
                                       Portfolio since
                                       1993

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                Trust since 1986;   Investment Banking Emeritus,                          & Co. (specialty
                                       of the FR           Harvard University Graduate                           retailer) and
                                       Portfolio since     School of Business                                    Telect, Inc.
                                       2000; of the HI     Administration.                                       (telecommunication
                                       Portfolio since                                                           services company)
                                       1993

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation           191           None
9/21/35                                Trust since 1986;   (an investment and financial
                                       of the Portfolio    advisory services company) (since
                                       since 2000; of      September 2000).  Chairman,
                                       the HI Portfolio    Hellman, Jordan Management Co.,
                                       since 1993          Inc. (an investment management
                                                           company) (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
LYNN A. STOUT          Trustee         Trustee of the      Professor Law, University of            186           None
9/14/57                                Trust since 1998;   California at Los Angeles School
                                       of the FR           of Law (since July 2001).  Formerly,
                                       Portfolio since     Professor of Law, Georgetown
                                       2000; of the HI     University Law Center.
                                       Portfolio since
                                       1998

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      171           None
2/21/30                                Trust since 1984;
                                       of the FR
                                       Portfolio since
                                       2000; of the HI
                                       Portfolio since
                                       1993

(1)  Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

  Name and Date          Position(s) with the           Term of Office
    of Birth                Trust/Portfolio         and Length of Service       Principal Occupation(s) During Past Five Years
    --------                ---------------         ---------------------       ----------------------------------------------
WILLIAM H. AHERN, JR.   Vice President of           Since 1995                  Vice President of Eaton Vance and BMR. Officer of 35
7/28/59                 the Trust                                               registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS E. FAUST, JR.    President of the Trust      Since 2002                  Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV; Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC.  Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC and Belport Capital Fund LLC
                                                                                (private investment companies sponsored by Eaton
                                                                                Vance).  Officer of 51 registered investment
                                                                                companies managed by Eaton Vance or BMR.

THOMAS J. FETTER        Vice President of the       Since 1997                  Vice  President of Eaton Vance and BMR.  Officer  of
8/20/43                 Trust                                                   127 registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS P. HUGGINS       Vice President of the       Since 2000                  Vice President of Eaton Vance and BMR.  Officer of
3/7/99                  HI Portfolio                                            7 registered investment companies managed by Eaton
                                                                                Vance or BMR.

MICHAEL R. MACH         Vice President of the       Since 1999                  Vice President of Eaton Vance and BMR.  Previously,
7/15/47                 Trust                                                   Managing Director and Senior Analyst for Robertson
                                                                                Stephens (1998-1999).  Officer of 24 registered
                                                                                investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH     Vice President of the       Since 1998                  Vice President of  Eaton Vance and  BMR.  Officer of
1/22/57                 Trust                                                   126 registered investment companies managed by Eaton
                                                                                Vance or BMR.

SCOTT H. PAGE           Vice President of the       Since 2000                  Vice President of Eaton Vance and BMR.  Officer of
11/30/59                FR Portfolio                                            11 registered investment companies managed by Eaton
                                                                                Vance or BMR.

DUNCAN W. RICHARDSON    Vice President of the       Since 2001                  Senior Vice President and Chief Equity Investment
10/26/57                Trust                                                   Officer of Eaton Vance and BMR.  Officer of 41
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

WALTER A. ROW, III      Vice President of the       Since 2001                  Director of Equity Research and a Vice President of
7/20/57                 Trust                                                   Eaton Vance and BMR.  Officer of 22 registered
                                                                                investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN        Vice President of the       Since 2003                  Vice President of Eaton Vance and BMR.  Previously,
8/21/54                 Trust                                                   Portfolio Manager and Equity Analyst for State
                                                                                Street Global Advisors (1980-1999).  Officer of 23
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

  Name and Date          Position(s) with the           Term of Office
    of Birth                Trust/Portfolio         and Length of Service       Principal Occupation(s) During Past Five Years
    --------                ---------------         ---------------------       ----------------------------------------------
SUSAN SCHIFF            Vice President of the       Since 2002                  Vice President of Eaton Vance and BMR.  Officer of
3/13/61                 Trust                                                   25 registered investment companies managed by Eaton
                                                                                Vance or BMR.

EDWARD E. SMILEY, JR.   Vice President of the       Since 1999                  Vice President of Eaton Vance and BMR.  Officer of
10/5/44                 Trust                                                   37 registered investment companies managed by Eaton
                                                                                Vance or BMR.

PAYSON F. SWAFFIELD     President of the FR         Since 2002*                 Vice President of Eaton Vance and BMR.  Officer of
8/13/56                 Portfolio                                               11 registered investment companies managed by Eaton
                                                                                Vance or BMR.

MICHAEL W. WEILHEIMER   President of HI Portfolio   Since 2002*                 Vice president of Eaton Vance and BMR.  Officer of 8
2/11/61                                                                         registered investment companies managed by Eaton
                                                                                Vance or BMR.

BARBARA E. CAMPBELL     Treasurer of FR and HI      Since 2002*                 Vice President of Eaton Vance and BMR.  Officer of
6/19/57                 Portfolios                                              190 registered investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES L. O'CONNOR       Treasurer of the Trust      Since 1989                  Vice President of BMR, Eaton Vance and EVD.  Officer
4/1/45                                                                          of 113 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                   For the Trust since 1997;   Vice President, Secretary and Chief Legal Officer of
10/10/40                                            of the FR Portfolio since   BMR, Eaton Vance, EVD, EV and EVC.  Officer of 191
                                                    2000; of the HI Portfolio   registered investment companies managed by Eaton
                                                    since 1997                  Vance or BMR.

*Prior to 2002, Mr. Swaffield served as Vice President of the FR Portfolio since 2000 and Mr. Weilheimer served as Vice President of the HI Portfolio since 1995. Ms. Campbell served as Assistant Treasurer of the FR Portfolio since 2000 and the HI Portfolio since 1993.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolio. In the fiscal year ended October 31, 2002, the Nominating Committee convened five times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. In the fiscal year ended October 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

  .  An independent report comparing fees (in the case of a renewal);

  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;

  . Sales and redemption data in respect of the Fund (in the case of a renewal);

  . The economic outlook and the general investment outlook in the relevant investment markets;

  . Eaton Vance's results and financial condition and the overall organization of the investment adviser;

  .  Arrangements regarding the distribution of Fund shares;

  .  The procedures used to determine the fair value of the Fund's assets;

  . The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

  .  Eaton  Vance's   management  of  the   relationship   with  the  custodian,
     subcustodians and fund accountants;

  . The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  .  The quality,  nature,  cost and character of the  administrative  and other
     non-investment   management  services  provided  by  Eaton  Vance  and  its affiliates;

  .  Investment management staffing;

  . Operating expenses (including transfer agency expenses) paid to third parties; and

  .  Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                                      Aggregate Dollar Range of Equity
                                                                     Securities Owned in All Registered
                             Dollar Range of Equity Services          Funds Overseen by Trustee in the
   Name of Trustee                 Owned in the Fund                       Eaton Vance Fund Complex
   ---------------                 -----------------                       ------------------------
Interested Trustees
  Jessica M. Bibliowicz                 None                                    $10,001 - $50,000
  James B. Hawkes                  over $100,000                                  over $100,000
Noninterested Trustees
  Donald R. Dwight                      None                                      over $100,000
  Samuel L. Hayes, III                  None                                      over $100,000
  Norton H. Reamer                      None                                      over $100,000
  Lynn A. Stout                         None                                    $10,001 - $50,000
  Jack L. Treynor                       None                                       $1 - $10,000

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended October 31, 2002, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation  Jessica M. Bibliowicz  Donald R. Dwight  Samuel L. Hayes  Norton H. Reamer  Lynn A. Stout   Jack L. Treynor
----------------------  ---------------------  ----------------  ---------------  ----------------  -------------   ---------------
      Trust(2)              $ 11,366             $  9,973           $ 11,254         $  9,882       $ 10,780           $ 11,305
    FR Portfolio               5,108                4,749(3)           5,311            4,692          5,045(4)           5,229
       Total                 160,000              162,500(5)         180,000          160,000        160,000(6)         170,000

(1) As of March 1, 2003, the Eaton Vance fund complex consists of 192 registered investment companies or series thereof.
(2)  The Trust consisted of 21 Funds as of October 31, 2002.
(3)  Includes $2,613 of deferred compensation.
(4)  Includes $755 of deferred compensation.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

The interested and noninterested Trustees of HI Portfolio are the same persons as those of the FR Portfolio. The Committee structure and Trustee compensation policies of HI Portfolio and FR Portfolio are identical.

ORGANIZATION

The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open- end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a Trust under the laws of the state of New York on June 19, 2000 for FR Portfolio and on May 1, 1992 for HI Portfolio and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the

Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities. Unless otherwise specified, the description of the Investment Advisory Agreement set forth below describes each Portfolio's Agreement.

For a description of the compensation that the FR Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $1 billion, see the prospectus. On net assets of $1 billion and over the annual fee is reduced and the advisory fee is computed as follows:

Average Daily Net Assets for the Month                           Annual Fee Rate
--------------------------------------                           ---------------
$1 billion, but less than $2 billion                                 0.525%
$2 billion, but less than $5 billion                                 0.500%
$5 billion and over                                                  0.480%

The following table sets forth the net assets of FR Portfolio and the advisory fees earned during the three fiscal years ended October 31, 2002.

                                        Advisory Fee Paid for Fiscal Years Ended
                                        ----------------------------------------
Net Assets at 10/31/02                    10/31/02     10/31/01      10/31/00*
----------------------                    --------     --------      ---------
    $1,326,128,221                       $7,990,283  $4,641,792(1)   $64,976(2)

* For the period from the start of business September 5, 2000, to October 31, 2000.

(1) To enhance the net income of the FR Portfolio, the investment adviser made a reduction of the investment adviser fee of $214,781. In addition, the investment adviser was allocated $115,307 of the FR Portfolio's operating expenses.
(2) To enhance the net income of the FR Portfolio, the investment adviser made a reduction of the investment adviser fee of $60,740. In addition, the investment adviser was allocated $27,282 of the FR Portfolio's operating expenses.

With respect to assets of the Fund invested in HI Portfolio, the investment adviser's monthly fee is equal to the aggregate of (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each category as set forth in the prospectus, plus (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same category bears to the total daily net assets on such day) in each category. For the fiscal years ended October 31, 2002 and 2001, the HI Portfolio advisory fee equaled 0.60% and 0.64%, respectively, of average daily net assets. For the period from April 1, 2000, to October 31, 2000, and for the fiscal year ended March 31, 2000, the HI Portfolio advisory fee equaled 0.62% (annualized) and 0.60%, respectively, of average daily net assets.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, and the Fund is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

The following table sets forth the net assets of the Fund at October 31, 2002 and the administration fees paid during the three fiscal years ended October 31, 2002.

                                  Administration Fee Paid for Fiscal Years Ended
                                  ----------------------------------------------
Net Assets at 10/31/02                 10/31/02     10/31/01      10/31/00*
----------------------                 --------     --------      ---------
    $477,535,033                       $848,663    $771,010(1)    $18,313(2)

* For the period from the start of business September 5, 2000, to October 31, 2000.

(1) To enhance the net income of the Fund, the administrator waived $225,899 of the administration fee. In addition, the administrator was allocated $230,403 of the Fund's operating expenses.
(2) To enhance the net income of the Fund, the administrator waived $17,136 of the administration fee. In addition, the administrator was allocated $61,332 of the Fund's operating expenses.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended October 31, 2002, Eaton Vance was paid $7,380 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B.

Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Advisers Class and Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees have approved and monitor the procedures under which Senior Loans are valued. The investment adviser and the Valuation Committee may implement new pricing methodologies or expand or reduce mark-to-market valuation of Senior Loans in the future, which may result in a change in the Fund's net asset value per share. The Fund's net asset value per share will also be affected by fair value pricing decisions and by changes in the market for Senior Loans. In determining the fair value of a Senior Loan, the investment adviser will consider relevant factors, data, and information, including: (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. The fair value of each Senior Loan is reviewed and approved by the investment adviser's Valuation Committee and by the Portfolio's Trustees.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of a foreign security may occur between the time trading is completed abroad and the close of the Exchange will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made).

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers.

PURCHASES AT NET ASSET VALUE. Advisers Class and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the

Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value
(1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Advisers Class shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

CONVERSION FEATURE. Class B shares held for eight years (the "holding period") will automatically convert to Advisers Class shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Advisers Class shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. Advisers Class and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Advisers Class Plan") for the Fund's Advisers Class shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Advisers Class Plan provides that Advisers Class shares of the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Advisers Class service fees are paid quarterly in arrears. For the service fees paid by Advisers Class shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 6.25% of the amount received by the Fund for each

Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 19, 2000. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Present and prospective investors may be provided with information on investing in other fixed-income securities, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;

  .  funding a college education (including its actual and estimated cost);

  .  health care expenses (including actual and projected expenses);

  .  long-term  disabilities   (including  the  availability  of,  and  coverage
     provided by, disability insurance); and

  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

Advertisements and communications about the Fund may include a comparison of loan interests and other corporate debt instruments. These may describe the credit agreements used in connection with loan interests. Moreover, the markets for loan interests may be described.

BMR was one of the first investment management firms to manage a portfolio of Senior Loans. BMR has former commercial bank lending officers and investment bank corporate finance officers dedicated to this investment discipline. The services of leading law and accounting firms are used as well.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended October 31, 2002.


Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the

Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The HI Portfolio's investment in zero coupon, deferred interest and certain payment-in-kind or other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for the Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Portfolio's taking certain positions in connection with ownership of such distressed securities.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

The FR Portfolio will acquire Senior Loans from major international banks, selected domestic regional banks, insurance companies, finance companies and other financial institutions. In selecting financial institutions from which

Senior Loans may be acquired, BMR, the Portfolio's investment adviser will consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. While these financial institutions are generally not required to repurchase Senior Loans which they have sold, they may act as principal or on an agency basis in connection with their sale by the Portfolio.

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the FR Portfolio during the two fiscal years ended October 30, 2002 and for the period from the start of business, September 5, 2000, to October 31, 2000, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                         Amount of Transactions      Commissions Paid on
   Fiscal Year          Brokerage          Directed to Firms       Transactions Directed to
       End          Commission Paid       Providing Research       Firms Providing Research
   -----------      ---------------      ----------------------    -------------------------
October 31, 2002        $    -0-                 $-0-                        $-0-
October 31, 2001        $ 1,750
October 31, 2000        $29,500

For the HI Portfolio:

                                         Amount of Transactions      Commissions Paid on
     Period             Brokerage          Directed to Firms       Transactions Directed to
       End          Commission Paid       Providing Research       Firms Providing Research
   -----------      ---------------      ----------------------    -------------------------
October 31, 2002        $44,729              $11,535,628                  $44,729
October 31, 2001        $ 2,877
October 31, 2000        $ 5,226
 March 31, 2000         $ 4,256


                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Fund and the FR Portfolio appear in the most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

The audited financial statements of, and the report of independent auditors' for, the HI Portfolio are incorporated by reference into this SAI. A copy of the financial statements and report accompany this SAI.


Registrant incorporates by reference the audited financial information for the Fund and the Portfolios for the fiscal year ended October 31, 2002, as previously filed electronically with the SEC (Accession No. 0000950156-03-000009 for the Fund and FR Portfolio and 0001047469-03-000859 for HI Portfolio).

                                                                      APPENDIX A

                  ADVISERS CLASS FEES, PERFORMANCE & OWNERSHIP

SALES COMMISSIONS, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, total sales commissions in the amount of $13 were paid by the principal underwriter to investment dealers, and the Advisers Class paid service fees of $86,403, of which $17 was paid to investment dealers. Service fees that were not paid to investment dealers were retained by the principal underwriter. For the fiscal year ended October 31, 2002, repurchase transaction fees in the amount of $4,070 were paid to the principal underwriter.

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

                                                                                    Length of Period Ended October 31, 2002
Average Annual Total Return:                                                          One Year             Life of Fund*
----------------------------                                                          --------             -------------
Before Taxes and Excluding Maximum Sales Charge                                         0.62%                   2.11%
Before Taxes and Including Maximum Sales Charge                                         0.62%                   2.11%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -1.31%                  -0.36%
After Taxes on Distributions and Including Maximum Sales Charge                        -1.31%                  -0.36%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          0.39%                   0.50%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          0.39%                   0.50%
  Class commenced operations September 7, 2000.

For the 30 days ended October 31, 2002, the SEC yield for the Class was 5.19%.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 3, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Charles Schwab & Co., Inc.              San Francisco, CA               15.2%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                     CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid    Distribution     CDSC          Uncovered
   by Principal     Fee Paid to     Paid to       Distribution                   Service Fees       Repurchase Transaction
  Underwriter to     Principal     Principal   Charges (as a % of   Service        Paid to             Fees Paid to
Investment Dealers  Underwriter   Underwriter  Class Net Assets)      Fees     Investment Dealers   Princial Underwriter
------------------  ------------  -----------  ------------------   -------   ------------------   ----------------------
   $555,701          $1,428,341   $1,056,000   $8,413,000 (5.1%)    $483,779       $309,362              $8,025


PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.


                                                                                    Length of Period Ended October 31, 2002
Average Annual Total Return:                                                          One Year             Life of Fund*
----------------------------                                                          --------             -------------
Before Taxes and Excluding Maximum Sales Charge                                        -0.13%                   1.51%
Before Taxes and Including Maximum Sales Charge                                        -4.92%                  -0.17%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -1.76%                  -0.71%
After Taxes on Distributions and Including Maximum Sales Charge                        -6.55%                  -2.44%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         -0.07%                   0.14%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -3.01%                  -1.23%
  Class commenced operations September 5, 2000.

For the 30 days ended October 31, 2002, the SEC yield for the Class was 4.43%.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 3, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL          7.3%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                     CLASS C FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid    Distribution     CDSC          Uncovered
   by Principal     Fee Paid to     Paid to       Distribution                   Service Fees       Repurchase Transaction
  Underwriter to     Principal     Principal   Charges (as a % of   Service        Paid to             Fees Paid to
Investment Dealers  Underwriter   Underwriter  Class Net Assets)      Fees     Investment Dealers   Princial Underwriter
------------------  ------------  -----------  ------------------   -------   ------------------   ----------------------
   $2,267,319        $2,537,107     $161,000   $19,077,000 (6.8%)   $845,702       $566,521             $13,660


PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.


                                                                                    Length of Period Ended October 31, 2002
Average Annual Total Return:                                                          One Year             Life of Fund*
----------------------------                                                          --------             -------------
Before Taxes and Excluding Maximum Sales Charge                                        -0.03%                   1.52%
Before Taxes and Including Maximum Sales Charge                                        -0.99%                   1.52%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -1.66%                  -0.71%
After Taxes on Distributions and Including Maximum Sales Charge                        -2.62%                  -0.71%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         -0.01%                   0.15%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -0.59%                   0.15%
  Class commenced operations September 5, 2000.

For the 30 days ended October 31, 2002, the SEC yield for the Class was 4.43%.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 3, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL          8.1%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX D

                     CLASS I FEES, PERFORMANCE & OWNERSHIP

REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, repurchase transaction fees in the amount of $90 were paid to the principal underwriter.

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.


                                              Length of Period Ended October 31,
                                                            2002
Average Annual Total Return:                    One Year          Life of Fund*
----------------------------                    --------          -------------
Before Taxes                                      0.98%                2.30%
After Taxes                                      -1.05%               -0.24%
After Taxes on Distributions and Redemption       0.61%                0.62%
Class commenced operations September 15, 2000.

For the 30 days ended October 31, 2002, the SEC yield for the Class was 5.44%.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.  At February 3, 2003, James
B. Hawkes, Trustee of the Trust, owned or had voting control over 30.1%, and Alan R. Dynner, Secretary of the Trust, owned 3.5% of this Class of the Fund. As of the same date, the remaining Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

National Investor Services         New York, NY                 18.9%
Walker Martin                      Beverly, MA                  16.1%
Charles Schwab & Co., Inc.         San Francisco, CA             7.1%

Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX E

                     DESCRIPTION OF CORPORATE BOND RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser's judgment, analysis and experience.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

 1.  An application for rating was not received or accepted.

 2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

 3.  There is a lack of essential data pertaining to the issue or issuer.

 4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred - and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Notes: An obligation which is unrated exposes the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. Evaluation of such debt is dependent on the investment adviser's judgment, analysis and experience.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                                      STATEMENT OF
                                                      ADDITIONAL INFORMATION
                                                      March 1, 2003







                          EATON VANCE HIGH INCOME FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Mutual Funds Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                    Page                                    Page
Strategies and Risks                  2     Purchasing and Redeeming
Investment Restrictions               6      Shares                          16
Management and Organization           7     Sales Charges                    17
Investment Advisory and                     Performance                      18
 Administrative Services             13     Taxes                            20
Other Service Providers              14     Portfolio Securities
Calculation of Net Asset Value       15      Transactions                    21
                                            Financial Statements             23


           Appendix A: Class B Fees, Performance and Ownership   24
           Appendix B: Class C Fees, Performance and Ownership   25
           Appendix C: Asset Composition Information             27
           Appendix D: Ratings                                   28


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MARCH 1, 2003, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.


(C) 2003 EATON VANCE MANAGEMENT

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

The Fund, through the Portfolio, seeks to achieve its investment objective, to provide a high level of current income, by investing primarily in high-yielding, high risk, fixed-income securities. A substantial portion of the Portfolio will generally consist of fixed-income securities and dividend stocks. However, the Portfolio may also, from time to time, invest in non-income producing bonds and obligations and in non-dividend paying stocks and rights and warrants when it believes there is a substantial opportunity for capital appreciation. Any realized gains from such capital appreciation provide an opportunity for increasing the Portfolio's investment in income producing securities. Bonds and preferred stocks will tend to be acquired for current income and reasonable stability of capital; convertible securities and common stocks will normally be acquired for their growth potential as well as their yield. The percentages of assets invested in fixed-income securities and the type of such securities held by the Portfolio will vary and may include a broad range of quality in rated and unrated debt securities, as described in the prospectus.

The Portfolio may dispose of fixed-income securities on a short term (less than six months) basis in order to take advantage of differentials in bond prices and yields or of fluctuations in interest rates consistent with its investment objective. Other securities may also be disposed of earlier than originally anticipated because of changes in business trends or developments, or other circumstances believed to render them vulnerable to price decline or otherwise undesirable for continued holding.

FIXED-INCOME SECURITIES. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

Certain securities may permit the issuer at its option to "call," or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security's market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, the Portfolio also may invest in higher rated securities. For the Portfolio asset composition by rating category, see Appendix C, and for a description of corporate bond ratings, see Appendix D.

SENIOR LOANS. The Portfolio may invest in interests in senior floating rate loans ("Senior Loans"). Senior Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured with specific collateral and have a claim on the assets and/or stock of the
Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are primarily the London Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest was required to be refunded, it could negatively affect the Fund's performance.

Senior Loans may not be rated by a rating agency, and may not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. A high percentage of Senior Loans in the loan portfolio have been assigned ratings by independent rating agencies which are likely to be below investment grade. In the event Senior Loans are not rated, they are likely to be of equivalent below investment grade quality. Because of the protective features of Senior Loans, the investment adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The investment adviser does not view ratings as the determinative factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance income (in the case of written options), to hedge against fluctuations in securities prices, interest rates, market conditions or currency exchange rates, to change the duration of the overall portfolio, to mitigate default risk, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities (such as U.S. Government securities), indicies, other financial instruments (such as certificates of deposit, Eurodollar time deposits and economic indices); options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; swaps and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security.

From time to time, the Portfolio may use credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. In a credit default swap, the buyer of credit protection agrees to pay the seller a periodic premium payment in return for the seller paying the amount under par at which a bond is trading if an event occurs that impacts the payment ability of the issuer of the underlying bonds. If such a transaction is to be physically settled, the buyer of the protection delivers to the seller a credit instrument that satisfies the delivery conditions outlined in the trade confirmation. The seller of the credit protection then pays the buyer the par value of the delivered instrument. In a cash settled transaction, the buyer of protection receives from the seller the difference between the market value of the credit instrument and the par value. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

The Portfolio may engage in options, futures contracts and options on futures contracts on high yield corporate bond indices, as well as stock indices, in order to hedge its exposure to the high yield bond market. The Portfolio may enter into stock index futures and options only when the investment adviser believes there is a correlation between the composition of part of the Portfolio and the underlying index. Hedging transactions may not be effective because of imperfect correlation and other factors. These transactions also involve a risk of loss or depreciation due to counterparty risk, unexpected market, interest rate or security price movements, and tax and regulatory constraints.

ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

EQUITY INVESTMENTS. The Portfolio may invest in common stocks, preferred stocks, warrants and other equity securities when consistent with its objective or acquired as part of a fixed-income security. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They create no ownership rights in the underlying security and pay no dividends. The price of warrants does not necessarily move parallel to the price of the underlying security.

SHORT SALES. The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box), or it holds in a segregated account cash or other liquid securities (to the extent required under the 1940
Act) in an amount equal to the current market value of the securities sold short. The Portfolio may engage in short selling under limited circumstances, such as where the Portfolio acquires stock in settlement of a bankruptcy or otherwise in connection with securities owned by the Portfolio. These transactions may require the current recognition of taxable gain under certain tax rules applicable to constructive sales. The Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

ILLIQUID SECURITIES. The Portfolio may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

LENDING PORTFOLIO SECURITIES. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

TEMPORARY INVESTMENTS. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in a realization of net short-term capital gains. During the fiscal year ended October 31, 2002, the portfolio turnover rate of the Portfolio was 88%.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) With respect to 75% of total assets of the Fund, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) Borrow money or issue senior securities except as permitted by the 1940 Act;

     (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

     (4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

     (5) Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Fund's total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

     (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

     (7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

     (8)  Make  loans  to any  person  except  by a)  the  acquisition  of  debt
          securities  and  making  portfolio  investments,   (b)  entering  into
          repurchase agreements or (c) lending portfolio securities.

     With respect to restriction (5), the Fund will construe the phrase "more than 25%" to be "25% or more".

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders. The Fund and Portfolio will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION


FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees

JESSICA M. BIBLIOWICZ  Trustee         Since 1998          President and Chief Executive           186           None
11/28/59                                                   Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.







JAMES B. HAWKES        Vice President  Trustee of the      Chairman, President and Chief           191           Director of EVC
11/9/41                and Trustee     Trust since 1991;   Executive Officer of BMR, Eaton
                                       Trustee of the      Vance, EVC and EV; Director of EV;
                                       Portfolio since     Vice President and Director of EVD.
                                       1992                Trustee and/or officer of 191
                                                           registered investment companies
                                                           in the Eaton Vance Fund Complex. Mr.
                                                           Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance and EVC and EV, which are
                                                           affiliates of the Trust and
                                                           Portfolio.

                                      7

Noninterested Trustees
                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------

DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      191           Trustee/Director of
3/26/31                                Trust since 1986;   (corporate relations and                              the Royce Funds
                                       of the Portfolio    communications company).                              (consisting of 17
                                       since 1993                                                                portfolios)

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                Trust since 1986;   Investment Banking Emeritus,                          & Co. (specialty
                                       of the Portfolio    Harvard University Graduate                           retailer) and
                                       since 1993          School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunications
                                                                                                                 services company)

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation           191           None
9/21/35                                Trust since 1986;   (an investment and financial
                                       of the Portfolio    advisory services company) since
                                       since 1993          September 2000).  Chairman,
                                                           Hellman, Jordan Management Co.,
                                                           Inc. (an investment management
                                                           company) (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Since 1998          Professor Law, University of            186           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001).  Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      171           None
2/21/30                                Trust since 1984;
                                       of the Portfolio
                                       since 1993

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and               Postitions(s) with the          Term of Office
Date of Birth             Trust/Portfolio           and Length of Service       Principal Occupation(s) During Past Five Years
-------------          ----------------------       ---------------------       ----------------------------------------------
WILLIAM H. AHERN, JR.  Vice President of the        Since 1995                  Vice President of Eaton Vance and BMR. Officer of 35
7/28/59                Trust                                                    registered  investment  companies managed  by  Eaton
                                                                                Vance or BMR.

THOMAS E. FAUST JR.    President of the Trust       Since 2002                  Executive  Vice President  of Eaton Vance,  BMR, EVC
5/31/58                                                                         and EV; Chief Investment  Officer of Eaton Vance and
                                                                                BMR and Director of EVC. Chief Executive  Officer of
                                                                                Belair Capital Fund LLC,  Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC and Belport Capital Fund LLC
                                                                                (private  investment  companies  sponsored  by Eaton
                                                                                Vance).   Officer  of  51   registered    investment
                                                                                companies managed by Eaton Vance or BMR.

THOMAS J. FETTER       Vice President of the        Since 1997                  Vice  President of Eaton Vance and BMR.  Officer  of
8/20/43                Trust                                                    127 registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS P. HUGGINS      Vice President of the        Since 2000                  Vice President of Eaton Vance and  BMR. Officer of 7
3/7/66                 Portfolio                                                registered  investment  companies  managed  by Eaton
                                                                                Vance or BMR.

MICHAEL R. MACH        Vice President of the        Since 1999                  Vice President of  Eaton Vance and  BMR. Previously,
7/15/47                Trust                                                    Managing Director  and Senior Analyst  for Robertson
                                                                                Stephens  (1998-1999).   Officer  of  24  registered
                                                                                investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH    Vice President of the        Since 1998                  Vice  President of  Eaton Vance and  BMR. Officer of
1/22/57                Trust                                                    126 registered investment companies managed by Eaton
                                                                                Vance or BMR.

                                       8

Name and               Postitions(s) with the          Term of Office
Date of Birth             Trust/Portfolio           and Length of Service       Principal Occupation(s) During Past Five Years
-------------          ----------------------       ---------------------       ----------------------------------------------

DUNCAN W. RICHARDSON   Vice President of the        Since 2001                  Senior Vice  President and Chief  Equity  Investment
10/26/57               Trust                                                    Officer  of  Eaton  Vance  and BMR.  Officer  of  41
                                                                                registered  investment companies  managed  by  Eaton
                                                                                Vance or BMR.

WALTER A. ROW, III     Vice President of the        Since 2001                  Director of Equity Research and a Vice  President of
7/20/57                Trust                                                    Eaton  Vance  and  BMR.  Officer  of  22  registered
                                                                                investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN       Vice President of the        Since 2003                  Vice  President of  Eaton Vance and BMR. Previously,
8/21/54                Trust                                                    Portfolio  Manager  and  Equity  Analyst  for  State
                                                                                Street  Global Advisors  (1980-1999).  Officer of 23
                                                                                registered  investment  companies  managed  by Eaton
                                                                                Vance or BMR.

SUSAN SCHIFF           Vice President of the        Since 2002                  Vice  President of  Eaton Vance and  BMR. Officer of
3/13/61                Trust                                                    25 registered investment companies  managed by Eaton
                                                                                Vance or BMR.

EDWARD E. SMILEY, JR.  Vice President of the        Since 1999                  Vice  President of  Eaton Vance and  BMR. Officer of
10/5/44                Trust                                                    37 registered investment companies  managed by Eaton
                                                                                Vance or BMR.

MICHAEL W. WEILHEIMER  President of the Portfolio   Since 2002*                 Vice President of Eaton Vance and  BMR. Officer of 8
2/11/61                                                                         registered  investment  companies  managed by  Eaton
                                                                                Vance or BMR.

BARBARA E. CAMPBELL    Treasurer of the Portfolio   Since 2002*                 Vice President of Eaton Vance and BMR. Officer of
6/19/57                                                                         190 registered investment companies managed by Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR      Treasurer of the Trust       Since 1989                  Vice President of BMR,  Eaton Vance and EVD. Officer
4/1/45                                                                          of 113  investment companies  managed by Eaton Vance
                                                                                or BMR.

ALAN R. DYNNER         Secretary                    Since 1997                  Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton  Vance, EVD, EV and EVC.  Officer  of 191
                                                                                registered  investment  companies  managed by  Eaton
                                                                                Vance or BMR.

* Prior to 2002, Mr. Weilheimer served as Vice President of the Portfolio since 1995 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolio. In the fiscal year ended October 31, 2002, the Nominating Committee convened seven times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. In the fiscal year ended October 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

     *    An independent report comparing fees (in the case of a renewal);
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Eaton Vance's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;
     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;
     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;
     *    Investment management staffing;
     * Operating expenses (including transfer agency expenses) paid to third parties; and
     *    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                     Aggregate Dollar Range of
                                                    Equity Securities Owned in
                         Dollar Range of Equity    All Registered Funds Overseen
                          Securities Owned in      by Trustee in the Eaton Vance
Name of Trustee                 the Fund                     Fund Complex
---------------                 --------                     ------------
Interested Trustees
 Jessica M. Bibliowicz            None                     $10,001 - $50,000
 James B. Hawkes                  None                       over $100,000
Noninterested Trustees
 Donald R. Dwight                 None                       over $100,000
 Samuel L. Hayes, III             None                       over $100,000
 Norton H. Reamer                 None                       over $100,000
 Lynn A. Stout                    None                     $10,001 - $50,000
 Jack L. Treynor                  None                       $1 - $10,000

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund, (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended October 31, 2002, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

 Source of
Compensation   Jessica M. Bibliowicz   Donald R. Dwight   Samuel L. Hayes   Norton H. Reamer   Lynn A. Stout   Jack L. Treynor
------------   ---------------------   ----------------   ---------------   ----------------   -------------   ---------------
  Trust(2)           $ 11,366            $  9,973            $ 11,254           $  9,882        $ 10,780          $ 11,305
  Portfolio             4,887               4,566(3)            5,115              4,509           4,844(4)          5,015
    Total             160,000             162,500(5)          180,000            160,000         160,000(6)        170,000

(1) As of March 1, 2003, the Eaton Vance fund complex consists of 192 registered investment companies or series thereof.
(2)  The Trust consisted of 21 Funds as of October 31, 2002.
(3)  Includes $2,510 of deferred compensation.
(4)  Includes $725 of deferred compensation.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

ORGANIZATION. The Fund is a series of the Trust, which was organized under Massachusetts law as a business trust on May 7, 1984 and is operated as an open-end management investment company. The Fund was reorganized into multiple classes and changed its name to Eaton Vance High Income Fund on April 1, 1998. The operations of Class B reflect the operations of the Fund prior to April 1, 1998. Class C is the successor to the operations of a separate series of the Trust.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held.

Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Fund's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Fund who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of the Portfolio at October 31, 2001 and the advisory fees earned during the fiscal periods shown.


Net Assets at            Advisory Fee Paid for Fiscal Periods Ended
                         ------------------------------------------
 October 31,     October 31,     October 31,     October 31,     March 31,
    2002            2002            2001            2000           2000
 -----------     -----------     -----------     -----------     ---------
$889,653,072     $6,899,519      $7,944,364      $4,416,424      $6,676,593


The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended October 31, 2002, Eaton Vance was paid $11,747 by the transfer agent for sub-transfer agency services performed on behalf of the Fund

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser or the principal underwriter). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees have approved and monitor the procedures under which Senior Loans are valued. The investment adviser and the Valuation Committee may implement new pricing methodologies or expand or reduce mark-to-market valuation of Senior Loans in the future, which may result in a change in the Fund's net asset value per share. The Fund's net asset value per share will also be affected by fair value pricing decisions and by changes in the market for Senior Loans. In determining the fair value of a Senior Loan, the investment adviser will consider relevant factors, data, and information, including: (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. The fair value of each Senior Loan is reviewed and approved by the investment adviser's Valuation Committee and by the Fund's Trustees.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS
------------------

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing

(i) sales commissions equal to 5% of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix A and Appendix B, respectively.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix A and Appendix B, respectively.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B, respectively.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Present and prospective investors may be provided with information on investing in fixed-income securities, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of

Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended October 31, 2002.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for Massachusetts and federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investment in zero coupon, deferred interest and certain payment-in-kind or other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for the Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Portfolio's taking certain positions in connection with ownership of such distressed securities.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.






Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Fund that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the Portfolio during the fiscal periods shown, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                            Commissions Paid on
                                   Amount of Transactions  Transactions Directed
     Period          Brokerage       Directed to Firms      to Firms Providing
      End         Commission Paid    Providing Research          Research
     ------       ---------------  ----------------------  ---------------------
October 31, 2002      $44,729           $11,535,628               $44,729
October 31, 2001      $ 2,877
October 31, 2000      $ 5,226
 March 31, 2000       $ 4,256

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' reports for, the Fund and the Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended October 31, 2002, as previously filed electronically with the SEC (Accession No. 0000912057-02-000528 for the Eaton Vance High Income Fund and the High Income Portfolio).

                                                                    APPENDIX A

                      CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid
   by Principal     Distribution Fee   CDSC Paid to   Uncovered Distribution               Service Fees     Repurchase Transaction
  Underwriter to    Paid to Principal   Principal    Charges (as a % of Class  Service       Paid to             Fees Paid to
Investment Dealers     Underwriter     Underwriter         Net Assets)          Fees    Investment Dealers  Principal Underwriter
------------------  -----------------  ------------  ------------------------  -------  ------------------  ----------------------
    $2,796,382         $4,663,313       $2,281,000      $29,657,000 (5.6%)    $1,577,321    $1,235,341             $23,605

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

                                    Length of Period Ended October 31, 2002
Average Annual Total Return:        One Year      Five Years      Ten Years
----------------------------        --------      ----------      ---------

Before Taxes and Excluding
 Maximum Sales Charge                - 5.46%        -2.19%          4.31%
Before Taxes and Including
 Maximum Sales Charge                - 9.73%        -2.43%          4.31%
After Taxes on Distributions and
 Excluding Maximum Sales Charge      - 9.05%        -5.95%          0.38%
After Taxes on Distributions and
 Including Maximum Sales Charge      -13.32%        -6.22%          0.38%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                        - 3.16%        -3.23%          1.70%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                        - 5.78%        -3.42%          1.70%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


  Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL     17.02%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX B

                      CLASS C FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid
   by Principal     Distribution Fee   CDSC Paid to   Uncovered Distribution               Service Fees     Repurchase Transaction
  Underwriter to    Paid to Principal   Principal    Charges (as a % of Class  Service       Paid to             Fees Paid to
Investment Dealers     Underwriter     Underwriter         Net Assets)          Fees    Investment Dealers  Principal Underwriter
------------------  -----------------  ------------  ------------------------  -------  ------------------  ----------------------
     $966,155          $1,659,159        $157,000       $28,159,000 (14.4%)    $553,515      $322,051               $9,603

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to April 1, 1998 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class C CDSC. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

                                    Length of Period Ended October 31, 2002
Average Annual Total Return:        One Year      Five Years      Ten Years
----------------------------        --------      ----------      ---------

Before Taxes and Excluding
 Maximum Sales Charge                -5.37%         -2.21%          4.14%
Before Taxes and Including
 Maximum Sales Charge                -6.22%         -2.21%          4.14%
After Taxes on Distributions and
 Excluding Maximum Sales Charge      -8.96%         -6.10%          0.19%
After Taxes on Distributions and
 Including Maximum Sales Charge      -9.81%         -6.10%          0.19%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                        -3.21%         -3.25%          1.58%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                        -3.64%         -3.25%          1.58%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


 Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL     22.23%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX C

                      ASSET COMPOSITION INFORMATION FOR THE
                                FISCAL YEAR ENDED

                                October 31, 2002
                                ----------------

                                           Percent of Net Assets
                                           ---------------------
  Cash/Short-term Obligations                      3.94%
  Debt Securities - Moody's Rating
    Aa                                             0.02%
    A                                              0.05%
    Baa                                            3.92%
    Ba                                            18.58%
    B                                             58.86%
    Caa                                            9.93%
    Ca                                             0.76%
    C                                              0.11%
  Unrated                                          3.50%
  Other - Equity Securities                        0.33%
  Total                                          100.00%


The chart above indicates the weighted average composition of the securities held by the Portfolio for the fiscal year ended October 31, 2002, with the debt securities rated by Moody's separated into the indicated categories. The weighted average indicated above was calculated on a dollar weighted basis and was computed as at the end of each month during the period. The chart does not necessarily indicate what the composition of the Portfolio will be in the current and subsequent fiscal years.

                                                                    APPENDIX D

                      DESCRIPTION OF CORPORATE BOND RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser's judgment, analysis and experience.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.
     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.
     3.   There is a lack of essential data pertaining to the issue or issuer.
     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & Poor's Ratings Group

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred - and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

NOTES: An obligation which is unrated exposes the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. Evaluation of such debt is dependent on the investment adviser's judgment, analysis and experience.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                             STATEMENT OF
                                             ADDITIONAL INFORMATION
                                             March 1, 2003





                        EATON VANCE STRATEGIC INCOME FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund, Strategic Income Portfolio ("Strategic Portfolio") and High Income Portfolio ("High Income Portfolio"). The Fund is a series of Eaton Vance Mutual Funds Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                        Page                               Page
Strategies and Risks                      2    Purchasing and Redeeming
Investment Restrictions                   8     Shares                      19
Management and Organization              10    Sales Charges                20
Investment Advisory and                        Performance                  22
 Administrative Services                 15    Taxes                        24
Other Service Providers                  17    Portfolio Securities
Calculation of Net Asset Value           18     Transactions                26
                                               Financial Statements         28


Appendix A: Class A Fees, Performance          Appendix C: Class C Fees,
 and Ownership                           29     Performance and Ownership   32
Appendix B: Class B Fees, Performance          Appendix D: Description of
 and Ownership                           31     Securities Ratings          34


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MARCH 1, 2003, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.


(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

Unless otherwise specified, references to "the Portfolio" in this SAI refer to both Strategic Income Portfolio and High Income Portfolio.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

FIXED-INCOME SECURITIES. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

Certain securities may permit the issuer at its option to "call," or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, the High Income Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security's market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, the High Income Portfolio also may invest in higher rated securities. For the High Income Portfolio asset composition by rating category, see below, and for a description of corporate bond ratings, see Appendix D.

OTHER INCOME PRODUCING SECURITIES. Other income producing securities in which Strategic Income Portfolio may invest include, but are not limited to, securities of real estate investment trusts, stripped debt obligations, closed-end investment companies (that invest primarily in debt securities the Portfolio could invest in) and common stock expected to produce income. From time to time, when consistent with its investment objective, the Portfolio may invest less than 5% of its net assets in non-income producing common stocks or other non-income producing equity securities. Securities of real estate investment trusts, such as debentures, are affected by conditions in the real estate industry and interest rates. Stripped debt obligations are comprised of principal only or interest only obligations. The value of closed-end investment company securities, which are generally traded on an exchange, is affected by demand for those securities regardless of the demand for the underlying portfolio assets. Equity securities received upon conversion of convertible securities, such as convertible bonds, may be retained. The Portfolio may also purchase warrants.

LOWER RATED SECURITIES. Investments in high yield, high risk obligations rated below investment grade, which have speculative characteristics, bear special risks. They are subject to greater credit risks, including the possibility of default or bankruptcy of the issuer. The value of such investments may also be subject to a greater degree of volatility in response to interest rate fluctuations, economic downturns and changes in the financial condition of the issuer. The value of Fund shares may decline when interest rates rise, when the supply of suitable bonds exceeds market demand, or in response to a significant drop in the stock market. These securities generally are less liquid than higher quality securities. During periods of deteriorating economic conditions and contractions in the credit markets, the ability of such issuers to service their debt, meet projected goals and obtain additional financing may be impaired. The investment adviser will take such action as it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any such obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons and firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation held or acquired as a result of any such event. Taking protective action with respect to portfolio obligations in default and assets securing such obligations will result in additional expense.

For the fiscal year ended October 31, 2002, the weighted average composition of the securities owned by High Income Portfolio, with the debt securities rated by Moody's separated into the indicated rating categories and percent of net assets, was as follows: Cash/Short-term Obligations - 3.94%; Aa - 0.02%; A - 0.05%; Baa - 3.92%; Ba - 18.58%; B - 58.86%; Caa - 9.93%; Ca - 0.76%; C - 0.11%;
Unrated - 3.50%; Other (Equity Securities) - 0.33%. The weighted average was calculated on a dollar weighted basis and was computed as at the end of each month during the period.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; forward foreign currency exchange contracts; warrants; and, for Strategic Income Portfolio, interest rate, total return, default and currency swaps. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security.












From time to time, each Portfolio may use credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. The issuer of the bonds underlying a credit default swap may be a corporation, the federal or state government or any of their agencies or instrumentalities, or a foreign government or any of its agencies or instrumentalities. In a credit default swap, the buyer of credit protection agrees to pay the seller a periodic premium payment in return for the seller paying the amount under par at which a bond is trading if an event occurs that impacts the payment ability of the issuer of the underlying bonds. If such a transaction is to be physically settled, the buyer of the protection delivers to the seller a credit instrument that satisfies the delivery conditions outlined in the trade confirmation.

The seller of the credit protection then pays the buyer the par value of the delivered instrument. In a cash settled transaction, the buyer of protection receives from the seller the difference between the market value of the credit instrument and the par value. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

MORTGAGE-BACKED SECURITIES. Strategic Income Portfolio may invest in mortgage-backed securities. While it is not possible to accurately predict the life of a particular issue of a mortgage-backed "pass-through" security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying mortgage loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, the mortgage-backed "pass-through" security is less effective than other types of obligations as a means of "locking-in" attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed "pass-through" securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce the Fund's total return. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income.

SHORT SALES. The Strategic Income Portfolio may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which it sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. It is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced the Portfolio is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Portfolio also will incur transaction costs in effecting short sales. It will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest it may be required to pay, if any, to connection with a short sale.

The Portfolio may also engage in short sales "against-the-box". Such transactions occur when it sells a security short and it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender, causing a taxable gain to be recognized. Tax rules regarding constructive sales of appreciated financial positions may also require the recognition of gains prior to the closing out of short sales against the box and other risk-reduction transaction. No more than 25% of the Portfolio's assets will be subject to short sales (including short sales against-the-box) at any one time.

CONCENTRATION. The Strategic Income Portfolio may concentrate investments in obligations of domestic and foreign companies in the group consisting of the banking and the financial services industries. Companies in the banking industry include U.S. and foreign commercial banking institutions (including their parent holding companies). Companies in the financial services industry include finance companies, diversified financial services companies and insurance and insurance holding companies. Companies engaged primarily in the investment banking, securities, investment advisory or investment company business are not deemed to be in the financial services industry for this purpose. These securities may be affected by economic or regulatory developments in or related to such industries. Sustained increases in interest rates can adversely affect the availability and cost of funds for an institution's lending activities, and a deterioration in general economic conditions could increase the institution's exposure to credit losses.

Moreover, High Income Portfolio may invest up to 25% of its assets in any one industry, which may expose the Portfolio to unique risks of that industry. Accordingly, the Portfolio's investments may have significant exposure to certain sectors of the economy and thus may react differently to political or economic developments than the market as a whole.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment or when-issued transactions are not entered into for the purpose of investment leverage.

SENIOR LOANS. The High Income Portfolio may invest in interests in senior floating rate loans ("Senior Loans"). Senior Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are primarily the London Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the High Income Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest was required to be refunded, it could negatively affect the Fund's performance.

Senior Loans may not be rated by a rating agency, and may not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. A high percentage of Senior Loans in the loan portfolio have been assigned ratings by independent rating agencies which are likely to be below investment grade. In the event Senior Loans are not rated, they are likely to be of equivalent below investment grade quality. Because of the protective features of Senior Loans, the investment adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The investment adviser does not view ratings as the determinative factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

ILLIQUID SECURITIES. The Portfolio may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the

Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

LENDING PORTFOLIO SECURITIES. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

EQUITY INVESTMENTS. The High Income Portfolio may invest in common stocks, preferred stocks, warrants and other equity securities when consistent with its objective or acquired as part of a fixed-income security. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They create no ownership rights in the underlying security and pay no dividends. The price of warrants does not necessarily move parallel to the price of the underlying security.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

INTEREST RATE AND TOTAL RETURN SWAPS. The Strategic Income Portfolio will enter into interest rate and total return swaps only on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes and because a segregated account will be used, the Portfolio will not treat them as being subject to the Portfolio's borrowing restrictions. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate or total return swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregated asset value at least equal to the accrued excess will be segregated by the Portfolio's custodian. The Portfolio will not enter into any interest rate or total return swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by BMR. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The interest rate swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the interest rate swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

TEMPORARY INVESTMENTS. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. A high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains. The Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Portfolio's rate of turnover and may increase the incidence of net short-term capital gains allocated to the Fund by the Portfolio which, upon distribution by the Fund, are taxable to Fund shareholders as ordinary income.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Purchase any security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if such purchase, at the time thereof, would cause 25% or more of the Fund's total assets (taken at market value) to be invested in the securities of issuers in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction;

     (2) Borrow money or issue senior securities except as permitted by the 1940 Act;

     (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

     (4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

     (5) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

     (6) Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities, provided that the Fund may enter into all types of futures and forward contracts on currency, securities and securities, economic and other indices and may purchase and sell options on such futures contracts; or

     (7) Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, and (c) lending portfolio securities.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in other open-end management investment companies in the same group of investment companies with the same investment adviser as the Portfolio (or an affiliate) if, with respect to such assets, the other companies' permitted investments are substantially the same as those of the Fund.

The Portfolios have adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, except that High Income Portfolio has the following additional fundamental policies:

     (8) With respect to 75% of total assets of the Portfolio, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Portfolio (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

     (9) Purchase any security if such purchase, at the time thereof would cause 25% or more of the Portfolio's total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for the purpose of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

The following nonfundamental investment policies been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.


                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolios     Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees

JESSICA M. BIBLIOWICZ  Trustee         Since 1998          President and Chief Executive           186           None
11/28/59                                                   Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee         Trustee of the      Chairman, President and Chief           191           Director of EVC
11/9/41                                Trust since 1991;   Executive Officer of BMR, Eaton
                                       of the Portfolios   Vance, EVC and EV; Director of EV;
                                       since 1992          Vice President and Director of EVD.
                                                           Trustee and/or officer of 191
                                                           registered investment companies
                                                           in the Eaton Vance Fund Complex. Mr.
                                                           Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance and EVC and EV, which are
                                                           affiliates of the Trust and
                                                           Portfolios.

Noninterested Trustees

DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      191           Trustee/Director of
3/26/31                                Trust since 1986;   (corporate relations and                              the Royce Funds
                                       of the Portfolios   communications company).                              (consisting of 17
                                       since 1993                                                                portfolios)

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                Trust since 1986;   Investment Banking Emeritus,                          & Co. (specialty
                                       of the Portfolios   Harvard University Graduate                           retailer) and
                                       since 1993          School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunications
                                                                                                                 services company)

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation           191           None
9/21/35                                Trust since 1986;   (an investment and financial
                                       of the Portfolios   advisory services company) since
                                       since 1993          September 2000).  Chairman,
                                                           Hellman, Jordan Management Co.,
                                                           Inc. (an investment management
                                                           company) (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).






LYNN A. STOUT          Trustee         Since 1998          Professor Law, University of            186           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001).  Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      171           None
2/21/30                                Trust since 1984;
                                       of the Portfolios
                                       since 1993

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and               Positions(s) with the          Term of Office
Date of Birth             Trust/Portfolios          and Length of Service       Principal Occupation(s) During Past Five Years
-------------          ----------------------       ---------------------       ----------------------------------------------
WILLIAM H. AHERN, JR.  Vice President of the        Since 1995                  Vice President of Eaton Vance and BMR. Officer of 35
7/28/59                Trust                                                    registered  investment  companies managed  by  Eaton
                                                                                Vance or BMR.

THOMAS E. FAUST JR.    President of the Trust       Since 2002                  Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV; Chief Investment  Officer of Eaton Vance and
                                                                                BMR  and Director  of EVC. Chief  Executive  Officer
                                                                                of Belair Capital  Fund LLC,  Belcrest  Capital Fund
                                                                                LLC, Belmar  Capital Fund  LLC and  Belport  Capital
                                                                                Fund LLC (private investment  companies sponsored by
                                                                                Eaton Vance).  Officer of 51  registered  investment
                                                                                companies managed by Eaton Vance or BMR.

THOMAS J. FETTER       Vice President of the        Since 1997                  Vice  President of Eaton Vance and BMR.  Officer  of
8/20/43                Trust                                                    127 registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS P. HUGGINS      Vice President of High       Since 2000                  Vice President of Eaton Vance and  BMR. Officer of 7
3/7/66                 Income Portfolio                                         registered  investment  companies  managed  by Eaton
                                                                                Vance or BMR.

MICHAEL R. MACH        Vice President of the        Since 1999                  Vice President of  Eaton Vance and  BMR. Previously,
7/15/47                Trust                                                    Managing Director  and Senior Analyst  for Robertson
                                                                                Stephens  (1998-1999).   Officer  of  24  registered
                                                                                investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH    Vice President of the        Since 1998                  Vice  President of  Eaton Vance and  BMR. Officer of
1/22/57                Trust                                                    126 registered investment companies managed by Eaton
                                                                                Vance or BMR.

DUNCAN W. RICHARDSON   Vice President of the        Since 2001                  Senior Vice  President and Chief  Equity  Investment
10/26/57               Trust                                                    Officer  of  Eaton  Vance  and BMR.  Officer  of  41
                                                                                registered  investment companies  managed  by  Eaton
                                                                                Vance or BMR.

WALTER A. ROW, III     Vice President of the        Since 2001                  Director of Equity Research and a Vice  President of
7/20/57                Trust                                                    Eaton  Vance  and  BMR.  Officer  of  22  registered
                                                                                investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN       Vice President of the        Since 2003                  Vice  President of  Eaton Vance and BMR. Previously,
8/21/54                Trust                                                    Portfolio  Manager  and  Equity  Analyst  for  State
                                                                                Street  Global Advisors  (1980-1999).  Officer of 23
                                                                                registered  investment  companies  managed  by Eaton
                                                                                Vance or BMR.

SUSAN SCHIFF           Vice President of the        Since 2002                  Vice  President of  Eaton Vance and  BMR. Officer of
3/13/61                Trust and Strategic                                      25 registered investment companies  managed by Eaton
                       Income Portfolio                                         Vance or BMR.

EDWARD E. SMILEY, JR.  Vice President of the        Since 1999                  Vice  President of  Eaton Vance and  BMR. Officer of
10/5/44                Trust                                                    37 registered investment companies  managed by Eaton
                                                                                Vance or BMR.

MARK VENEZIA           President of Strategic       Since 2002*                 Vice President of Eaton Vance and  BMR. Officer of 3
5/23/49                Income Portfolio                                         registered  investment  companies  managed by  Eaton
                                                                                Vance or BMR.

MICHAEL W. WEILHEIMER  President of High Income     Since 2002*                 Vice President of Eaton Vance and  BMR. Officer of 8
2/11/61                Portfolio                                                registered  investment  companies  managed by  Eaton
                                                                                Vance or BMR.

BARBARA E. CAMPBELL    Treasurer of the Portfolios  Since 2002*                 Vice President  of Eaton Vance  and BMR.  Officer of
6/19/57                                                                         190 registered investment companies managed by Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR      Treasurer of the Trust       Since 1989                  Vice President of BMR,  Eaton Vance and EVD. Officer
4/1/45                                                                          of 113  investment companies  managed by Eaton Vance
                                                                                or BMR.

ALAN R. DYNNER         Secretary                    Since 1997                  Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton  Vance, EVD, EV and EVC.  Officer  of 191
                                                                                registered  investment  companies  managed by  Eaton
                                                                                Vance or BMR.

* Prior to 2002, Mr. Venezia served as Vice President of Strategic Income Portfolio since 1992, Mr. Weilheimer served as Vice President of High Income Portfolio since 1995 and Ms. Campbell served as Assistant Treasurer of Strategic Income Portfolio since 1998 and of High Income Portfolio since 1993.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolio. In the fiscal year ended October 31, 2002, the Nominating Committee convened seven times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the and the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. In the fiscal year ended October 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

     *    An independent report comparing fees (in the case of a renewal);
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Eaton Vance's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;
     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;
     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;
     *    Investment management staffing;
     * Operating expenses (including transfer agency expenses) paid to third parties; and
     *    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.


SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                       Aggregate Dollar Range
                                                        of Equity Securities
                                                       Owned in All Registered
                           Dollar Range of Equity     Funds Overseen by Trustee
                            Securities Owned in        in the Eaton Vance Fund
   Name of Trustee               the Fund                      Complex
   ---------------         -----------------------    -------------------------
Interested Trustees
 Jessica M. Bibliowicz             None                   $10,001 - $50,000
 James B. Hawkes               $1 - $10,000                 over $100,000

Noninterested Trustees
 Donald R. Dwight                  None                     over $100,000
 Samuel L. Hayes, III              None                     over $100,000
 Norton H. Reamer                  None                     over $100,000
 Lynn A. Stout                     None                   $10,001 - $50,000
 Jack L. Treynor                   None                     $1 - $10,000


As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended October 31, 2002, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

   Source of
  Compensation    Jessica M. Bibliowicz   Donald R. Dwight   Samuel L. Hayes   Norton H. Reamer   Lynn A. Stout   Jack L. Treynor
  ------------    ---------------------   ----------------   ---------------   ----------------   -------------   ---------------
    Trust(2)           $ 11,366              $  9,973           $ 11,254          $  9,882         $  10,780         $ 11,305
Strategic Income
   Portfolio              2,465                 2,543(3)           2,801             2,501            2,624(4)          2,665
     Total              160,000               162,500(5)         180,000           160,000          160,000(6)        170,000

(1) As of March 1, 2003, the Eaton Vance fund complex consists of 192 registered investment companies or series thereof.
(2)  The Trust consisted of 21 Funds as of October 31, 2002.
(3)  Includes $1,399 of deferred compensation.
(4)  Includes $393 of deferred compensation.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

The interested and noninterested Trustees of High Income Portfolio are the same persons as those of the Strategic Income Portfolio. The Committee structure and Trustee compensation policies of High Income Portfolio and Strategic Income Portfolio are identical.

ORGANIZATION

The Fund is a series of the Trust, which was organized under Massachsuetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested.

The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities. Unless otherwise specified, the description of the Investment Advisory Agreement set forth below describes each Portfolio's Agreement.

For a description of the compensation that Strategic Income pays the investment adviser, see the prospectus. The following table sets forth the net assets of Strategic Income and the advisory fees earned during the three fiscal years ended October 31, 2002.

 Net Assets at                 Advisory Fee Paid for Fiscal Year Ended
                               ---------------------------------------
October 31, 2002       October 31, 2002   October 31, 2001    October 31, 2000
----------------       ----------------   ----------------    ----------------
  $190,452,642             $922,671           $851,827            $827,576

With respect to assets of the Fund invested in High Income Portfolio, the investment adviser's monthly fee is equal to the aggregate of (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each category as set forth below, plus (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same category bears to the total daily net assets on such day) in each category.

                                                     Annual          Daily
Category   Daily Net Assets                        Asset Rate     Income Rate
--------   ----------------                        ----------     -----------
1          up to $500 million                        0.300%          3.00%
2          $500 million but less than $1 billion     0.275%          2.75%
3          $1 billion but less than $1.5 billion     0.250%          2.50%
4          $1.5 billion but less than $2 billion     0.225%          2.25%
5          $2 billion but less than $3 billion       0.200%          2.00%
6          $3 billion and over                       0.175%          1.75%


For the fiscal years ended October 31, 2002 and 2001, the High Income Portfolio advisory fee equaled 0.60% and 0.64%, respectively of the Portfolio's average daily net assets. For the period of April 1, 2000 to October 31, 2000, and for the fiscal year ended March 31, 2000, High Income Portfolio advisory fees equaled 0.62% (annualized) and 0.60%, respectively, of average daily net assets.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.


Strategic Income Portfolio has engaged BMR to act as its Administrator under an Administration Agreement. The Administration Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of Strategic Income Portfolio and (ii) by the vote of a majority of those Trustees of Strategic Income Portfolio who are not interested persons of the Portfolio or of the Administrator. Under the Administration Agreement, BMR is obligated to provide oversight of custodial services to Strategic Income Portfolio and provide certain valuation, legal, accounting and tax assistance and services in connection with certain investments. In return, Strategic Income Portfolio pays BMR as compensation under the Administration Agreement a monthly fee in the amount of 0.0125%

(equivalent to 0.15% annually) of the average daily net assets of Strategic Income Portfolio. For the fiscal years ended October 31, 2002, 2001 and 2000, Strategic Income Portfolio paid BMR administration fees of $278,297, $245,934 and $235,441, respectively.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended October 31, 2002, Eaton Vance was paid $3,455 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

Debt securities (other than mortgage-backed, "pass-through" securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage-backed "pass-through" securities are valued using an independent matrix pricing system applied by the investment adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations maturing in sixty days or less are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the current exchange rate. Equity securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices, or if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Investments for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars on one of the principal markets for such currencies. Generally, trading in foreign securities, derivative instruments and currencies is substantially completed each day at various times prior to the time a Portfolio calculates its net asset value. If an event materially affecting the values of such securities, instruments or currencies occurs between the time such values are determined and the time net asset value is calculated, such securities, instruments or currencies may be valued at fair value.

Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance Funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 4.5% of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on November 1, 1997 for the Class A Plan and June 23, 1997 for the Class B and Class C plans. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities. In calculating after-tax returns, the Fund will, in general, assume that its shareholders are U.S. individual taxpayers subject to federal income taxes at the highest marginal rate then applicable to ordinary income and long-term capital gains. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. In calculating after-tax returns, distributions made by the Fund are assumed to be reduced by the amount of taxes payable on the distribution, and the after-tax proceeds of the distribution are reinvested in the Fund at net asset value on the reinvestment date.

Present and prospective investors may be provided with information on fixed income securities, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended October 31, 2001.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolios are treated as partnerships for Massachusetts and federal tax purposes, neither the Fund nor the Portfolios should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The High Income Portfolio's investment in zero coupon, and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for the Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Portfolio's taking certain positions in connection with ownership of such distressed securities.





The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


The following table shows brokerage commissions paid by the Strategic Income Portfolio during the Portfolio's three most recent fiscal years ended October 31, 2002, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                          Amount of         Commissions Paid
                                         Transactions        on Transactions
Fiscal Year             Brokerage      Directed to Firms    Directed to Firms
   End               Commission Paid   Providing Research   Providing Research
-----------          ---------------  -------------------   -------------------
October 31, 2002         $38,174          $612,732,809            $38,174

October 31, 2001         $36,273

October 31, 2000         $30,431

For the High Income Portfolio:

                                          Amount of         Commissions Paid
                                         Transactions        on Transactions
   Period               Brokerage      Directed to Firms    Directed to Firms
    End              Commission Paid   Providing Research   Providing Research
-----------          ---------------  -------------------   -------------------
October 31, 2002        $44,729           $11,535,628             $44,729

October 31, 2001        $ 2,877

October 31, 2000        $ 5,226

 March 31, 2000         $ 4,256

                          FINANCIAL STATEMENTS

The audited financial statements of, and the independent accountants' reports for, the Fund and Strategic Income Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

The audited financial statements of, and the report of independent auditors' for, the High Income Portfolio are incorporated by reference into this SAI. A copy of the financial statements and report accompany this SAI.

Registrant incorporates by reference the audited financial information for the Fund and each Portfolio for the fiscal year ended October 31, 2002, as previously filed electronically with the SEC (Accession No. 0000912057-02-000044 for the Fund and Strategic Income Portfolio and 0000912057-02-000523 for High Income Portfolio).

                                                                    APPENDIX A

                      CLASS A FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by the Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

Total Sales     Sales Charges to      Sales Charges to      Total Service      Service Fees Paid       Repurchase Transaction Fees
Charges Paid   Investment Dealers   Principal Underwriter     Fees Paid      to Investment Dealers    Paid to Principal Underwriter
------------   ------------------   ---------------------   -------------    ---------------------    -----------------------------
  $258,140          $243,683               $14,457             $37,333              $18,641                         $633

For the fiscal years ended October 31, 2001 and October 31, 2000, total sales charges of $167,866 and $121,371, respectively, were paid on sales of Class A, of which the principal underwriter received $10,346 and $5,477, respectively.

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return prior to the date this Class was first offered reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.


                                         Length of Period Ended October 31, 2002
Average Annual Total Return:             One Year      Five Years      Ten Years
----------------------------             --------      ----------      ---------
Before Taxes and Excluding Maximum
 Sales Charge                             2.68%          3.47%           6.10%
Before Taxes and Including Maximum
 Sales Charge                            -2.19%          2.47%           5.58%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          -0.71%          0.04%           3.04%
After Taxes on Distributions and
 Including Maximum Sales Charge          -5.42%          1.01%           2.54%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                             1.69%          1.08%           3.53%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            -1.30%          0.29%           3.10%

   Class A commenced operations on January 23, 1998

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


Charles Schwab & Co. Inc.          San Francisco, CA          7.01%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX B

                      CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid
   by Principal     Distribution Fee   CDSC Paid to   Uncovered Distribution               Service Fees     Repurchase Transaction
  Underwriter to    Paid to Principal   Principal    Charges (as a % of Class  Service       Paid to             Fees Paid to
Investment Dealers     Underwriter     Underwriter         Net Assets)          Fees    Investment Dealers  Principal Underwriter
------------------  -----------------  ------------  ------------------------  -------  ------------------  ----------------------
    $1,179,103         $1,302,311        $427,000       $30,163,000 (17.4%)    $431,668       $342,637              $4,833


PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.


                                         Length of Period Ended October 31, 2002
Average Annual Total Return:             One Year      Five Years      Ten Years
----------------------------             --------      ----------      ---------
Before Taxes and Excluding Maximum
 Sales Charge                             1.96%          2.75%           5.73%
Before Taxes and Including Maximum
 Sales Charge                            -2.75%          2.48%           5.73%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          -1.11%         -0.45%           2.83%
After Taxes on Distributions and
 Including Maximum Sales Charge          -5.81%         -0.76%           2.83%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                             1.26%          0.67%           3.32%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            -1.63%          0.44%           3.32%


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL     30.00%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX C

                      CLASS C FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid
   by Principal     Distribution Fee   CDSC Paid to   Uncovered Distribution               Service Fees     Repurchase Transaction
  Underwriter to    Paid to Principal   Principal    Charges (as a % of Class  Service       Paid to             Fees Paid to
Investment Dealers     Underwriter     Underwriter         Net Assets)          Fees    Investment Dealers  Principal Underwriter
------------------  -----------------  ------------  ------------------------  -------  ------------------  ----------------------
    $264,190             $338,701         $8,000        $4,831,000 (10.6%)     $112,869       $88,075              $1,668


PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to November 1, 1997 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class C CDSC. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.


                                         Length of Period Ended October 31, 2002
Average Annual Total Return:             One Year      Five Years      Ten Years
----------------------------             --------      ----------      ---------
Before Taxes and Excluding Maximum
 Sales Charge                             1.95%          2.75%           5.84%
Before Taxes and Including Maximum
 Sales Charge                             1.01%          2.75%           5.84%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          -1.13%         -0.46%           3.03%
After Taxes on Distributions and
 Including Maximum Sales Charge          -2.07%         -0.46%           3.03%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                             1.25%          0.66%           3.38%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                             0.67%          0.66%           3.38%

   Predecessor Fund commenced operations on May 25, 1994

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL     9.14%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX D

                        DESCRIPTION OF SECURITIES RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM DEBT

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:


     --   Leading market positions in well established industries.

     --   High rates of return on funds employed.

     -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well established access to a range of financial markets and assured sources of alternate liquidity.


Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & Poor's Ratings Group

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred - and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH RATINGS

INVESTMENT GRADE BOND RATINGS

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

HIGH YIELD BOND RATINGS

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default.  Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F-1".

"NR" indicates that Fitch does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                             STATEMENT OF
                                             ADDITIONAL INFORMATION
                                             March 1, 2003


            EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
             EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                 EATON VANCE TAX-MANAGED MID-CAP CORE FUND
             EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
             EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
                EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                     EATON VANCE TAX-MANAGED VALUE FUND
                          The Eaton Vance Building
                              255 State Street
                        Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Funds and their corresponding Portfolios. Each Fund is a series of Eaton Vance Mutual Funds Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                 Page                                     Page

Strategies and Risks               2    Purchasing and Redeeming Shares    19
Investment Restrictions            4    Sales Charges                      21
Management and Organization        6    Performance                        24
Investment Advisory and                 Taxes                              25
 Administrative Services          14    Portfolio Securities
Other Service Providers           18     Transactions                      27
Calculation of Net Asset Value    19    Financial Statements               29

            Appendix A: Class A Fees, Performance and Ownership   30
            Appendix B: Class B Fees, Performance and Ownership   34
            Appendix C: Class C Fees, Performance and Ownership   37
            Appendix D: Class D Fees, Performance and Ownership   40

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED MARCH 1, 2003, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of a Portfolio's policy of investing at least 80% of net assets in a particular type of investment, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

TAX-MANAGED INVESTING. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of an equity mutual fund - price appreciation, distributions of income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of net taxable investment income and net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates as high as 38.6%. Distributions of realized long-term gains (on stocks held for more than one year) are taxed at rates up to 20%. Returns derived from price appreciation are untaxed until the shareholder redeems his or her shares. Upon redemption, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the redemption and the shareholder's adjusted tax basis is realized.

Each Fund is similar to retirement planning products such as variable annuities and IRAs. As a mutual fund, however, each Fund avoids a number of structural disadvantages inherent in a variable annuity - including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. Variable annuities offer tax-free exchanges and a death benefit, which are not offered by a Fund. Eligibility to invest in IRAs and annual contributions to IRAs are limited. Contributions to deductible IRAs can be made from pre-tax dollars and distributions from Roth IRAs are not taxed if certain requirements are met.

An analysis of long-term hypothetical returns achievable from a tax-managed equity fund that achieves returns predominantly from unrealized gains compared to a conventional equity mutual fund and a variable annuity can illustrate the fundamental soundness of a tax-managed equity fund investment. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and a variable annuity. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund or to a variable annuity can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in a Fund cannot be predicted.

EQUITY INVESTMENTS. Each Portfolio invests primarily in common stocks and securities convertible into common stocks. Each Portfolio also may invest in investment-grade preferred stocks, debt securities (normally limited to securities convertible into common stocks), warrants and other securities and instruments.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indicies and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of currency futures and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securites will be covered by ownership of the securities subject to the call option or an offsetting option.

ASSET COVERAGE. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

LENDING PORTFOLIO SECURITIES. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

SHORT SALES. A Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

The ability to use short sales against-the-box, certain equity swaps and certain equity collar strategies as a tax-efficient management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out within thirty days of the end of the Portfolio's taxable year and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

TEMPORARY INVESTMENTS. A Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. Each Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other mutual funds with a similar investment strategy, except to the extent each Portfolio sells securities in order to generate capital losses. Selling securities to generate capital losses will increase each Portfolio's turnover rate and the trading costs it incurs.






                            INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;

     (2) Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

     (3)  Engage in the underwriting of securities;

     (4) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

     (5) Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) (except for Tax-Managed Small-Cap Growth and Tax-Managed International Growth Funds) lending cash consistent with applicable law;

     (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

     (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in anyone industry.

Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, Tax-Managed Equity Asset Allocation Fund may invest its investable assets in other open-end management companies in the same group of investment companies as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

     . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel a Fund and Portfolio to dispose of such security or other asset.

                          MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of each Portfolio. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.


                                                                                             Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolios     Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees

JESSICA M. BIBLIOWICZ  Trustee         Trustee of the      President and Chief Executive           186           None
11/28/59                               Trust and Small-    Officer of National Financial
                                       Cap Growth and      Partners (financial services
                                       International       company) (since April 1999).
                                       Growth Portfolios-  President and Chief Operating
                                       1998; Multi-Cap     Officer of John A. Levin & Co.
                                       Opportunity         (registered investment adviser)
                                       Portfolio-2000;     (July 1997 to April 1999) and a
                                       Mid-Cap Core,       Director of Baker, Fentress &
                                       Small-Cap Value     Company which owns John A. Levin
                                       and Value           & Co. (July 1997 to April 1999).
                                       Portfolios-2001     Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Vice President  Trustee of the      Chairman, President and Chief           191           Director of EVC
11/9/41                and Trustee     Trust since 1991;   Executive Officer of BMR, Eaton
                                       of Small-Cap        Vance, EVC and EV; Director of EV;
                                       Growth and          Vice President and Director of EVD.
                                       International       Trustee and/or officer of 191
                                       Growth Portfolios-  registered investment companies
                                       1998, of Multi-Cap  in the Eaton Vance Fund Complex. Mr.
                                       Opportunity         Hawkes is an interested person
                                       Portfolio-2000,     because of his positions with BMR,
                                       and of Value        Eaton Vance and EVC and EV, which are
                                       Portfolio-2001      affiliates of the Trust and
                                       President and       Portfolios.
                                       Trustee of Mid-Cap
                                       Core and Small-Cap
                                       Value Portfolios-
                                       2001

                                      6

Noninterested Trustees
                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolios     Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------

DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      191           Trustee/Director of
3/26/31                                Trust since 1986;   (corporate relations and                              the Royce Funds
                                       of Small-Cap Growth communications company).                              (consisting of 17
                                       and International                                                         portfolios)
                                       Growth Portfolios-
                                       1998; of Multi-Cap
                                       Opportunity
                                       Portfolio-2000;
                                       and of Mid-Cap
                                       Core, Small-Cap
                                       Value and Value
                                       Portfolios-2001

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                Trust since 1986;   Investment Banking Emeritus,                          & Co. (specialty
                                       of Small-Cap Growth Harvard University Graduate                           retailer) and
                                       and International   School of Business                                    Telect, Inc.
                                       Growth Portfolios-  Administration.                                       (telecommunications
                                       1998; of Multi-Cap                                                        services company)
                                       Opportunity
                                       Portfolio-2000;
                                       and of Mid-Cap
                                       Core, Small-Cap
                                       Value and Value
                                       Portfolios-2001


NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation           191           None
9/21/35                                Trust since 1986;   (an investment and financial
                                       of Small-Cap Growth advisory services company) since
                                       and International   September 2000).  Chairman,
                                       Growth Portfolios-  Hellman, Jordan Management Co.,
                                       1998; of Multi-Cap  Inc. (an investment management
                                       Opportunity         company) (since November 2000).
                                       Portfolio-2000;     Advisory Director of Berkshire
                                       and of Mid-Cap      Capital Corporation (investment
                                       Core, Small-Cap     banking firm) (since June 2002).
                                       Value and Value     Formerly Chairman of the Board,
                                       Portfolios-2001     United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

                                       7

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolios     Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------

LYNN A. STOUT          Trustee         Trustee of the      Professor Law, University of            186           None
9/14/57                                Trust and Small-    California at Los Angeles School
                                       Cap Growth and      of Law (since July 2001).  Formerly,
                                       International       Professor of Law, Georgetown
                                       Growth Portfolios-  University Law Center.
                                       1998; of Multi-Cap
                                       Opportunity
                                       Portfolio-2000;
                                       and of Mid-Cap
                                       Core, Small-Cap
                                       Value and Value
                                       Portfolios-2001

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      171           None
2/21/30                                Trust since 1984;
                                       of Small-Cap Growth
                                       and International
                                       Growth Portfolios-
                                       1998; of Multi-Cap
                                       Opportunity
                                       Portfolio-2000;
                                       and of Mid-Cap
                                       Core, Small-Cap
                                       Value and Value
                                       Portfolios-2001

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and               Postitions(s) with the          Term of Office
Date of Birth             Trust/Portfolio           and Length of Service       Principal Occupation(s) During Past Five Years
-------------          ----------------------       ---------------------       ----------------------------------------------
THOMAS E. FAUST JR.    President of the Trust;       President of the Trust     Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                Vice President of Mid-        since 2002; Vice President and EV; Chief Investment  Officer of Eaton Vance and
                       Cap and Small-Cap Value       of the Mid-Cap Core and    and BMR and Director of EVC. Chief Executive Officer
                       Portfolios                    Small-Cap Value Portfolios of Belair Capital  Fund LLC,  Belcrest  Capital Fund
                                                     since 2001                 LLC, Belmar  Capital Fund  LLC and  Belport  Capital
                                                                                Fund LLC (private investment  companies sponsored by
                                                                                Eaton Vance).  Officer of 51  registered  investment
                                                                                companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.  Vice President of the        Since 1995                  Vice President of Eaton Vance and BMR. Officer of 35
7/28/59                Trust                                                    registered  investment  companies managed  by  Eaton
                                                                                Vance or BMR.

KIERSTEN CHRISTENSEN   Vice President of            Since 2002                  Vice  President  of  Eaton  Vance  and  BMR.  Equity
10/21/65               International Growth                                     analyst at  Eaton Vance  since August 2000 and prior
                       Portfolio                                                thereto was a portfolio  manager and  equity analyst
                                                                                at  Lloyd  George  Investment  Management  (Bermuda)
                                                                                Limited. Officer of  1 registered investment company
                                                                                managed by Eaton Vance or BMR.

ARIEH COLL             Vice President of Multi-     Since 2000                  Vice  President of Eaton Vance and BMR.  Officer  of
11/9/63                Cap Opportunity Portfolio                                3 registered  investment companies  managed by Eaton
                                                                                Vance or BMR.

                                       8

Name and               Postitions(s) with the          Term of Office
Date of Birth             Trust/Portfolio           and Length of Service       Principal Occupation(s) During Past Five Years
-------------          ----------------------       ---------------------       ----------------------------------------------

THOMAS J. FETTER       Vice President of the        Since 1997                  Vice  President of Eaton Vance and BMR.  Officer  of
8/20/43                Trust                                                    127 registered investment companies managed by Eaton
                                                                                Vance or BMR.

WILLIAM R. HACKNEY,III Vice President of Mid-Cap    Since 2001                  Managing   Partner  and member   of  the   Executive
4/12/48                 Cap Core Portfolio                                      Committee   of  Atlanta   Capital.   Officer  of   3
                                                                                registered  investment companies  managed  by  Eaton
                                                                                Vance or BMR.

MICHAEL R. MACH        Vice President of the        For the Trust since 1999;   Vice President of  Eaton Vance and  BMR. Previously,
7/15/47                Trust and Value Portfolio    Value Portfolio since 2001  Managing Director  and Senior Analyst  for Robertson
                                                                                Stephens  (1998-1999).   Officer  of  24  registered
                                                                                investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH    Vice President of the        Since 1998                  Vice  President of  Eaton Vance and  BMR. Officer of
1/22/57                Trust                                                    126 registered investment companies managed by Eaton
                                                                                Vance or BMR.

PAUL J. MARSHALL       Vice President of Mid-Cap    Since 2001                  Vice President of Atlanta Capital. Portfolio manager
5/2/65                 Core Portfolio                                           for Bank of America Capital Management (1995-2000).
                                                                                Officer of 2 registered investment companies managed
                                                                                by Eaton Vance or BMR.

GEORGE C. PIERIDES     Vice President of Small-Cap  Since 2001                  Managing Director  of Fox.  Officer of 2  registered
12/16/57               Value Portfolio                                          investment companies  managed by Eaton Vance or BMR.

CHARLES B. REED        Vice President of Mid-Cap    Since 1998                  Vice President of Atlanta Capital. Portfolio manager
10/9/65                Core Portfolio                                           with  the  Florida  State  Board  of  Administration
                                                                                (1995-1998).   Officer   of 2  registed   investment
                                                                                companies manged by Eaton Vance or BMR.

DUNCAN W. RICHARDSON   Vice President of the        Vice President of the       Senior Vice  President and Chief  Equity  Investment
10/26/57               Trust; President of          Trust since 2001;           Officer  of  Eaton  Vance  and BMR.  Officer  of  41
                       International Growth,        President of the Portfolios registered  investment companies  managed  by  Eaton
                       Multi-Cap Opportunity,        since 2002                  Vance or BMR.
                       Small-Cap Growth and
                       Value Portfolios

WALTER A. ROW, III     Vice President of the        Since 2001                  Director of Equity Research and a Vice  President of
7/20/57                Trust                                                    Eaton  Vance  and  BMR.  Officer  of  22  registered
                                                                                investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN       Vice President of the        Since 2003                  Vice  President of  Eaton Vance and BMR. Previously,
8/21/54                Trust                                                    Portfolio  Manager  and  Equity  Analyst  for  State
                                                                                Street  Global Advisors  (1980-1999).  Officer of 23
                                                                                registered  investment  companies  managed  by Eaton
                                                                                Vance or BMR.

SUSAN SCHIFF           Vice President of the        Since 2002                  Vice  President of  Eaton Vance and  BMR. Officer of
3/13/61                Trust                                                    25 registered investment companies  managed by Eaton
                                                                                Vance or BMR.

EDWARD E. SMILEY, JR.  Vice President of the        Since 1999                  Vice  President of  Eaton Vance and  BMR. Officer of
10/5/44                Trust                                                    37 registered investment companies  managed by Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR      Treasurer of the Trust       Since 1989                  Vice President of BMR,  Eaton Vance and EVD. Officer
4/1/45                                                                          of 113  investment companies  managed by Eaton Vance
                                                                                or BMR.

MICHELLE A. ALEXANDER  Treasurer of the Mid-Cap    Since 2002*                  Vice  President  of  Eaton  Vance  and  BMR.   Chief
8/25/69                Core, Small-Cap Growth                                   Financial  Officer  of  Belair  Capital  Fund   LLC,
                       and Small-Cap Value                                      Belcrest  Capital  Fund LLC, Belmar Capital Fund LLC
                       Portfolios                                               and Belport  Capital  Fund LLC  (private  investment
                                                                                companies   sponsored   by   EVM).  Officer   of  84
                                                                                registered  investment  companies  managed  by Eaton
                                                                                Vance or BMR.

KRISTIN S. ANAGNOST    Treasurer of International  Since 2002*                  Assistant  Vice President of  Eaton  Vance  and BMR.
6/12/65                Growth and Multi-Cap                                     Officer  of  109  registered  investment   companies
                       Opportunity Portfolios                                   managed by Eaton Vance or BMR.

                                       9

Name and               Postitions(s) with the          Term of Office
Date of Birth             Trust/Portfolio           and Length of Service       Principal Occupation(s) During Past Five Years
-------------          ----------------------       ---------------------       ----------------------------------------------
BARBARA E. CAMPBELL    Treasurer of the Value       Since 2002*                 Vice President of Eaton Vance and BMR. Officer of
6/19/57                Portfolio                                                191 registered investment companies managed by Eaton
                                                                                Vance or BMR.

ALAN R. DYNNER         Secretary                    For the Trust since 1997;   Vice President, Secretary and Chief Legal Officer of
10/10/40                                            Small-Cap Growth and        BMR, Eaton  Vance, EVD, EV and EVC.  Officer  of 191
                                                    International Growth        registered  investment  companies  managed by  Eaton
                                                    Portfolios since 1998;      Vance or BMR.
                                                    Multi-Cap Opportunity
                                                    Portfolio since 2000; and
                                                    Mid-Cap Core, Small-Cap
                                                    Value and Value Portfolios
                                                    since 2001

* Prior to 2002, Ms. Alexander served as Assistant Treasurer of Small-Cap Growth Portfolio since 1998 and of Small-Cap Value and Mid-Cap Core Portfolios since 2001, Ms. Anagnost served as Assistant Treasurer of International Growth Portfolio since 1998 and of Multi-Cap Opportunity Portfolio since 2000 and Ms. Campbell served as Assistant Treasurer of Value Portfolio since 2001.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolios as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolios. In the fiscal year ended October 31, 2002, the Nominating Committee convened five times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolios, and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein. In the fiscal year ended October 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Tax-Managed Equity Asset Allocation Fund and each Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

     .    An independent report comparing fees (in the case of a renewal);

     . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;


     . Sales and redemption data in respect of the Fund (in the case of a renewal);

     . The economic outlook and the general investment outlook in the relevant investment markets;

     .    Eaton  Vance's  results  and  financial   condition  and  the  overall
          organization of the investment adviser;

     .    Arrangements regarding the distribution of Fund shares;

     .    The procedures used to determine the fair value of each Fund's assets;

     . The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

     . Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;



     . The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

     . The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;

     .    Investment management staffing;

     . Operating expenses (including transfer agency expenses) paid to third parties; and

     .    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Tax-Managed Equity Asset Allocation Fund and each Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Tax-Managed Equity Asset Allocation Fund and each Portfolio. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders. The Special Committee followed the same deliberations when reviewing the subadvisory agreements for the Mid-Cap Core and Small-Cap Value Portfolios.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                                           Dollar Range of Equity Securities Owned by
                                                                           ------------------------------------------
                        Fund Name                           Jessica M. Bibliowicz(1)   James B. Hawkes(1)  Donald R. Dwight(2)
                        ---------                           --------------------------  ---------------------  ---------------------
         Tax-Managed Equity Asset Allocation Fund                      None                 over $100,000              None
          Tax-Managed International Growth Fund                        None                     None                   None
              Tax-Managed Mid-Cap Core Fund                            None                     None                   None
          Tax-Managed Multi-Cap Opportunity Fund                       None                     None                   None
          Tax-Managed Small-Cap Growth Fund 1.2                        None                     None                   None
             Tax-Managed Small-Cap Value Fund                          None                     None                   None
                Tax-Managed Value Fund                                 None              $50,001 - $100,000            None

Aggregate Dollar Range of Equity Securities Owned in all
Registered Funds Overseen by Trustee in the Eaton Vance
Family of Funds                                                   $10,001 - $50,000           over $100,000          over $100,000
                        Fund Name                           Samuel L. Hayes(2)  Norton H. Reamer(2)  Lynn A. Stout(2)
                        ---------                           --------------------  ---------------------  ------------------
         Tax-Managed Equity Asset Allocation Fund                   None                  None                  None
          Tax-Managed International Growth Fund                     None                  None                  None
              Tax-Managed Mid-Cap Core Fund                         None                  None                  None
          Tax-Managed Multi-Cap Opportunity Fund                    None                  None                  None
          Tax-Managed Small-Cap Growth Fund 1.2                     None                  None                  None
             Tax-Managed Small-Cap Value Fund                       None                  None                  None
                  Tax-Managed Value Fund                            None                  None                  None

Aggregate Dollar Range of Equity Securities Owned in all
Registered Funds Overseen by Trustee in the Eaton Vance
Family of Funds                                               over $100,000           over $100,000        $10,001 - $50,000

                        Fund Name                            Jack L. Treynor(2)
                        ---------                            -------------------
         Tax-Managed Equity Asset Allocation Fund                   None
          Tax-Managed International Growth Fund                     None
              Tax-Managed Mid-Cap Core Fund                         None
          Tax-Managed Multi-Cap Opportunity Fund                    None
          Tax-Managed Small-Cap Growth Fund 1.2                     None
             Tax-Managed Small-Cap Value Fund                       None
                  Tax-Managed Value Fund                            None

Aggregate Dollar Range of Equity Securities Owned in all       $1 - $10,000
Registered Funds Overseen by Trustee in the Eaton Vance
Family of Funds

(1) Interested Trustees
(2) Noninterested Trustees

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.


During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.


Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios). During the fiscal year ended October 31, 2002, the Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

 Source of Compensation   Jessica M. Bibliowicz  Donald R. Dwight  Samuel L. Hayes  Norton H. Reamer  Lynn A. Stout
 ----------------------   ---------------------  ----------------  ---------------  ----------------  -------------
       Trust(2)               $ 11,366           $  9,973           $ 11,254          $  9,882       $ 10,780
  International Growth
       Portfolio                 1,404              1,657(3)           1,795             1,620          1,651(4)
 Mid-Cap Core Portfolio              3                  2(3)               3                 2              3
 Multi-Cap Opportunity
       Portfolio                   696                814(3)             904               804            809(4)
    Small-Cap Growth
       Portfolio                 3,058              3,038(3)           3,382             2,992          3,168(4)
    Small-Cap Value
       Portfolio                     3                  2(3)               3                 2              3
    Value Portfolio              4,039              3,859(3)           4,308             3,806          4,068(4)
 Trust and Fund Complex        160,000            162,500(5)        180,000            160,000        160,000(6)

 Source of Compensation    Jack L. Treynor
 ----------------------    ---------------
       Trust(2)               $ 11,305
  International Growth           1,633
       Portfolio
 Mid-Cap Core Portfolio              3
 Multi-Cap Opportunity             800
       Portfolio
    Small-Cap Growth             3,235
       Portfolio
    Small-Cap Value                  3
       Portfolio
    Value Portfolio              4,196
 Trust and Fund Complex        170,000

(1) As of March 1, 2003, the Eaton Vance fund complex consists of 192 registered investment companies or series thereof.
(2)  The Trust consisted of 21 Funds as of October 31, 2002.
(3) Includes deferred compensation as follows: Mid-Cap Core -- $1; Multi-Cap Opportunity -- $442; Small-Cap Growth -- $1,668; Small-Cap Value -- $1; International Growth -- $911; and Value -- $2,122.
(4) Includes deferred compensation as follows: Multi-Cap Opportunity -- $120; Small-Cap Growth -- $473; International Growth -- $247; and Value -- $609.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

ORGANIZATION. The Fund is a series of the Trust, which was organized under Massachusetts lw on May 7, 1984 and is operated as an open-end management investment company. On March 1, 2002, Tax-Managed Multi-Cap Opportunity Fund changed its name from "Eaton Vance Tax-Managed Capital Appreciation Fund" to "Eaton Vance Tax-Managed Multi-Cap Opportunity Fund" and Tax-Managed Small-Cap Growth Fund changed its name from "Eaton Vance Tax-Managed Emerging Growth Fund 1.2" to "Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2".

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolios were organized as trusts under the laws of the state of New York on June 22, 1998 (Small-Cap Growth and International Growth Portfolios), on February 28, 2000 (Multi-Cap Appreciation Portfolio), on February 13, 2001 (Value Portfolio) and on December 10, 2001 (Mid-Cap Core and Small-Cap Value Portfolios) and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.


For a description of the compensation paid to the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee for each Portfolio is computed as follows:

         TAX-MANAGED EQUITY ASSET ALLOCATION FUND

                                           Annual Fee Rate
 Average Daily Net Assets for the Month    (for each level)
 --------------------------------------    ----------------
 $500 million but less than $1 billion           0.750%
 $1 billion but less than $1.5 billion           0.725%
 $1.5 billion but less than $2.5 billion         0.700%
 $2.5 billion and over                           0.675%

             INTERNATIONAL GROWTH PORTFOLIO

                                          Annual Fee Rate
 Average Daily Net Assets for the Month   (for each level)
 --------------------------------------   ----------------
 $500 million but less than $1 billion        0.9375%
 $1 billion but less than $2.5 billion        0.8750%
 $2.5 billion but less than $5 billion        0.8125%
 $5 billion and over                          0.7500%

                 MID-CAP CORE PORTFOLIO

                                          Annual Fee Rate
 Average Daily Net Assets for the Month   (for each level)
 --------------------------------------   ----------------
 $500 million but less than $1 billion         0.750%
 $1 billion but less than $2.5 billion         0.725%
 $2.5 billion but less than $5 billion         0.700%
 $5 billion and over                           0.675%


             MULTI-CAP OPPORTUNITY PORTFOLIO

                                          Annual Fee Rate
 Average Daily Net Assets for the Month   (for each level)
 --------------------------------------   ----------------
 $500 million but less than $1 billion        0.625%
 $1 billion but less than $2.5 billion        0.600%
 $2.5 billion and over                        0.600%

               SMALL-CAP GROWTH PORTFOLIO

                                          Annual Fee Rate
 Average Daily Net Assets for the Month   (for each level)
 --------------------------------------   ----------------
 $500 million but less than $1 billion        0.5625%
 $1 billion but less than $1.5 billion        0.5000%
 $1.5 billion and over                        0.4375%

                SMALL-CAP VALUE PORTFOLIO

                                          Annual Fee Rate
 Average Daily Net Assets for the Month   (for each level)
 --------------------------------------   ----------------
 $500 million but less than $1 billion       0.9375%
 $1 billion but less than $2.5 billion       0.8750%
 $2.5 billion but less than $5 billion       0.8125%
 $5 billion and over                         0.7500%

                     VALUE PORTFOLIO

                                          Annual Fee Rate
 Average Daily Net Assets for the Month   (for each level)
 --------------------------------------   ----------------
 $500 million but less than $1 billion         0.625%
 $1 billion and over                           0.600%

Pursuant to Investment Sub-Advisory Agreements between BMR and each sub-adviser, BMR pays the following compensation to Atlanta Capital Management Company L.L.C. ("Atlanta Capital") and Fox Asset Management LLC ("Fox") for providing sub-advisory services to Mid-Cap Core Portfolio and Small-Cap Value Portfolio, respectively:

                 MID-CAP CORE PORTFOLIO

                                          Annual Fee Rate
 Average Daily Net Assets for the Month   (for each level)
 --------------------------------------   ----------------
 up to $500 million                            .5500%
 $500 million but less than $1 billion         .5250%
 $1 billion but less than $2.5 billion         .5125%
 $2.5 billion but less than $5 billion         .5000%
 $5 billion and over                           .4875%

                SMALL-CAP VALUE PORTFOLIO

                                          Annual Fee Rate
 Average Daily Net Assets for the Month   (for each level)
 --------------------------------------   ----------------
 up to $500 million                           .75000%
 $500 million but less than $1 billion        .71875%
 $1 billion but less than $2.5 billion        .68750%
 $2.5 billion but less than $5 billion        .65625%
 $5 billion and over                          .62500%


At October 31, 2002, Tax-Managed Equity Asset Allocation Fund had net assets of $101,532,435. For the period from the start of business, March 4, 2002, to October 31, 2002, the Fund paid Eaton Vance advisory fees of $33,700 and the Fund's allocated portion of the advisory fees paid by the Portfolios in which it invests totaled $241,282.

Prior to July 23, 2001, the assets of Tax-Managed International Growth Fund were managed by Eaton Vance under an investment advisory agreement substantially identical to the agreement between the Portfolio and BMR. For the period from November 1, 2000 to July 22, 2001 and for the fiscal year ended October 31, 2000, Tax-Managed International Growth Fund paid Eaton Vance advisory fees of $1,425,387 and $1,566,601, respectively. At October 31, 2002, International Growth Portfolio had net assets of $95,919,607. For the fiscal year ended October 31, 2002 and for the period from the start of business, July 23, 2001, to October 31, 2001, the Portfolio paid BMR advisory fees of $1,224,128 and $415,217, respectively.

At October 31, 2002, Mid-Cap Core Portfolio had net assets of $17,149,012. For the period from the start of business, March 1, 2002, to October 31, 2002, the Portfolio paid BMR advisory fees of $49,008. In addition, the BMR paid Atlanta Capital sub-advisory fees of $33,693 for the same period.

At October 31, 2002, Multi-Cap Opportunity Portfolio had net assets of $48,895,998. For the fiscal years ended October 31, 2002 and 2001 and for the period from the start of business, June 29, 2000, to October 31, 2000, the Portfolio paid BMR advisory fees of $317,728, $125,344 and $5,964, respectively.

Prior to March 1, 2001, the assets of Small-Cap Growth Portfolio's predecessor were managed by Eaton Vance under an investment advisory agreement substantially identical to the agreement between the Portfolio and BMR. For the period from November 1, 2000 to February 28, 2001 and for the fiscal year ended October 31, 2000, the Portfolio's predecessor paid Eaton Vance advisory fees of $908,801and $2,404,929, respectively. For the fiscal year ended October 31, 2002, Small-Cap Growth Portfolio had net assets of $209,074,328. For the fiscal year ended October 31, 2002 and for the period from the start of business, March 1, 2001, to October 31, 2001, the Portfolio paid BMR advisory fees of $1,778,849 and $1,479,594, respectively.

At October 31, 2002, Small-Cap Value Portfolio had net assets of $17,339,943. For the period from the start of business March 1, 2002, to October 31, 2002, the Portfolio paid BMR advisory fees of $66,714. In addition, the BMR paid Fox sub-advisory fees of $50,035 for the same period.

Prior to July 23, 2001, the assets of Tax-Managed Value Fund were managed by Eaton Vance under an investment advisory agreement substantially identical to the agreement between the Portfolio and BMR. For the period from November 1, 2000 to July 23, 2001 and for the period from the start of business, December 27, 1999, to October 31, 2000, Tax-Managed Value Fund paid Eaton Vance advisory fees of $973,786 and $135,508, respectively. At October 31, 2002, Value Portfolio had net assets of $562,360,707. For the fiscal year ended October 31, 2002 and for the period from the start of business, July 23, 2001, to October 31, 2001, the Portfolio paid BMR advisory fees of $3,757,322 and $749,662, respectively.

Each Investment Advisory Agreement and Investment Sub-Advisory Agreement with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust, in the case of Tax-Managed Equity Asset Allocation Fund, or the Portfolio, as the case may be cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust, in the case of Tax-Managed Equity Asset Allocation Fund, or the Portfolio, as the case may be or by vote of a majority of the outstanding voting securities of the Tax-Managed Equity Asset Allocation Fund or the Portfolio, as the case may be. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of Tax-Managed Equity Asset Allocation Fund or the Portfolio, as the case may be, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, and each Fund (except Tax-Managed International Growth which pays no fee) is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

The following table sets forth the net assets of each Fund at October 31, 2002 and the administration fees paid during the three fiscal years ended October 31, 2002.

                                                                        Administration Fee Paid for Fiscal Years Ended
                                                                        ----------------------------------------------
         Fund                           Net Assets at 10/31/02          10/31/02         10/31/01             10/31/00
         ----                           ----------------------          --------         --------             --------
 Tax-Managed Equity Asset Allocation(1)     $101,532,435                $51,196(6)          N/A                  N/A
 Tax-Managed Mid-Cap /Core(2)                  7,223,923                  4,079(2)          N/A                  N/A
 Tax-Managed Multi-Cap Opportunity(3)         38,756,300                 59,194           22,787               416(4)
 Tax-Managed Small-Cap Growth(5)              36,280,276                 61,504           15,211(6)              N/A
 Tax-Managed Small-Cap Value(7)                7,290,615                  4,913             N/A                  N/A
 Tax-Managed Value                           537,108,327                859,616         398,405                 31,393(8)

(1) For the period from the start of business, March 4, 2002, to October 31, 2002. In addition, the Administrator was allocated $75,216 of Fund expenses during the same period.
(2) For the period from the start of business, March 4, 2002, to October 31, 2002. In addition, the Administrator was allocated $85,069 of Fund expenses during the same period.
(3) In addition, the Administrator was allocated $25,910, $152,107 and $30,214, respectively, of Fund expenses for the fiscal years ended October 31, 2002 and 2001 and for the period from the start of business, June 29, 2000, to October 31, 2000.
(4) For the period from the start of business, June 30, 2000, to October 31, 2000.
(5) In addition, the Administrator was allocated $111,469 and $101,445, respectively, of Fund expenses for the fiscal year ended October 31, 2002 and for the period from the start of business, March 1, 2001, to October 31, 2001.
(6) For the period from the start of business, March 1, 2001, to October 31, 2001.
(7) For the period from the start of business, March 4, 2002, to October 31, 2002. In addition, the Administrator was allocated $87,268 of Fund expenses during the same period.
(8) For the period from the start of business, December 27, 1999, to October 31, 2000.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro-rata share of such fee. For the fiscal year ended October 31, 2002, Eaton Vance was paid as follows by the transfer agent for sub-transfer agency services performed on behalf of each Fund:

Tax-Managed Equity Asset      Tax-Managed       Tax-Managed Multi-Cap    Tax-Managed     Tax-Managed     Tax-Managed    Tax-Managed
      Allocation          International Growth      Opportunity        Small-Cap Growth  Mid-Cap Core  Small-Cap Value      Value
        $1,956                   $6,285               $1,954                $1,934         $239             $343           $13,153

INFORMATION ABOUT ATLANTA CAPITAL MANAGEMENT. Atlanta Capital is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. At December 31, 2002, Atlanta Capital's assets under management totalled approximately $6.8 billion. Atlanta Capital was founded in 1969 as a registered investment adviser. All of the employees of Atlanta Capital are employees of Eaton Vance Acquisitions, an Eaton Vance subsidiary, and own stock of EVC.



INFORMATION ABOUT FOX. Fox, an indirect majority-owned subsidiary of Eaton Vance, is a New Jersey based registered investment adviser that manages equity, fixed-income and balanced portfolios. The Managing Directors of Fox are George
C. Pierides, John R. Sampson and James O'Mealia and J. Peter Skirkanich is President and Chief Investment Officer. Fox's address is 44 Sycamore Avenue, Little Silver, New Jersey.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. Each investment adviser and the sub-adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.


EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                            OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B, Class C and Class D shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B, Class C and Class D shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to Tax-Managed Equity Asset Allocation Fund and each Portfolio. IBT has custody of all cash and securities of Tax-Managed Equity Asset Allocation Fund, maintains the Fund's general ledger and computes the daily net asset value of shares of the Fund. IBT has custody of all cash and securities representing each Fund's interest in their respective Portfolios, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with Tax-Managed Equity Asset Allocation Fund and each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Tax-Managed Equity Asset Allocation Fund and each Portfolio is computed by IBT (as agent and custodian for the Tax-Managed Equity Asset Allocation Fund and each Portfolio) by subtracting the liabilities of the Fund and each Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Trust and each Portfolio have established the following procedures for the fair valuation of the Fund's and each Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                        PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B, Class C and Class D Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SELECTION OF SECURITIES USED TO MEET GROWTH PORTFOLIO REDEMPTIONS. Investors in Growth Portfolio (including Tax- Managed Equity Asset Allocation Fund) may redeem all or a portion of their interests in the Portfolio at net asset value on a daily basis. Redemptions by Tax-Managed Equity Asset Allocation Fund's shareholders currently are met entirely in cash, but distributions of securities generally are used to meet redemptions by investors in the Portfolio who have contributed securities and may in the future be used to meet redemptions by Fund shareholders. See "Redeeming Shares" in the prospectus. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to redemptions by investors who contributed securities, and with respect to the securities contributed by such investors. Within seven years of a contribution of securities (or, for securities contributed prior to June 9, 1997, within five years of contribution) (the "initial holding period"), the Portfolio will not distribute such securities to any investor other than the contributing investor unless the contributing investor has withdrawn from the Portfolio. In meeting a redemption of an investor who contributed securities within the initial holding period after the contribution by such investor, the Portfolio will not, unless requested by the redeeming investor, distribute any securities other than the securities contributed by the redeeming investor while retaining all or a portion of the securities contributed by such investor if the value of the distributed securities exceeds the tax cost basis in the Portfolio of the contributing investor. In addition, upon the request at any time of a redeeming investor in the Portfolio that contributed securities, the Portfolio will utilize securities held in the Portfolio that were contributed by such investor to meet the redemption. After expiration of the initial holding period, redeeming investors in the Portfolio who contributed securities generally may request a diversified basket of securities, the composition of which will be determined in the investment adviser's discretion. These redemption practices constrain the selection of securities distributed to meet redemptions (particularly during the initial holding period) and, consequently, may adversely affect the performance of the Portfolio and Tax-Managed Equity Asset Allocation Fund. The Trustees of the Portfolio believe that the potential advantages for the Portfolio to be derived from attracting contributions of securities that would not be made in the absence of these redemption practices outweigh the potential disadvantages of reduced flexibility to select securities to meet redemption. Such redemptions are conducted in accordance with procedures adopted by the Trustees of the Portfolio. It is impossible to predict whether the net result of in kind redemptions by the Portfolio will be beneficial or detrimental to Tax-Managed Equity Asset Allocation Fund's performance.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                 SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A shares shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value
(1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B and Class D shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B and Class D shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance Funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

CONVERSION FEATURE. Class B shares of the Tax-Managed Equity Asset Allocation, Tax-Managed Mid-Cap Core, Tax-Managed Multi-Cap Opportunity, Tax-Managed Small-Cap Growth and Tax-Managed Small-Cap Value Funds and Class D shares of Tax-Managed International and Tax-Managed Value Funds (the "Conversion Shares") held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Conversion Shares which the shareholder elects to reinvest in Conversion Shares will be considered to be held in a separate sub-account. Upon the conversion of Conversion Shares not acquired through the reinvestment of distributions, a pro rata portion of the Conversion Shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Conversion Shares being converted bear to the total of Conversion Shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B or Class D shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B or Class D shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a  compensation-type  Distribution Plan (the "Class
B, Class C and Class D Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B, Class C and Class D shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% (in the case of Class B and Class D shares of Tax-Managed International Growth and Tax-Managed Value Funds) and 6.25% (in the case of Class B shares of the other Funds and the Class C shares of all Funds) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and Class D shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares and 1.5% on Class D shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B, Class C and Class D Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B, Class C and Class D shares. Because payments to the principal underwriter under the Class B, Class C and Class D Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B, Appendix C and Appendix D.

The Class B, Class C and Class D Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B and Class D, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and
(b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B, Appendix C and Appendix D.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on: June 19, 2000 for Tax-Managed Multi-Cap Opportunity for Class A, Class B and Class C shares; October 16, 2000 for Tax-Managed Small-Cap Growth for Class A, Class B and Class C shares; January 6, 1998 for Tax-Managed International Growth for Class A, Class B and Class C shares; August 16, 1999 for Tax-Managed Value for Class A, Class B and Class C shares; December 11, 2000 for Tax-Managed International Growth and Tax-Managed Value for Class D shares and December 10, 2001 for Tax-Managed Equity Asset Allocation, Tax-Managed Mid-Cap Core and Tax-Managed Small-Cap Value for Class A, Class B and Class C shares of each Fund. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Present and prospective investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar, references to Tax Freedom Day and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     .    cost associated with aging parents;

     .    funding a college education (including its actual and estimated cost);

     .    health care expenses (including actual and projected expenses);

     . long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Atlanta Capital, Fox, Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                     TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended October 31, 2002.

Because each Fund invests its assets in one or more Portfolios, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for a Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio(s) in which it invests and (ii) will be entitled to the gross income of such Portfolio(s) attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, no Fund or Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.








If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of Tax-Managed International Growth Fund's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes.

Each Fund, other than Tax-Managed International Growth Fund, also may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of each of these Funds will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by each Fund (except Tax-Managed International Growth Fund) which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the investment adviser or sub-adviser of each Portfolio (each referred to herein as "the
investment  adviser").   Tax-Managed  Equity  Asset  Allocation  Fund  and  each
Portfolio are responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.







It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Tax-Managed Equity Asset Allocation Fund and each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for Tax-Managed Equity Asset Allocation Fund and each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by Tax-Managed Equity Asset Allocation Fund and each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where Tax-Managed Equity Asset Allocation Fund and each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to Tax-Managed Equity Asset Allocation Fund and each Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The table below shows brokerage commissions paid by each Portfolio for the periods specified in the table, as well as the amount of security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or sub-adviser of each Portfolio (each referred to herein as "the investment adviser") or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the period prior to March 1, 2001 (in the case of Small-Cap Growth Portfolio) and July 23, 2001 (in the case of International Growth and Value Portfolios), the table provides information for each such Portfolio's predecessor.

                                                                                 Amount of Transactions      Commissions Paid on
                                                                                   Directed to Firms       Transactions Directed to
                         Brokerage Commissions Paid for the Fiscal Year Ended      Providing Research      Firms Providing Research
                         ----------------------------------------------------    ----------------------    ------------------------
      Portfolio             10/31/02           10/31/01           10/31/00              10/31/02                 10/31/02
      ---------             --------           --------           --------              --------                 --------
  Mid-Cap Core             $   27,537(1)       $  --            $    --                 $ 13,639,978               $   23,233
  Multi-Cap Opportunity       567,222           105,970            4,721(2)            216,806,122                  558,042
  International Growth        812,514           232,629(4)       531,123(3)             88,803,436                  805,176
  Small-Cap Growth          1,601,825           82,874(5)        276,128(3)            594,975,344                1,585,768
  Small-Cap Value              42,020(6)          --                 --                  6,092,537                   12,310
  Value                     3,509,058          686,270(4)        138,642(7)          2,383,272,526                3,338,053

(1) For the period from the commencement of operations, March 1, 2002, to October 31, 2002.
(2) For the period from the commencement of operations, June 29, 2000, to October 31, 2000.
(3) Brokerage commissions paid by Small-Cap Growth Portfolio's and International Growth Portfolio's predecessor.
(4) For the period from International Growth Portfolio and Value Portfolio's commencement of operations, July 23, 2001, to October 31, 2001.
(5) For the period from the commencement of operations, March 1, 2001, to October 31, 2001.
(6) For the period from the commencement of operations, March 1, 2002, to October 31, 2002.
(7) Brokerage commission paid by Value Portfolio's predecessor for the period from the commencement of its operations, December 27, 1999 to October 31, 2000.

                               FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' reports for, the Funds and Portfolios, appear in each Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended October 31, 2002, as previously filed electronically with the SEC:

                  Eaton Vance Equity Asset Allocation Fund
                    (Accession No. 0001047469-03-000881)
             Eaton Vance Tax-Managed International Growth Fund
                 Tax-Managed International Growth Portfolio
                    (Accession No. 0001047469-03-000815)
                 Eaton Vance Tax-Managed Mid-Cap Core Fund
                     Tax-Managed Mid-Cap Core Portfolio
                    (Accession No. 0001047469-03-001013)
             Eaton Vance Tax-Managed Multi-Cap Opportunity Fund
                Tax-Managed Multi-Cap Opportunity Portfolio
                    (Accession No. 0001047469-03-000709)
             Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2
                   Tax-Managed Small-Cap Growth Portfolio
                    (Accession No. 0001047469-03-000901)
                Eaton Vance Tax-Managed Small-Cap Value Fund
                   Tax-Managed Small-Cap Value Portfolio
                    (Accession No. 0001047469-03-000878)
                     Eaton Vance Tax-Managed Value Fund
                        Tax-Managed Value Portfolio
                      (Accession No. 0001047469-03-000814)

                                                                    APPENDIX A

                     CLASS A FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by each Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                       Repurchase
                                                                                                        Service Fees  Transaction
                                                                          Sales Charges                    Paid to    Fees Paid to
                                      Total Sales    Sales Charges to     to Principal   Total Service   Investment    Principal
 Fund                                 Charges Paid  Investment Dealers     Underwriter     Fees Paid       Dealers     Underwriter
 ----                                 ------------  ------------------    -------------  -------------  ------------  ------------
 Tax-Managed Equity Asset Allocation*    $878,533       $752,521           $126,012       $  27,265      $  3,966          382.50
 Tax-Managed International Growth         169,458        147,574             21,884         111,422        66,502          552.50
 Tax-Managed Mid-Cap Core*                 52,276         45,090              7,186           3,335           193           25
 Tax-Managed Multi-Cap Opportunity        135,880        115,864             20,016          34,482        12,477          375
 Tax-Managed Small-Cap Growth             252,535        215,128             37,407          36,589         5,718        1,080
 Tax-Managed Small-Cap Value*              47,173         40,715              6,458           2,707           324           62.50
 Tax-Managed Value                      1,715,729      1,466,481            249,248         477,878        185,853       5,135

For the fiscal years ended October 31, 2001 and October 31, 2000, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts.

                                           October 31, 2001    October 31, 2001     October 31, 2000     October 31, 2000
                                             Total Sales       Sales Charges to       Total Sales        Sales Charges to
 Fund                                        Charges Paid    Principal Underwriter    Charges Paid     Principal Underwriter
 ----                                      ----------------  ---------------------  ----------------   ---------------------
 Tax-Managed International Growth            $ 542,618           $  79,487             $1,249,060           $177,283

 Tax-Managed Multi-Cap Opportunity             269,538              39,093                  4,578                676**

 Tax-Managed Small-Cap Growth****              229,558              34,312                     --                 --

 Tax-Managed Value                           3,016,421             407,355                468,181             65,957***

* For the period from the start of business, March 4, 2002, to October 31, 2002.
** For the period from the start of business, June 29, 2000, to October 31, 2000.
*** For the period from the start of business, December 27, 1999, to October 31, 2000.
****For the period from the start of business, March 1, 2001, to October 31, 2001.

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of Tax-Managed Small-Cap Growth Fund 1.2 was first offered reflects the total return of Class A shares of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1. The total return of Class A shares of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 has not been adjusted to reflect differences in certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return shown below would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. Tax-Managed International Growth Fund's Returns After Taxes may reflect foreign tax credits passed by the Fund to its shareholders.

TAX-MANAGED EQUITY ASSET ALLOCATION FUND    Length of Period Ended October 31, 2002
Average Annual Total Return:                             Life of Fund
----------------------------                             ------------
Before Taxes and Excluding Maximum Sales Charge*           -18.10%
Before Taxes and Including Maximum Sales Charge*           -22.81%

     Class A commenced operations March 4, 2002.

TAX-MANAGED INTERNATIONAL GROWTH FUND                                            Length of Period Ended October 31, 2002
Average Annual Total Return:                                                         One Year           Life of Fund
---------------------------                                                        -----------         ------------
Before Taxes and Excluding Maximum Sales Charge                                      -27.48%              -12.84%
Before Taxes and Including Maximum Sales Charge                                      -31.67%              -13.97%
After Taxes on Distributions and Excluding Maximum Sales Charge                      -27.40%              -12.81%
After Taxes on Distributions and Including Maximum Sales Charge                      -31.59%              -13.95%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       -16.78%              - 9.64%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       -19.35%              -10.44%

     Class A commenced operations April 22, 1998.

TAX-MANAGED MID-CAP CORE FUND            Length of Period Ended October 31, 2002
Average Annual Total Return:                          Life of Fund
---------------------------                           ------------
Before Taxes and Excluding Maximum Sales Charge         -14.70%
Before Taxes and Including Maximum Sales                -19.60%
     Class A commenced operations March 4, 2002.

TAX-MANAGED MULTI-CAP OPPORTUNITY FUND                                           Length of Period Ended October 31, 2002
Average Annual Total Return:                                                         One Year           Life of Fund
----------------------------                                                        -----------          -------------
Before Taxes and Excluding Maximum Sales Charge                                      -13.48%               -12.84%
Before Taxes and Including Maximum Sales Charge                                      -18.45%               -15.06%
After Taxes on Distributions and Excluding Maximum Sales Charge                      -13.48%               -12.84%
After Taxes on Distributions and Including Maximum Sales Charge                      -18.45%               -15.02%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       - 8.28%               -10.07%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       -11.33%               -11.74%

     Class A commenced operations June 30, 2000.

TAX-MANAGED SMALL-CAP GROWTH FUND 1.2                                             Length of Period Ended October 31, 2002
Average Annual Total Return:                                                      One Year    Five Years      Life of Fund
----------------------------                                                      --------    ----------     -------------
Before Taxes and Excluding Maximum Sales Charge                                   -22.60%       -4.85%           -5.25%
Before Taxes and Including Maximum Sales Charge                                   -27.06%       -5.98%           -6.34%
After Taxes on Distributions and Excluding Maximum Sales Charge                   -22.60%       -4.85%           -5.25%
After Taxes on Distributions and Including Maximum Sales Charge                   -27.06%       -5.98%           -6.34%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge    -13.88%       -3.80%           -4.10%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge    -16.61%       -4.66%           -4.93%

     Class A commenced operations March 1, 2001. Class A of Tax-Managed Small-Cap Growth Fund 1.1 commenced operations September 25, 1997.


TAX-MANAGED SMALL-CAP VALUE FUND         Length of Period Ended October 31, 2002
Average Annual Total Return:                          Life of Fund
----------------------------                           ------------
Before Taxes and Excluding Maximum Sales Charge*          -11.40%
Before Taxes and Including Maximum Sales Charge*          -16.49%
     Class A commenced operations March 4, 2002.

TAX-MANAGED VALUE FUND                                                              Length of Period Ended October 31, 2002
Average Annual Total Return:                                                           One Year           Life of Fund
----------------------------                                                           ---------          -------------
Before Taxes and Excluding Maximum Sales Charge                                        - 8.50%                 2.64%
Before Taxes and Including Maximum Sales Charge                                        -13.77%                 0.53%
After Taxes on Distributions and Excluding Maximum Sales Charge                        - 8.50%                 2.64%
After Taxes on Distributions and Including Maximum Sales Charge                        -13.77%                 0.53%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         - 5.22%                 2.13%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         - 8.46%                 0.42%

     Class A commenced operations December 27, 1999.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Tax-Managed Equity Asset Allocation Fund     Merrill Lynch, Pierce, Fenner & Smith     Jacksonville, FL       13.1%
Tax-Managed Mid-Cap Core Fund                Merrill Lynch, Pierce, Fenner & Smith     Jacksonville, FL        7.2%
                                             Raymond James & Associates Inc.           St. Petersburg, FL      5.7%
                                             Wharton P. Whitaker                       Barrington, RI          5.4%
Tax-Managed Small-Cap Growth Fund 1.2        Merrill Lynch, Pierce, Fenner & Smith     Jacksonville, FL        6.2%
Tax-Managed Small-Cap Value Fund             Eaton Vance Management                    Boston, MA              8.2%
                                             Merrill Lynch, Pierce, Fenner & Smith     Jacksonville, FL        5.6%
Tax-Managed Value Fund                       Merrill Lynch, Pierce, Fenner & Smith     Jacksonville, FL        8.9%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                    APPENDIX B

                     CLASS B FEES, PERFORMANCE & OWNERSHIOP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                      Distribution Fee                             Uncovered Distribution
                                          Sales            Paid to             CDSC Paid to       Charges (as a % of Class
                 Fund                   Commission  Principal Underwriter  Principal Underwriter         Net Assets)
                 ----                   ----------  ---------------------  ---------------------  ------------------------
Tax-Managed Equity Asset Allocation*   $   836,777       $   74,712              $ 28,000              $1,558,000 (5.0%)
Tax-Managed International Growth           140,625          316,225               270,000               3,800,000 (12.8%)
Tax-Managed Mid-Cap Core*                   38,839            3,293                   649                  70,000 ( 5.6%)
Tax-Managed Multi-Cap Opportunity          116,604           90,766                40,000                  63,000 ( 6.3%)
Tax-Managed Small-Cap Growth               248,081           80,077                46,000                 753,000 ( 7.8%)
Tax-Managed Small-Cap Value*                54,098            8,142                 3,000                 108,000 ( 4.6%)
Tax-Managed Value                        2,123,981        1,406,063               697,000                7,754,000 ( 4.4%)

                                                    Service Fees      Repurchase Transaction
                                        Service       Paid to              Fees Paid to
                 Fund                    Fees    Investment Dealers   Principal Underwriter
                 ----                   -------  ------------------  ------------------------
Tax-Managed Equity Asset Allocation*   $ 19,143    $    6,584              $  240
Tax-Managed International Growth        110,050        90,029                 550
Tax-Managed Mid-Cap Core*                   854           225                  12.50
Tax-Managed Multi-Cap Opportunity        29,600        14,111                 575
Tax-Managed Small-Cap Growth             26,094         6,480                 385
Tax-Managed Small-Cap Value*              2,231         2,202                  32.50
Tax-Managed Value                       463,394       219,192               5,707

* For the period from the start of business, March 4, 2002, to October 31, 2002.

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of Tax-Managed Small-Cap Growth Fund 1.2 was first offered reflects the total return of Class B shares of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1. The total return of Class B shares of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 has not been adjusted to reflect differences in certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return shown below would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. Tax-Managed International Growth Fund's Returns After Taxes may reflect foreign tax credits passed by the Fund to its shareholders.

TAX-MANAGED EQUITY ASSET ALLOCATION FUND    Length of Period Ended October 31, 2002
Average Annual Total Return:                             Life of Fund
----------------------------                             ------------
Before Taxes and Excluding Maximum Sales Charge*             -18.30%
Before Taxes and Including Maximum Sales Charge*             -22.38%

      Class B commenced operations March 4, 2002.

TAX-MANAGED INTERNATIONAL GROWTH FUND                                            Length of Period Ended October 31, 2002
Average Annual Total Return:                                                         One Year           Life of Fund
---------------------------                                                        -----------         ------------
Before Taxes and Excluding Maximum Sales Charge                                      -28.10%              -13.51%
Before Taxes and Including Maximum Sales Charge                                      -31.69%              -13.90%
After Taxes on Distributions and Excluding Maximum Sales Charge                      -28.01%              -13.50%
After Taxes on Distributions and Including Maximum Sales Charge                      -31.61%              -13.88%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       -17.15%              -10.16%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       -19.36%              -10.43%

      Class B commenced operations April 22, 1998.

TAX-MANAGED MID-CAP CORE FUND            Length of Period Ended October 31, 2002
Average Annual Total Return:                          Life of Fund
---------------------------                           ------------
Before Taxes and Excluding Maximum Sales Charge*        -15.10%
Before Taxes and Including Maximum Sales Charge*        -19.34%
      Class B commenced operations March 4, 2002.



TAX-MANAGED MULTI-CAP OPPORTUNITY FUND                                           Length of Period Ended October 31, 2002
Average Annual Total Return:                                                         One Year           Life of Fund
----------------------------                                                        -----------          -------------
Before Taxes and Excluding Maximum Sales Charge                                      -14.29%               -13.88%
Before Taxes and Including Maximum Sales Charge                                      -18.57%               -15.39%
After Taxes on Distributions and Excluding Maximum Sales Charge                      -14.29%               -13.88%
After Taxes on Distributions and Including Maximum Sales Charge                      -18.57%               -15.39%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       - 8.77%               -10.88%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       -11.40%               -12.03%

      Class B commenced operations July 10, 2000.

TAX-MANAGED SMALL-CAP GROWTH FUND 1.2                                             Length of Period Ended October 31, 2002
Average Annual Total Return:                                                      One Year    Five Years      Life of Fund
----------------------------                                                      --------    ----------     -------------
Before Taxes and Excluding Maximum Sales Charge                                   -23.21%       -5.59%           -5.98%
Before Taxes and Including Maximum Sales Charge                                   -27.05%       -5.97%           -6.16%
After Taxes on Distributions and Excluding Maximum Sales Charge                   -23.21%       -5.59%           -5.98%
After Taxes on Distributions and Including Maximum Sales Charge                   -27.05%       -5.97%           -6.16%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge    -14.25%       -4.36%           -4.65%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge    -16.61%       -4.65%           -4.79%

      Class B commenced operations March 1, 2001. Class B of Tax-Managed Small-Cap Growth Fund 1.1 commenced operations September 29, 1997.

TAX-MANAGED SMALL-CAP VALUE FUND         Length of Period Ended October 31, 2002
Average Annual Total Return:                          Life of Fund
----------------------------                           ------------
Before Taxes and Excluding Maximum Sales Charge*         -11.80%
Before Taxes and Including Maximum Sales Charge*         -16.21%
      Class B commenced operations March 4, 2002.

TAX-MANAGED VALUE FUND                                                              Length of Period Ended October 31, 2002
Average Annual Total Return:                                                           One Year           Life of Fund
----------------------------                                                           ---------          -------------
Before Taxes and Excluding Maximum Sales Charge                                        - 9.16%                 0.78%
Before Taxes and Including Maximum Sales Charge                                        -13.70%                -0.65%
After Taxes on Distributions and Excluding Maximum Sales Charge                        - 9.16%                 0.78%
After Taxes on Distributions and Including Maximum Sales Charge                        -13.70%                -0.65%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         - 5.62%                 0.63%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         - 8.41%                -0.52%

      Class B commenced operations January 28, 2000.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Tax-Managed Equity Asset Allocation Fund     Merrill Lynch, Pierce, Fenner & Smith     Jacksonville, FL     12.5%
Tax-Managed International Growth Fund        Merrill Lynch, Pierce, Fenner & Smith     Jacksonville, FL     10.4%
Tax-Managed Multi-Cap Opportunity Fund       Merrill Lynch, Pierce, Fenner & Smith     Jacksonville, FL      9.2%
Tax-Managed Small-Cap Growth Fund 1.2        Merrill Lynch, Pierce, Fenner & Smith     Jacksonville, FL     17.0%
Tax-Managed Small-Cap Value Fund             Bear Stearns Securities Corp.             Brooklyn, NY          9.0%
                                             Merrill Lynch, Pierce, Fenner & Smith     Jacksonville, FL      5.6%
Tax-Managed Value Fund                       Merrill Lynch, Pierce, Fenner & Smith     Jacksonville, FL     21.3%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                    APPENDIX C

                     CLASS C FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                      Distribution Fee                             Uncovered Distribution
                                          Sales            Paid to             CDSC Paid to       Charges (as a % of Class
                 Fund                   Commission  Principal Underwriter  Principal Underwriter         Net Assets)
                 ----                   ----------  ---------------------  ---------------------  ------------------------
Tax-Managed Equity Asset Allocation*      $21,688       $   70,517               $ 4,000              $1,537,000 (4.8%)
Tax-Managed International Growth          232,893          239,148                23,000               5,497,000 (25.0%)
Tax-Managed Mid-Cap Core*                   1,412            4,206                   587                  77,000 (4.9%)
Tax-Managed Multi-Cap Opportunity          50,068          102,213                 5,000                 819,000 (7.2%)
Tax-Managed Small-Cap Growth               42,712          107,545                11,000               1,117,000 (9.1%)
Tax-Managed Small-Cap Value*                2,623            6,183                 1,000                  91,000 (4.9%)
Tax-Managed Value                         781,932        1,375,154                80,000              15,978,000 (9.2%)

                                                    Service Fees      Repurchase Transaction
                                        Service       Paid to              Fees Paid to
                 Fund                    Fees    Investment Dealers   Principal Underwriter
                 ----                   -------  ------------------  ------------------------
Tax-Managed Equity Asset Allocation*   $23,506       $ 16,266              $  177.50
Tax-Managed International Growth        79,716         58,212               2,182.50
Tax-Managed Mid-Cap Core*                1,402            353                     10
Tax-Managed Multi-Cap Opportunity       34,071         13,942                 412.50
Tax-Managed Small-Cap Growth            35,795         10,677                    635
Tax-Managed Small-Cap Value*             2,061            656                     20
Tax-Managed Value                      458,385        195,366                  4,445

* For the period from the start of business, March 4, 2002, to October 31, 2002.

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of Tax-Managed Small-Cap Growth Fund 1.2 was first offered reflects the total return of Class C shares of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1. The total return of Class C shares of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 has not been adjusted to reflect differences in certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return shown below would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. Tax-Managed International Growth Fund's Returns After Taxes may reflect foreign tax credits passed by the Fund to its shareholders.

TAX-MANAGED EQUITY ASSET ALLOCATION FUND    Length of Period Ended October 31, 2002
Average Annual Total Return:                             Life of Fund
----------------------------                             ------------
Before Taxes and Excluding Maximum Sales Charge*             -18.50%
Before Taxes and Including Maximum Sales Charge*             -19.32%

     Class C commenced operations March 4, 2002.

TAX-MANAGED INTERNATIONAL GROWTH FUND                                            Length of Period Ended October 31, 2002
Average Annual Total Return:                                                         One Year           Life of Fund
---------------------------                                                        -----------         ------------
Before Taxes and Excluding Maximum Sales Charge                                      -28.13%              -13.57%
Before Taxes and Including Maximum Sales Charge                                      -28.85%              -13.57%
After Taxes on Distributions and Excluding Maximum Sales Charge                      -28.05%              -13.54%
After Taxes on Distributions and Including Maximum Sales Charge                      -28.77%              -13.54%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       -17.17%              -10.20%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       -17.61%              -10.20%

      Class C commenced operations April 22, 1998.

TAX-MANAGED MID-CAP CORE FUND            Length of Period Ended October 31, 2002
Average Annual Total Return:                          Life of Fund
---------------------------                           ------------
Before Taxes and Excluding Maximum Sales Charge*        -15.10%
Before Taxes and Including Maximum Sales Charge*        -15.95%
      Class C commenced operations March 4, 2002.

TAX-MANAGED MULTI-CAP OPPORTUNITY FUND                                           Length of Period Ended October 31, 2002
Average Annual Total Return:                                                         One Year           Life of Fund
----------------------------                                                        -----------          -------------
Before Taxes and Excluding Maximum Sales Charge                                      -14.27%               -13.83%
Before Taxes and Including Maximum Sales Charge                                      -15.12%               -13.83%
After Taxes on Distributions and Excluding Maximum Sales Charge                      -14.27%               -13.83%
After Taxes on Distributions and Including Maximum Sales Charge                      -15.12%               -13.83%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       - 8.76%               -10.84%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       - 9.29%               -10.84%

     Class C commenced operations July 10, 2000.


TAX-MANAGED SMALL-CAP GROWTH FUND 1.2                                             Length of Period Ended October 31, 2002
Average Annual Total Return:                                                      One Year    Five Years      Life of Fund
----------------------------                                                      --------    ----------     -------------
Before Taxes and Excluding Maximum Sales Charge                                   -23.31%       -5.63%           -6.05%
Before Taxes and Including Maximum Sales Charge                                   -24.08%       -5.63%           -6.05%
After Taxes on Distributions and Excluding Maximum Sales Charge                   -23.31%       -5.63%           -6.05%
After Taxes on Distributions and Including Maximum Sales Charge                   -24.08%       -5.63%           -6.05%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge    -14.31%       -4.39%           -4.71%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge    -14.78%       -4.39%           -4.71%

     Class C commenced operations March 1, 2001. Class C of Tax-Managed Small-Cap Growth Fund 1.1 commenced operations September 29, 1997.

TAX-MANAGED SMALL-CAP VALUE FUND         Length of Period Ended October 31, 2002
Average Annual Total Return:                          Life of Fund
----------------------------                           ------------
Before Taxes and Excluding Maximum Sales Charge*          -11.80%
Before Taxes and Including Maximum Sales Charge*          -12.68%
     Class C commenced operations March 4, 2002.

TAX-MANAGED VALUE FUND                                                              Length of Period Ended October 31, 2002
Average Annual Total Return:                                                           One Year           Life of Fund
----------------------------                                                           ---------          -------------
Before Taxes and Excluding Maximum Sales Charge                                        - 9.18%                 1.74%
Before Taxes and Including Maximum Sales Charge                                        -10.09%                 1.74%
After Taxes on Distributions and Excluding Maximum Sales Charge                        - 9.18%                 1.74%
After Taxes on Distributions and Including Maximum Sales Charge                        -10.09%                 1.74%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         - 5.64%                 1.39%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         - 6.19%                 1.39%

     Class C commenced operations January 24, 2000.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Tax-Managed Equity Asset Allocation Fund     Merrill Lynch, Pierce, Fenner & Smith    Jacksonville, FL   25.6%
Tax-Managed International Growth             Merrill Lynch, Pierce, Fenner & Smith    Jacksonville,FL    20.3%
Tax-Managed Mid-Cap Core Fund                Wells Fargo Investments LLC              Minneapolis, MN    12.3%
                                             NFSC FEBO Bruce Gramaila                 Chicago, IL         6.6%
                                             Merrill Lynch, Pierce, Fenner & Smith    Jacksonville, FL    5.4%
Tax-Managed Multi-Cap Opportunity Fund       Merrill Lynch, Pierce, Fenner & Smith    Jacksonville,FL    17.2%
Tax-Managed Small-Cap Growth Fund 1.2        Merrill Lynch, Pierce, Fenner & Smith    Jacksonville,FL    20.5%
Tax-Managed Small-Cap Value Fund             Wells Fargo Investments LLC              Minneapolis, MN    11.3%
                                             Merrill Lynch, Piece, Fenner & Smith     Jacksonville, FL    7.5%
Tax-Managed Value Fund                       Merrill Lynch, Pierce, Fenner & Smith    Jacksonville,FL    23.7%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                   APPENDIX D

                     CLASS D FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class D shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class D), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                Distribution Fee                             Uncovered Distribution
                                    Sales            Paid to             CDSC Paid to       Charges (as a % of Class   Service
              Fund                Commission  Principal Underwriter  Principal Underwriter         Net Assets)          Fees
              ----                ----------  ---------------------  ---------------------  ------------------------   -------
Tax-Managed International Growth   $34,221           $ 4,357               $ 14,000              $34,000 (7.3%)        $1,425
Tax-Managed Value                   27,392            59,158                116,000              407,000 (5.6%)        19,220
                                     Service Fees      Repurchase Transaction
                                       Paid to              Fees Paid to
              Fund                Investment Dealers   Principal Underwriter
              ----                ------------------  ------------------------
Tax-Managed International Growth          $0                  $    85
Tax-Managed Value                          0                   407.50

PERFORMANCE INFORMATION. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of each Fund was first offered reflects the total return of Class B shares of each Fund. The total return of Class B shares of each Fund has not been adjusted to reflect differences in certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class D total return shown below would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. Tax-Managed International Growth Fund's Returns After Taxes may reflect foreign tax credits passed by the Fund to its shareholders.

TAX-MANAGED INTERNATIONAL GROWTH FUND                                            Length of Period Ended October 31, 2002
Average Annual Total Return:                                                         One Year           Life of Fund
---------------------------                                                        -----------         ------------
Before Taxes and Excluding Maximum Sales Charge                                      -28.08%              -12.95%
Before Taxes and Including Maximum Sales Charge                                      -31.68%              -13.33%
After Taxes on Distributions and Excluding Maximum Sales Charge                      -28.00%              -12.93%
After Taxes on Distributions and Including Maximum Sales Charge                      -31.60%              -13.32%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge       -17.15%              - 9.76%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge       -19.36%              -10.03%

     Class D commenced operations March 15, 2002. Class B commenced operations April 22, 1998.

TAX-MANAGED VALUE FUND                                                              Length of Period Ended October 31, 2002
Average Annual Total Return:                                                           One Year           Life of Fund
----------------------------                                                           ---------          -------------
Before Taxes and Excluding Maximum Sales Charge                                        - 9.18%                 0.75%
Before Taxes and Including Maximum Sales Charge                                        -13.72%                -0.68%
After Taxes on Distributions and Excluding Maximum Sales Charge                        - 9.18%                 0.75%
After Taxes on Distributions and Including Maximum Sales Charge                        -13.72%                -0.68%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         - 5.64%                 0.60%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         - 8.42%                -0.54%

     Class D commenced operations March 15, 2001.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Tax-Managed International Growth Fund      PaineWebber FBO Shaun Burns Irrevocable Trust     Detroit, MI         6.4
                                           US Clearing Corp. FBO 978-12819-11                New York, NY        5.4%
                                           Wells Fargo Investments LLC                       Minneapolis, MN     5.1%
                                           NFSC FEBO Irwin C. Unger Revocable Trust          Delray Beach, FL    5.1%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          March 1, 2003








                             EATON VANCE TAX-MANAGED
                            SMALL-CAP GROWTH FUND 1.1

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Mutual Funds Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                   Page                                     Page
Strategies and Risks                2     Purchasing and Redeeming Shares    14
Investment Restrictions             4     Sales Charges                      15
Management and Organization         6     Performance                        18
Investment Advisory and                   Taxes                              19
  Administrative Services          12     Portfolio Securities Transactions  21
Other Service Providers            13     Financial Statements               23
Calculation of Net Asset Value     14


            Appendix A: Class A Fees, Performance and Ownership     24
            Appendix B: Class B Fees, Performance and Ownership     25
            Appendix C: Class C Fees, Performance and Ownership     26


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's prospectus dated March 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.



(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of the Portfolio's policy of investing at least 80% of net assets in equity securities of small-cap emerging growth companies, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

TAX-MANAGED INVESTING. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of an equity mutual fund - price appreciation, distributions of income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of net taxable investment income and net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates as high as 38.6%. Distributions of realized long-term gains (on stocks held for more than one year) are taxed at rates up to 20%. Returns derived from price appreciation are untaxed until the shareholder redeems his or her shares. Upon redemption, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the redemption and the shareholder's adjusted tax basis is realized.

The Fund is similar to retirement planning products such as variable annuities and IRAs. As a mutual fund, however, the Fund avoids a number of structural disadvantages inherent in a variable annuity - including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. Variable annuities offer tax-free exchanges and a death benefit, which are not offered by the Fund. Eligibility to invest in IRAs and annual contributions to IRAs are limited. Contributions to deductible IRAs can be made from pre-tax dollars and distributions from Roth IRAs are not taxed if certain requirements are met.

An analysis of long-term hypothetical returns achievable from a tax-managed equity fund that achieves returns predominantly from unrealized gains compared to a conventional equity mutual fund and a variable annuity can illustrate the fundamental soundness of a tax-managed equity fund investment. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and a variable annuity. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund or to a variable annuity can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in the Fund cannot be predicted.

EQUITY  INVESTMENTS.  The  Portfolio  invests  primarily  in common  stocks  and securities convertible into common stocks. The Portfolio also may invest in investment-grade preferred stocks, debt securities (normally limited to securities convertible into common stocks), warrants and other securities and instruments.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indices and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of currency futures and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

LENDING PORTFOLIO SECURITIES. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

SHORT SALES. The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. The Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

The ability to use short sales against-the-box, certain equity swaps and certain equity collar strategies as a tax-efficient management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out within thirty days of the end of the Portfolio's taxable year and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

TEMPORARY INVESTMENTS. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other emerging growth funds, except to the extent the Portfolio sells securities in order to generate capital losses. Selling securities to generate capital losses will increase the Portfolio's turnover rate and the trading costs it incurs.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)  Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;

(2) Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)  Engage in the underwriting of securities;

(4) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

(5) Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreementsand (c) lending portfolio securities;

(6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in anyone industry.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JESSICA M. BIBLIOWICZ  Trustee         Since 1998          President and Chief Executive           186           None
11/28/59                                                   Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee         Of the Trust        Chairman, President and Chief           191           Director of EVC
11/9/41                                1991; of the        Executive Officer of BMR, Eaton
                                       Portfolio since     Vance, EVC and EV; Director of EV;
                                       1998                Vice President and Director of EVD.
                                                           Trustee and/or officer of 191
                                                           registered investment companies in
                                                           the Eaton Vance Fund Complex.  Mr.
                                                           Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance and EVC, which are
                                                           affiliates of the Trust and
                                                           Portfolios.

NONINTERESTED TRUSTEES

DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      191           Trustee/Director of
3/26/31                                Trust since 1986;   (corporate relations and                              the Royce Funds
                                       of the Portfolio    communications company).                              (mutual funds)
                                       since 1998                                                                consisting of 17
                                                                                                                 portfolios

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                Trust since 1986;   Investment Banking Emeritus,                          & Co. (specialty
                                       of the Portfolio    Harvard University Graduate                           retailer) and
                                       since 1998          School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunication
                                                                                                                 services company)

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation           191           None
9/21/35                                Trust since 1986;   (an investment and financial
                                       of the Portfolio    advisory services company) (since
                                       since 1998          September 2000).  Chairman,
                                                           Hellman, Jordan Management Co.,
                                                           Inc. (an investment management
                                                           company) (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Since 1998          Professor Law, University of            186           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001).  Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      171           None
2/21/30                                Trust since 1984;
                                       of the Portfolio
                                       since 1998

(1)  Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

  Name and Date          Position(s) with the           Term of Office
    of Birth                Trust/Portfolio         and Length of Service       Principal Occupation(s) During Past Five Years
    --------                ---------------         ---------------------       ----------------------------------------------
THOMAS E. FAUST JR.     President of the Trust      Since 2002                  Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV; Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC.  Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC and Belport Capital Fund LLC
                                                                                (private investment companies sponsored by Eaton
                                                                                Vance).  Officer of 51 registered investment
                                                                                companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.   Vice President of           Since 1995                  Vice President of Eaton Vance and BMR. Officer of 35
7/28/59                 the Trust                                               registered investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS J. FETTER        Vice President of the       Since 1997                  Vice  President of Eaton Vance and BMR.  Officer  of
8/20/43                 Trust                                                   127 registered investment companies managed by Eaton
                                                                                Vance or BMR.

MICHAEL R. MACH         Vice President of the       Since 1999                  Vice President of Eaton Vance and BMR.  Previously,
7/15/47                 Trust                                                   Managing Director and Senior Analyst for Robertson
                                                                                Stephens (1998-1999).  Officer of 24 registered
                                                                                investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH     Vice President of the       Since 1998                  Vice President of  Eaton Vance and  BMR.  Officer of
1/22/57                 Trust                                                   126 registered investment companies managed by Eaton
                                                                                Vance or BMR.

DUNCAN W. RICHARDSON    Vice President of the       Vice President of the       Senior Vice President and Chief Equity Investment
10/26/57                Trust; President of         Trust since 2001;           Officer of Eaton Vance and BMR.  Officer of 41
                        the Portfolio               President of the Portfolio  registered investment companies managed by Eaton
                                                    since 2002                  Vance or BMR.

WALTER A. ROW, III      Vice President of the       Since 2001                  Director of Equity Research and a Vice President of
7/20/57                 Trust                                                   Eaton Vance and BMR.  Officer of 22 registered
                                                                                investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN        Vice President of the       Since 2003                  Vice President of Eaton Vance and BMR.  Previously,
8/21/54                 Trust                                                   Portfolio Manager and Equity Analyst for State
                                                                                Street Global Advisors (1980-1999).  Officer of 23
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

SUSAN SCHIFF            Vice President of the       Since 2002                  Vice President of Eaton Vance and BMR.  Officer of
3/13/61                 Trust                                                   25 registered investment companies managed by Eaton
                                                                                Vance or BMR.

EDWARD E. SMILEY, JR.   Vice President              For the Trust since 1999;   Vice President of Eaton Vance and BMR.  Officer of
10/5/44                                             for the Portfolio since     37 registered investment companies managed by Eaton
                                                    1998                        Vance or BMR.

JAMES L. O'CONNOR       Treasurer of the Trust      Since 1989                  Vice President of BMR, Eaton Vance and EVD.  Officer
4/1/45                                                                          of 113 registered investment companies managed by
                                                                                Eaton Vance or BMR.

MICHELLE A. ALEXANDER   Treasurer of the Portfolio  Since 2002*                 Vice President of Eaton Vance and BMR.  Chief
8/25/69                                                                         Financial Officer of Belair Capital Fund LLC,
                                                                                Belcrest Capital Fund LLC, Belmar Capital Fund LLC
                                                                                and Belport Capital Fund LLC (private investment
                                                                                companies sponsored by EVM).  Officer of 84
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

ALAN R. DYNNER          Secretary                   For the Trust since 1997;   Vice President, Secretary and Chief Legal Officer of
10/10/40                                            for the Portfolio since     BMR, Eaton Vance, EVD, EV and EVC.  Officer of 191
                                                    1998                        registered investment companies managed by Eaton
                                                                                Vance or BMR.

*Prior to 2002, Ms. Alexander served as Assistant Treasurer of the Portfolio since 1998.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolio. In the fiscal year ended October 31, 2002, the Nominating Committee convened five times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. In the fiscal year ended October 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

  .  An independent report comparing fees (in the case of a renewal);

  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;

  . Sales and redemption data in respect of the Fund (in the case of a renewal);

  . The economic outlook and the general investment outlook in the relevant investment markets;

  . Eaton Vance's results and financial condition and the overall organization of the investment adviser;

  .  Arrangements regarding the distribution of Fund shares;

  .  The procedures used to determine the fair value of the Fund's assets;

  . The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

  .  Eaton  Vance's   management  of  the   relationship   with  the  custodian,
     subcustodians and fund accountants;

  . The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  .  The quality,  nature,  cost and character of the  administrative  and other
     non-investment   management  services  provided  by  Eaton  Vance  and  its affiliates;

  .  Investment management staffing;

  . Operating expenses (including transfer agency expenses) paid to third parties; and

  .  Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                                      Aggregate Dollar Range of Equity
                                                                     Securities Owned in All Registered
                             Dollar Range of Equity Services          Funds Overseen by Trustee in the
   Name of Trustee                 Owned in the Fund                       Eaton Vance Fund Complex
   ---------------                 -----------------                       ------------------------
Interested Trustees
  Jessica M. Bibliowicz                 None                                    $10,001 - $50,000
  James B. Hawkes                       None                                      over $100,000
Noninterested Trustees
  Donald R. Dwight                      None                                      over $100,000
  Samuel L. Hayes, III                  None                                      over $100,000
  Norton H. Reamer                      None                                      over $100,000
  Lynn A. Stout                         None                                    $10,001 - $50,000
  Jack L. Treynor                       None                                       $1 - $10,000

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

 1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

 2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; orer common control with EVC or EVD; or (v) an officer of any of the above; or

 3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended October 31, 2002, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation  Jessica M. Bibliowicz  Donald R. Dwight  Samuel L. Hayes  Norton H. Reamer  Lynn A. Stout   Jack L. Treynor
----------------------  ---------------------  ----------------  ---------------  ----------------  -------------   ---------------
      Trust(2)              $ 11,366             $  9,973           $ 11,254         $  9,882       $ 10,780           $ 11,305
     Portfolio                 3,058                3,038(3)           3,382            2,992          3,168(4)           3,235
       Total                 160,000              162,500(5)         180,000          160,000        160,000(6)         170,000

(1) As of March 1, 2003, the Eaton Vance fund complex consists of 192 registered investment companies or series thereof.
(2)  The Trust consisted of 21 Funds as of October 31, 2002.
(3)  Includes $1,688 of deferred compensation.
(4)  Includes $473 of deferred compensation.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

ORGANIZATION. The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. On March 1, 2002, the Fund changed its name from "Eaton Vance Tax-Managed Emerging Growth Fund 1.1" to "Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1".

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a Trust under the laws of the state of New York on June 22, 1998 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

                                             Annual Fee Rate
Average Daily Net Assets for the Month      (for each level)
--------------------------------------      ----------------
$500 million but less than $1 billion          0.5625%
$1 billion but less than $1.5 billion          0.5000%
$1.5 billion and over                          0.4375%

At October 31, 2002, the Portfolio had net assets of $209,074,328. For the fiscal year ended October 31, 2002 and for the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001, BMR earned advisory fees of $1,778,849 and $1,479,594, respectively.

Prior to March 1, 2001, the Fund's assets were managed by Eaton Vance under an investment advisory agreement substantially identical to the agreement between the Portfolio and BMR. For the period from November 1, 2000, to February 28, 2001 and for the fiscal year ended October 31, 2000, Eaton Vance earned advisory fees of $908,801and $2,404,929, respectively.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended October 31, 2002, Eaton Vance was paid $10,560 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton

Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance Funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION AND SERVICE PLANS

The Trust has in effect a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% (in the case of Class B) and 6.25% (in the case of Class C) of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on August 11, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Present and prospective investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar, references to Tax Freedom Day and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;

  .  funding a college education (including its actual and estimated cost);

  .  health care expenses (including actual and projected expenses);

  .  long-term  disabilities   (including  the  availability  of,  and  coverage
     provided by, disability insurance); and

  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended October 31, 2002.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the

Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions.

Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Prior to March 1, 2001, the assets of Tax-Managed Emerging Growth Portfolio's predecessor were managed by Eaton Vance. The following table shows brokerage commissions paid by the Portfolio's predecessor during the period from November 1, 2000, to February 28, 2001 and for the fiscal year ended October 31, 2000, as well as the amount of security transactions for the most recent fiscal year that were directed to firms, which provided some research services to BMR, the Portfolio's investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                                                                             Commissions Paid
                                                                               Amount of Transactions        on Transactions
                                                                                  Directed to Firms         Directed to Firms
                       Brokerage Commissions Paid for the Fiscal Year Ended      Providing Research         Providing Research
                       ----------------------------------------------------    ----------------------       ------------------
       Name                 10/31/02      10/31/01        10/31/00                   10/31/02                    10/31/02
       ----                 --------      --------        --------                   --------                    --------
     Portfolio             $1,601,825    $82,874(1)         N/A                    $594,975,345                 %1,585,768
Portfolio Predecessor          N/A        54,096(2)      $276,128(2)

(1) For the period from the Portfolio's commencement of operations, March 1, 2001, to October 31, 2001.

(2) Brokerage commissions paid by the Portfolio's predecessor for the period from November 1, 2000 to February 28, 2001 and for the fiscal year ended October 31, 2000.

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended October 31, 2002, as previously filed electronically with the SEC (Accession No. 0001047469-03-000968).

                                                                      APPENDIX A

                     CLASS A FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by the Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

Total Sales     Sales Charges to     Sales Charges to     Total Service     Service Fees Paid     Repurchase Transaction Fees
Charges Paid   Investment Dealers  Principal Underwriter    Fees Paid     to Investment Dealers        Paid to Principal
------------   ------------------  ---------------------  -------------   ---------------------   ---------------------------
  $58,660           $50,094               $8,566            $175,743            $141,006                    $4,175

For the fiscal years ended October 31, 2001 and 2000, total sales charges of $665,644 and $1,845,091, respectively, were paid on sales of Class A, of which the principal underwriter received $98,504 and $274,997, respectively.

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                                                                      Length of Period Ended October 31, 2002
Average Annual Total Return:                                                          One Year    Five Years    Life of Fund*
----------------------------                                                          --------    ----------    -------------
Before Taxes and Excluding Maximum Sales Charge                                       -22.56%       -4.79%         -5.19%
Before Taxes and Including Maximum Sales Charge                                       -27.01%       -5.90%         -6.28%
After Taxes on Distributions and Excluding Maximum Sales Charge                       -22.56%       -4.79%         -5.19%
After Taxes on Distributions and Including Maximum Sales Charge                       -27.01%       -5.90%         -6.28%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge        -13.85%       -3.75%         -4.06%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge        -16.59%       -4.60%         -4.89%
  Class commenced operations September 25, 1997.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 3, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.    Jacksonville, FL         6.4%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                     CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid    Distribution     CDSC          Uncovered
   by Principal     Fee Paid to     Paid to       Distribution                   Service Fees       Repurchase Transaction
  Underwriter to     Principal     Principal   Charges (as a % of   Service        Paid to             Fees Paid to
Investment Dealers  Underwriter   Underwriter  Class Net Assets)      Fees     Investment Dealers   Princial Underwriter
------------------  ------------  -----------  ------------------   -------   ------------------   ----------------------
    $119,542          $876,124      $643,000    $7,118,000 (8.7%)   $302,833       $277,626             $5,572.50

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                                                                      Length of Period Ended October 31, 2002
Average Annual Total Return:                                                          One Year    Five Years    Life of Fund*
----------------------------                                                          --------    ----------    -------------
Before Taxes and Excluding Maximum Sales Charge                                       -23.16%       -5.53%         -5.92%
Before Taxes and Including Maximum Sales Charge                                       -27.01%       -5.91%         -6.11%
After Taxes on Distributions and Excluding Maximum Sales Charge                       -23.16%       -5.53%         -5.92%
After Taxes on Distributions and Including Maximum Sales Charge                       -27.01%       -5.91%         -6.11%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge        -14.22%       -4.32%         -4.61%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge        -16.58%       -4.60%         -4.75%
  Class commenced operations September 29, 1997.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 3, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.        Jacksonville, FL      12.2%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                      CLASS C FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended October 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid    Distribution     CDSC          Uncovered
   by Principal     Fee Paid to     Paid to       Distribution                   Service Fees       Repurchase Transaction
  Underwriter to     Principal     Principal   Charges (as a % of   Service        Paid to             Fees Paid to
Investment Dealers  Underwriter   Underwriter  Class Net Assets)      Fees     Investment Dealers   Princial Underwriter
------------------  ------------  -----------  ------------------   -------   ------------------   ----------------------
    $492,388          $423,187      $12,000     $7,712,000 (20.9%)  $141,062       $122,907             $3,122.50

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                                                                      Length of Period Ended October 31, 2002
Average Annual Total Return:                                                          One Year    Five Years    Life of Fund*
----------------------------                                                          --------    ----------    -------------
Before Taxes and Excluding Maximum Sales Charge                                       -23.05%       -5.54%         -5.97%
Before Taxes and Including Maximum Sales Charge                                       -23.82%       -5.54%         -5.97%
After Taxes on Distributions and Excluding Maximum Sales Charge                       -23.05%       -5.54%         -5.97%
After Taxes on Distributions and Including Maximum Sales Charge                       -23.82%       -5.54%         -5.97%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge        -14.16%       -4.33%         -4.65%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge        -14.63%       -4.33%         -4.65%
  Class commenced operations September 25, 1997.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At February 3, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL        17.3%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

  (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17, 1993, filed as Exhibit (1)(a) to
               Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2) Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (3) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (4) Amendment and Restatement of Establishment and Designation of Series of Shares dated September 30, 2002 filed as Exhibit (a)(4) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

     (5) Amendment and Restatement of Establishment and Designation of Series of Shares dated November 4, 2002 filed as Exhibit (a)(5) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

     (6) Amendment and Restatement of Establishment and Designation of Series of Shares dated February 10, 2003 filed as Exhibit (a)(6) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

  (b)(1)       By-Laws  as amended  November 3, 1986  filed as Exhibit (2)(a) to
               Post-Effective   Amendment   No.  23  filed  July  14,  1995  and
               incorporated herein by reference.

     (2) Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference. (3) Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as Exhibit (b)(3) to
               Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.

  (c)          Reference is made to Item 23(a) and 23(b) above.

  (d)(1) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

     (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (3) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (4) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

     (5) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment No. 78 filed August 17, 2001 and incorporated herein by reference.

     (6) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

     (7) Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406) and incorporated herein by reference.

     (8) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.


  (e)(1) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (3) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (4)(a) Distribution Agreement dated as of March 1, 2001 between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. filed as Exhibit (e)(5) to Post-Effective Amendment No.73 filed February 26, 2001 and incorporated herein by reference.

        (b) Schedule A to Distribution Agreement filed as Exhibit (e)(4)(a) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.


     (5) Amendment dated June 18, 2002 to Distribution Agreement dated as of March 1, 2001 between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. filed as Exhibit (e)(5) to Post-Effective Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406) and incorporated herein by reference.

     (6) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

     (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

     (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

  (h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit
               (9)(a) to Post-Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (2)(a) Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (b) Schedule A to the Administrative Services Agreement filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

     (3)(a) Transfer Agency Agreement dated January 1, 1998 filed as Exhibit(k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February
               25, 1998 and incorporated herein by reference.

        (b)(i) Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-0004620) and incorporated herein by reference.

          (ii) Amended Schedule A dated August 31, 2002 to Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(3)(b)(ii) to Post-Effective Amendment No. 84 filed September 13, 2002 (Accession No. 0000940394-02-000563) and
               incorporated herein by reference.

     (4) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) ) filed July 24, 2002 (Accession No. 0000940394-02-0004620) and incorporated herein by reference.

  (i)(1) Opinion of Internal Counsel dated February 26, 2003 filed as Exhibit (i) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

     (2) Consent of Internal Counsel dated February 27, 2003 filed herewith.

  (j)(1) Independent Accountants' Consent for Eaton Vance Equity Research Fund filed herewith.

     (2) Independent Auditors' Consent for Eaton Vance Floating-Rate Fund filed herewith.

     (3) Independent Auditors' Consent for Eaton Vance Floating-Rate High Income Fund filed herewith.

     (4) Independent Auditors' Consent for Eaton Vance High Income Fund filed herewith.

     (5) Independent Accountants' Consent for Eaton Vance Strategic Income Fund filed herewith.

     (6) Independent Auditors' Consent for Eaton Vance Equity Asset Allocation Fund filed herewith.

     (7)       Independent   Auditors'   Consent  for  Eaton  Vance  Tax-Managed
               International Growth Fund filed herewith.

     (8) Independent Auditors' Consent for Eaton Vance Tax-Managed Mid-Cap Core Fund filed herewith.

     (9)       Independent   Auditors'   Consent  for  Eaton  Vance  Tax-Managed
               Multi-Cap Opportunity Fund filed herewith.

    (10)       Independent   Auditors'   Consent  for  Eaton  Vance  Tax-Managed
               Small-Cap Growth Fund 1.1 filed herewith.

    (11)       Independent   Auditors'   Consent  for  Eaton  Vance  Tax-Managed
               Small-Cap Growth Fund 1.2 filed herewith.

    (12)       Independent   Auditors'   Consent  for  Eaton  Vance  Tax-Managed
               Small-Cap Value Fund filed herewith.

    (13) Independent Auditors' Consent for Eaton Vance Tax-Managed Value Fund filed herewith.

  (m)(1)(a) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

        (b) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2)(a) Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 filed as Exhibit (15)(i) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b) Schedule A to Class A Service Plan filed as Exhibit (m)(2)(b) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

     (3)(a) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b)    Schedule  A  to  Class  B  Distribution  Plan  filed  as  Exhibit
               (m)(3)(b) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

     (4)(a) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b)    Schedule  A  to  Class  C  Distribution  Plan  filed  as  Exhibit
               (m)(4)(b) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

     (5)(a) Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406) and incorporated herein by reference.

     (6)(a) Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) as Exhibit (6)(a) to Post-Effective Amendment No. 71 filed January 12, 2001 and incorporated herein by reference.

  (o)(1) Amended and Restated Multiple Class Plan dated December 10, 2001 filed as Exhibit (o) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

     (2) Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

  (p)(1) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September

               1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

     (2) Code of Ethics adopted by Atlanta Capital Management Company L.L.C. effective December 26, 2000 filed as Exhibit (p)(2) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

     (3) Code of Ethics adopted by Fox Asset Management, LLC effective July 15, 2000 filed as Exhibit (p)(3) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

  (q)(1) Power of Attorney for Eaton Vance Mutual Funds Trust dated November 20, 2001 filed as Exhibit (q)(1) to Post-Effective Amendment No. 84 filed September 13, 2002 and incorporated herein by reference.

     (2) Power of Attorney for Capital Appreciation Portfolio, Cash Management Portfolio, Floating Rate Portfolio, Government Obligations Portfolio, High Income Portfolio, Strategic Income Portfolio, Tax-Managed Emerging Growth Portfolio, Tax-Managed International Growth Portfolio and Tax-Managed Value Portfolio dated November 20, 2001 filed as Exhibit (q)(2) to Post-Effective Amendment No. 84 filed September 13, 2002 and incorporated herein by reference.

     (3) Power of Attorney for Tax-Managed Growth Portfolio dated November 20, 2002 filed as Exhibit (q)(3) to Post-Effective Amendment No. 84 filed September 13, 2002 and incorporated herein by reference.

     (4) Power of Attorney for Tax-Managed Mid-Cap Stock Portfolio dated December 10, 2001 filed as Exhibit (q)(12) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

     (5) Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated December 10, 2001 filed as Exhibit (q)(13) to Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

     (6) Power of Attorney for Investment Portfolio dated June 18, 2002 filed as Exhibit (q) (14) to Post-Effective Amendment No. 83 filed June 26, 2002 (Accession No. 0000940394-02-000406) and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801- 52179) and Fox Asset Management, LLC (File No. 801-26379) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:


Eaton Vance Advisers Senior            Eaton Vance Municipals Trust II
 Floating-Rate Fund                    Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust               Eaton Vance Prime Rate Reserves
Eaton Vance Income Fund of Boston      Eaton Vance Special Investment Trust
Eaton Vance Institutional Senior       EV Classic Senior Floating-Rate Fund
 Floating-Rate Fund                    Eaton Vance Variable Trust
Eaton Vance Investment Trust
Eaton Vance Municipals Trust


     (b)

         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------         ---------------

      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner      Vice President, Secretary and Clerk        Secretary
  Robert Ellerbeck               Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None

     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
     Tim McEwen                  Vice President                     None
   Shannon McHugh                Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
   Michael Nardone               Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
 George D. Owen, II              Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
     Matt Raynor                 Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
   David M. Thill                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None


------------------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 27, 2003.


                               EATON VANCE MUTUAL FUNDS TRUST


                               By: /s/ THOMAS E. FAUST Jr.
                                   ------------------------------
                                   Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on February 27, 2003.


      SIGNATURE                                   TITLE
      ---------                                   -----

/s/ Thomas  E. Faust Jr.
------------------------               President (Chief Executive Officer)
Thomas E. Faust, Jr.


/s/ James L. O'Connor                           Treasurer
---------------------         (and Principal Financial and Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*
----------------------                           Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


James B. Hawkes*
--------------------                             Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                                Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     ------------------------------------
     Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Floating Rate Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2003.


                               FLOATING RATE PORTFOLIO


                              By:  /s/ PAYSON F. SWAFFIELD
                                   ---------------------------------
                                  Payson F. Swaffield, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 27, 2003.


      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ Payson F. Swaffield
-----------------------               President (Chief Executive Officer)
Payson F. Swaffield


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                           Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


James B. Hawkes*
--------------------                             Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                                Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     ------------------------------------
     Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     High Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2003.


                               HIGH INCOME PORTFOLIO


                               By:  /s/ MICHAEL W. WEILHEIMER
                                    -------------------------------
                                    Michael W. Weilheimer, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 27, 2003.

      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ Michael W. Weilheimer
-------------------------            President (Chief Executive Officer)
Michael W. Weilheimer


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                           Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


James B. Hawkes*
--------------------                             Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                                Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     ------------------------------------
     Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Strategic Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2003.


                               STRATEGIC INCOME PORTFOLIO


                               By:  /s/ MARK S. VENEZIA
                                    ---------------------------------
                                    Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 27, 2003.


      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ Mark S. Venezia
-----------------------           President (Chief Executive Officer)
Mark S. Venezia


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                           Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


James B. Hawkes*
--------------------                             Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                                Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     ------------------------------------
     Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2003.

                               TAX-MANAGED GROWTH PORTFOLIO


                               By:  /s/ DUNCAN W. RICHARDSON
                                   ---------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 27, 2003.

      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ Duncan W. Richardson
------------------------           President (Chief Executive Officer)
Duncan W. Richardson


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                           Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


James B. Hawkes*
--------------------                             Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                                Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     ------------------------------------
     Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed International Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2003.

                               TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO


                               By:  /s/ DUNCAN W. RICHARDSON
                                    ---------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 27, 2003.

      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ Duncan W. Richardson
-----------------------           President (Chief Executive Officer)
Duncan W. Richardson


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                           Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


James B. Hawkes*
--------------------                             Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                                Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     ------------------------------------
     Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Mid-Cap Core Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2003.


                               TAX-MANAGED MID-CAP CORE PORTFOLIO

                               By:  /s/ JAMES B. HAWKES
                                    ------------------------------
                                  James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 27, 2003.


      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ James B. Hawkes
-------------------          President (Chief Executive Officer) and Trustee
James B. Hawkes


/s/ Michelle A. Alexander
------------------------- Treasurer (Principal Financial and Accounting Officer) Michelle A. Alexander


Jessica M. Bibliowicz*
----------------------                           Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                                Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     ------------------------------------
     Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Multi-Cap Opportunity Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2003.

                               TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO


                               By:  /s/ DUNCAN W. RICHARDSON
                                    ----------------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 27, 2003.

      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ Duncan W. Richardson
-----------------------           President (Chief Executive Officer)
Duncan W. Richardson


/s/ Kristen S. Anagnost
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Kristen S. Anagnost


Jessica M. Bibliowicz*
----------------------                           Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


James B. Hawkes*
--------------------                             Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                                Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     ------------------------------------
     Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Small-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2003.

                               TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO


                               By: /s/ DUNCAN W. RICHARDSON
                                   ------------------------------------
                                   Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 27, 2003.

      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ Duncan W. Richardson
-----------------------           President (Chief Executive Officer)
Duncan W. Richardson


/s/ Michelle A. Alexander
------------------------- Treasurer (Principal Financial and Accounting Officer) Michelle A. Alexander


Jessica M. Bibliowicz*
----------------------                           Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


James B. Hawkes*
--------------------                             Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                                Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     ------------------------------------
     Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Small-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2003.

                               TAX-MANAGED SMALL-CAP VALUE PORTFOLIO

                               By:  /s/ JAMES B. HAWKES
                                    ---------------------------------
                                    James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 27, 2003.

      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ James B. Hawkes
-------------------          President (Chief Executive Officer) and Trustee
James B. Hawkes


/s/ Michelle A. Alexander
------------------------- Treasurer (Principal Financial and Accounting Officer) Michelle A. Alexander


Jessica M. Bibliowicz*
----------------------                           Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                                Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     ------------------------------------
     Alan R. Dynner ( As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 27, 2003.

                               TAX-MANAGED VALUE PORTFOLIO


                               By:  /s/ DUNCAN W. RICHARDSON
                                   --------------------------------------
                                  Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 27, 2003.

      SIGNATURE                                 TITLE
      ---------                                 -----


/s/ Duncan W. Richardson
------------------------           President (Chief Executive Officer)
Duncan W. Richardson


/s/ Barbara E. Campbell
-----------------------   Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell


Jessica M. Bibliowicz*
----------------------                           Trustee
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


James B. Hawkes*
--------------------                             Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout


Jack L. Treynor*
-----------------                                Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     ------------------------------------
     Alan R. Dynner ( As attorney-in-fact)

                                    EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (i)(2)  Consent of Internal Counsel dated February 26, 2003

  (j)(1)  Independent  Accountants'  Consent for  Eaton Vance  Equity   Research
          Fund.

     (2)  Independent Auditors' Consent for Eaton Vance Floating-Rate Fund.

     (3) Independent Auditors' Consent for Eaton Vance Floating-Rate High Income Fund.

     (4)  Independent Auditors' Consent for Eaton Vance High Income Fund.

     (5)  Independent  Accountants'  Consent  for Eaton Vance  Strategic  Income
          Fund.

     (6) Independent Auditors' Consent for Eaton Vance Equity Asset Allocation Fund.

     (7)  Independent    Auditors'   Consent   for   Eaton   Vance   Tax-Managed
          International Growth Fund.

     (8) Independent Auditors' Consent for Eaton Vance Tax-Managed Mid-Cap Core Fund.

     (9) Independent Auditors' Consent for Eaton Vance Tax-Managed Multi-Cap Opportunity Fund.

     (10) Independent Auditors' Consent for Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1.

     (11) Independent Auditors' Consent for Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2.

     (12) Independent Auditors' Consent for Eaton Vance Tax-Managed Small-Cap Value Fund.

     (13) Independent Auditors' Consent for Eaton Vance Tax-Managed Value Fund.

                                                                  EXHIBIT (i)(2)


                                CONSENT OF COUNSEL

     I consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement of Eaton Vance Mutual Funds Trust (1933 Act File No. 02-90946) of my opinion dated February 26, 2003, which was filed as Exhibit (i) to Post-Effective Amendment No. 85.


                                  /s/ Maureen M. Gemma
                                  ----------------------
                                  Maureen M. Gemma, Esq.


February 27, 2003
Boston, Massachusetts

                                                                  EXHIBIT (j)(1)


                       CONSENT OF INDEPENDENT ACCOUNTANTS

     We hereby consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A ("Registration Statement") of our report dated December 17, 2002, relating to the financial statements and financial highlights of the Eaton Vance Equity Research Fund (the "Fund") which appears in the October 31, 2002 Annual Report to Shareholders of the Fund, which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights" and "Other Service Providers" in such Registration Statement.


/s/ PricewaterhouseCoopers LLP
PRICEWATERHOUSECOOPERS LLP

February 26, 2003
Boston, Massachusetts

                                                                  EXHIBIT (j)(2)



                          INDEPENDENT AUDITORS CONSENT

     We consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement (1933 Act File No. 02-90946) of Eaton Vance Mutual Funds Trust on Form N-1A of our reports each dated December 13, 2002 for Eaton Vance Floating-Rate Fund (the "Fund") and the Floating Rate Portfolio for the year ended October 31, 2002 included in the Annual Report to Shareholders of the Fund.

     We also consent to the reference to our Firm under the headings "Financial Highlights" in the Prospectus and "Other Service Providers" in the Statement of Additional Information, which are part of the Registration Statement.



/s/ Deloitte & Touche LLP
-------------------------
DELOITTE & TOUCHE LLP

February 27, 2003
Boston, Massachusetts

                                                                  EXHIBIT (j)(3)


                          INDEPENDENT AUDITORS CONSENT

     We consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement (1933 Act File No. 02-90946) of Eaton Vance Mutual Funds Trust on Form N-1A of our reports each dated December 13, 2002 for Eaton Vance Floating-Rate High Income Fund (the "Fund") and the
Floating Rate Portfolio for the year ended October 31, 2002 included in the Annual Report to Shareholders of the Fund.

     We also consent to the reference to our Firm under the headings "Financial Highlights" in the Prospectus and "Other Service Providers" in the Statement of Additional Information, which are part of the Registration Statement.



/s/ Deloitte & Touche LLP
-------------------------
DELOITTE & TOUCHE LLP

February 27, 2003
Boston, Massachusetts

                                                                  EXHIBIT (j)(4)


                          INDEPENDENT AUDITORS CONSENT

     We consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement (1933 Act File No. 02-90946) of Eaton Vance Mutual Funds Trust on Form N-1A of our reports each dated December 13, 2002 for the Eaton Vance High Income Fund (the "Fund") and the High Income Portfolio for the year ended October 31, 2002 included in the Annual Report to Shareholders of the Fund. We also consent to the incorporation by reference in this Post-Effective Amendment No. 86 of our report dated December 13, 2002 relating to the financial statements of High Income Portfolio, which appears in the statements of additional information of Eaton Vance Floating-Rate High Income Fund and Eaton Vance Strategic Income Fund.

     We also consent to the reference to our Firm under the headings "Financial Highlights" in the Prospectus and "Other Service Providers" in the Statement of Additional Information, which are part of the Registration Statement.



/s/ Deloitte & Touche LLP
-------------------------
DELOITTE & TOUCHE LLP

February 27, 2003
Boston, Massachusetts

                                                                  EXHIBIT (j)(5)



                       CONSENT OF INDEPENDENT ACCOUNTANTS

     We hereby consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A ("Registration Statement") of our report dated December 19, 2002, relating to the financial statements and financial highlights of the Eaton Vance Strategic Income Fund (the "Fund") and of our report dated December 19, 2002, relating to the financial statements and supplementary data of the Strategic Income Portfolio, which appear in the October 31, 2002 Annual Report to Shareholders of the Fund, which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights" and "Other Service Providers" in such Registration Statement.


/s/ PricewaterhouseCoopers LLP
PRICEWATERHOUSECOOPERS LLP

February 26, 2003
Boston, Massachusetts

                                                                  EXHIBIT (j)(6)


                          INDEPENDENT AUDITORS' CONSENT

     We consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement (1933 Act File No. 02-90946) of Eaton Vance Mutual Funds Trust on Form N-1A of our report dated December 6, 2002 for Eaton Vance Tax-Managed Equity Asset Allocation Fund (the "Fund") for the year ended October 31, 2002 included in the Annual Report to Shareholders of the Fund.

     We also consent to the reference to our Firm under the headings "Financial Highlights" in the Prospectus and "Other Service Providers" in the Statement of Additional Information, which are part of the Registration Statement.



/s/ Deloitte & Touche LLP
-------------------------
DELOITTE & TOUCHE LLP

February 27, 2003
Boston, Massachusetts

                                                                  EXHIBIT (j)(7)



                          INDEPENDENT AUDITORS' CONSENT

     We consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement (1933 Act File No. 02-90946) of Eaton Vance Mutual Funds Trust on Form N-1A of our reports each dated December 6, 2002 for Eaton Vance Tax-Managed International Growth Fund (the "Fund") and the Tax-Managed International Growth Portfolio for the year ended October 31, 2002 included in the Annual Report to Shareholders of the Fund.

     We also consent to the reference to our Firm under the headings "Financial Highlights" in the Prospectus and "Other Service Providers" in the Statement of Additional Information, which are part of the Registration Statement.



/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP


February 27, 2003
Boston, Massachusetts

                                                                  EXHIBIT (j)(8)


                          INDEPENDENT AUDITORS' CONSENT

     We hereby consent to the use in this Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A (1933 Act File No. 02-90946) of Eaton Vance Mutual Funds Trust of our reports each dated December 6, 2002, for Eaton Vance Tax-Managed Mid-Cap Core Fund (the "Fund") and the Tax-Managed Mid-Cap Core Portfolio for the year ended October 31, 2002 included in the Annual Report to Shareholders of the Fund.

     We also consent to the reference to us under the headings "Financial Highlights" in the prospectus and "Other Service Providers" in the statement of additional information, which are part of the Registration Statement.


/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

February 27, 2003
Boston, Massachusetts

                                                                  EXHIBIT (j)(9)



                          INDEPENDENT AUDITORS CONSENT

     We consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement (1933 Act File No. 02-90946) of Eaton Vance Mutual Funds Trust on Form N-1A of our reports each dated December 6, 2002 for Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the "Fund") and the Tax-Managed Multi-Cap Opportunity Portfolio for the year ended October 31, 2002 included in the Annual Report to Shareholders of the Fund.

     We also consent to the reference to our Firm under the headings "Financial Highlights" in the Prospectus and "Other Service Providers" in the Statement of Additional Information, which are part of the Registration Statement.



/s/ Deloitte & Touche LLP
-------------------------
DELOITTE & TOUCHE LLP

February 27, 2003
Boston, Massachusetts

                                                                 EXHIBIT (j)(10)



                          INDEPENDENT AUDITORS' CONSENT

     We consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement (1933 Act File No. 02-90946) of Eaton Vance Mutual Funds Trust on Form N-1A of our reports each dated December 6, 2002 for Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1(the "Fund") and the Tax-Managed Small-Cap Growth Portfolio for the year ended October 31, 2002 included in the Annual Report to Shareholders of the Fund.

     We also consent to the reference to our Firm under the headings "Financial Highlights" in the Prospectus and "Other Service Providers" in the Statement of Additional Information, which are part of the Registration Statement.



/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP


February 27, 2003
Boston, Massachusetts

                                                                EXHIBIT (j)(11)



                          INDEPENDENT AUDITORS CONSENT

     We consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement (1933 Act File No. 02-90946) of Eaton Vance Mutual Funds Trust on Form N-1A of our reports each dated December 6, 2002 for Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (the "Fund") and the Tax-Managed Small-Cap Growth Portfolio for the year ended October 31, 2002 included in the Annual Report to Shareholders of the Fund.

     We also consent to the reference to our Firm under the headings "Financial Highlights" in the Prospectus and "Other Service Providers" in the Statement of Additional Information, which are part of the Registration Statement.



/s/ Deloitte & Touche LLP
-------------------------
DELOITTE & TOUCHE LLP

February 27, 2003
Boston, Massachusetts

                                                                 EXHIBIT (j)(12)


                          INDEPENDENT AUDITORS' CONSENT

     We hereby consent to the use in this Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A (1933 Act File No. 02-90946) of Eaton Vance Mutual Funds Trust of our reports each dated December 6, 2002 for Eaton Vance Tax-Managed Small-Cap Value Fund (the "Fund") and the Tax-Managed Small-Cap Value Portfolio for the year ended October 31, 2002 included in the Annual Report to Shareholders of the Fund.

     We also consent to the reference to us under the headings "Financial Highlights" in the prospectus and "Other Service Providers" in the statement of additional information, which are part of the Registration Statement.


/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

February 27, 2003
Boston, Massachusetts

                                                                 EXHIBIT (j)(13)



                          INDEPENDENT AUDITORS' CONSENT

     We consent to the incorporation by reference in this Post-Effective Amendment No. 86 to the Registration Statement (1933 Act File No. 02-90946) of Eaton Vance Mutual Funds Trust on Form N-1A of our reports each dated December 6, 2002 for Eaton Vance Tax-Managed Value Fund (the "Fund") and the Tax-Managed Value Portfolio for the year ended October 31, 2002 included in the Annual Report to Shareholders of the Fund.

     We also consent to the reference to our Firm under the headings "Financial Highlights" in the Prospectus and "Other Service Providers" in the Statement of Additional Information, which are part of the Registration Statement.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP


February 27, 2003
Boston, Massachusetts